UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020-December 31, 2020

Item 1: Reports to Shareholders

Annual Report | December 31, 2020

Vanguard Balanced Index Fund

Contents

Your Fund’s Performance at a Glance	1

About Your Fund’s Expenses	2

Performance Summary	4

Financial Statements	7

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

•     For the 12 months ended December 31, 2020, Vanguard Balanced Index Fund returned 16.26% for Investor Shares, 16.40% for Admiral Shares, and 16.41% for Institutional Shares. The fund’s composite benchmark returned 17.34%.

•     The period was marked by the global spread of COVID-19 and efforts to contain it. Responses from policymakers, the creation and initial distribution of vaccines, and the easing of some restrictions soon lifted investor sentiment, and stock markets hit highs in December. After an initial period of high volatility and low liquidity in the bond markets, yields fell and prices rose amid unprecedented actions taken by governments and central banks to blunt the economic impact of the virus.

•     The fund, which invests about 60% of its assets in stocks and about 40% in bonds, posted a return different from that of its composite benchmark in part because of differences in the timing for rebalancing them to their target allocations.

•     The equity portion of the fund, which offers investors exposure to every segment of the U.S. equity market, returned about 21%. The fund’s bond portfolio, which provides broad exposure to the U.S. bond market, returned nearly 8%.

•     Over the past decade, the fund recorded an average annual return of almost 10%, in line with its benchmark index.

Market Barometer

	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16

CPI
Consumer Price Index	1.36%	1.85%	1.95%

1

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

2

Six Months Ended December 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2020	12/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,151.61	$0.97
Admiral™ Shares	1,000.00	1,152.26	0.38
Institutional Shares	1,000.00	1,152.57	0.32
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.23	$0.92
Admiral Shares	1,000.00	1,024.78	0.36
Institutional Shares	1,000.00	1,024.84	0.31

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

3

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2010, Through December 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Investor Shares	16.26%	11.15%	9.84%	$25,563
Balanced Composite Index	17.34	11.51	10.21	26,440
Bloomberg Barclays U.S. Aggregate
Float Adjusted Index	7.75	4.53	3.89	14,644
Spliced Total Stock Market Index	20.99	15.44	13.80	36,412

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Total Stock Market Index : Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

See Financial Highlights for dividend and capital gains information.

4

Balanced Index Fund
	Average Annual Total Returns
	Periods Ended December 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Admiral Shares	16.40%	11.27%	9.98%	$25,895
Balanced Composite Index	17.34	11.51	10.21	26,440
Bloomberg Barclays U.S. Aggregate Float
Adjusted Index	7.75	4.53	3.89	14,644
Spliced Total Stock Market Index	20.99	15.44	13.80	36,412

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Balanced Index Fund Institutional Shares	16.41%	11.29%	10.00%	$12,963,640
Balanced Composite Index	17.34	11.51	10.21	13,220,160
Bloomberg Barclays U.S. Aggregate Float
Adjusted Index	7.75	4.53	3.89	7,321,867

Spliced Total Stock Market Index	20.99	15.44	13.80	18,205,817

5

Balanced Index Fund

Fund Allocation

As of December 31, 2020

Asset-Backed/Commercial
Mortgage-Backed Securities	1.0%
Common Stock	61.4
Corporate Bonds	11.5
Preferred Stock	0.0
Sovereign Bonds	1.6
Taxable Municipal Bonds	0.3
U.S. Government and Agency Obligations	24.2

The table reflects the fund's investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

6

Balanced Index Fund

Financial Statements

Schedule of Investments—Investments Summary

As of December 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Basic Materials †			611,237	1.2%

Consumer Discretionary
*	Amazon.com Inc.	350,108	1,140,277	2.2%
*	Tesla Inc.	622,614	439,360	0.8%
*	Walt Disney Co.	1,483,405	268,763	0.5%
	Home Depot Inc.	883,367	234,640	0.4%
*	Netflix Inc.	362,784	196,168	0.4%
	Walmart Inc.	1,163,156	167,669	0.3%
	NIKE Inc. Class B	1,029,216	145,603	0.3%
	Costco Wholesale Corp.	362,072	136,422	0.3%
	McDonald’s Corp.	611,582	131,233	0.3%
	Consumer Discretionary—Other †		2,350,214	4.5%
			5,210,349	10.0%
Consumer Staples
	Procter & Gamble Co.	2,034,715	283,110	0.6%
	Coca-Cola Co.	3,173,075	174,011	0.3%
	PepsiCo Inc.	1,133,893	168,156	0.3%
	Consumer Staples—Other †		998,595	1.9%
			1,623,872	3.1%
Energy
	Exxon Mobil Corp.	3,471,609	143,100	0.3%
	Chevron Corp.	1,580,956	133,512	0.2%
§	Energy—Other †		446,155	0.9%
			722,767	1.4%
Financials
*	Berkshire Hathaway Inc. Class B	1,387,745	321,776	0.6%
	JPMorgan Chase & Co.	2,501,638	317,883	0.6%
	Bank of America Corp.	6,385,157	193,534	0.4%
§	Financials—Other †		2,488,881	4.8%
			3,322,074	6.4%

7

Balanced Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	Johnson & Johnson	2,161,274	340,141	0.7%
	UnitedHealth Group Inc.	778,890	273,141	0.5%
	Merck & Co. Inc.	2,077,025	169,901	0.3%
	Pfizer Inc.	4,563,104	167,968	0.3%
	Abbott Laboratories	1,455,358	159,347	0.3%
	AbbVie Inc.	1,448,789	155,238	0.3%
	Thermo Fisher Scientific Inc.	325,372	151,552	0.3%
	Medtronic plc	1,104,275	129,355	0.3%
§	Health Care—Other †		2,705,773	5.2%
			4,252,416	8.2%
Industrials
	Visa Inc. Class A	1,389,216	303,863	0.6%
	Mastercard Inc. Class A	730,291	260,670	0.5%
*	PayPal Holdings Inc.	962,164	225,339	0.4%
	Accenture plc Class A	520,184	135,877	0.3%
§,1	Industrials—Other †		3,435,715	6.6%
			4,361,464	8.4%
Other
2	Vanguard Total Bond Market ETF	375,384	33,105	0.1%

Real Estate †			1,058,036	2.0%

Technology
	Apple Inc.	12,563,969	1,667,113	3.2%
	Microsoft Corp.	6,207,197	1,380,605	2.7%
*	Facebook Inc. Class A	1,973,740	539,147	1.0%
*	Alphabet Inc. Class A	242,254	424,584	0.8%
*	Alphabet Inc. Class C	234,726	411,212	0.8%
	NVIDIA Corp.	482,995	252,220	0.5%
*	Adobe Inc.	393,893	196,994	0.4%
	Intel Corp.	3,363,330	167,561	0.3%
*	salesforce.com Inc.	709,796	157,951	0.3%
	Broadcom Inc.	332,048	145,387	0.3%
	QUALCOMM Inc.	929,342	141,576	0.3%
§	Technology—Other †		2,704,203	5.2%
			8,188,553	15.8%
Telecommunications
	Verizon Communications Inc.	3,395,512	199,486	0.4%
	Comcast Corp. Class A	3,747,769	196,383	0.4%
	AT&T Inc.	5,845,373	168,113	0.3%
	Cisco Systems Inc.	3,119,422	139,594	0.3%
	Telecommunications—Other †		345,312	0.6%
			1,048,888	2.0%
Utilities
	NextEra Energy Inc.	1,608,416	124,089	0.2%
	Utilities—Other †		809,903	1.6%
			933,992	1.8%
Total Common Stocks (Cost $10,234,848)			31,366,753	60.4%

8

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury
	Note/Bond	0.500%	3/31/25	245,241	247,463	0.5%
	United States Treasury
	Note/Bond	0.500%	3/15/23	245,065	247,055	0.5%
	United States Treasury
	Note/Bond	0.375%	3/31/22	159,650	160,148	0.3%
	United States Treasury
	Note/Bond	1.125%	2/28/27	124,502	129,054	0.2%
	United States Treasury
	Note/Bond	0.125%–8.000%	2/15/21–11/15/50	6,761,951	7,260,251	14.0%
					8,043,971	15.5%
Agency Bonds and Notes
3	Federal Home Loan
	Mortgage Corp.	0.125%–6.750%	1/13/22–7/15/32	72,486	75,462	0.2%
3	Federal National
	Mortgage Assn.	0.250%–7.250%	10/7/21–7/15/37	103,237	111,792	0.2%
	Agency Bonds and Notes—Other †				94,797	0.2%
					282,051	0.6%
Conventional Mortgage-Backed Securities
¤,3,4	Fannie Mae Pool	1.500%–9.500%	2/1/21–1/1/51	1,340,043	1,433,729	2.7%
3,4	Freddie Mac Gold
	Pool	2.000%–10.000%	5/1/21–1/1/49	521,158	560,668	1.1%
4	Ginnie Mae I Pool	3.000%–9.000%	4/15/21–9/15/49	52,566	57,482	0.1%
¤,4	Ginnie Mae II Pool	2.000%–7.000%	9/20/25–1/1/51	855,651	915,269	1.8%
¤,3,4	UMBS Pool	2.000%	1/1/51	198,703	206,403	0.4%
¤,3,4	UMBS Pool	1.500%–5.500%	7/1/26–1/1/51	560,721	590,630	1.1%
¤,3,4	UMBS Pool	1.500%–4.000%	1/1/35–1/1/51	281,090	294,360	0.6%
					4,058,541	7.8%
Nonconventional Mortgage-Backed Securities
3,4	Fannie Mae Pool	2.279%	7/1/43	311	322	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR + 1.290%	2.799%	12/1/41	55	57	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR + 1.310%	1.889%	9/1/37	101	104	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR + 1.472%	2.066%	7/1/36	9	10	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR + 1.474%	3.338%	3/1/43	155	158	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR + 1.530%	2.104%	12/1/43	103	110	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR + 1.554%	2.190%	9/1/43	21	21	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR + 1.597%	2.610%	6/1/43	83	84	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR + 1.614%	2.903%	8/1/39	57	60	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR + 1.623%	3.623%	2/1/36	18	19	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR + 1.625%	2.337%	8/1/35	55	59	0.0%

9

Balanced Index Fund

					Face	Market	Percentage
				Maturity	Amount	Value•	of Net
			Coupon	Date	($000)	($000)	Assets
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.626%	2.424%	10/1/37	22	23	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.627%	3.627%	3/1/38	6	6	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.635%	2.135%	11/1/36	15	16	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.643%	3.381%	1/1/37	22	23	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.658%	2.443%	10/1/42	69	69	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.660%	2.207%	9/1/40	5	5	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.665%	2.540%	6/1/36	3	3	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.684%	2.104%	12/1/33	13	14	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.687%	2.911%	6/1/42	174	182	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR
	+ 1.690%		2.212%–3.149%	10/1/39–9/1/42	133	140	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.693%	2.364%	11/1/39	25	26	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.695%	2.445%	7/1/39	7	7	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.698%	2.453%	8/1/40	13	13	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR
	+ 1.700%		2.245%–3.128%	7/1/37–10/1/42	182	193	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.705%	2.108%	11/1/39	11	11	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.726%	3.567%	5/1/42	83	87	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.729%	2.229%	9/1/34	14	15	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.732%	2.537%	9/1/43	123	127	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.739%	2.614%	6/1/41	10	10	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.747%	2.604%	7/1/41	68	72	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.750%	2.445%	10/1/40	10	11	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.771%	3.512%	5/1/42	26	27	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR
	+ 1.780%		3.496%–3.780%	2/1/41–4/1/41	63	65	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.781%	3.098%	7/1/42	53	58	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.792%	3.383%	8/1/42	110	111	0.0%

10

Balanced Index Fund

					Face	Market	Percentage
				Maturity	Amount	Value•	of Net
			Coupon	Date	($000)	($000)	Assets
3,4,5	Fannie Mae Pool,
	12M USD LIBOR
	+ 1.795%		2.803%–3.795%	3/1/42	139	149	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.799%	3.144%	2/1/42	215	231	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.805%	2.274%	11/1/41	50	54	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR
	+ 1.810%		2.185%–3.810%	11/1/33–12/1/40	69	74	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR
	+ 1.813%		2.213%–2.937%	11/1/41–1/1/42	67	72	0.0%
3,4,5	Fannie Mae Pool,
	12M USD LIBOR
	+ 1.815%		2.287%–3.815%	11/1/40–12/1/41	117	125	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.816%	2.573%	9/1/40	44	47	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.819%	3.528%	3/1/41	46	49	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.820%	2.609%	12/1/40	15	16	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.822%	2.327%	12/1/39	20	21	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.824%	3.824%	2/1/41	21	21	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.825%	3.825%	3/1/41	27	29	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.830%	2.830%	6/1/41	43	46	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.835%	3.526%	1/1/40	48	50	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.840%	2.566%	8/1/39	18	19	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.847%	2.770%	2/1/42	42	46	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.860%	3.610%	5/1/40	7	7	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.880%	2.809%	11/1/34	27	29	0.0%
3,4,5	Fannie Mae Pool,
	12M	USD LIBOR + 1.909%	3.659%	4/1/37	36	39	0.0%
3,4,5	Fannie Mae Pool,
	1YR CMT + 2.155%		3.780%	12/1/37	39	41	0.0%
3,4,5	Fannie Mae Pool,
	1YR CMT + 2.313%		3.623%	1/1/35	28	30	0.0%
3,4,5	Fannie Mae Pool,
	6M USD LIBOR + 1.146%		1.396%	4/1/37	20	21	0.0%
3,4,5	Fannie Mae Pool,
	6M USD LIBOR + 1.840%		2.715%	8/1/37	25	27	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.511%	3.218%	3/1/37	3	3	0.0%

11

Balanced Index Fund

					Face	Market	Percentage
				Maturity	Amount	Value•	of Net
			Coupon	Date	($000)	($000)	Assets
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.588%	2.389%	9/1/37	26	27	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.625%	3.625%	1/1/38	4	4	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M USD LIBOR
	+ 1.640%		2.135%–2.647%	12/1/36–11/1/43	97	101	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.660%	2.160%	10/1/37	18	19	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.695%	3.695%	2/1/37	16	17	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.727%	3.727%	1/1/35	4	4	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.743%	2.118%	12/1/36	14	15	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.745%	3.657%	12/1/40	45	48	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M USD LIBOR
	+ 1.750%		2.869%–3.500%	5/1/38–12/1/41	40	43	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.798%	2.040%	12/1/34	6	6	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.830%	2.773%	12/1/35	24	25	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.831%	2.438%	3/1/42	51	54	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.861%	3.213%	2/1/42	14	15	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M USD LIBOR
	+ 1.880%		2.772%–3.880%	5/1/40–6/1/41	94	99	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.889%	3.790%	2/1/42	35	36	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.894%	2.532%	9/1/40	62	66	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M USD LIBOR
	+ 1.900%		2.363%–2.806%	6/1/40–11/1/40	32	33	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M USD LIBOR
	+ 1.910%		3.644%–3.910%	1/1/41–2/1/41	38	40	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 1.996%	3.309%	5/1/37	70	73	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	12M	USD LIBOR + 2.085%	4.085%	3/1/38	5	5	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	1YR CMT
	+ 2.250%		2.378%–3.757%	11/1/34–5/1/36	55	59	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	1YR CMT + 2.410%		3.769%	10/1/36	22	24	0.0%
3,4,5	Freddie Mac Non Gold Pool,
	6M USD LIBOR + 1.665%		2.068%	1/1/37	45	48	0.0%

12

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4,5	Ginnie Mae II Pool,
	1YR CMT + 1.500%	1.625%–3.125% 7/20/38–12/20/43		1,672	1,738	0.0%
4,5	Ginnie Mae II Pool,
	1YR CMT + 2.000%	2.375%–3.625% 11/20/40–5/20/41		25	27	0.0%
					6,190	0.0%

Total U.S. Government and Agency Obligations (Cost $11,900,459)					12,390,753	23.9%
[1]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $477,264) †					511,444	1.0%
Corporate Bonds
Finance
1	Banking †				1,217,235	2.4%
	Brokerage †				70,213	0.1%
1	Finance Companies †				55,486	0.1%
	Insurance †				266,976	0.5%
1	Other Finance †				2,383	0.0%
	Real Estate Investment Trusts †				155,250	0.3%
					1,767,543	3.4%
Industrial
1	Basic Industry †				170,857	0.3%
1	Capital Goods †				348,660	0.7%
1	Communication †				553,052	1.1%
	Consumer Cyclical
	Amazon.com Inc.	0.400%–5.200%	12/5/21–6/3/60	24,995	29,180	0.1%
1	Consumer Cyclical—Other †				397,619	0.7%
1	Consumer Noncyclical †				967,775	1.8%
1	Energy †				468,998	0.9%
	Other Industrial †				26,281	0.1%
	Technology
	Alphabet Inc.	0.450%–3.375%	2/25/24–8/15/60	9,800	9,705	0.0%
	Apple Inc.	0.550%–4.650%	2/9/22–8/20/60	67,396	75,452	0.2%
	Microsoft Corp.	2.000%–4.450%	2/6/22–6/1/60	46,581	54,146	0.1%
1	Technology—Other †				377,020	0.7%
1	Transportation †				149,651	0.3%
					3,628,396	7.0%
Utilities
1	Electric †				428,557	0.8%
	Natural Gas †				33,720	0.1%
	Other Utility †				12,336	0.0%
					474,613	0.9%
Total Corporate Bonds (Cost $5,293,326)					5,870,552	11.3%
[1]Sovereign Bonds (Cost $752,880) †					807,846	1.5%
Taxable Municipal Bonds (Cost $129,353) †					152,475	0.3%
Preferred Stocks (Cost $6) †					7	0.0%
Temporary Cash Investments
6U.S. Government and Agency Obligations †					12,049	0.0%

13

Balanced Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Money Market Fund
[7,8] Vanguard Market Liquidity Fund	0.111%	15,486,649	1,548,665	3.0%
Total Temporary Cash Investments (Cost $1,560,481)			1,560,714	3.0%
[9]Total Investments (Cost $30,348,617)			52,660,544	101.4%
Other Assets and Liabilities—Net			(740,259)	(1.4%)
Net Assets			51,920,285	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements. * Non-income-producing security.

§	Security value determined using significant unobservable inputs.

¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2020.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $161,484,000, representing 0.3% of net assets.

2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Securities with a value of $467,000 have been segregated as initial margin for open futures contracts.

7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8	Collateral of $83,679,000 was received for securities on loan, of which $83,119,000 is held in Vanguard Market Liquidity Fund and $560,000 is held in cash.

9	The total value of securities on loan is $77,231,000. 12M—12-month.

1YR—1-year.

6M—6-month

CMT—Constant Maturing Treasury Rate.

LIBOR—London Interbank Offered Rate.

UMBS—Uniform Mortgage-Backed Securities.

14

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2021	5,262	726,567	1,386
E-mini S&P 500 Index	March 2021	85	15,932	11
E-mini Russell 2000 Index	March 2021	21	2,074	(2)
				1,395

See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Statement of Assets and Liabilities

As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $28,767,365)	51,078,774
Affiliated Issuers (Cost $1,581,252)	1,581,770
Total Investments in Securities	52,660,544
Investment in Vanguard	1,981
Cash	560
Cash Collateral Pledged—Futures Contracts	7,471
Receivables for Investment Securities Sold	23,511
Receivables for Accrued Income	118,773
Receivables for Capital Shares Issued	56,629
Variation Margin Receivable—Futures Contracts	579
Total Assets	52,870,048
Liabilities
Due to Custodian	30,436
Payables for Investment Securities Purchased	756,579
Collateral for Securities on Loan	83,679
Payables for Capital Shares Redeemed	77,378
Payables to Vanguard	1,689
Variation Margin Payable—Futures Contracts	2
Total Liabilities	949,763
Net Assets	51,920,285

16

Balanced Index Fund

Statement of Assets and Liabilities (continued)

At December 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	29,385,168
Total Distributable Earnings (Loss)	22,535,117
Net Assets	51,920,285

Investor Shares—Net Assets
Applicable to 7,542,644 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	334,444
Net Asset Value Per Share—Investor Shares	$44.34

Admiral Shares—Net Assets
Applicable to 899,878,782 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	39,900,953
Net Asset Value Per Share—Admiral Shares	$44.34

Institutional Shares—Net Assets
Applicable to 263,483,932 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,684,888
Net Asset Value Per Share—Institutional Shares	$44.35

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Statement of Operations

Year Ended
December 31, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	476,682
Dividends—Affiliated Issuers	583
Interest—Unaffiliated Issuers	393,358
Interest—Affiliated Issuers	3,531
Securities Lending—Net	3,914
Total Income	878,068
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,495
Management and Administrative—Investor Shares	558
Management and Administrative—Admiral Shares	20,072
Management and Administrative—Institutional Shares	5,408
Marketing and Distribution—Investor Shares	45
Marketing and Distribution—Admiral Shares	1,694
Marketing and Distribution—Institutional Shares	243
Custodian Fees	411
Auditing Fees	21
Shareholders' Reports—Investor Shares	—
Shareholders' Reports—Admiral Shares	178
Shareholders' Reports—Institutional Shares	39
Trustees' Fees and Expenses	30
Total Expenses	31,194
Net Investment Income	846,874
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	570,019
Investment Securities Sold—Affiliated Issuers	(350)
Futures Contracts	132,178
Realized Net Gain (Loss)	701,847
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	5,506,093
Investment Securities—Affiliated Issuers	499
Futures Contracts	840
Change in Unrealized Appreciation (Depreciation)	5,507,432
Net Increase (Decrease) in Net Assets Resulting from Operations	7,056,153

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	846,874	916,685
Realized Net Gain (Loss)	701,847	805,667
Change in Unrealized Appreciation (Depreciation)	5,507,432	6,281,276
Net Increase (Decrease) in Net Assets Resulting from Operations	7,056,153	8,003,628
Distributions[1]
Investor Shares	(9,390)	(36,539)
Admiral Shares	(1,021,760)	(717,968)
Institutional Shares	(312,065)	(255,469)
Total Distributions	(1,343,215)	(1,009,976)
Capital Share Transactions
Investor Shares	(102,842)	(3,029,367)
Admiral Shares	1,959,244	4,865,964
Institutional Shares	(773,352)	(174,824)
Net Increase (Decrease) from Capital Share Transactions	1,083,050	1,661,773
Total Increase (Decrease)	6,795,988	8,655,425
Net Assets
Beginning of Period	45,124,297	36,468,872
End of Period	51,920,285	45,124,297

1 Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$39.23	$32.99	$34.72	$31.11	$29.22
Investment Operations
Net Investment Income	.700[1]	.755[1]	.748[1]	.647[1]	.613
Net Realized and Unrealized Gain (Loss)
on Investments	5.537	6.345	(1.753)	3.600	1.889
Total from Investment Operations	6.237	7.100	(1.005)	4.247	2.502
Distributions
Dividends from Net Investment Income	(.687)	(.794)	(.725)	(.637)	(.612)
Distributions from Realized Capital Gains	(.440)	(.066)	—	—	—
Total Distributions	(1.127)	(.860)	(.725)	(.637)	(.612)
Net Asset Value, End of Period	$44.34	$39.23	$32.99	$34.72	$31.11

Total Return[2]	16.26%	21.67%	-2.97%	13.75%	8.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$334	$396	$3,014	$3,474	$3,343
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.19%	0.19%
Ratio of Net Investment Income to
Average Net Assets	1.76%	2.11%	2.15%	1.97%	2.06%
Portfolio Turnover Rate[3]	60%	37%[4]	44%[4]	37%[4]	44%[4]
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes 12%, 6%, 10%, 11%, and 12% attributable to mortgage-dollar-roll activity.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$39.23	$32.99	$34.72	$31.11	$29.22
Investment Operations
Net Investment Income	.742[1]	.817[1]	.791[1]	.689[1]	.649
Net Realized and Unrealized Gain (Loss)
on Investments	5.542	6.319	(1.757)	3.599	1.890
Total from Investment Operations	6.284	7.136	(.966)	4.288	2.539
Distributions
Dividends from Net Investment Income	(.733)	(.830)	(.764)	(.678)	(.649)
Distributions from Realized Capital Gains	(.441)	(.066)	—	—	—
Total Distributions	(1.174)	(.896)	(.764)	(.678)	(.649)
Net Asset Value, End of Period	$44.34	$39.23	$32.99	$34.72	$31.11

Total Return[2]	16.40%	21.79%	-2.86%	13.89%	8.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,901	$33,585	$23,913	$23,556	$18,695
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.86%	2.22%	2.26%	2.09%	2.18%
Portfolio Turnover Rate[3]	60%	37%[4]	44%[4]	37%[4]	44%[4]
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes 12%, 6%, 10%, 11%, and 12% attributable to mortgage-dollar-roll activity.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$39.24	$33.00	$34.72	$31.12	$29.22
Investment Operations
Net Investment Income	.747[1]	.820[1]	.793[1]	.691[1]	.653
Net Realized and Unrealized Gain (Loss)
on Investments	5.541	6.320	(1.745)	3.588	1.899
Total from Investment Operations	6.288	7.140	(.952)	4.279	2.552
Distributions
Dividends from Net Investment Income	(.737)	(.834)	(.768)	(.679)	(.652)
Distributions from Realized Capital Gains	(.441)	(.066)	—	—	—
Total Distributions	(1.178)	(.900)	(.768)	(.679)	(.652)
Net Asset Value, End of Period	$44.35	$39.24	$33.00	$34.72	$31.12

Total Return	16.41%	21.79%	-2.82%	13.86%	8.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,685	$11,143	$9,543	$10,075	$8,495
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.87%	2.23%	2.27%	2.10%	2.19%
Portfolio Turnover Rate[2]	60%	37%[3]	44%[3]	37%[3]	44%[3]
1	Calculated based on average shares outstanding.

2	Includes 12%, 6%, 10%, 11%, and 12% attributable to mortgage-dollar-roll activity.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds and stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

23

Balanced Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended December 31, 2020, the fund's average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2020, counterparties had deposited in segregated accounts securities with a value of $154,000 and cash of $280,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund's tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

24

Balanced Index Fund

after the filing of the tax return. Management has analyzed the fund's tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund's financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund's regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund's investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

25

Balanced Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,981,000, representing less than 0.01% of the fund's net assets and 0.79% of Vanguard’s capital received pursuant to the FSA. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

26

Balanced Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	31,366,612	8	133	31,366,753
U.S. Government and Agency Obligations	—	12,390,753	—	12,390,753
Asset-Backed/Commercial Mortgage-Backed Securities	—	511,444	—	511,444
Corporate Bonds	—	5,870,552	—	5,870,552
Sovereign Bonds	—	807,846	—	807,846
Taxable Municipal Bonds	—	152,475	—	152,475
Preferred Stocks	7	—	—	7
Temporary Cash Investments	1,548,665	12,049	—	1,560,714
Total	32,915,284	19,745,127	133	52,660,544
Derivative Financial Instruments
Assets
Futures Contracts[1]	579	—	—	579
Liabilities
Futures Contracts[1]	2	—	—	2

1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for passive foreign investment companies and distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	60,043
Total Distributable Earnings (Loss)	(60,043)

27

Balanced Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	65,504
Undistributed Long-Term Gains	156,133
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	22,313,480

The tax character of distributions paid was as follows:

	Year Ended December 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	1,057,970	935,092
Long-Term Capital Gains	285,245	74,884
Total	1,343,215	1,009,976

* Includes short-term capital gains, if any.

As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	30,347,064
Gross Unrealized Appreciation	22,687,832
Gross Unrealized Depreciation	(374,352)
Net Unrealized Appreciation (Depreciation)	22,313,480

E. During the year ended December 31, 2020, the fund purchased $7,466,929,000 of investment securities and sold $7,511,659,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $19,375,511,000 and $19,275,293,000, respectively.

28

Balanced Index Fund

F. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds				Capital	Dec. 31,
	2019		from	Realized	Change in		Gain	2020
	Market	Purchases	Securities	Net	Unrealized		Distributions	Market
	Value	at Cost	Sold	Gain (Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	476,113	NA1	NA1	(350)	213	3,531	—	1,548,665
Vanguard Total
Bond Market ETF	—	32,819	—	—	286	583	—	33,105
Total	476,113			(350)	499	4,114	—	1,581,770

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	32,057	799	742,234	19,859
Issued in Lieu of Cash Distributions	9,391	238	34,706	953
Redeemed[1]	(144,290)	(3,588)	(3,806,307)	(102,062)
Net Increase (Decrease)—Investor Shares	(102,842)	(2,551)	(3,029,367)	(81,250)
Admiral Shares
Issued[1]	7,512,084	187,887	8,720,739	235,995
Issued in Lieu of Cash Distributions	935,633	23,485	657,601	17,550
Redeemed	(6,488,473)	(167,507)	(4,512,376)	(122,359)
Net Increase (Decrease)—Admiral Shares	1,959,244	43,865	4,865,964	131,186
Institutional Shares
Issued	1,362,269	33,415	1,724,983	46,811
Issued in Lieu of Cash Distributions	303,674	7,647	250,446	6,700
Redeemed	(2,439,295)	(61,549)	(2,150,253)	(58,738)
Net Increase (Decrease)—Institutional Shares	(773,352)	(20,487)	(174,824)	(5,227)

1 In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 76,541,000 and 76,545,000 shares, respectively, in the amount of $2,858,791,000 from the conversion during the year ended December 31, 2019.

H. Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

29

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Balanced Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments—investments summary of Vanguard Balanced Index Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 18, 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

30

Special 2020 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $320,507,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $441,860,000 of qualified dividend income to shareholders during the fiscal year.

The fund distributed $29,057,000 of qualified business income to shareholders during the fiscal year.

For corporate shareholders, 39.6% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

31

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Balanced Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Balanced Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Balanced Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Balanced Index Fund or the owners of the Balanced Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Balanced Index Fund. Investors acquire the Balanced Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Balanced Index Fund. The Balanced Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Balanced Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Balanced Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Balanced Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Balanced Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Balanced Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Balanced Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Balanced Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE BALANCED INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2021 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

32

The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Balanced Index Fund is not sponsored, endorsed, sold or promoted by CRSP or University. Neither CRSP nor University makes any representation or warranty, express or implied, to the owners of Vanguard Balanced Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Balanced Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed, and calculated without regard to Vanguard or Vanguard Balanced Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Balanced Index Fund into consideration in determining, composing, or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Balanced Index Fund or the timing of the issuance or sale of Vanguard Balanced Index Fund or in the determination or calculation of the equation by which Vanguard Balanced Index Fund is to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Balanced Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD BALANCED INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018– present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2021 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q020 022021

Annual Report | December 31, 2020

Vanguard Managed Allocation Fund

Contents

Your Fund’s Performance at a Glance	1

Advisor’s Report	2

About Your Fund’s Expenses	5

Performance Summary	7

Financial Statements	9

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

●    For the fiscal year ended December 31, 2020, Vanguard Managed Allocation Fund returned 6.89%, underperforming its composite benchmark index. The fund seeks to deliver a targeted inflation-adjusted return through long-term capital appreciation and moderate income.

●    The fund’s overweight positions in value stocks, which underperformed their growth peers, and in stocks outside the United States, which lagged their U.S. counterparts, contributed to the underperformance.

●    Exposure to Vanguard Market Neutral Fund and an overweight to alternative strategies also hurt relative results. So did an underweight to bonds: They benefited from the decision by many central banks to slash short-term interest rates and expand or extend asset purchase programs.

●    Our allocation to commodities contributed most to return.

●    For the 10 years ended December 31, 2020, the fund posted an average annual return of 6.82%, meeting its target return but falling short of its benchmark.

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16

CPI
Consumer Price Index	1.36%	1.85%	1.95%

1

Advisor’s Report

Vanguard Managed Allocation Fund returned 6.89% for the year ended December 31, 2020. The return fell short of the fund’s composite benchmark, the Managed Allocation Composite Index, which returned 13.89%.

The emergence of COVID-19 in early 2020 turned into a global health crisis, and aggressive attempts to contain it resulted in a sharp downturn in economic activity. Unemployment spiked, and sectors where social distancing isn’t possible were hit hard.

Stocks initially plummeted as infections surged, but they finished the year significantly higher. That was thanks in part to rapid, robust monetary and fiscal action by policymakers and the rollout of COVID-19 vaccines as the year drew to a close. The Standard & Poor’s 500 Index returned 18.40% for the 12 months ended December 31, 2020, while the FTSE Global All-Cap ex US Index returned 11.24%.

The broad fixed income markets generated positive returns as many central banks slashed short-term interest rates and expanded or extended asset purchase programs. U.S. Treasury yields fell and the Bloomberg Barclays U.S. Aggregate Float Adjusted Index, a measure of the broad market of U.S. taxable investment-grade bonds, returned 7.75% for the year. Although the return for bonds outside the U.S. was even stronger, some softening in the greenback meant they returned less on a USD-hedged basis.

Investment objective

Vanguard Managed Allocation Fund seeks to deliver a targeted inflation-adjusted return through long-term capital appreciation and moderate income. We hold a broadly diversified portfolio of equities, fixed income, commodity-linked investments, and alternatives. We invest in several Vanguard funds through an actively managed asset allocation process. Our portfolio reflects our evaluation of expected risks and returns across markets.

We use quantitative analysis and professional judgment to combine complementary asset classes and investments across the risk/reward spectrum. We do not maintain a fixed asset allocation policy for the fund, and the exact proportion of each asset class or investment may be changed to reflect shifts in our risk and return expectations. While we have flexibility to invest substantially in a single asset class or investment, we generally allocate assets across multiple asset classes and investments.

We believe that markets are generally efficient in the long term, but short-term inefficiencies should allow our prudent, fundamentally driven strategy to achieve superior risk-adjusted results by concentrating on systematic opportunities in and between asset classes and by managing investment risks. We seek returns in line with or better than those achieved by a hypothetical portfolio allocation of 60% equity, 35% fixed income, and 5% commodities.

2

The fund’s benchmark consists of three asset classes: equities, fixed income, and commodities. As of December 31, 2020, the fund’s allocation was approximately 58% equities, 18% fixed income, and 24% commodities and liquid alternatives. The fund currently invests in 14 Vanguard funds. From time to time, we adjust our investment allocations, depending on market conditions.

Successes and challenges

Our underweighting of and selection in U.S. equities and fixed income hurt relative results. An out-of-benchmark allocation to alternatives was the largest detractor in our portfolio during the period.

An overweight to value stocks—which significantly underperformed their growth peers over the 12 months despite rebounding near the end of the year— contributed to the underperformance. Exposure to Vanguard Market Neutral Fund and Vanguard Global Minimum Volatility Fund also hurt relative results, as did our positions in small-capitalization equities, which slightly trailed their large-cap peers.

Our allocation to Vanguard Commodity Strategy Fund contributed most to return. Our decision to underweight global fixed income also added to relative performance.

The fund’s positioning

We are positioning the portfolio to reduce risk and provide long-term protection while remaining opportunistic. In our fixed income portfolio, we added exposure to the short end of the yield curve but also recently added exposure to emerging-market bonds. In the U.S. equity markets, we continue to tilt our exposure toward large-cap value stocks. We also plan to keep a portion of our equity allocation in the Global Minimum Volatility Fund.

To increase diversification and protect against inflation surprises, we added significant exposure in recent years to commodities. Although inflation shocks are unpredictable, we believe there is an increasing probability of higher-than-expected inflation, driven by record fiscal and monetary stimulus and growing trade protectionism.

We do not anticipate robust fixed income returns to continue, so we remain committed to the Market Neutral Fund and to Vanguard Alternative Strategies Fund, which provide access to returns that are uncorrelated with returns of other asset classes.

Valuations seem stretched and investors should not expect the double-digit returns they have seen in recent years. However, the fund’s portfolio is positioned for the long term, and we believe our approach will produce strong results over an extended time horizon.

3

We continue to monitor conditions and position the portfolio within our risk-controlled framework.

Thank you for entrusting us with your investments.

Portfolio Managers:

Fei Xu, CFA

Head of Alternative

and Multiasset Investments

Anatoly Shtekhman, CFA

Vanguard Quantitative Equity Group

January 21, 2021

4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Managed Allocation Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Managed Allocation Fund.

The accompanying table illustrates your fund’s costs in two ways:

● Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

● Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

5

Six Months Ended December 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Allocation Fund	6/30/2020	12/31/2020	Period
Based on Actual Fund Return	$1,000.00	$1,151.83	$1.46
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.78	1.37

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the Managed Allocation Fund invests. The Managed Allocation Fund’s annualized expense figure for the period is 0.27%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

6

Managed Allocation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2010, Through December 31, 2020

Initial Investment of $25,000

	Average Annual Total Returns
	Periods Ended December 31, 2020
				Final Value
	One	Five	Ten	of a $25,000
	Year	Years	Years	Investment
Managed Allocation Fund	6.89%	7.28%	6.82%	$48,373
Managed Allocation Composite Index	13.89	9.79	7.45	51,277
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	90,601

Prior to May 21, 2020, Vanguard Managed Allocation Fund was known as Vanguard Managed Payout Fund and included a managed payout feature that made mandated monthly cash distributions. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

Managed Allocation Composite Index: On May 21, 2020, Vanguard Managed Payout Fund was renamed Vanguard Managed Allocation Fund, and the Managed Payout Composite Index was renamed accordingly as the Managed Allocation Composite Index. Weighted 36% CRSP US Total Market Index, 24.5% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, 10.5% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index as of May 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 28% Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, 7% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index (Dow Jones-UBS Commodity Index through June 30, 2014) through April 30, 2015; and 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013), 12% Barclays U.S. Aggregate Float Adjusted Index (Barclays U.S. Aggregate Bond Index through December 31, 2009), 15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013), 3% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), 15% Citigroup Three-Month U.S. Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009) through January 31, 2014. International stock benchmark returns are adjusted for withholding taxes.

See Financial Highlights for dividend and capital gains information.

7

Managed Allocation Fund

Underlying Vanguard Funds

As of December 31, 2020

Vanguard Total International Stock Index Fund Investor Shares	23.9%
Vanguard Total Stock Market Index Fund Investor Shares	14.1
Vanguard Total Bond Market II Index Fund Investor Shares	11.5
Vanguard Alternative Strategies Fund	10.0
Vanguard Commodity Strategy Fund	7.7
Vanguard Market Neutral Fund Investor Shares	5.8
Vanguard Value Index Fund Investor Shares	5.0
Vanguard Small-Cap Value Index Fund Admiral™ Shares	5.0
Vanguard Total International Bond Index Fund Investor Shares	4.0
Vanguard High Dividend Yield Index Fund Admiral Shares	3.0
Vanguard Dividend Appreciation Index Fund Admiral Shares	3.0
Vanguard Emerging Markets Bond Fund Investor Shares	2.5
Vanguard Global Minimum Volatility Fund Investor Shares	2.5
Vanguard Emerging Markets Stock Index Fund Investor Shares	2.0

The table reflects the fund’s investments, except for short-term investments.

8

Managed Allocation Fund

Financial Statements

Schedule of Investments

As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value●
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (30.1%)
Vanguard Total Stock Market Index Fund Investor Shares	1,929,221	182,717
Vanguard Value Index Fund Investor Shares	1,413,175	65,614
Vanguard Small-Cap Value Index Fund Admiral Shares	1,062,578	64,892
Vanguard High Dividend Yield Index Fund Admiral Shares	1,426,031	39,358
Vanguard Dividend Appreciation Index Fund Admiral Shares	1,025,336	39,311
		391,892
Global Stock Fund (2.5%)
Vanguard Global Minimum Volatility Fund Investor Shares	2,379,312	32,525

International Stock Funds (25.8%)
Vanguard Total International Stock Index Fund Investor Shares	15,999,518	310,391
Vanguard Emerging Markets Stock Index Fund Investor Shares	820,150	26,040
		336,431
U.S. Bond Fund (11.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	13,070,375	149,786

International Bond Funds (6.6%)
Vanguard Total International Bond Index Fund Investor Shares	4,474,275	52,349
Vanguard Emerging Markets Bond Fund Investor Shares	2,689,988	32,872
		85,221
Alternative Funds (23.4%)
Vanguard Alternative Strategies Fund	7,648,177	129,560
Vanguard Commodity Strategy Fund	3,742,205	100,104
Vanguard Market Neutral Fund Investor Shares	8,456,629	75,602
		305,266
Total Investment Companies (Cost $1,038,231)		1,301,121
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
[1] Vanguard Market Liquidity Fund, 0.111% (Cost $8,214)	82,141	8,214
Total Investments (100.5%) (Cost $1,046,445)		1,309,335
Other Assets and Liabilities—Net (-0.5%)		(6,509)
Net Assets (100%)		1,302,826

Cost is in $000.

●	See Note A in Notes to Financial Statements.

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Managed Allocation Fund

Statement of Assets and Liabilities

As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,046,445)	1,309,335
Receivables for Accrued Income	209
Receivables for Capital Shares Issued	1,010
Total Assets	1,310,554
Liabilities
Payables for Investment Securities Purchased	209
Payables for Capital Shares Redeemed	3,804
Payables for Distributions	3,715
Total Liabilities	7,728
Net Assets	1,302,826

At December 31, 2020, net assets consisted of:

Paid-in Capital	1,025,506
Total Distributable Earnings (Loss)	277,320
Net Assets	1,302,826

Net Assets
Applicable to 75,156,532 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,302,826
Net Asset Value Per Share	$17.33

See accompanying Notes, which are an integral part of the Financial Statements.

10

Managed Allocation Fund

Statement of Operations

Year Ended
December 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	23,480
Other Income	11
Net Investment Income—Note B	23,491
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	1,781
Affiliated Funds Sold	58,742
Realized Net Gain (Loss)	60,523
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(56,962)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,052

See accompanying Notes, which are an integral part of the Financial Statements.

11

Managed Allocation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2020	2019[1]
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,491	46,325
Realized Net Gain (Loss)	60,523	50,209
Change in Unrealized Appreciation (Depreciation)	(56,962)	165,966
Net Increase (Decrease) in Net Assets Resulting from Operations	27,052	262,500
Distributions[2]
Distributions	(66,320)	(95,472)
Return of Capital	—	(22,064)
Total Distributions	(66,320)	(117,536)
Capital Share Transactions
Issued	150,614	249,779
Issued in Lieu of Cash Distributions	32,898	73,347
Redeemed	(710,431)	(359,128)
Net Increase (Decrease) from Capital Share Transactions	(526,919)	(36,002)
Total Increase (Decrease)	(566,187)	108,962
Net Assets
Beginning of Period	1,869,013	1,760,051
End of Period	1,302,826	1,869,013

1	Prepared on a consolidated basis. See the Notes to Financial Statements.

2	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Managed Allocation Fund

Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019[1]	2018[1]	2017[1]	2016[1]
Net Asset Value, Beginning of Period	$17.00	$15.68	$19.11	$17.54	$17.33
Investment Operations
Net Investment Income	.265[2]	.431[2]	.395[2]	.358[2]	.324
Capital Gain Distributions Received	.020[2]	.107[2]	.056[2]	.011[2]	.072
Net Realized and Unrealized Gain (Loss) on Investments	.839	1.877	(1.502)	1.919	.881
Total from Investment Operations	1.124	2.415	(1.051)	2.288	1.277
Distributions
Dividends from Net Investment Income	(.235)	(.535)	(.394)	(.394)	(.480)
Distributions from Realized Capital Gains[3]	(.559)	(.354)	(.996)	(.024)	(.266)
Return of Capital	—	(.206)	(.989)	(.300)	(.321)
Total Distributions	(.794)	(1.095)	(2.379)	(.718)	(1.067)
Net Asset Value, End of Period	$17.33	$17.00	$15.68	$19.11	$17.54

Total Return	6.89%	15.64%	-5.67%	13.29%	7.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,303	$1,869	$1,760	$2,089	$1,698
Ratio of Total Expenses to Average Net Assets	—	0.02%[4]	0.03%	0.02%	0.02%
Acquired Fund Fees and Expenses	0.28%	0.30%	0.29%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.65%	2.57%	2.11%	1.95%	1.80%
Portfolio Turnover Rate	33%	19%	17%	8%	19%

1	Prepared on a consolidated basis. See the Notes to Financial Statements.

2	Calculated based on average shares outstanding.

3	Includes $.559, $.354, $.975, $.009, and $.237 from long-term capital gains and $0, $0, $.021, $.015, and $.029 from short-term capital gains. Short-term capital gain distributions are treated as ordinary income for tax purposes.

4	The fund no longer held the subsidiary as of June 27, 2019. See the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Managed Allocation Fund

Notes to Financial Statements

Vanguard Managed Allocation Fund, formerly Vanguard Managed Payout Fund, is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in Vanguard mutual funds and other investments according to an asset allocation strategy designed to provide shareholders with capital appreciation and income from their investments in the fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.

Through the fiscal year ended December 31, 2019, the Financial Statements were prepared on a consolidated basis to include activity associated with Vanguard MPF Portfolio (the “subsidiary”), which commenced operations on February 23, 2015; the subsidiary was no longer held by the fund as of June 27, 2019, and ceased operations on September 20, 2019. The subsidiary was wholly owned by the fund and was a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which was organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

When the fund was invested in the subsidiary, it was classified as a foreign corporation for U.S. tax purposes, and because it did not carry on a U.S. trade or business, was generally not subject to U.S. federal income tax. The subsidiary also complied with the Foreign Account Tax Compliance Act (“FATCA”) and thus was not subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary was not subject to Cayman Islands income tax. The subsidiary was not required to distribute any earnings and profits to the fund.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Prior to May 21, 2020, the fund made monthly distributions of $.0543 per share; such monthly distributions were determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. Effective May 21, 2020, the distribution frequency changed from monthly to annual. The portion of distributions that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

14

Managed Allocation Fund

4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended December 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

When the fund was invested in the subsidiary, under a separate agreement, Vanguard provided corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary paid an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the

15

Managed Allocation Fund

subsidiary’s expenses are reflected in the Statement of Net Assets and in the Ratio of Total Expenses to Average Net Assets in the Financial Highlights. Expenses of Vanguard mutual funds in which the fund invested are reflected in the Acquired Fund Fees and Expenses in the Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2020, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions and redesignation of dividends paid were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	3,264
Total Distributable Earnings (Loss)	(3,264)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	14,430
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	262,890

16

Managed Allocation Fund

The tax character of distributions paid was as follows:

	Year Ended December 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	24,356	57,519
Long-Term Capital Gains	41,964	37,953
Return of Capital	—	22,064
Total	66,320	117,536

* Includes short-term capital gains, if any.

As of December 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,046,447
Gross Unrealized Appreciation	290,683
Gross Unrealized Depreciation	(27,793)
Net Unrealized Appreciation (Depreciation)	262,890

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31, 2019		Proceeds from	Realized Net	Change in		Capital Gain	Dec. 31, 2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative Strategies Fund	231,325	30,985	93,829	(7,575)	(31,346)	964	—	129,560
Vanguard Commodity Strategy Fund	141,734	7,646	47,744	(4,897)	3,365	514	—	100,104
Vanguard Dividend Appreciation Index Fund	—	42,152	8,902	480	5,581	552	—	39,311
Vanguard Emerging Markets Bond Fund	—	32,709	—	—	163	214	395	32,872
Vanguard Emerging Markets Stock Index Fund	95,902	607	69,440	3,160	(4,189)	607	—	26,040
Vanguard Global Minimum Volatility Fund	139,654	660	98,138	23,281	(32,932)	660	—	32,525

17

Managed Allocation Fund

					Current Period Transactions
	Dec. 31, 2019		Proceeds from	Realized Net	Change in		Capital Gain	Dec. 31, 2020
	Market	Purchases	Securities	Gain	Unrealized	Distributions		Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard High Dividend Yield Index Fund	—	41,443	6,917	346	4,486	1,074	—	39,358
Vanguard Market Liquidity Fund	—	NA1	NA1	(1)	—	2	—	8,214
Vanguard Market Neutral Fund	89,985	23,009	27,420	(1,033)	(8,939)	581	—	75,602
Vanguard Small-Cap Value Index Fund	—	103,420	46,046	(2,997)	10,515	1,336	—	64,892
Vanguard Total Bond Market II Index Fund	212,647	42,544	113,517	4,479	3,633	3,609	1,306	149,786
Vanguard Total International Bond Index Fund	110,091	11,202	72,123	6,931	(3,752)	731	80	52,349
Vanguard Total International Stock Index Fund	451,751	53,375	199,737	(4,112)	9,114	7,239	—	310,391
Vanguard Total Stock Market Index Fund	208,568	72,338	130,613	36,718	(4,294)	3,019	—	182,717
Vanguard Ultra-Short-Term Bond Fund	91,244	3,712	95,222	261	5	489	—	—
Vanguard Value Index Fund	95,523	4,841	30,079	3,701	(8,372)	1,889	—	65,614
Total	1,868,424	470,643	1,039,727	58,742	(56,962)	23,480	1,781	1,309,335

1	Not applicable—purchases and sales are for temporary cash investment purposes.

F. Capital shares issued and redeemed were:

	Year Ended December 31,
	2020	2019
	Shares	Shares
	(000)	(000)
Issued	9,192	14,947
Issued in Lieu of Cash Distributions	1,977	4,332
Redeemed	(45,943)	(21,591)
Net Increase (Decrease) in Shares Outstanding	(34,774)	(2,312)

G. Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Managed Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Managed Allocation Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 18, 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

19

Special 2020 tax information (unaudited) for Vanguard Managed Allocation Fund

This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $45,228,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

The fund distributed $14,948,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 32.4% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

20

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Aggregate Float Adjusted Index and Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (the Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Managed Allocation Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Managed Allocation Fund. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Managed Allocation Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect to the Indices is the licensing of the Indices, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Managed Allocation Fund or the owners of the Managed Allocation Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Managed Allocation Fund. Investors acquire the Managed Allocation Fund from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Managed Allocation Fund. The Managed Allocation Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Managed Allocation Fund or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Managed Allocation Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Managed Allocation Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Managed Allocation Fund or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Managed Allocation Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Managed Allocation Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Managed Allocation Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE OF BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE MANAGED ALLOCATION FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2021 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

21

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018– present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

CFA® is a registered trademark owned by CFA Institute.

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14970 022021

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2020: $21,000
Fiscal Year Ended December 31, 2019: $21,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2020: $10,761,407
Fiscal Year Ended December 31, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2020: $2,915,863
Fiscal Year Ended December 31, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2020: $247,168
Fiscal Year Ended December 31, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2020: $115,000
Fiscal Year Ended December 31, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2020: $362,168
Fiscal Year Ended December 31, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
Common Stocks (60.4%)
Basic Materials (1.2%)
	Linde plc	430,190	113,359
	Air Products & Chemicals Inc.	181,107	49,482
	Ecolab Inc.	210,605	45,567
	Newmont Corp.	658,325	39,427
	Dow Inc.	609,988	33,854
	Freeport-McMoRan Inc.	1,190,830	30,985
	Fastenal Co.	472,719	23,083
	LyondellBasell Industries NV Class A	205,160	18,805
	International Paper Co.	324,307	16,125
	Nucor Corp.	249,000	13,244
	Albemarle Corp.	88,055	12,990
	Celanese Corp. Class A	95,394	12,396
	FMC Corp.	106,915	12,288
	Eastman Chemical Co.	110,525	11,083
	Avery Dennison Corp.	67,903	10,532
^	International Flavors & Fragrances Inc.	87,067	9,476
	CF Industries Holdings Inc.	174,675	6,762
	Scotts Miracle-Gro Co.	32,104	6,393
	Mosaic Co.	277,350	6,382
	Reliance Steel & Aluminum Co.	52,340	6,268
	Steel Dynamics Inc.	162,688	5,998
	Royal Gold Inc.	54,265	5,772
	Cleveland-Cliffs Inc.	323,435	4,709
	Timken Co.	55,105	4,263
	Huntsman Corp.	165,413	4,158
	Ashland Global Holdings Inc.	49,450	3,916
	Rexnord Corp.	94,183	3,719
*	Alcoa Corp.	156,600	3,610
*	RBC Bearings Inc.	19,929	3,568
	Valvoline Inc.	150,534	3,483
	Hexcel Corp.	70,417	3,415
	Chemours Co.	137,479	3,408
	Element Solutions Inc.	176,879	3,136
	Avient Corp.	76,523	3,082
	W R Grace & Co.	55,351	3,034
	Balchem Corp.	25,816	2,975
	Hecla Mining Co.	451,052	2,923
	NewMarket Corp.	7,058	2,811
	Olin Corp.	114,046	2,801
	Quaker Chemical Corp.	11,035	2,796
	UFP Industries Inc.	48,135	2,674
*	Ingevity Corp.	34,991	2,650
	United States Steel Corp.	156,243	2,620
	Sensient Technologies Corp.	35,033	2,584
*	Univar Solutions Inc.	134,313	2,553
*	Arconic Corp.	81,237	2,421
^,*	MP Materials Corp.	70,800	2,278
	Westlake Chemical Corp.	27,077	2,209
	Cabot Corp.	47,456	2,130
	Commercial Metals Co.	99,361	2,041
	Stepan Co.	16,746	1,998
*	Coeur Mining Inc.	188,247	1,948
	Compass Minerals International Inc.	29,493	1,820
	Innospec Inc.	19,761	1,793
	Minerals Technologies Inc.	26,839	1,667
	Mueller Industries Inc.	46,301	1,626
	Worthington Industries Inc.	30,989	1,591
	Boise Cascade Co.	33,105	1,582
	Domtar Corp.	45,989	1,456
	Kaiser Aluminum Corp.	13,151	1,301
	Materion Corp.	17,693	1,127

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Carpenter Technology Corp.	38,339	1,116
	Tronox Holdings plc Class A	75,914	1,110
*	GCP Applied Technologies Inc.	46,143	1,091
	GrafTech International Ltd.	99,075	1,056
	Schweitzer-Mauduit International Inc.	25,778	1,037
	Neenah Inc.	15,010	830
	Schnitzer Steel Industries Inc.	22,401	715
*	Kraton Corp.	23,122	643
*	Clearwater Paper Corp.	14,637	553
*	Koppers Holdings Inc.	17,410	543
	Glatfelter Corp.	29,983	491
*	AdvanSix Inc.	23,829	476
*	Century Aluminum Co.	43,070	475
	Hawkins Inc.	8,749	458
	Tredegar Corp.	26,220	438
	PQ Group Holdings Inc.	28,431	405
	Omega Flex Inc.	2,737	400
*	Rayonier Advanced Materials Inc.	60,700	396
	American Vanguard Corp.	24,535	381
^,*	Energy Fuels Inc.	89,046	379
	US Silica Holdings Inc.	53,800	378
	Verso Corp.	29,622	356
*	Resolute Forest Products Inc.	50,900	333
*	Gatos Silver Inc.	22,900	298
*	Unifi Inc.	16,177	287
*	Uranium Energy Corp.	124,343	219
	Gold Resource Corp.	71,225	207
	FutureFuel Corp.	15,031	191
	Intrepid Potash Inc.	7,428	179
*	Ryerson Holding Corp.	12,967	177
	Culp Inc.	10,880	173
^,*	Hycroft Mining Holding Corp.	20,200	159
	Olympic Steel Inc.	10,949	146
	Haynes International Inc.	6,067	145
*	NN Inc.	17,924	118
	Eastern Co.	4,598	111
*	TimkenSteel Corp.	23,505	110
*	Ur-Energy Inc.	114,960	92
	Northern Technologies International Corp.	5,764	61
*	Synalloy Corp.	7,617	59
*	Universal Stainless & Alloy Products Inc.	7,642	57
*	LSB Industries Inc.	16,674	57
	NL Industries Inc.	9,161	44
	United-Guardian Inc.	2,067	30
*	Fortitude Gold Corp.	20,349	21
	Friedman Industries Inc.	2,625	18
	Chicago Rivet & Machine Co.	710	16
*	Solitario Zinc Corp.	21,690	12
	US Gold Corp.	708	12
*	Ampco-Pittsburgh Corp.	1,874	10
*	United States Antimony Corp.	19,099	10
*	Marrone Bio Innovations Inc.	7,464	9
*	Paramount Gold Nevada Corp.	1,148	1
*	Golden Minerals Co.	648	1
			611,237
Consumer Discretionary (10.0%)
*	Amazon.com Inc.	350,108	1,140,277
*	Tesla Inc.	622,614	439,360
*	Walt Disney Co.	1,483,405	268,763
	Home Depot Inc.	883,367	234,640
*	Netflix Inc.	362,784	196,168
	Walmart Inc.	1,163,156	167,669
	NIKE Inc. Class B	1,029,216	145,603
	Costco Wholesale Corp.	362,072	136,422

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	McDonald’s Corp.	611,582	131,233
	Starbucks Corp.	962,940	103,015
	Lowe’s Cos. Inc.	601,127	96,487
*	Booking Holdings Inc.	33,651	74,950
	Target Corp.	410,826	72,523
	TJX Cos. Inc.	884,843	60,426
	Activision Blizzard Inc.	635,262	58,984
*	Uber Technologies Inc.	943,425	48,115
	Estee Lauder Cos. Inc. Class A	167,308	44,536
	Dollar General Corp.	204,308	42,966
	General Motors Co.	997,326	41,529
	Ross Stores Inc.	293,127	35,999
	Electronic Arts Inc.	238,909	34,307
*	Lululemon Athletica Inc.	97,640	33,982
*	Chipotle Mexican Grill Inc. Class A	23,047	31,960
*	Peloton Interactive Inc. Class A	199,410	30,254
	Aptiv plc	222,258	28,958
	Ford Motor Co.	3,196,781	28,100
*	Trade Desk Inc. Class A	34,364	27,526
	eBay Inc.	536,923	26,980
	Yum! Brands Inc.	247,531	26,872
*	O’Reilly Automotive Inc.	59,335	26,853
	Marriott International Inc. Class A	200,113	26,399
	Hilton Worldwide Holdings Inc.	228,037	25,371
	Southwest Airlines Co.	485,595	22,634
*	AutoZone Inc.	18,922	22,431
*	Copart Inc.	173,936	22,133
	VF Corp.	255,309	21,806
	Delta Air Lines Inc.	524,735	21,100
*	Dollar Tree Inc.	193,054	20,858
*	Take-Two Interactive Software Inc.	94,449	19,626
	DR Horton Inc.	284,355	19,598
	Best Buy Co. Inc.	191,185	19,078
	Las Vegas Sands Corp.	314,172	18,725
*	Etsy Inc.	103,571	18,426
	Lennar Corp. Class A	222,937	16,994
	ViacomCBS Inc. Class B	448,236	16,701
	Garmin Ltd.	125,100	14,969
	Expedia Group Inc.	110,824	14,673
*	Burlington Stores Inc.	53,929	14,105
*	Carvana Co. Class A	58,050	13,905
	Tractor Supply Co.	96,110	13,511
	Tiffany & Co.	99,366	13,062
*	Wayfair Inc.	56,773	12,820
	Darden Restaurants Inc.	107,534	12,809
*	CarMax Inc.	135,114	12,763
*	Ulta Beauty Inc.	44,254	12,708
	Domino’s Pizza Inc.	32,398	12,423
*	Caesars Entertainment Inc.	162,529	12,071
	Genuine Parts Co.	118,224	11,873
*	NVR Inc.	2,907	11,860
	Royal Caribbean Cruises Ltd.	156,527	11,691
	Pool Corp.	31,020	11,555
	Omnicom Group Inc.	177,125	11,047
	MGM Resorts International	344,214	10,846
*	DraftKings Inc. Class A	225,473	10,498
*	United Airlines Holdings Inc.	242,362	10,482
*	Penn National Gaming Inc.	121,247	10,472
	Hasbro Inc.	107,356	10,042
*	Lyft Inc. Class A	203,018	9,974
	Carnival Corp.	453,627	9,826
	Fortune Brands Home & Security Inc.	113,982	9,771
	Whirlpool Corp.	50,963	9,198
	Vail Resorts Inc.	32,948	9,191

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Chegg Inc.	100,894	9,114
	Wynn Resorts Ltd.	80,151	9,043
	PulteGroup Inc.	204,928	8,837
	Advance Auto Parts Inc.	55,380	8,723
*	Bright Horizons Family Solutions Inc.	49,137	8,500
*	Live Nation Entertainment Inc.	115,010	8,451
*	Zynga Inc. Class A	851,087	8,400
	Fox Corp. Class A	286,103	8,331
*	Five Below Inc.	46,206	8,085
	Aramark	208,244	8,013
	Lear Corp.	49,561	7,882
	BorgWarner Inc.	201,563	7,788
	Interpublic Group of Cos. Inc.	319,840	7,523
*	Floor & Decor Holdings Inc. Class A	81,008	7,522
*	LKQ Corp.	213,046	7,508
*	IAA Inc.	110,823	7,201
	Rollins Inc.	183,130	7,155
^	American Airlines Group Inc.	453,499	7,152
	Tapestry Inc.	227,943	7,084
*	Discovery Communications Inc. Class C	268,653	7,036
	L Brands Inc.	182,895	6,802
	Newell Brands Inc.	318,616	6,764
	Gentex Corp.	198,067	6,720
*	Norwegian Cruise Line Holdings Ltd.	261,665	6,654
*	Deckers Outdoor Corp.	22,954	6,583
	Service Corp. International	133,727	6,566
*	Mohawk Industries Inc.	46,240	6,518
	Williams-Sonoma Inc.	62,744	6,390
	New York Times Co. Class A	121,908	6,311
	Nielsen Holdings plc	292,896	6,113
*	Airbnb Inc. Class A	40,704	5,975
	Lithia Motors Inc. Class A	20,376	5,963
	News Corp. Class A	329,285	5,917
*	SiteOne Landscape Supply Inc.	36,590	5,804
*	Liberty Media Corp-Liberty Formula One Class C	135,432	5,769
	Churchill Downs Inc.	29,335	5,714
*	Rh	12,562	5,622
*	Terminix Global Holdings Inc.	109,871	5,605
	Sirius XM Holdings Inc.	859,203	5,473
	PVH Corp.	57,719	5,419
*	Chewy Inc. Class A	59,269	5,328
	Kohl’s Corp.	130,120	5,295
	Alaska Air Group Inc.	101,619	5,284
*	Capri Holdings Ltd.	123,301	5,179
*	Planet Fitness Inc. Class A	66,588	5,169
	Dolby Laboratories Inc. Class A	52,946	5,143
*	Mattel Inc.	289,227	5,047
	Leggett & Platt Inc.	109,088	4,833
	Harley-Davidson Inc.	126,795	4,653
	Marriott Vacations Worldwide Corp.	33,892	4,651
	Polaris Inc.	48,729	4,643
*	Liberty Media Corp-Liberty SiriusXM Class C	105,959	4,610
*	AutoNation Inc.	65,743	4,588
	Wyndham Hotels & Resorts Inc.	76,826	4,567
	Gap Inc.	225,700	4,557
*	YETI Holdings Inc.	63,424	4,343
*	Tempur Sealy International Inc.	157,680	4,257
	Hanesbrands Inc.	290,402	4,234
	Texas Roadhouse Inc. Class A	53,870	4,210
	Toll Brothers Inc.	94,980	4,129
*	BJ’s Wholesale Club Holdings Inc.	110,504	4,120
	Thor Industries Inc.	42,941	3,993
*	Skechers USA Inc. Class A	110,331	3,965
*	Liberty Media Corp-Liberty SiriusXM Class A	91,481	3,951

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
^,*	Discovery Inc. Class A	126,868	3,817
	Nexstar Media Group Inc. Class A	34,785	3,798
*	Ollie’s Bargain Outlet Holdings Inc.	45,538	3,724
*	JetBlue Airways Corp.	254,617	3,702
*	Digital Turbine Inc.	64,713	3,660
	Ralph Lauren Corp. Class A	34,698	3,600
	Qurate Retail Group Inc. QVC Group Class A	326,134	3,578
*	frontdoor Inc.	71,063	3,568
*	Grand Canyon Education Inc.	38,098	3,547
	Foot Locker Inc.	87,403	3,535
*	Fox Factory Holding Corp.	33,297	3,520
	Fox Corp. Class B	117,518	3,394
	Carter’s Inc.	35,861	3,373
	Amerco	7,356	3,339
	Wingstop Inc.	24,709	3,275
	Wendy’s Co.	148,477	3,255
*	Under Armour Inc. Class A	189,487	3,254
*	Crocs Inc.	51,354	3,218
	Choice Hotels International Inc.	30,129	3,216
	Sabre Corp.	264,710	3,182
	Wyndham Destinations Inc.	69,851	3,134
*	National Vision Holdings Inc.	67,982	3,079
	WillScot Mobile Mini Holdings Corp. Class A	127,224	2,948
	Murphy USA Inc.	22,194	2,905
*	Stamps.com Inc.	14,572	2,859
*	Cardlytics Inc.	19,901	2,841
	Nordstrom Inc.	90,741	2,832
*	Madison Square Garden Sport Corp. Class A	15,240	2,806
*	Stitch Fix Inc. Class A	47,423	2,785
*	Visteon Corp.	22,167	2,782
^	Macy’s Inc.	246,551	2,774
*	Scientific Games Corp.	66,793	2,771
*	Boyd Gaming Corp.	62,414	2,679
	Dick’s Sporting Goods Inc.	46,757	2,628
*	Shake Shack Inc. Class A	30,886	2,619
	H&R Block Inc.	164,031	2,602
*	Meritage Homes Corp.	31,358	2,597
	TEGNA Inc.	185,429	2,587
*	Taylor Morrison Home Corp. Class A	100,627	2,581
	Cracker Barrel Old Country Store Inc.	19,343	2,552
	Warner Music Group Corp. Class A	66,419	2,523
	LCI Industries	18,968	2,460
	KB Home	72,341	2,425
	American Eagle Outfitters Inc.	119,546	2,399
	Columbia Sportswear Co.	27,224	2,379
	Dana Inc.	119,970	2,342
	Hyatt Hotels Corp. Class A	31,466	2,336
	Steven Madden Ltd.	65,662	2,319
*	2U Inc.	57,721	2,309
*	Asbury Automotive Group Inc.	15,704	2,289
	Allegiant Travel Co. Class A	11,932	2,258
	Six Flags Entertainment Corp.	65,169	2,222
	Papa John’s International Inc.	25,676	2,179
*	Hilton Grand Vacations Inc.	69,445	2,177
*	Sonos Inc.	92,751	2,169
	Goodyear Tire & Rubber Co.	196,116	2,140
	Wolverine World Wide Inc.	66,866	2,090
*	TripAdvisor Inc.	72,079	2,074
	KAR Auction Services Inc.	108,687	2,023
*	Dorman Products Inc.	23,176	2,012
	MDC Holdings Inc.	41,166	2,001
*	LGI Homes Inc.	18,896	2,000
	Brinker International Inc.	35,325	1,998
*	Selectquote Inc.	95,184	1,975

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Strategic Education Inc.	20,603	1,964
	Extended Stay America Inc.	132,129	1,957
	Callaway Golf Co.	81,041	1,946
	Group 1 Automotive Inc.	14,560	1,909
*	Spirit Airlines Inc.	76,701	1,875
*	iRobot Corp.	23,096	1,854
*	Under Armour Inc. Class C	123,193	1,833
	World Wrestling Entertainment Inc. Class A	38,021	1,827
^	Bed Bath & Beyond Inc.	102,356	1,818
*	Gentherm Inc.	27,223	1,775
*	Liberty Media Corp-Liberty Formula One Class A	46,699	1,774
*	Sleep Number Corp.	21,637	1,771
*	TRI Pointe Group Inc.	102,677	1,771
*	Madison Square Garden Entertainment Corp. Class A	16,540	1,737
	Coty Inc. Class A	244,067	1,713
	Graham Holdings Co. Class B	3,134	1,672
	Cooper Tire & Rubber Co.	41,270	1,671
	John Wiley & Sons Inc. Class A	36,472	1,665
^,*	Lordstown Motors Corp. Class A	82,996	1,665
	Herman Miller Inc.	48,789	1,649
*	Overstock.com Inc.	34,285	1,645
	Kontoor Brands Inc.	40,491	1,642
	Jack in the Box Inc.	17,556	1,629
	Rush Enterprises Inc. Class A	38,835	1,609
	News Corp. Class B	90,502	1,608
	Penske Automotive Group Inc.	26,957	1,601
	La-Z-Boy Inc.	40,133	1,599
	Winnebago Industries Inc.	26,359	1,580
	PriceSmart Inc.	17,082	1,556
	SkyWest Inc.	38,575	1,555
	Rent-A-Center Inc.	39,312	1,505
^,*	Fisker Inc.	102,400	1,500
	Big Lots Inc.	34,252	1,470
	Cinemark Holdings Inc.	84,330	1,468
*	Fitbit Inc. Class A	214,710	1,460
*	Avis Budget Group Inc.	38,723	1,444
*	Knowles Corp.	74,153	1,367
*	Purple Innovation Inc. Class A	41,193	1,357
*	Adtalem Global Education Inc.	39,847	1,353
	Red Rock Resorts Inc. Class A	53,418	1,338
	Sinclair Broadcast Group Inc. Class A	41,400	1,319
*	Sally Beauty Holdings Inc.	101,017	1,317
	Monro Inc.	24,603	1,311
*	Skyline Champion Corp.	41,920	1,297
	ODP Corp.	43,851	1,285
*	Central Garden & Pet Co. Class A	35,168	1,278
*	Laureate Education Inc. Class A	87,259	1,271
*	Urban Outfitters Inc.	49,242	1,261
	Bloomin’ Brands Inc.	64,300	1,249
*	SeaWorld Entertainment Inc.	39,185	1,238
	HNI Corp.	35,491	1,223
*	Tupperware Brands Corp.	37,700	1,221
	Cheesecake Factory Inc.	31,595	1,171
	Signet Jewelers Ltd.	42,800	1,167
	Acushnet Holdings Corp.	28,550	1,157
*	Century Communities Inc.	26,327	1,153
*	Malibu Boats Inc. Class A	18,316	1,144
*	Vista Outdoor Inc.	48,016	1,141
	Abercrombie & Fitch Co.	55,938	1,139
*	Leslie’s Inc.	40,875	1,134
*	Cavco Industries Inc.	6,408	1,124
*	Glu Mobile Inc.	123,235	1,110
*	Gray Television Inc.	60,831	1,088
*	M/I Homes Inc.	22,855	1,012

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Boot Barn Holdings Inc.	23,076	1,001
	Oxford Industries Inc.	15,027	984
*	elf Beauty Inc.	38,814	978
*	RealReal Inc.	50,000	977
	Levi Strauss & Co. Class A	48,347	971
	Dave & Buster’s Entertainment Inc.	32,200	967
*	Michaels Cos. Inc.	73,400	955
	Steelcase Inc. Class A	68,828	933
*	Everi Holdings Inc.	66,989	925
	Franchise Group Inc.	30,278	922
	Sturm Ruger & Co. Inc.	14,136	920
*	WW International Inc.	36,463	890
*	At Home Group Inc.	57,500	889
*	G-III Apparel Group Ltd.	36,976	878
^,*	Blink Charging Co.	20,133	861
*	American Axle & Manufacturing Holdings Inc.	101,296	845
	Guess? Inc.	36,211	819
	Matthews International Corp. Class A	27,342	804
^,*	GameStop Corp. Class A	42,600	803
	Dine Brands Global Inc.	13,779	799
	Lennar Corp. Class B	12,877	788
*	Clean Energy Fuels Corp.	100,039	786
	Smith & Wesson Brands Inc.	44,247	785
	Inter Parfums Inc.	12,887	780
	EW Scripps Co. Class A	50,961	779
*	GoPro Inc. Class A	93,976	778
	Camping World Holdings Inc. Class A	29,682	773
*	Lions Gate Entertainment Corp. Class B	73,308	761
*	Perdoceo Education Corp.	59,954	757
*	QuinStreet Inc.	34,959	750
*	Zumiez Inc.	19,929	733
*	Denny’s Corp.	49,923	733
*	Stride Inc.	34,430	731
*	Monarch Casino & Resort Inc.	11,887	728
	Buckle Inc.	24,717	722
*	Stoneridge Inc.	23,341	706
^,*	AMC Networks Inc. Class A	19,680	704
	Knoll Inc.	47,490	697
*	ANGI Homeservices Inc. Class A	51,994	686
	Viad Corp.	18,966	686
*	Lions Gate Entertainment Corp. Class A	59,304	674
*	Cars.com Inc.	59,600	673
*	iHeartMedia Inc. Class A	49,759	646
*	Revolve Group Inc.	20,700	645
*	Children’s Place Inc.	12,819	642
*	Hibbett Sports Inc.	13,684	632
*	America’s Car-Mart Inc.	5,709	627
	Meredith Corp.	32,625	626
*	XPEL Inc.	12,093	624
*	BJ’s Restaurants Inc.	16,148	622
*	Sportsman’s Warehouse Holdings Inc.	35,095	616
*	Quotient Technology Inc.	65,116	613
*	Liberty Media Corp-Liberty Braves	24,614	612
	Bally’s Corp.	12,076	607
*	Lumber Liquidators Holdings Inc.	19,622	603
	Sonic Automotive Inc. Class A	15,175	585
*	Cooper-Standard Holdings Inc.	16,300	565
*	MarineMax Inc.	16,108	564
*	MSG Networks Inc.	38,047	561
	Ruth’s Hospitality Group Inc.	31,338	556
	Standard Motor Products Inc.	13,650	552
*	1-800-Flowers.com Inc. Class A	21,198	551
	Hawaiian Holdings Inc.	30,883	547
*	Tenneco Inc. Class A	50,300	533

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Aaron’s Co. Inc.	27,396	519
*	Green Brick Partners Inc.	22,404	514
	Johnson Outdoors Inc. Class A	4,529	510
*	Universal Electronics Inc.	8,830	463
*	Accel Entertainment Inc. Class A	45,284	457
	Carriage Services Inc. Class A	14,379	450
*	Party City Holdco Inc.	73,000	449
	National Presto Industries Inc.	5,050	447
	Haverty Furniture Cos. Inc.	16,034	444
	Ethan Allen Interiors Inc.	21,722	439
*	Clear Channel Outdoor Holdings Inc.	265,400	438
*	American Public Education Inc.	14,286	435
	Collectors Universe Inc.	5,764	435
*	Corsair Gaming Inc.	11,928	432
	Scholastic Corp.	17,275	432
	Systemax Inc.	11,984	430
*	Chuy’s Holdings Inc.	15,928	422
	Designer Brands Inc. Class A	53,752	411
^,*	Akoustis Technologies Inc.	32,901	402
	Interface Inc. Class A	37,978	399
*	Liquidity Services Inc.	24,357	388
*	Nautilus Inc.	20,996	381
^,*	Eastman Kodak Co.	46,489	378
^,*	Vuzix Corp.	41,400	376
*	Genesco Inc.	12,465	375
	Kimball International Inc. Class B	31,256	374
*	Lovesac Co.	8,600	371
*	Fossil Group Inc.	42,400	368
*	CarParts.com Inc.	29,616	367
*	TravelCenters of America Inc.	11,200	365
	Caleres Inc.	23,300	365
	Winmark Corp.	1,926	358
^,*	Academy Sports & Outdoors Inc.	17,215	357
*	Houghton Mifflin Harcourt Co.	103,100	343
*	Beazer Homes USA Inc.	22,577	342
	Hooker Furniture Corp.	10,600	342
*	Shift Technologies Inc.	40,200	332
*	Gannett Co. Inc.	96,200	323
*	Boston Omaha Corp. Class A	11,295	312
	RCI Hospitality Holdings Inc.	7,914	312
	Shoe Carnival Inc.	7,865	308
*	Lindblad Expeditions Holdings Inc.	17,847	306
	Flexsteel Industries Inc.	8,630	302
	Marcus Corp.	22,280	300
*	El Pollo Loco Holdings Inc.	16,271	295
*	MasterCraft Boat Holdings Inc.	11,800	293
*	Liberty Media Corp-Liberty Braves	11,719	291
*	Daily Journal Corp.	718	290
*	CuriosityStream Inc.	20,600	287
	Citi Trends Inc.	5,554	276
*	Golden Entertainment Inc	13,829	275
^,*	Arcimoto Inc.	20,700	274
*	Del Taco Restaurants Inc.	30,200	274
*	Liberty TripAdvisor Holdings Inc. Class A	62,500	271
*	Motorcar Parts of America Inc.	13,428	263
	Entercom Communications Corp. Class A	100,400	248
*	VOXX International Corp.	19,111	244
*	PlayAGS Inc.	33,401	240
	Clarus Corp.	15,537	239
	National CineMedia Inc.	63,500	236
*	Conn’s Inc.	20,193	236
*	Lands’ End Inc.	10,900	235
*	Carrols Restaurant Group Inc.	37,000	232
	Bassett Furniture Industries Inc.	11,200	225

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Movado Group Inc.	13,282	221
*	Alta Equipment Group Inc.	22,200	219
*	Noodles & Co.	27,098	214
*	Lincoln Educational Services Corp.	32,800	213
*	Vera Bradley Inc.	26,700	213
*	Kirkland’s Inc.	11,800	211
	Entravision Communications Corp. Class A	74,703	205
*	Drive Shack Inc.	85,611	204
	Chico’s FAS Inc.	126,565	201
*	Funko Inc. Class A	19,100	198
*	Mesa Air Group Inc.	29,600	198
*	Hovnanian Enterprises Inc. Class A	6,000	197
*	Cumulus Media Inc. Class A	22,600	197
*	HyreCar Inc.	27,143	194
*	OneWater Marine Inc. Class A	6,600	192
*	Casper Sleep Inc.	31,071	191
*	American Outdoor Brands Inc.	11,061	188
*	Duluth Holdings Inc.	17,800	188
	Superior Group of Cos. Inc.	8,001	186
*	Regis Corp.	20,143	185
	Cato Corp. Class A	18,491	177
*	Biglari Holdings Inc. Class B	1,592	177
*	Century Casinos Inc.	27,263	174
*	Turtle Beach Corp.	7,983	172
*	Container Store Group Inc.	16,961	162
	Strattec Security Corp.	3,216	159
*	Universal Technical Institute Inc.	24,531	158
	Rocky Brands Inc.	5,601	157
	Nathan’s Famous Inc.	2,809	155
*	Fiesta Restaurant Group Inc.	13,364	152
*	Red Robin Gourmet Burgers Inc.	7,800	150
*	Aspen Group Inc.	12,570	140
*	Barnes & Noble Education Inc.	27,441	128
*	Lakeland Industries Inc.	4,633	126
	Dillard’s Inc. Class A	2,001	126
*	Leaf Group Ltd.	27,044	126
*	VistaGen Therapeutics Inc.	61,663	120
	Emerald Holding Inc.	20,819	113
*	ZAGG Inc.	26,018	109
*	Delta Apparel Inc.	5,328	107
	Saga Communications Inc. Class A	4,438	107
*	Central Garden & Pet Co.	2,740	106
	A-Mark Precious Metals Inc.	3,716	95
	Tilly’s Inc. Class A	11,657	95
	Marine Products Corp.	6,508	95
	Escalade Inc.	4,321	91
*	Fluent Inc.	16,860	90
*	J Alexander’s Holdings Inc.	12,226	89
	Acme United Corp.	2,909	88
^	AMC Entertainment Holdings Inc. Class A	38,300	81
	Weyco Group Inc.	4,901	78
	Lifetime Brands Inc.	4,913	75
	Tribune Publishing Co.	4,915	67
	Townsquare Media Inc. Class A	9,269	62
*	Revlon Inc. Class A	5,042	60
	Big 5 Sporting Goods Corp.	5,818	59
*	ContextLogic Inc. Class A	3,254	59
*	Zovio Inc. Class A	11,435	54
	Educational Development Corp.	3,375	52
*	Express Inc.	55,300	50
*	Red Lion Hotels Corp.	13,715	47
*	FlexShopper Inc.	16,024	41
*	New Home Co. Inc.	8,756	41
*	Travelzoo	3,978	38

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Full House Resorts Inc.	9,186	36
*	Bluegreen Vacations Holding Corp. Class A	2,615	35
*	Gaia Inc.	3,502	35
*	Urban One Inc.	28,868	34
	Hamilton Beach Brands Holding Co. Class A	1,820	32
*	MDC Partners Inc. Class A	12,687	32
*	Potbelly Corp.	6,980	31
*	Marchex Inc. Class B	15,105	30
*	Luby’s Inc.	10,198	29
	A H Belo Corp. Class A	16,371	25
^,*	SRAX Inc. Class A	7,476	23
*	Kewaunee Scientific Corp.	1,646	21
	Wayside Technology Group Inc.	1,052	20
*	Kura Sushi USA Inc. Class A	946	18
*	iMedia Brands Inc.	3,665	18
*	ONE Group Hospitality Inc.	4,720	17
*	Sequential Brands Group Inc.	966	14
*	Hall of Fame Resort & Entertainment Co.	9,074	11
*	Unique Fabricating Inc.	1,793	10
*	Zedge Inc. Class B	1,513	9
*	FAT Brands Inc.	1,492	9
*	LiveXLive Media Inc.	2,448	8
	Beasley Broadcast Group Inc. Class A	5,320	8
*	BBQ Holdings Inc.	1,407	7
*	Lee Enterprises Inc.	5,251	7
*	Chicken Soup For The Soul Entertainment Inc.	296	6
*	Build-A-Bear Workshop Inc.	1,327	6
*	Good Times Restaurants Inc.	1,675	5
*	Live Ventures Inc.	372	5
	JAKKS Pacific Inc.	779	4
	J Jill Inc.	654	2
*	Reading International Inc. Class A	444	2
	Salem Media Group Inc.	1,621	2
*	Charles & Colvard Ltd.	295	—
*	RumbleON Inc. Class B	7	—
			5,210,349
Consumer Staples (3.1%)
	Procter & Gamble Co.	2,034,715	283,110
	Coca-Cola Co.	3,173,075	174,011
	PepsiCo Inc.	1,133,893	168,156
	Philip Morris International Inc.	1,278,948	105,884
	CVS Health Corp.	1,073,774	73,339
	Mondelez International Inc. Class A	1,174,204	68,656
	Altria Group Inc.	1,527,872	62,643
	Colgate-Palmolive Co.	703,307	60,140
	Kimberly-Clark Corp.	278,730	37,581
	Sysco Corp.	397,602	29,526
	General Mills Inc.	501,337	29,479
	Constellation Brands Inc. Class A	131,933	28,900
*	Monster Beverage Corp.	304,568	28,166
	Walgreens Boots Alliance Inc.	603,838	24,081
	Corteva Inc.	613,742	23,764
	Archer-Daniels-Midland Co.	455,953	22,985
	McKesson Corp.	131,658	22,898
	Clorox Co.	103,510	20,901
	Brown-Forman Corp. Class B	255,899	20,326
	McCormick & Co. Inc.	204,138	19,516
	Kroger Co.	603,272	19,160
	Hershey Co.	120,952	18,425
	Church & Dwight Co. Inc.	203,153	17,721
	Kraft Heinz Co.	501,630	17,387
	Tyson Foods Inc. Class A	241,215	15,544
	Keurig Dr Pepper Inc.	459,971	14,719
	Conagra Brands Inc.	378,845	13,737

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Kellogg Co.	210,799	13,118
	AmerisourceBergen Corp. Class A	116,682	11,407
	Hormel Foods Corp.	222,058	10,350
	J M Smucker Co.	89,154	10,306
	Lamb Weston Holdings Inc.	119,896	9,441
	Campbell Soup Co.	161,858	7,826
*	Darling Ingredients Inc.	131,231	7,569
	Bunge Ltd.	110,307	7,234
*	Boston Beer Co. Inc. Class A	7,272	7,230
	Molson Coors Beverage Co. Class B	149,841	6,771
*	US Foods Holding Corp.	164,795	5,489
	Casey’s General Stores Inc.	30,691	5,482
*	Performance Food Group Co.	108,828	5,181
^,*	Beyond Meat Inc.	39,144	4,893
*	Post Holdings Inc.	47,880	4,836
*	Helen of Troy Ltd.	20,427	4,539
*	Freshpet Inc.	31,809	4,517
	Ingredion Inc.	52,825	4,156
*	Herbalife Nutrition Ltd.	80,940	3,889
	Flowers Foods Inc.	158,076	3,577
	WD-40 Co.	11,317	3,007
*	Hain Celestial Group Inc.	72,591	2,915
	Lancaster Colony Corp.	15,851	2,912
*	Grocery Outlet Holding Corp.	68,960	2,707
	Brown-Forman Corp. Class A	33,647	2,472
	Nu Skin Enterprises Inc. Class A	43,698	2,387
*	Simply Good Foods Co.	71,389	2,239
	Energizer Holdings Inc.	51,656	2,179
	Sanderson Farms Inc.	15,903	2,102
*	Sprouts Farmers Market Inc.	101,034	2,031
	Primo Water Corp.	125,912	1,974
*	TreeHouse Foods Inc.	45,230	1,922
	Medifast Inc.	8,884	1,744
	J&J Snack Foods Corp.	11,113	1,727
	Edgewell Personal Care Co.	46,628	1,612
^	B&G Foods Inc.	54,082	1,500
*	GrowGeneration Corp.	35,600	1,432
*	Hostess Brands Inc. Class A	94,285	1,380
	Reynolds Consumer Products Inc.	43,004	1,292
*	Cal-Maine Foods Inc.	33,710	1,265
*	Celsius Holdings Inc.	25,125	1,264
	Vector Group Ltd.	101,595	1,184
	Core-Mark Holding Co. Inc.	37,520	1,102
	Coca-Cola Consolidated Inc.	3,775	1,005
	Calavo Growers Inc.	13,870	963
	Universal Corp.	18,258	888
^	National Beverage Corp.	10,152	862
	Utz Brands Inc.	38,900	858
*	BellRing Brands Inc. Class A	34,059	828
*	USANA Health Sciences Inc.	10,661	822
*	United Natural Foods Inc.	49,540	791
	Fresh Del Monte Produce Inc.	32,217	775
	Weis Markets Inc.	15,389	736
*	Chefs’ Warehouse Inc.	27,717	712
*	Pilgrim’s Pride Corp.	35,629	699
	Andersons Inc.	28,277	693
	ACCO Brands Corp.	77,991	659
	John B Sanfilippo & Son Inc.	8,117	640
*	Rite Aid Corp.	39,298	622
	Ingles Markets Inc. Class A	13,612	581
	Seaboard Corp.	187	567
	MGP Ingredients Inc.	11,836	557
	SpartanNash Co.	31,740	553
	PetMed Express Inc.	17,072	547

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Turning Point Brands Inc.	10,800	481
*	Veru Inc.	48,377	418
^,*	Tattooed Chef Inc.	18,100	414
*	Whole Earth Brands Inc.	37,141	405
	Tootsie Roll Industries Inc.	12,137	360
*	Hydrofarm Holdings Group Inc.	6,481	341
*	NewAge Inc.	113,554	299
*	Seneca Foods Corp. Class A	6,515	260
	Limoneira Co.	15,369	256
*	Vital Farms Inc.	9,799	248
*	Landec Corp.	22,177	241
*	AquaBounty Technologies Inc.	27,084	237
*	Laird Superfood Inc.	4,987	236
*	22nd Century Group Inc.	102,339	225
^,*	HF Foods Group Inc.	25,551	192
	Village Super Market Inc. Class A	7,208	159
	Natural Grocers by Vitamin Cottage Inc.	9,195	126
	Oil-Dri Corp. of America	3,586	122
*	Nature’s Sunshine Products Inc.	6,506	97
	Alico Inc.	2,443	76
*	Lifevantage Corp.	7,767	72
*	Farmer Bros Co.	15,114	71
*	Blue Apron Holdings Inc. Class A	11,305	63
*	Greenlane Holdings Inc. Class A	15,421	61
*	Lifeway Foods Inc.	6,292	34
*	Mission Produce Inc.	1,870	28
*	Natural Alternatives International Inc.	2,268	24
*	Alkaline Water Co. Inc.	17,626	18
*	Coffee Holding Co. Inc.	3,987	15
*	Reed’s Inc.	17,454	10
*	Willamette Valley Vineyards Inc.	1,146	7
*	RiceBran Technologies	3,756	2
	Mannatech Inc.	34	1
			1,623,872
Energy (1.4%)
	Exxon Mobil Corp.	3,471,609	143,100
	Chevron Corp.	1,580,956	133,512
	ConocoPhillips	878,220	35,120
	Phillips 66	359,477	25,142
	Schlumberger Ltd.	1,144,408	24,982
	EOG Resources Inc.	478,761	23,876
	Marathon Petroleum Corp.	531,694	21,991
	Kinder Morgan Inc.	1,574,832	21,528
	Williams Cos. Inc.	999,005	20,030
	Valero Energy Corp.	334,547	18,925
*	Enphase Energy Inc.	93,735	16,448
	Pioneer Natural Resources Co.	134,691	15,340
	ONEOK Inc.	364,672	13,996
	Occidental Petroleum Corp.	759,756	13,151
	Halliburton Co.	692,221	13,083
*	Plug Power Inc.	375,979	12,749
	Hess Corp.	225,848	11,923
*	Cheniere Energy Inc.	188,160	11,295
	Baker Hughes Co. Class A	537,869	11,215
	Concho Resources Inc.	161,321	9,413
*	First Solar Inc.	74,011	7,321
	Diamondback Energy Inc.	131,233	6,352
	Cabot Oil & Gas Corp.	327,751	5,336
	Devon Energy Corp.	318,019	5,028
	Targa Resources Corp.	187,408	4,944
	Apache Corp.	312,919	4,440
	Marathon Oil Corp.	658,611	4,393
	National Oilwell Varco Inc.	317,600	4,361
	Parsley Energy Inc. Class A	247,953	3,521

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Cimarex Energy Co.	82,937	3,111
	New Fortress Energy Inc. Class A	57,499	3,081
	Ovintiv Inc.	213,000	3,059
	HollyFrontier Corp.	116,957	3,023
	EQT Corp.	229,274	2,914
*	FuelCell Energy Inc.	259,202	2,895
	Equitrans Midstream Corp.	346,817	2,788
*	Array Technologies Inc.	62,768	2,708
*	WPX Energy Inc.	324,714	2,646
*	ChampionX Corp.	163,617	2,503
	Arcosa Inc.	40,354	2,217
*	Renewable Energy Group Inc.	31,214	2,211
	Antero Midstream Corp.	252,647	1,948
	Helmerich & Payne Inc.	82,958	1,921
*	CNX Resources Corp.	149,642	1,616
*	SunPower Corp.	62,136	1,593
*	TPI Composites Inc.	30,121	1,590
*	PDC Energy Inc.	77,171	1,584
*	Southwestern Energy Co.	529,754	1,579
	World Fuel Services Corp.	48,882	1,523
	Murphy Oil Corp.	124,783	1,510
*	Range Resources Corp.	177,000	1,186
*	Matador Resources Co.	98,100	1,183
^,*	Transocean Ltd.	484,840	1,120
*	Ameresco Inc. Class A	21,094	1,102
	Archrock Inc.	121,402	1,051
	Cactus Inc.	39,633	1,033
	Delek US Holdings Inc.	61,349	986
	Warrior Met Coal Inc.	45,715	975
*	Antero Resources Corp.	176,800	964
*	Dril-Quip Inc.	30,657	908
	Core Laboratories NV	33,200	880
	Patterson-UTI Energy Inc.	155,700	819
^,*	HighPeak Energy Inc.	50,150	801
*	Magnolia Oil & Gas Corp. Class A	107,710	760
*	NOW Inc.	103,188	741
*	Oceaneering International Inc.	89,992	715
^	Continental Resources Inc.	42,047	685
*	Bristow Group Inc.	25,717	677
	Liberty Oilfield Services Inc. Class A	57,800	596
	PBF Energy Inc. Class A	80,760	573
	Arch Coal Inc. Class A	12,992	569
*	Helix Energy Solutions Group Inc.	135,300	568
*	ProPetro Holding Corp.	76,300	564
*	NexTier Oilfield Solutions Inc.	153,400	528
*	Par Pacific Holdings Inc.	36,939	516
	SM Energy Co.	79,100	484
	DMC Global Inc	11,157	483
*	Beam Global	5,900	435
^,*	Gevo Inc.	97,400	414
	CVR Energy Inc.	27,000	402
*	American Superconductor Corp.	17,108	401
	QEP Resources Inc.	165,822	396
*	REX American Resources Corp.	5,013	368
	Brigham Minerals Inc. Class A	30,671	337
*	MRC Global Inc.	50,100	332
	SunCoke Energy Inc.	75,864	330
*	Callon Petroleum Co	23,960	315
*	Bonanza Creek Energy Inc.	16,011	310
	Nabors Industries Ltd.	5,100	297
*	Pacific Ethanol Inc.	54,156	294
*	Green Plains Inc.	21,200	279
*	Matrix Service Co.	24,881	274
	Berry Corp.	68,200	251

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Talos Energy Inc.	29,900	246
*	RPC Inc.	75,816	239
	Solaris Oilfield Infrastructure Inc. Class A	28,947	236
*	FTS International Inc. Class A	12,017	231
	Altus Midstream Co. Class A	4,825	229
*	Northern Oil and Gas Inc.	25,774	226
*	Centennial Resource Development Inc. Class A	150,400	226
*	CONSOL Energy Inc.	29,200	211
*	Tidewater Inc.	24,300	210
*	Tellurian Inc.	160,000	205
*	Laredo Petroleum Inc.	10,300	203
*	Penn Virginia Corp.	19,800	201
*	Newpark Resources Inc.	102,600	197
*	Flotek Industries Inc.	89,600	189
*	Centrus Energy Corp. Class A	8,083	187
*	Oil States International Inc.	36,200	182
*	Contango Oil & Gas Co.	76,990	176
*	Contura Energy Inc.	15,300	174
*	W&T Offshore Inc.	74,445	162
*	Peabody Energy Corp.	58,700	141
*	Trecora Resources	18,356	128
*	Select Energy Services Inc. Class A	28,405	116
*	Goodrich Petroleum Corp.	9,501	96
*	VAALCO Energy Inc.	44,869	79
	NACCO Industries Inc. Class A	2,823	74
	Falcon Minerals Corp.	20,945	66
*	Mammoth Energy Services Inc.	13,670	61
	Evolution Petroleum Corp.	20,558	59
*	Capstone Turbine Corp.	4,635	50
*	Natural Gas Services Group Inc.	5,139	49
*	Geospace Technologies Corp.	5,246	45
*	Forum Energy Technologies Inc.	3,762	45
*	Nine Energy Service Inc.	16,307	44
	Amplify Energy Corp.	31,443	41
*	MIND Technology Inc.	16,294	37
	Adams Resources & Energy Inc.	1,461	35
*	SilverBow Resources Inc.	6,268	33
*	KLX Energy Services Holdings Inc.	4,751	31
*	Gulf Island Fabrication Inc.	7,334	22
*	ION Geophysical Corp.	9,097	22
*	Ranger Energy Services Inc.	5,868	21
*	Torchlight Energy Resources Inc.	25,734	18
*	SandRidge Energy Inc.	5,316	17
*	US Well Services Inc.	33,133	14
*	HighPoint Resources Corp.	1,456	13
*	Orbital Energy Group Inc.	5,053	11
*	Abraxas Petroleum Corp.	4,571	10
*	Ramaco Resources Inc.	2,725	8
	Hallador Energy Co.	4,036	6
*,§	Seventy Seven Energy Inc.	42,434	5
*	Profire Energy Inc.	1,221	1
*	Ring Energy Inc.	1,043	1
*	Aemetis Inc.	269	1
*	Tidewater Inc. Series A Warrants Exp. 12/31/2049	535	—
*	Tidewater Inc. Series B Warrants Exp. 12/31/2049	579	—
^,*	FTS International Inc. Warrants Exp. 11/19/2023	613	—
*,§	Harvest Natural Resources Inc.	20,906	—
^,*	FTS International Inc. Warrants Exp. 11/19/2023	1,533	—
			722,767
Financials (6.4%)
*	Berkshire Hathaway Inc. Class B	1,387,745	321,776
	JPMorgan Chase & Co.	2,501,638	317,883
	Bank of America Corp.	6,385,157	193,534
	Citigroup Inc.	1,708,040	105,318

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Wells Fargo & Co.	3,221,659	97,230
	Morgan Stanley	1,186,749	81,328
	BlackRock Inc.	112,630	81,267
	Goldman Sachs Group Inc.	282,795	74,576
	Charles Schwab Corp.	1,254,130	66,519
	S&P Global Inc.	197,296	64,857
	CME Group Inc.	294,249	53,568
	Truist Financial Corp.	1,107,594	53,087
	Intercontinental Exchange Inc.	460,420	53,082
	US Bancorp	1,112,441	51,829
	PNC Financial Services Group Inc.	347,245	51,740
	Marsh & McLennan Cos. Inc.	417,081	48,798
	Chubb Ltd.	314,949	48,477
	Progressive Corp.	480,047	47,467
	Aon plc Class A	187,522	39,618
	Moody’s Corp.	131,363	38,127
	Blackstone Group LP Class A	552,437	35,803
	Travelers Cos. Inc.	208,437	29,258
	MSCI Inc. Class A	64,750	28,913
	T. Rowe Price Group Inc.	185,654	28,106
	Bank of New York Mellon Corp.	656,495	27,862
*	Berkshire Hathaway Inc. Class A	79	27,477
	American International Group Inc.	707,026	26,768
	IHS Markit Ltd.	295,165	26,515
	Allstate Corp.	236,470	25,995
	MetLife Inc.	551,154	25,877
	Prudential Financial Inc.	324,454	25,330
	Aflac Inc.	544,937	24,233
	Discover Financial Services	251,763	22,792
	Willis Towers Watson plc	106,282	22,392
	First Republic Bank	143,480	21,082
	State Street Corp.	276,003	20,088
	Arthur J Gallagher & Co.	158,336	19,588
	Ameriprise Financial Inc.	96,792	18,810
	KKR & Co. Inc.	446,606	18,083
	MarketAxess Holdings Inc.	29,760	16,980
*	SVB Financial Group	42,380	16,436
	Fifth Third Bancorp	586,035	16,157
	Nasdaq Inc.	121,117	16,077
	Northern Trust Corp.	162,205	15,108
	Broadridge Financial Solutions Inc.	95,035	14,559
	Hartford Financial Services Group Inc.	294,694	14,434
	KeyCorp	800,210	13,131
	M&T Bank Corp.	99,545	12,672
	Regions Financial Corp.	784,604	12,648
	Citizens Financial Group Inc.	351,066	12,554
*	Markel Corp.	11,326	11,703
*	Arch Capital Group Ltd.	315,594	11,383
	Principal Financial Group Inc.	225,116	11,168
	Ally Financial Inc.	309,658	11,042
	Cincinnati Financial Corp.	125,866	10,997
	Huntington Bancshares Inc.	839,105	10,598
	FactSet Research Systems Inc.	31,344	10,422
	Raymond James Financial Inc.	100,141	9,580
	Annaly Capital Management Inc.	1,131,813	9,564
	Brown & Brown Inc.	198,520	9,412
	Fidelity National Financial Inc.	229,327	8,964
	Loews Corp.	192,354	8,660
	Cboe Global Markets Inc.	89,723	8,355
	Equitable Holdings Inc.	325,590	8,332
	Apollo Global Management LLC	170,038	8,328
	Everest Re Group Ltd.	32,604	7,632
	Lincoln National Corp.	151,212	7,607
	Globe Life Inc.	77,253	7,336

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	W R Berkley Corp.	109,512	7,274
	AGNC Investment Corp.	441,073	6,881
	RenaissanceRe Holdings Ltd.	41,396	6,864
	LPL Financial Holdings Inc.	65,451	6,821
	Alleghany Corp.	10,944	6,607
	Assurant Inc.	47,628	6,488
	Reinsurance Group of America Inc.	55,475	6,430
	Comerica Inc.	115,089	6,429
	Franklin Resources Inc.	247,398	6,182
	SEI Investments Co.	107,398	6,172
	Eaton Vance Corp.	89,253	6,063
	Voya Financial Inc.	102,658	6,037
	East West Bancorp Inc.	118,193	5,994
	Invesco Ltd.	338,300	5,897
	Zions Bancorp NA	133,644	5,806
	Signature Bank	42,839	5,796
	First Horizon Corp.	447,856	5,715
	Commerce Bancshares Inc.	86,698	5,696
	American Financial Group Inc.	61,046	5,349
	Erie Indemnity Co. Class A	20,924	5,139
	Carlyle Group Inc.	160,096	5,033
	Prosperity Bancshares Inc.	72,495	5,028
	Old Republic International Corp.	238,820	4,707
	TCF Financial Corp.	126,845	4,696
	Western Alliance Bancorp	76,254	4,571
	First American Financial Corp.	87,276	4,506
	People’s United Financial Inc.	348,237	4,503
	Morningstar Inc.	19,442	4,502
	Starwood Property Trust Inc.	227,443	4,390
*	Athene Holding Ltd. Class A	101,277	4,369
	Primerica Inc.	32,442	4,345
	South State Corp.	57,813	4,180
	First Financial Bankshares Inc.	115,248	4,169
	Stifel Financial Corp.	82,017	4,139
	Ares Management Corp. Class A	87,216	4,104
	Tradeweb Markets Inc. Class A	64,709	4,041
	Cullen/Frost Bankers Inc.	45,792	3,994
	Kemper Corp.	50,694	3,895
	Janus Henderson Group plc	119,610	3,889
	New York Community Bancorp Inc.	367,032	3,872
	Popular Inc.	67,998	3,830
	Essent Group Ltd.	88,286	3,814
	SLM Corp.	305,251	3,782
	Interactive Brokers Group Inc.	61,481	3,745
	RLI Corp.	35,912	3,740
	Synovus Financial Corp.	115,523	3,739
	Pinnacle Financial Partners Inc.	57,819	3,724
	Glacier Bancorp Inc.	80,673	3,712
	Jefferies Financial Group Inc.	147,021	3,617
	MGIC Investment Corp.	280,188	3,516
	Unum Group	152,845	3,506
	Kinsale Capital Group Inc.	17,448	3,492
	Affiliated Managers Group Inc.	34,312	3,490
	Lazard Ltd. Class A	82,207	3,477
	New Residential Investment Corp.	343,965	3,419
	United Bankshares Inc.	105,043	3,403
	Selective Insurance Group Inc.	49,979	3,348
	Hanover Insurance Group Inc.	28,100	3,285
	Radian Group Inc.	160,289	3,246
	Bank OZK	103,793	3,246
	Valley National Bancorp	330,107	3,219
	Evercore Inc. Class A	29,259	3,208
*	Trupanion Inc.	26,674	3,193
*	Open Lending Corp. Class A	89,837	3,141

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Axis Capital Holdings Ltd.	61,543	3,101
*	Cannae Holdings Inc.	69,696	3,085
	Blackstone Mortgage Trust Inc. Class A	111,933	3,082
	Webster Financial Corp.	72,907	3,073
	PROG Holdings Inc.	55,892	3,011
	Umpqua Holdings Corp.	191,542	2,900
	OneMain Holdings Inc	59,880	2,884
	CIT Group Inc.	80,087	2,875
	Wintrust Financial Corp.	46,937	2,867
	Community Bank System Inc.	45,878	2,859
*	Credit Acceptance Corp.	8,102	2,804
	Sterling Bancorp	155,708	2,800
	Houlihan Lokey Inc. Class A	41,095	2,763
	BankUnited Inc.	75,989	2,643
*	Brighthouse Financial Inc.	72,513	2,625
	Bank of Hawaii Corp.	33,438	2,562
	Spectrum Brands Holdings Inc	32,435	2,562
	Pacific Premier Bancorp Inc.	81,326	2,548
*	LendingTree Inc.	9,205	2,520
	PacWest Bancorp	98,389	2,499
	CNO Financial Group Inc.	111,511	2,479
	FNB Corp.	260,858	2,478
	First Hawaiian Inc.	104,038	2,453
*	Eastern Bankshares Inc.	149,100	2,432
	BancorpSouth Bank	87,737	2,408
*	Texas Capital Bancshares Inc.	40,374	2,402
	UMB Financial Corp.	34,641	2,390
	White Mountains Insurance Group Ltd.	2,367	2,369
	Hancock Whitney Corp.	69,229	2,355
	PennyMac Financial Services Inc.	35,587	2,335
	Artisan Partners Asset Management Inc. Class A	46,193	2,325
	First Citizens BancShares Inc. Class A	4,032	2,315
	Home BancShares Inc.	118,828	2,315
	Old National Bancorp	133,102	2,204
	FirstCash Inc.	31,396	2,199
	Moelis & Co. Class A	46,576	2,178
	Associated Banc-Corp	127,160	2,168
	Federated Hermes Inc. Class B	74,613	2,156
	CVB Financial Corp.	108,866	2,123
*	Enstar Group Ltd.	10,241	2,098
	Columbia Banking System Inc.	58,142	2,087
	Atlantic Union Bankshares Corp.	63,312	2,086
	Cathay General Bancorp	64,473	2,075
	Virtu Financial Inc. Class A	81,981	2,063
	Walker & Dunlop Inc.	22,270	2,049
	American Equity Investment Life Holding Co.	74,039	2,048
	Ameris Bancorp	52,432	1,996
	Assured Guaranty Ltd.	62,463	1,967
	National General Holdings Corp.	57,228	1,956
	United Community Banks Inc.	68,252	1,941
	Independent Bank Corp.	26,351	1,925
^,*	Rocket Cos. Inc. Class A	95,000	1,921
^,*	GCM Grosvenor Inc. Class A	143,504	1,911
	Chimera Investment Corp.	186,331	1,910
*	Mr Cooper Group Inc.	61,445	1,907
^,*	QuantumScape Corp.	22,500	1,900
	Investors Bancorp Inc.	179,888	1,900
	Independent Bank Group Inc.	30,229	1,890
	WSFS Financial Corp.	40,739	1,828
	Simmons First National Corp. Class A	83,566	1,804
	Flagstar Bancorp Inc.	43,708	1,782
	First BanCorp	187,677	1,730
	Goosehead Insurance Inc. Class A	13,782	1,719
	International Bancshares Corp.	45,546	1,705

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Hamilton Lane Inc. Class A	21,713	1,695
	Fulton Financial Corp.	133,136	1,694
	First Merchants Corp.	44,957	1,682
*	Axos Financial Inc.	44,363	1,665
*	eXp World Holdings Inc.	26,145	1,650
*	Palomar Holdings Inc.	18,357	1,631
*	NMI Holdings Inc. Class A	71,996	1,631
	Cadence BanCorp Class A	99,300	1,631
	Renasant Corp.	46,285	1,559
	Washington Federal Inc.	59,887	1,542
	ServisFirst Bancshares Inc.	38,177	1,538
	BancFirst Corp.	26,184	1,537
*	Genworth Financial Inc. Class A	401,904	1,519
*	eHealth Inc.	21,415	1,512
*	PRA Group Inc.	37,948	1,505
	Hilltop Holdings Inc.	54,462	1,498
	Piper Sandler Cos.	14,800	1,493
	WesBanco Inc.	49,756	1,491
	BOK Financial Corp.	21,714	1,487
	First Midwest Bancorp Inc.	91,703	1,460
^,*	Lemonade Inc.	11,801	1,446
	Navient Corp.	145,948	1,433
	Cohen & Steers Inc.	19,235	1,429
	Two Harbors Investment Corp.	223,759	1,425
	MFA Financial Inc.	360,856	1,404
	Capitol Federal Financial Inc.	111,812	1,398
	Sandy Spring Bancorp Inc.	43,163	1,389
	Park National Corp.	13,201	1,386
	First Interstate BancSystem Inc. Class A	33,906	1,382
	First Financial Bancorp	78,497	1,376
	Arbor Realty Trust Inc.	96,963	1,375
	Virtus Investment Partners Inc.	6,311	1,369
	PennyMac Mortgage Investment Trust	77,816	1,369
	Horace Mann Educators Corp.	32,016	1,346
	Apollo Commercial Real Estate Finance Inc.	120,100	1,342
	Towne Bank	55,144	1,295
	Waddell & Reed Financial Inc. Class A	50,674	1,291
	Argo Group International Holdings Ltd.	29,000	1,267
	New York Mortgage Trust Inc.	342,471	1,264
	Mercury General Corp.	23,981	1,252
	PJT Partners Inc.	16,627	1,251
	James River Group Holdings Ltd.	24,986	1,228
	Northwest Bancshares Inc.	95,807	1,221
*	Seacoast Banking Corp. of Florida	41,404	1,219
	Trustmark Corp.	43,844	1,197
	Banner Corp.	25,603	1,193
	Heartland Financial USA Inc.	29,430	1,188
	Westamerica BanCorp	20,952	1,158
	Lakeland Financial Corp.	21,465	1,150
*	Focus Financial Partners Inc. Class A	25,770	1,121
	Stewart Information Services Corp.	23,120	1,118
	Eagle Bancorp Inc.	26,956	1,113
	NBT Bancorp Inc.	34,151	1,096
	Provident Financial Services Inc.	59,830	1,075
	BGC Partners Inc. Class A	266,472	1,066
	FB Financial Corp.	30,533	1,060
*	BRP Group Inc. Class A	35,263	1,057
	Hope Bancorp Inc.	95,305	1,040
	Santander Consumer USA Holdings Inc.	46,622	1,027
	Live Oak Bancshares Inc.	21,451	1,018
	Brightsphere Investment Group Inc.	52,132	1,005
	Safety Insurance Group Inc.	12,882	1,004
	Broadmark Realty Capital Inc.	95,813	977
	AMERISAFE Inc.	16,825	966

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Encore Capital Group Inc.	24,784	965
	First Busey Corp.	44,167	952
	Veritex Holdings Inc.	36,677	941
	Ladder Capital Corp. Class A	95,925	938
	Great Western Bancorp Inc.	44,841	937
	TFS Financial Corp.	52,106	919
	Meta Financial Group Inc.	24,753	905
	German American Bancorp Inc.	26,963	892
	OceanFirst Financial Corp.	47,292	881
	OFG Bancorp	47,383	878
	First Commonwealth Financial Corp.	79,953	875
	Nelnet Inc. Class A	12,171	867
*	Triumph Bancorp Inc.	17,721	860
*	LendingClub Corp.	81,242	858
	Southside Bancshares Inc.	27,595	856
	Stock Yards Bancorp Inc.	20,792	842
	Tompkins Financial Corp.	11,876	838
^,*	Eos Energy Enterprises Inc.	40,200	838
	Redwood Trust Inc.	93,146	818
	Enterprise Financial Services Corp.	23,255	813
*	Columbia Financial Inc.	52,013	809
	City Holding Co.	11,542	803
	Premier Financial Corp.	34,686	798
	iStar Inc.	53,353	792
	Berkshire Hills Bancorp Inc.	45,401	777
*	Silvergate Capital Corp. Class A	10,300	765
	Employers Holdings Inc.	23,775	765
	Heritage Financial Corp.	31,999	748
	First Bancorp	21,975	743
	S&T Bancorp Inc.	29,832	741
	TriCo Bancshares	20,965	740
	Kearny Financial Corp.	69,617	735
	ProAssurance Corp.	40,958	729
	Brookline Bancorp Inc.	60,096	724
*	StoneX Group Inc.	12,274	711
	1st Source Corp.	17,623	710
	American National Group Inc.	7,321	704
	National Bank Holdings Corp. Class A	21,371	700
*	Enova International Inc.	28,241	700
*	Riot Blockchain Inc.	40,716	692
	First Foundation Inc.	34,444	689
	B Riley Financial Inc.	15,294	676
	Boston Private Financial Holdings Inc.	78,736	665
	ConnectOne Bancorp Inc.	32,319	640
*	Ambac Financial Group Inc.	41,421	637
	WisdomTree Investments Inc.	118,321	633
	ARMOUR Residential REIT Inc.	57,425	620
*	Third Point Reinsurance Ltd.	64,165	611
	Northfield Bancorp Inc.	48,333	596
	Lakeland Bancorp Inc.	46,124	586
	Federal Agricultural Mortgage Corp. Class C	7,847	583
*	StepStone Group Inc. Class A	14,484	576
	HomeStreet Inc.	16,988	573
	Horizon Bancorp Inc.	36,147	573
	Meridian Bancorp Inc.	38,156	569
*	Cerevel Therapeutics Holdings Inc.	33,700	559
	Washington Trust Bancorp Inc.	12,408	556
	First Mid Bancshares Inc.	16,367	551
	TPG RE Finance Trust Inc.	51,600	548
^	Invesco Mortgage Capital Inc.	159,408	539
	Univest Financial Corp.	25,927	534
	United Fire Group Inc.	21,234	533
	Origin Bancorp Inc.	19,150	532
*	GoHealth Inc. Class A	38,250	523

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	First Bancshares Inc.	16,891	522
	Preferred Bank	10,231	516
*	Customers Bancorp Inc.	27,711	515
	Banc of California Inc.	34,820	512
	Ellington Financial Inc.	34,300	509
	Cambridge Bancorp	7,271	507
*	Bancorp Inc.	36,263	495
	Flushing Financial Corp.	29,220	486
*	Nicolet Bankshares Inc.	7,201	478
	QCR Holdings Inc.	11,992	475
	Diamond Hill Investment Group Inc.	3,151	470
*	Watford Holdings Ltd.	13,517	468
	Camden National Corp.	12,984	465
	TrustCo Bank Corp.	69,328	462
	FBL Financial Group Inc. Class A	8,721	458
	Allegiance Bancshares Inc.	13,313	454
	Peapack-Gladstone Financial Corp.	19,698	448
	National Western Life Group Inc. Class A	2,144	443
	Bryn Mawr Bank Corp.	14,271	437
	Great Southern Bancorp Inc.	8,882	434
	First Financial Corp.	11,121	432
	Independent Bank Corp.	23,360	431
	Republic Bancorp Inc. Class A	11,932	430
	Cowen Inc. Class A	16,460	428
	Capital City Bank Group Inc.	17,219	423
	Community Trust Bancorp Inc.	11,278	418
	Macatawa Bank Corp.	49,543	415
*	World Acceptance Corp.	4,032	412
	Universal Insurance Holdings Inc.	27,082	409
	First of Long Island Corp.	22,884	408
	Bank First Corp.	6,300	408
	Dynex Capital Inc.	22,923	408
	Capstead Mortgage Corp.	70,016	407
	Bank of Marin Bancorp	11,775	404
*	CrossFirst Bankshares Inc.	37,503	403
	Granite Point Mortgage Trust Inc.	40,300	403
*	TriState Capital Holdings Inc.	22,326	388
	Ready Capital Corp.	30,814	384
	Altabancorp	13,689	382
	Byline Bancorp Inc.	24,690	381
*	Assetmark Financial Holdings Inc.	15,755	381
	KKR Real Estate Finance Trust Inc.	21,141	379
	Midland States Bancorp Inc.	21,164	378
*	International Money Express Inc.	23,900	371
*	Upstart Holdings Inc.	8,946	365
	Merchants Bancorp	13,172	364
	Central Pacific Financial Corp.	18,857	358
^,*	Root Inc. Class A	22,425	352
*	Oportun Financial Corp.	18,084	350
	Heritage Commerce Corp.	39,071	347
	Victory Capital Holdings Inc. Class A	13,660	339
	Hanmi Financial Corp.	29,756	337
	HCI Group Inc.	6,410	335
	Peoples Bancorp Inc.	12,161	329
	Bridge Bancorp Inc.	13,560	328
	First Community Bankshares Inc.	15,146	327
	State Auto Financial Corp.	18,211	323
	American National Bankshares Inc.	12,302	322
	Mercantile Bank Corp.	11,852	322
	Reliant Bancorp Inc.	17,084	318
	Dime Community Bancshares Inc.	19,579	309
*	Bridgewater Bancshares Inc.	24,367	304
	Waterstone Financial Inc.	16,159	304
	Arrow Financial Corp.	10,001	299

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Bar Harbor Bankshares	13,006	294
	CBTX Inc.	11,252	287
	RBB Bancorp	18,000	277
*	Atlantic Capital Bancshares Inc.	17,184	274
	Orchid Island Capital Inc.	52,315	273
	Business First Bancshares Inc.	12,976	264
	MidWestOne Financial Group Inc.	10,700	262
	ChoiceOne Financial Services Inc.	8,370	258
	Ames National Corp.	10,700	257
	HomeTrust Bancshares Inc.	13,088	253
	Anworth Mortgage Asset Corp.	92,100	250
	Curo Group Holdings Corp.	17,313	248
	Carter Bankshares Inc.	23,054	247
	Sculptor Capital Management Inc. Class A	15,482	235
*	Amerant Bancorp Inc.	15,321	233
	Oppenheimer Holdings Inc. Class A	7,396	232
*	Maiden Holdings Ltd.	93,000	232
	Alerus Financial Corp.	8,341	228
	Heritage Insurance Holdings Inc.	22,366	227
	Financial Institutions Inc.	10,038	226
	Capstar Financial Holdings Inc.	15,265	225
*	Metropolitan Bank Holding Corp.	6,188	224
*	Equity Bancshares Inc. Class A	10,342	223
*	MBIA Inc.	33,738	222
	Orrstown Financial Services Inc.	13,332	221
*	Professional Holding Corp. Class A	14,100	218
*	BayCom Corp.	14,250	216
	CNB Financial Corp.	10,149	216
	Eagle Bancorp Montana Inc.	10,100	214
	PCSB Financial Corp.	13,132	209
	Hingham Institution For Savings The	962	208
	First Choice Bancorp	11,186	207
	Spirit of Texas Bancshares Inc.	12,308	207
	Sierra Bancorp	8,494	203
	Old Second Bancorp Inc.	20,067	203
*	Exantas Capital Corp.	50,522	202
*	EZCORP Inc. Class A	41,670	200
*	MoneyGram International Inc.	36,500	199
	Richmond Mutual BanCorp Inc.	14,600	199
*	Greenlight Capital Re Ltd. Class A	27,050	198
	Regional Management Corp.	6,593	197
	Amalgamated Bank Class A	13,999	192
	Farmers National Banc Corp.	14,443	192
	Mid Penn Bancorp Inc.	8,647	189
	AG Mortgage Investment Trust Inc.	63,500	187
	First Bancorp Inc.	7,333	186
	West BanCorp Inc.	9,617	186
*	California BanCorp	11,800	184
	Western Asset Mortgage Capital Corp.	56,301	184
*	Citizens Inc. Class A	31,480	180
	Guaranty Bancshares Inc.	6,015	180
	HarborOne Bancorp Inc.	16,465	179
	Red River Bancshares Inc.	3,606	179
	Civista Bancshares Inc.	10,116	177
	Citizens & Northern Corp.	8,811	175
	Fidelity D&D Bancorp Inc.	2,713	175
	Investors Title Co.	1,135	174
	Metrocity Bankshares Inc.	12,006	173
	Hawthorn Bancshares Inc.	7,904	173
	FS Bancorp Inc.	3,069	168
	Great Ajax Corp.	15,903	166
	Greenhill & Co. Inc.	13,600	165
*	Pioneer Bancorp Inc.	15,418	163
*	Pacific Mercantile Bancorp	31,645	163

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Home Bancorp Inc.	5,803	162
	Southern National Bancorp of Virginia Inc.	13,308	161
*	Southern First Bancshares Inc.	4,512	160
	Peoples Financial Services Corp.	4,308	158
*	FVCBankcorp Inc.	10,750	158
	Community Financial Corp.	5,956	158
	Summit Financial Group Inc.	7,124	157
	SmartFinancial Inc.	8,647	157
	Enterprise Bancorp Inc.	6,024	154
*	Republic First Bancorp Inc.	54,003	154
*	Howard Bancorp Inc.	12,984	153
	Southern Missouri Bancorp Inc.	5,023	153
	First Internet Bancorp	5,320	153
	Westwood Holdings Group Inc.	10,426	151
*	MainStreet Bancshares Inc.	8,911	151
	LCNB Corp.	10,252	151
	Luther Burbank Corp.	15,347	150
*	MMA Capital Holdings Inc.	6,100	150
	Protective Insurance Corp. Class B	10,856	149
	Century Bancorp Inc. Class A	1,900	147
	Northrim BanCorp Inc.	4,327	147
	Farmers & Merchants Bancorp Inc.	6,384	147
	Standard AVB Financial Corp.	4,450	145
	FNCB Bancorp Inc.	22,643	145
*	Safeguard Scientifics Inc.	22,542	144
	Franklin Financial Services Corp.	5,214	141
	Protective Insurance Corp. Class A	9,261	139
	Central Valley Community Bancorp	9,286	138
	United Security Bancshares	18,866	133
	Level One Bancorp Inc.	6,551	133
	National Bankshares Inc.	4,164	130
	Manning & Napier Inc.	20,773	130
	Evans Bancorp Inc.	4,577	126
	Northeast Bank	5,474	123
	Codorus Valley Bancorp Inc.	7,091	120
	Crawford & Co. Class A	16,065	119
	South Plains Financial Inc.	6,236	118
	First Northwest Bancorp	7,546	118
	Independence Holding Co.	2,858	117
*	Ocwen Financial Corp.	4,011	116
	ACNB Corp.	4,637	116
	Middlefield Banc Corp.	5,094	115
	Penns Woods Bancorp Inc.	4,312	112
	First Bank	11,738	110
*	Select Bancorp Inc.	11,590	110
	Territorial Bancorp Inc.	4,529	109
	MVB Financial Corp.	4,743	108
	PCB Bancorp	10,610	107
	Pzena Investment Management Inc. Class A	14,523	106
	Premier Financial Bancorp Inc.	7,891	105
	Western New England Bancorp Inc.	14,848	102
	Investar Holding Corp.	6,106	101
	Shore Bancshares Inc.	6,832	100
	Lument Finance Trust Inc.	30,449	100
	Norwood Financial Corp.	3,727	98
	BankFinancial Corp.	10,939	96
	BCB Bancorp Inc.	8,673	96
	Sterling Bancorp Inc.	20,200	92
	Bank of Commerce Holdings	8,874	88
	Mackinac Financial Corp.	6,869	88
	ESSA Bancorp Inc.	5,800	87
	First Financial Northwest Inc.	7,628	87
	Chemung Financial Corp.	2,549	87
*	NI Holdings Inc.	5,165	85

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Bank of Princeton	3,544	83
	Timberland Bancorp Inc.	3,406	83
	Donegal Group Inc. Class A	5,852	82
	First Community Corp.	4,821	82
	United Insurance Holdings Corp.	14,207	81
	SB Financial Group Inc.	4,383	80
	First Business Financial Services Inc.	4,314	79
	Parke Bancorp Inc.	5,084	79
	Riverview Bancorp Inc.	14,806	78
	First Guaranty Bancshares Inc.	4,349	77
	Associated Capital Group Inc. Class A	2,140	75
	Sachem Capital Corp.	17,836	74
	Community Bankers Trust Corp.	10,847	73
	First Capital Inc.	1,200	73
	Prudential Bancorp Inc.	5,160	71
*	Esquire Financial Holdings Inc.	3,649	70
*	Malvern Bancorp Inc.	4,442	69
*	Coastal Financial Corp.	3,189	67
	OP Bancorp	8,347	64
	Greene County Bancorp Inc.	2,506	64
	FedNat Holding Co.	10,699	63
	Cherry Hill Mortgage Investment Corp.	6,865	63
	C&F Financial Corp.	1,671	62
*	Security National Financial Corp. Class A	7,076	59
	Unity Bancorp Inc.	3,156	55
	Bankwell Financial Group Inc.	2,772	54
	US Global Investors Inc. Class A	9,831	54
	1st Constitution Bancorp	3,259	52
	Provident Financial Holdings Inc.	3,235	51
	HBT Financial Inc.	3,343	51
*	ProSight Global Inc.	3,869	50
	Provident Bancorp Inc.	4,080	49
	First Savings Financial Group Inc.	703	46
	Peoples Bancorp of North Carolina Inc.	1,927	44
	First United Corp.	2,828	44
	Union Bankshares Inc.	1,684	43
	CB Financial Services Inc.	2,000	40
*	Arlington Asset Investment Corp. Class A	10,100	38
	Silvercrest Asset Management Group Inc. Class A	2,679	37
*	Altisource Portfolio Solutions SA	2,562	33
*	Impac Mortgage Holdings Inc.	10,822	33
	Federal Agricultural Mortgage Corp. Class A	484	32
	Ohio Valley Banc Corp.	1,244	29
	Plumas Bancorp	1,230	29
	AmeriServ Financial Inc.	8,751	27
	Bank7 Corp.	1,874	27
	Old Point Financial Corp.	1,344	25
*	Consumer Portfolio Services Inc.	5,489	23
*	Elevate Credit Inc.	5,276	21
	Ellington Residential Mortgage REIT	1,573	21
	Severn Bancorp Inc.	2,872	21
	Hennessy Advisors Inc.	2,219	19
*	Trean Insurance Group Inc.	1,200	16
	County Bancorp Inc.	680	15
*	BBX Capital Inc.	2,615	15
*	Ashford Inc.	1,665	14
*	Altisource Asset Management Corp.	592	14
	Meridian Corp.	591	12
*	HV Bancorp Inc.	630	11
*	GWG Holdings Inc.	1,238	9
*	Capital Bancorp Inc.	594	8
*	Nicholas Financial Inc.	983	8
*	First Western Financial Inc.	400	8
^	Medley Management Inc. Class A	850	7

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	FG Financial Group Inc.	1,509	6
	Sound Financial Bancorp Inc.	195	6
*	Community First Bancshares Inc.	405	4
*,§	NewStar Financial Inc. CVR	22,870	2
*	National Holdings Corp.	672	2
*	Broadway Financial Corp.	546	1
*	Conifer Holdings Inc.	99	—
*,§	American International Group Inc. Warrants Exp. 01/19/2021	14,331	—
*,§	Ditech Holding Corp. Warrants Exp. 02/09/2028	2,008	—
			3,322,074
Health Care (8.2%)
	Johnson & Johnson	2,161,274	340,141
	UnitedHealth Group Inc.	778,890	273,141
	Merck & Co. Inc.	2,077,025	169,901
	Pfizer Inc.	4,563,104	167,968
	Abbott Laboratories	1,455,358	159,347
	AbbVie Inc.	1,448,789	155,238
	Thermo Fisher Scientific Inc.	325,372	151,552
	Medtronic plc	1,104,275	129,355
	Eli Lilly and Co.	707,008	119,371
	Danaher Corp.	524,879	116,597
	Bristol-Myers Squibb Co.	1,856,414	115,153
	Amgen Inc.	477,726	109,839
*	Intuitive Surgical Inc.	96,643	79,064
	Stryker Corp.	277,331	67,957
	Anthem Inc.	204,107	65,537
	Zoetis Inc.	390,450	64,619
	Cigna Corp.	296,635	61,753
	Gilead Sciences Inc.	1,027,942	59,888
	Becton Dickinson and Co.	237,866	59,519
*	Vertex Pharmaceuticals Inc.	213,717	50,510
*	Edwards Lifesciences Corp.	511,057	46,624
	Humana Inc.	108,646	44,574
*	Illumina Inc.	119,614	44,257
*	Boston Scientific Corp.	1,178,359	42,362
*	Regeneron Pharmaceuticals Inc.	81,771	39,504
	HCA Healthcare Inc.	222,568	36,604
*	IDEXX Laboratories Inc.	70,070	35,026
	Baxter International Inc.	419,435	33,655
*	Align Technology Inc.	58,446	31,232
*	Biogen Inc.	126,201	30,902
*	Veeva Systems Inc. Class A	111,261	30,291
	Agilent Technologies Inc.	251,274	29,773
*	DexCom Inc.	78,861	29,156
*	Centene Corp.	476,572	28,609
*	IQVIA Holdings Inc.	157,271	28,178
*	Moderna Inc.	260,008	27,163
*	Alexion Pharmaceuticals Inc.	170,684	26,668
	Zimmer Biomet Holdings Inc.	170,307	26,243
	ResMed Inc.	118,618	25,213
*	Teladoc Health Inc.	107,342	21,464
	Cerner Corp.	252,632	19,827
*	Seagen Inc.	111,161	19,469
*	Viatris Inc.	1,009,090	18,910
*	Exact Sciences Corp.	130,648	17,310
	West Pharmaceutical Services Inc.	57,892	16,401
*	Laboratory Corp. of America Holdings	79,992	16,282
	Cooper Cos. Inc.	43,918	15,956
	Teleflex Inc.	38,163	15,707
*	Hologic Inc.	211,185	15,381
*	Catalent Inc.	135,237	14,074
*	Insulet Corp.	54,292	13,879
*	Incyte Corp.	153,935	13,389
	PerkinElmer Inc.	92,389	13,258

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Horizon Therapeutics plc	181,163	13,252
	STERIS plc	69,545	13,182
*	BioMarin Pharmaceutical Inc.	150,022	13,155
	Quest Diagnostics Inc.	110,337	13,149
*	Varian Medical Systems Inc.	74,514	13,041
	Cardinal Health Inc.	240,618	12,887
*	Alnylam Pharmaceuticals Inc.	96,064	12,485
*	Novocure Ltd.	70,476	12,195
*	ABIOMED Inc.	36,977	11,988
*	Elanco Animal Health Inc.	387,205	11,876
*	Avantor Inc.	404,433	11,385
*	Masimo Corp.	40,619	10,901
*	Sarepta Therapeutics Inc.	61,839	10,543
*	Molina Healthcare Inc.	49,104	10,443
	Bio-Techne Corp.	31,921	10,137
*	Charles River Laboratories International Inc.	40,538	10,129
*	Bio-Rad Laboratories Inc. Class A	17,301	10,085
	Dentsply Sirona Inc.	179,026	9,374
*	Guardant Health Inc.	70,579	9,096
*	10X Genomics Inc. Class A	59,605	8,440
	Universal Health Services Inc. Class B	60,919	8,376
*	Mirati Therapeutics Inc.	37,368	8,207
*	Henry Schein Inc.	117,810	7,877
*	Amedisys Inc.	26,676	7,825
*	Neurocrine Biosciences Inc.	77,162	7,396
*	Repligen Corp.	38,280	7,336
*	DaVita Inc.	60,493	7,102
*	Jazz Pharmaceuticals plc	42,896	7,080
	Chemed Corp.	13,071	6,962
*	Ultragenyx Pharmaceutical Inc.	49,084	6,795
	Encompass Health Corp.	81,891	6,772
*	PRA Health Sciences Inc.	53,361	6,694
*	Natera Inc.	63,382	6,308
*	Arrowhead Pharmaceuticals Inc.	81,344	6,242
*	Denali Therapeutics Inc.	74,172	6,213
*	Ionis Pharmaceuticals Inc.	108,227	6,119
*	Novavax Inc.	52,361	5,839
*	Invitae Corp.	138,168	5,777
*	Acceleron Pharma Inc.	44,872	5,741
*	iRhythm Technologies Inc.	24,027	5,699
*	Adaptive Biotechnologies Corp.	95,724	5,660
*	United Therapeutics Corp.	37,090	5,630
*	Fate Therapeutics Inc.	61,165	5,562
	Hill-Rom Holdings Inc.	55,356	5,423
*	TG Therapeutics Inc.	102,267	5,320
*	Quidel Corp.	29,519	5,303
*	LHC Group Inc.	24,642	5,257
*	ACADIA Pharmaceuticals Inc.	96,465	5,157
*	Blueprint Medicines Corp.	45,871	5,144
	Perrigo Co. plc	113,009	5,054
*	Iovance Biotherapeutics Inc.	108,347	5,027
*	Exelixis Inc.	249,428	5,006
*	Amicus Therapeutics Inc.	215,043	4,965
*	Haemonetics Corp.	41,619	4,942
*	Penumbra Inc.	28,089	4,916
*	Nevro Corp.	27,422	4,747
*	NeoGenomics Inc.	87,102	4,690
*	Tandem Diabetes Care Inc.	48,674	4,657
*	Halozyme Therapeutics Inc.	108,964	4,654
*	Twist Bioscience Corp.	31,555	4,458
	Bruker Corp.	82,190	4,449
*	Envista Holdings Corp.	131,462	4,434
*	HealthEquity Inc.	62,626	4,366
*	Bridgebio Pharma Inc.	61,320	4,360

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Omnicell Inc.	35,020	4,203
*	Globus Medical Inc.	60,945	3,975
*	Inspire Medical Systems Inc.	21,063	3,962
*	Allakos Inc.	28,174	3,944
*	Sage Therapeutics Inc.	44,048	3,811
*	Pacific Biosciences of California Inc.	146,175	3,792
*	Syneos Health Inc.	55,508	3,782
*	Integra LifeSciences Holdings Corp.	57,964	3,763
*	Acadia Healthcare Co. Inc.	73,694	3,704
*	Editas Medicine Inc.	52,537	3,683
*	Kodiak Sciences Inc.	24,897	3,658
*	Turning Point Therapeutics Inc.	29,516	3,597
*	Arena Pharmaceuticals Inc.	46,793	3,595
*	Emergent BioSolutions Inc.	39,912	3,576
	Premier Inc. Class A	101,091	3,548
*	Tenet Healthcare Corp.	88,487	3,533
*	ICU Medical Inc.	16,303	3,497
*	Neogen Corp.	43,967	3,487
*	PTC Therapeutics Inc.	56,936	3,475
*	PPD Inc.	100,595	3,442
*	Medpace Holdings Inc.	23,775	3,309
	Ensign Group Inc.	43,509	3,173
*	STAAR Surgical Co.	38,470	3,048
*	Apellis Pharmaceuticals Inc.	50,591	2,894
*	1Life Healthcare Inc.	64,356	2,809
*	CareDx Inc.	38,365	2,780
*	Insmed Inc.	83,306	2,773
*	ChemoCentryx Inc.	43,416	2,688
*	Shockwave Medical Inc.	25,835	2,680
*	Reata Pharmaceuticals Inc. Class A	21,633	2,674
*	Alkermes plc	130,658	2,607
*	Glaukos Corp.	34,543	2,600
*	Nektar Therapeutics Class A	151,005	2,567
*	HMS Holdings Corp.	69,495	2,554
	CONMED Corp.	22,493	2,519
*	Select Medical Holdings Corp.	89,445	2,474
*	Intellia Therapeutics Inc.	44,738	2,434
*	Multiplan Corp.	304,300	2,431
*	FibroGen Inc.	65,127	2,416
*	NanoString Technologies Inc.	35,956	2,405
*	NuVasive Inc.	42,601	2,400
*	Veracyte Inc.	48,419	2,370
*	Bluebird Bio Inc.	54,732	2,368
*	Merit Medical Systems Inc.	41,563	2,307
	Cantel Medical Corp.	28,885	2,278
*	Arvinas Inc.	26,694	2,267
*	Corcept Therapeutics Inc.	85,469	2,236
*	R1 RCM Inc.	92,794	2,229
*	Global Blood Therapeutics Inc.	51,225	2,219
*	Integer Holdings Corp.	27,169	2,206
	Patterson Cos. Inc.	72,760	2,156
*	Agios Pharmaceuticals Inc.	49,588	2,149
*	Xencor Inc.	48,973	2,137
*	Beam Therapeutics Inc.	26,111	2,132
*	Axsome Therapeutics Inc.	25,706	2,094
*	Pacira BioSciences Inc.	33,454	2,002
*	Deciphera Pharmaceuticals Inc.	33,810	1,930
*	BioTelemetry Inc.	26,455	1,907
*	Intra-Cellular Therapies Inc.	59,584	1,895
*	Avanos Medical Inc.	40,014	1,836
*	AtriCure Inc.	32,970	1,835
	Healthcare Services Group Inc.	64,712	1,818
*	Rocket Pharmaceuticals Inc.	32,080	1,759
*	Silk Road Medical Inc.	26,751	1,685

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Heron Therapeutics Inc.	78,614	1,664
*	Kura Oncology Inc.	50,715	1,656
*	Maravai LifeSciences Holdings Inc. Class A	58,235	1,633
*	Progyny Inc.	37,912	1,607
*	MEDNAX Inc.	65,446	1,606
*	REVOLUTION Medicines Inc.	39,741	1,573
*	Eidos Therapeutics Inc.	11,893	1,565
*	Revance Therapeutics Inc.	55,192	1,564
*	Magellan Health Inc.	18,863	1,563
	Owens & Minor Inc.	57,373	1,552
*	Immunovant Inc.	33,274	1,537
*	Prestige Consumer Healthcare Inc.	43,599	1,520
*	Addus HomeCare Corp.	12,566	1,471
*	Vir Biotechnology Inc.	54,004	1,446
*	Cardiovascular Systems Inc.	32,605	1,427
*	Ironwood Pharmaceuticals Inc. Class A	124,820	1,422
*	Mersana Therapeutics Inc.	52,904	1,408
*	Inari Medical Inc.	15,997	1,396
*	GoodRx Holdings Inc. Class A	34,554	1,394
*	Allogene Therapeutics Inc.	54,133	1,366
*	Providence Service Corp.	9,812	1,360
*	Karuna Therapeutics Inc.	13,347	1,356
*	Endo International plc	187,335	1,345
*	Sangamo Therapeutics Inc.	86,053	1,343
^,*	Sorrento Therapeutics Inc.	195,676	1,335
*	Y-mAbs Therapeutics Inc.	25,975	1,286
*	Atara Biotherapeutics Inc.	64,886	1,274
*	AdaptHealth Corp. Class A	33,854	1,272
*	American Well Corp. Class A	49,898	1,264
*	Zentalis Pharmaceuticals Inc.	24,001	1,247
*	Myriad Genetics Inc.	62,856	1,243
*	Pennant Group Inc.	21,097	1,225
*	Ocular Therapeutix Inc.	58,771	1,217
	US Physical Therapy Inc.	9,960	1,198
*	Cytokinetics Inc.	57,553	1,196
*	Dicerna Pharmaceuticals Inc.	54,083	1,191
*	Seres Therapeutics Inc.	48,475	1,188
*	REGENXBIO Inc.	25,991	1,179
*	Health Catalyst Inc.	27,073	1,178
*	Travere Therapeutics Inc.	42,850	1,168
*	Codexis Inc.	53,417	1,166
*	Phreesia Inc.	21,468	1,165
^,*	Inovio Pharmaceuticals Inc.	130,516	1,155
*	BioCryst Pharmaceuticals Inc.	153,109	1,141
^,*	Ligand Pharmaceuticals Inc.	11,452	1,139
*	OPKO Health Inc.	283,861	1,121
*	Vericel Corp	36,244	1,119
*	Inovalon Holdings Inc. Class A	60,514	1,100
*	MacroGenics Inc.	46,700	1,068
*	Coherus Biosciences Inc.	60,235	1,047
*	Supernus Pharmaceuticals Inc.	40,997	1,031
*	Axonics Modulation Technologies Inc.	20,639	1,030
*	Cerus Corp.	145,208	1,005
*	Translate Bio Inc.	54,293	1,001
*	Castle Biosciences Inc.	14,767	992
*	Rhythm Pharmaceuticals Inc.	33,261	989
*	Heska Corp.	6,736	981
*	Arcus Biosciences Inc.	37,550	975
*	Berkeley Lights Inc.	10,670	954
*	BioLife Solutions Inc.	23,759	948
*	Sotera Health Co.	34,454	945
*	ImmunoGen Inc.	144,561	932
*	Evolent Health Inc. Class A	57,899	928
*	Scholar Rock Holding Corp.	19,094	927

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Stoke Therapeutics Inc.	14,884	922
	Luminex Corp.	38,672	894
*	Madrigal Pharmaceuticals Inc.	8,030	893
*	Frequency Therapeutics Inc.	25,101	885
*	Karyopharm Therapeutics Inc.	56,638	877
*	SpringWorks Therapeutics Inc.	12,020	872
*	Quanterix Corp.	18,660	868
*	Replimune Group Inc.	22,443	856
*	Certara Inc.	25,124	847
*	GenMark Diagnostics Inc.	57,862	845
*	Option Care Health Inc.	53,843	842
*	Tabula Rasa HealthCare Inc.	19,595	839
*	SmileDirectClub Inc.	69,800	833
*	Arcturus Therapeutics Holdings Inc.	19,143	830
*	Zogenix Inc.	41,447	829
*	Theravance Biopharma Inc.	46,501	826
*	Keros Therapeutics Inc.	11,369	802
*	Lantheus Holdings Inc.	59,013	796
*	Adverum Biotechnologies Inc.	72,735	788
*	NextGen Healthcare Inc.	42,598	777
*	Radius Health Inc.	43,070	769
	Atrion Corp.	1,196	768
*	CryoLife Inc.	32,432	766
^,*	Amyris Inc.	123,200	761
*	Viela Bio Inc.	21,106	759
*	Brookdale Senior Living Inc.	171,100	758
*	Pulmonx Corp.	10,886	751
*	Hanger Inc.	33,589	739
*	Orthofix Medical Inc.	17,120	736
*	Tactile Systems Technology Inc.	16,140	725
*	Syndax Pharmaceuticals Inc.	32,487	722
*	Alector Inc.	47,747	722
*	Epizyme Inc.	66,376	721
*	Personalis Inc.	19,569	716
*	RadNet Inc.	36,356	711
*	Omeros Corp.	49,283	704
*	ALX Oncology Holdings Inc.	8,148	702
*	Outset Medical Inc.	12,349	702
*	CorVel Corp.	6,585	698
	National HealthCare Corp.	10,338	687
*	Community Health Systems Inc.	91,956	683
*	Krystal Biotech Inc.	11,347	681
*	Athenex Inc.	61,527	680
*	IGM Biosciences Inc.	7,661	676
*	Shattuck Labs Inc.	12,724	667
*	MiMedx Group Inc.	72,900	662
^,*	Precigen Inc.	64,708	660
*	Sutro Biopharma Inc.	30,272	657
*	Tivity Health Inc.	33,514	657
*	Inogen Inc.	14,682	656
*	Amphastar Pharmaceuticals Inc.	32,577	655
*	OraSure Technologies Inc.	61,474	651
*	PetIQ Inc. Class A	16,893	650
*	Collegium Pharmaceutical Inc.	32,398	649
*	Bioxcel Therapeutics Inc.	13,911	643
*	Protagonist Therapeutics Inc.	31,865	642
*	Constellation Pharmaceuticals Inc.	22,265	641
*	Meridian Bioscience Inc.	34,159	638
*	Five Prime Therapeutics Inc.	37,500	638
*	MannKind Corp.	202,620	634
*	SI-BONE Inc.	21,195	634
*	Relay Therapeutics Inc.	15,208	632
*	Natus Medical Inc.	31,072	623
*	Varex Imaging Corp.	37,162	620

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
^,*	Esperion Therapeutics Inc.	23,775	618
*	Intercept Pharmaceuticals Inc.	24,790	612
*	Enanta Pharmaceuticals Inc.	14,469	609
*	Provention Bio Inc.	35,433	600
*	Anika Therapeutics Inc.	13,242	599
*	Alphatec Holdings Inc.	41,167	598
*	Intersect ENT Inc.	26,064	597
*	Albireo Pharma Inc.	15,900	596
*	Accolade Inc.	13,554	590
*	Kadmon Holdings Inc.	139,705	580
^,*	Fulgent Genetics Inc.	11,118	579
*	Antares Pharma Inc.	145,010	579
*	Black Diamond Therapeutics Inc.	17,912	574
*	NGM Biopharmaceuticals Inc.	18,758	568
*	Aerie Pharmaceuticals Inc.	42,008	568
*	PMV Pharmaceuticals Inc.	8,978	552
*	Vanda Pharmaceuticals Inc.	41,986	552
*	Praxis Precision Medicines Inc.	9,956	548
*	IVERIC bio Inc.	78,914	545
*	Curis Inc.	66,098	541
*	AnaptysBio Inc.	25,100	540
*	Surmodics Inc.	12,342	537
*	HealthStream Inc.	24,591	537
*	Apollo Medical Holdings Inc.	28,897	528
*	Axogen Inc.	29,257	524
*	Innoviva Inc.	41,215	511
*	Cara Therapeutics Inc.	33,414	506
^,*	Vaxart Inc.	88,300	504
*	Allovir Inc.	13,101	504
*	Avid Bioservices Inc.	43,517	502
*	Arcutis Biotherapeutics Inc.	17,606	495
*	Humanigen Inc.	28,100	492
*	Celldex Therapeutics Inc.	27,900	489
*	Seer Inc.	8,628	484
*	OrthoPediatrics Corp.	11,689	482
*	AngioDynamics Inc.	31,392	481
*	Phathom Pharmaceuticals Inc.	14,260	474
*	TCR2 Therapeutics Inc.	15,140	468
*	Forma Therapeutics Holdings Inc.	13,400	468
	LeMaitre Vascular Inc.	11,495	466
*	DermTech Inc.	14,300	464
*	Surgery Partners Inc.	15,873	460
*	Gossamer Bio Inc.	47,085	455
*	ORIC Pharmaceuticals Inc.	13,407	454
*	Passage Bio Inc.	17,601	450
*	Olema Pharmaceuticals Inc.	9,318	448
*	Cardiff Oncology Inc.	24,797	446
*	ZIOPHARM Oncology Inc.	176,915	446
*	Eagle Pharmaceuticals Inc.	9,445	440
*	Flexion Therapeutics Inc.	38,089	440
*	Morphic Holding Inc.	13,000	436
*	Kymera Therapeutics Inc.	6,979	433
*	Geron Corp.	272,053	433
*	iTeos Therapeutics Inc.	12,782	432
	Phibro Animal Health Corp. Class A	22,156	430
*	Rigel Pharmaceuticals Inc.	119,340	418
*	Athira Pharma Inc.	12,177	417
*	Atea Pharmaceuticals Inc.	9,894	413
	National Research Corp.	9,498	406
*	Syros Pharmaceuticals Inc.	37,382	406
*	G1 Therapeutics Inc.	22,493	405
*	Kinnate Biopharma Inc.	10,167	404
*	Spectrum Pharmaceuticals Inc.	118,300	403
*	Dynavax Technologies Corp.	89,261	397

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Vapotherm Inc.	14,711	395
*	Prevail Therapeutics Inc.	17,072	394
^,*	NantKwest Inc.	29,200	389
*	Atreca Inc. Class A	23,904	386
*	BioDelivery Sciences International Inc.	91,333	384
*	Avrobio Inc.	27,486	383
*	Relmada Therapeutics Inc.	11,889	381
*	Akero Therapeutics Inc.	14,617	377
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	376
*	Amneal Pharmaceuticals Inc.	81,700	373
*	Spero Therapeutics Inc.	19,238	373
*	Eargo Inc.	8,318	373
*	TransMedics Group Inc.	18,731	373
*	Vaxcyte Inc.	13,994	372
*	ViewRay Inc.	97,296	372
^,*	CEL-SCI Corp.	31,842	371
*	Ardelyx Inc.	57,223	370
*	Cymabay Therapeutics Inc.	63,502	364
^,*	Clovis Oncology Inc.	74,300	357
*	Annexon Inc.	14,204	356
*	Verastem Inc.	165,660	353
*	Avidity Biosciences Inc.	13,666	349
*	Viking Therapeutics Inc.	61,875	348
*	Agenus Inc.	108,517	345
^,*	Applied Molecular Transport Inc.	11,107	342
*	Marinus Pharmaceuticals Inc.	27,908	340
*	Nkarta Inc.	5,500	338
*	Kronos Bio Inc.	11,315	338
*	Nurix Therapeutics Inc.	10,220	336
*	Akebia Therapeutics Inc.	119,228	334
*	Aligos Therapeutics Inc.	12,069	334
*	InfuSystem Holdings Inc.	17,567	330
*	SeaSpine Holdings Corp.	18,757	327
*	Fluidigm Corp.	54,000	324
*	Otonomy Inc.	49,098	318
*	Cue Biopharma Inc.	25,288	316
^,*	Prelude Therapeutics Inc.	4,338	310
*	CytomX Therapeutics Inc.	46,219	303
*	Chinook Therapeutics Inc.	19,044	302
*	Ontrak Inc.	4,876	301
*	Triple-S Management Corp. Class B	14,094	301
*	OptimizeRx Corp.	9,639	300
*	Durect Corp.	144,992	300
*	Cutera Inc.	12,390	299
*	Calithera Biosciences Inc.	60,268	296
*	Cortexyme Inc.	10,508	292
*	Taysha Gene Therapies Inc.	10,918	290
*	Puma Biotechnology Inc.	28,100	288
*	Crinetics Pharmaceuticals Inc.	20,149	284
*	CytoSorbents Corp.	35,641	284
*	Aspira Women’s Health Inc.	41,967	282
^,*	Kala Pharmaceuticals Inc.	41,100	279
*	Dyne Therapeutics Inc.	13,145	276
*	Chimerix Inc.	57,135	276
*	Concert Pharmaceuticals Inc.	21,796	275
*	Zynex Inc.	20,458	275
*	Odonate Therapeutics Inc.	14,260	274
*	Selecta Biosciences Inc.	90,109	273
*	Athersys Inc.	152,037	266
*	Precision BioSciences Inc.	31,777	265
^,*	Trevena Inc.	123,816	265
	Invacare Corp.	29,423	263
*	Homology Medicines Inc.	23,208	262
*	Aeglea BioTherapeutics Inc.	33,281	262

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Utah Medical Products Inc.	3,090	260
*	Generation Bio Co.	9,119	259
*	Accuray Inc.	61,258	255
*	Joint Corp.	9,539	250
*	Acutus Medical Inc.	8,649	249
*	MEI Pharma Inc.	93,726	247
*	Akouos Inc.	12,445	247
*	Pliant Therapeutics Inc.	10,843	246
*	Eiger BioPharmaceuticals Inc	19,995	246
*	Oncorus Inc.	7,562	244
*	TherapeuticsMD Inc.	201,700	244
*	ANI Pharmaceuticals Inc.	8,394	244
*	Ampio Pharmaceuticals Inc.	152,721	243
*	Evelo Biosciences Inc.	20,029	242
*	Inhibrx Inc.	7,265	240
*	CTI BioPharma Corp.	74,376	239
*	RAPT Therapeutics Inc.	12,085	239
*	Aldeyra Therapeutics Inc.	34,700	238
*	Applied Therapeutics Inc.	10,800	238
*	Cabaletta Bio Inc.	18,792	235
*	Harpoon Therapeutics Inc.	14,100	234
*	Rubius Therapeutics Inc.	30,600	232
*	Paratek Pharmaceuticals Inc.	36,785	230
*	Lexicon Pharmaceuticals Inc.	67,100	229
*	American Renal Associates Holdings Inc.	19,800	227
*	Surface Oncology Inc.	24,474	226
*	Forte Biosciences Inc.	6,200	226
*	Mirum Pharmaceuticals Inc.	12,837	224
^,*	Matinas BioPharma Holdings Inc.	164,758	224
*	Neoleukin Therapeutics Inc.	15,800	223
*	Arbutus Biopharma Corp.	62,345	221
*	SOC Telemed Inc.	28,100	220
*	TFF Pharmaceuticals Inc.	15,224	218
*	Xeris Pharmaceuticals Inc.	44,300	218
*	Tarsus Pharmaceuticals Inc.	5,270	218
*	VYNE Therapeutics Inc.	135,038	213
*	Adicet Bio Inc.	14,967	210
^,*	Co-Diagnostics Inc.	22,573	210
*	Immunic Inc.	13,600	208
*	Foghorn Therapeutics Inc.	10,206	207
*	GlycoMimetics Inc.	54,900	206
*	Catalyst Pharmaceuticals Inc.	61,500	205
*	Accelerate Diagnostics Inc.	27,042	205
*	Molecular Templates Inc.	21,660	203
*	XOMA Corp.	4,561	201
*	iCAD Inc.	15,233	201
*	Hookipa Pharma Inc.	18,030	200
*	SIGA Technologies Inc.	27,490	200
*	Voyager Therapeutics Inc.	27,907	200
*	Lannett Co. Inc.	30,199	197
*	Neuronetics Inc.	17,687	196
*	Sientra Inc.	50,000	194
^,*	Verrica Pharmaceuticals Inc.	16,816	194
*	PDL BioPharma Inc.	78,003	193
*	Chiasma Inc.	44,047	192
*	Aptevo Therapeutics Inc.	5,193	190
*	Agile Therapeutics Inc.	66,272	190
*	Magenta Therapeutics Inc.	24,259	190
*	Oyster Point Pharma Inc.	10,086	190
*	Aclaris Therapeutics Inc.	28,664	185
*	XBiotech Inc.	11,679	183
*	Altimmune Inc.	16,171	182
*	Ideaya Biosciences Inc.	12,867	180
*	Cassava Sciences Inc.	26,100	178

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	NeuBase Therapeutics Inc.	25,226	176
*	Stereotaxis Inc.	34,516	176
*	Jounce Therapeutics Inc.	24,864	174
*	Sesen Bio Inc.	128,046	173
^,*	Retractable Technologies Inc.	15,700	169
*	Tricida Inc.	23,823	168
*	Pulse Biosciences Inc.	7,025	168
*	T2 Biosystems Inc.	134,241	166
*	Zynerba Pharmaceuticals Inc.	49,744	164
*	CASI Pharmaceuticals Inc.	55,341	163
*	Anavex Life Sciences Corp.	30,077	162
*	Viemed Healthcare Inc.	20,899	162
*	Palatin Technologies Inc.	238,694	161
*	Kindred Biosciences Inc.	37,214	160
*	Oncternal Therapeutics Inc.	32,400	159
*	Misonix Inc.	12,680	158
*	Assembly Biosciences Inc.	25,568	155
*	Apyx Medical Corp.	21,359	154
*	Actinium Pharmaceuticals Inc.	19,281	150
*	CorMedix Inc.	19,865	148
*	Repro-Med Systems Inc.	24,374	147
*	Orgenesis Inc.	32,261	145
*	Solid Biosciences Inc.	19,138	145
*	Kezar Life Sciences Inc.	27,667	144
*	ClearPoint Neuro Inc.	8,973	143
*	C4 Therapeutics Inc.	4,252	141
*	Fulcrum Therapeutics Inc.	11,712	137
*	Cogent Biosciences Inc.	12,100	136
*	ChromaDex Corp.	28,203	135
*	MediciNova Inc.	25,702	135
*	Enzo Biochem Inc.	53,422	135
^,*	Evofem Biosciences Inc.	54,796	132
*	Mustang Bio Inc.	34,227	130
*	KalVista Pharmaceuticals Inc.	6,551	124
*	Aptinyx Inc. Class A	35,501	123
*	AVEO Pharmaceuticals Inc.	21,170	122
*	Harrow Health Inc.	17,757	122
*	Organogenesis Holdings Inc. Class A	16,118	121
*	ADMA Biologics Inc.	59,671	116
*	SCYNEXIS Inc.	15,090	115
*	UNITY Biotechnology Inc.	22,000	115
*	Catalyst Biosciences Inc.	18,075	114
*	NextCure Inc.	10,414	114
*	Larimar Therapeutics Inc.	5,300	113
*	Eton Pharmaceuticals Inc.	13,900	113
*	Surgalign Holdings Inc.	51,207	112
*	Strongbridge Biopharma plc	45,300	110
*	Harvard Bioscience Inc.	25,649	110
*	Optinose Inc.	26,480	110
*	Five Star Senior Living Inc.	15,685	108
*	Fortress Biotech Inc.	34,017	108
*	Lineage Cell Therapeutics Inc.	60,466	106
*	Cidara Therapeutics Inc.	52,829	106
*	Cyclerion Therapeutics Inc.	34,200	105
*	9 Meters Biopharma Inc.	121,534	104
^,*	Kaleido Biosciences Inc.	11,340	103
*	ContraFect Corp.	20,413	103
*	Exicure Inc.	57,794	102
*	89bio Inc.	4,164	101
*	FONAR Corp.	5,825	101
*	BrainStorm Cell Therapeutics Inc.	22,317	101
*	Ovid therapeutics Inc.	43,087	100
*	Dyadic International Inc.	17,910	96
*	Axcella Health Inc.	18,254	95

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Harmony Biosciences Holdings Inc.	2,470	89
*	LogicBio Therapeutics Inc.	11,514	88
*	Aprea Therapeutics Inc.	17,546	86
^,*	Inmune Bio Inc.	5,000	86
*	X4 Pharmaceuticals Inc.	13,208	85
*	Abeona Therapeutics Inc.	53,886	85
*	Aytu BioScience Inc.	13,790	82
*	Leap Therapeutics Inc.	36,243	82
*	La Jolla Pharmaceutical Co.	20,200	78
*	IntriCon Corp.	4,234	77
*	Cerecor Inc.	28,300	75
*	Electromed Inc.	7,476	73
*	Cellectar Biosciences Inc.	35,100	73
*	Tela Bio Inc.	4,801	72
*	Gritstone Oncology Inc.	18,037	71
*	Delcath Systems Inc.	3,900	70
^,*	Corbus Pharmaceuticals Holdings Inc.	55,216	69
*	scPharmaceuticals Inc.	13,000	69
*	NantHealth Inc.	20,200	65
*	Alpine Immune Sciences Inc.	5,130	65
*	Minerva Neurosciences Inc.	27,569	64
*	Applied Genetic Technologies Corp.	15,753	64
*	Exagen Inc.	4,767	63
*	Merrimack Pharmaceuticals Inc.	9,104	63
*	iRadimed Corp.	2,691	61
*	Galectin Therapeutics Inc.	26,902	60
*	Liquidia Corp.	19,729	58
*	BioSig Technologies Inc.	14,502	57
*	Oncocyte Corp.	23,057	55
*	Graybug Vision Inc.	1,888	55
*	Rockwell Medical Inc.	54,034	55
*	Eyenovia Inc.	8,993	54
*	Chembio Diagnostics Inc.	11,141	53
*	AcelRx Pharmaceuticals Inc.	42,458	53
*	Organovo Holdings Inc.	4,246	52
*	LENSAR Inc.	7,146	52
*	Soliton Inc.	6,713	52
*	Aquestive Therapeutics Inc.	9,542	51
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	57,977	51
*	Aravive Inc.	8,819	50
*	Yumanity Therapeutics Inc.	2,923	50
*	BioAtla Inc.	1,452	49
*	Venus Concept Inc.	28,327	49
*	Lipocine Inc.	34,514	47
*	908 Devices Inc.	789	45
*	Silverback Therapeutics Inc.	969	45
*	Recro Pharma Inc.	15,149	43
^,*,§	Tobira Therapeutics CVR Exp. 12/31/2028	9,469	43
*	Equillium Inc.	7,975	43
*	Codiak Biosciences Inc.	1,319	43
*	Lumos Pharma Inc.	1,193	43
*	Champions Oncology Inc.	3,815	41
*	Checkpoint Therapeutics Inc.	15,425	41
*	Oak Street Health Inc.	655	40
*	Avenue Therapeutics Inc.	6,688	40
*	Miragen Therapeutics Inc.	2,405	40
*	Anixa Biosciences Inc.	12,599	39
*	EyePoint Pharmaceuticals Inc.	5,763	38
*	Genocea Biosciences Inc.	14,841	36
*	Bellerophon Therapeutics Inc.	5,364	36
*	Celcuity Inc.	3,854	35
*	Spruce Biosciences Inc.	1,424	35
*	Inozyme Pharma Inc.	1,634	34
*	Conformis Inc.	50,053	33

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Sigilon Therapeutics Inc.	678	33
*	Tyme Technologies Inc.	26,570	32
*	Zosano Pharma Corp.	60,367	32
*	Sensus Healthcare Inc.	8,033	31
*	Soleno Therapeutics Inc.	16,045	31
*	PDS Biotechnology Corp.	13,642	29
*	DiaMedica Therapeutics Inc.	2,754	28
*	Adamas Pharmaceuticals Inc.	6,400	28
*	Cumberland Pharmaceuticals Inc.	9,187	27
*	F-star Therapeutics Inc.	2,729	27
*	Millendo Therapeutics Inc.	12,217	26
*	Catabasis Pharmaceuticals Inc.	11,749	25
*	Apollo Endosurgery Inc.	7,315	25
*	Synlogic Inc.	11,484	25
*	Cocrystal Pharma Inc.	17,553	24
*	IRIDEX Corp.	8,974	23
*	Heat Biologics Inc.	4,037	22
*	cbdMD Inc.	7,102	21
*	Pandion Therapeutics Inc.	1,402	21
*	Biodesix Inc.	957	19
*	SQZ Biotechnologies Co.	663	19
*	Satsuma Pharmaceuticals Inc.	4,155	19
*	Progenity Inc.	3,399	18
*	Novan Inc.	20,925	17
*	IMARA Inc.	725	16
*	Galera Therapeutics Inc.	1,409	14
*	PolarityTE Inc.	20,900	14
	Psychemedics Corp.	2,717	14
*	Checkmate Pharmaceuticals Inc.	931	14
*	Strata Skin Sciences Inc.	8,329	12
^,*	Marker Therapeutics Inc.	8,347	12
*	Nephros Inc.	1,398	12
*,§	Spirit MTA REIT	44,200	12
*	Metacrine Inc.	1,478	12
*	Soligenix Inc.	8,654	11
*	Aziyo Biologics Inc. Class A	769	10
*	Helius Medical Technologies Inc.	25,343	10
*	Alimera Sciences Inc.	2,158	9
*	Genesis Healthcare Inc.	16,934	8
*	4D Molecular Therapeutics Inc.	196	8
*	Sunesis Pharmaceuticals Inc.	3,975	8
*	Pulse Biosciences Inc. Warrants Exp. 05/14/2025	449	8
*	AgeX Therapeutics Inc.	4,590	7
*	Outlook Therapeutics Inc.	4,964	6
*	Brickell Biotech Inc.	8,068	6
*	Savara Inc.	5,343	6
*	Baudax Bio Inc.	6,059	6
*,§	OncoMed Pharmaceuticals Inc. CVR	23,234	6
*	Poseida Therapeutics Inc.	553	6
*	Yumanity Therapeutics Inc. CVR Exp. 12/31/2021	58,455	6
*	TransEnterix Inc.	9,423	6
*	Geron Corp. Warrant Exp. 12/31/2025	39,917	6
*	Castlight Health Inc. Class B	4,380	6
*	ElectroCore Inc.	3,624	6
*	Corvus Pharmaceuticals Inc.	1,535	5
*	Biolase Inc.	11,167	5
^,*	Second Sight Medical Products Inc.	2,423	5
*	Caladrius Biosciences Inc.	3,127	4
*,§	Aduro Biotech Inc. CVR	6,844	4
*	Lyra Therapeutics Inc.	360	4
*	Onconova Therapeutics Inc.	7,900	4
*	Cohbar Inc.	2,678	4
*	Allena Pharmaceuticals Inc.	2,783	4
*	ImmuCell Corp.	596	4

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
^,*,§	Oncternal Therapeutics Inc. CVR	2,749	3
*	Evoke Pharma Inc.	920	2
*	PLx Pharma Inc.	410	2
*	MTBC Inc.	237	2
*	IsoRay Inc.	4,640	2
*	Opiant Pharmaceuticals Inc.	206	2
*,§	Social Reality Inc. Rights Exp. 12/31/2049	7,581	1
*	Bioanalytical Systems Inc.	94	1
*,§	Ambit Biosciences Corp. CVR	1,900	1
*,§	Ocera Therapeutics CVR Line	3,700	1
*,§	Aratana Therapeutics Inc. CVR	37,378	1
*	OncoSec Medical Inc.	121	1
*	Miragen Therapeutics Inc. CVR	36,076	1
*	AzurRx BioPharma Inc.	680	1
*	Ekso Bionics Holdings Inc.	67	—
*	Celsion Corp.	422	—
*	Aileron Therapeutics Inc.	250	—
*,§	OncoMed Pharmaceuticals Inc. CVR	23,234	—
*	SELLAS Life Sciences Group Inc.	21	—
*	Citius Pharmaceuticals Inc.	87	—
*	RA Medical Systems Inc.	7	—
*,§	Clinical Data CVR	9,500	—
^,*	Nobilis Health Corp.	2,169	—
*,§	Lantheus Holdings CVR	82,198	—
*,§	Omthera Pharmeceuticals Rights	9,400	—
*,§	Biosante Pharmaceutical Inc. CVR	14,250	—
*,§	NuPathe Inc. CVR	6,287	—
*,§	RestorBio CVR Exp. 12/31/2021	30	—
			4,252,416
Industrials (8.4%)
	Visa Inc. Class A	1,389,216	303,863
	Mastercard Inc. Class A	730,291	260,670
*	PayPal Holdings Inc.	962,164	225,339
	Accenture plc Class A	520,184	135,877
	Honeywell International Inc.	576,010	122,517
	Union Pacific Corp.	553,176	115,182
	Boeing Co.	463,377	99,190
	United Parcel Service Inc. Class B	587,066	98,862
	Raytheon Technologies Corp.	1,246,611	89,145
	3M Co.	473,139	82,700
	Caterpillar Inc.	446,154	81,209
	General Electric Co.	7,191,782	77,671
	Fidelity National Information Services Inc.	509,072	72,013
	Lockheed Martin Corp.	195,044	69,237
*	Square Inc.	315,281	68,618
	Deere & Co.	231,346	62,244
	American Express Co.	495,110	59,864
	Automatic Data Processing Inc.	334,511	58,941
	CSX Corp.	627,930	56,985
*	Fiserv Inc.	467,035	53,177
	Global Payments Inc.	245,446	52,874
	FedEx Corp.	194,301	50,444
	Norfolk Southern Corp.	208,617	49,569
	Sherwin-Williams Co.	66,994	49,235
	Illinois Tool Works Inc.	233,869	47,681
	DuPont de Nemours Inc.	604,013	42,951
	Emerson Electric Co.	492,138	39,553
	Eaton Corp. plc	326,609	39,239
	Northrop Grumman Corp.	122,900	37,450
	Capital One Financial Corp.	375,811	37,149
	TE Connectivity Ltd.	271,573	32,879
	General Dynamics Corp.	200,130	29,783
	Parker-Hannifin Corp.	105,810	28,824
	Trane Technologies plc	197,614	28,686

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	PPG Industries Inc.	193,829	27,954
	Verisk Analytics Inc. Class A	133,547	27,723
	Johnson Controls International plc	591,892	27,576
	Cummins Inc.	121,171	27,518
	Carrier Global Corp.	710,641	26,805
*	TransDigm Group Inc.	42,409	26,245
	Cintas Corp.	73,053	25,821
	Ball Corp.	268,989	25,064
	Paychex Inc.	265,926	24,779
	PACCAR Inc.	284,076	24,510
	Otis Worldwide Corp.	355,503	24,014
	Rockwell Automation Inc.	95,614	23,981
	Stanley Black & Decker Inc.	131,575	23,494
	AMETEK Inc.	189,114	22,871
*	Mettler-Toledo International Inc.	19,565	22,298
*	Keysight Technologies Inc.	152,506	20,145
	Equifax Inc.	99,388	19,166
*	FleetCor Technologies Inc.	68,369	18,653
	Fortive Corp.	263,260	18,644
	Old Dominion Freight Line Inc.	86,986	16,978
*	Zebra Technologies Corp.	43,839	16,849
	Vulcan Materials Co.	108,887	16,149
	Synchrony Financial	452,976	15,723
	Kansas City Southern	76,848	15,687
	TransUnion	155,311	15,410
	WW Grainger Inc.	37,274	15,220
	Dover Corp.	119,180	15,046
	Xylem Inc.	146,988	14,962
	Martin Marietta Materials Inc.	51,445	14,609
*	Ingersoll Rand Inc.	309,136	14,084
*	Trimble Inc.	206,915	13,816
*	United Rentals Inc.	58,900	13,660
	Expeditors International of Washington Inc.	139,809	13,297
*	Waters Corp.	50,722	12,550
	IDEX Corp.	61,790	12,309
*	Teledyne Technologies Inc.	30,100	11,799
	Masco Corp.	213,644	11,735
*	Generac Holdings Inc.	51,469	11,705
*	Fair Isaac Corp.	22,730	11,616
	Jacobs Engineering Group Inc.	106,352	11,588
*	Crown Holdings Inc.	110,459	11,068
	Cognex Corp.	136,931	10,994
	Wabtec Corp.	148,904	10,900
	Packaging Corp. of America	77,993	10,756
	CH Robinson Worldwide Inc.	111,705	10,486
	Jack Henry & Associates Inc.	62,610	10,142
	Graco Inc.	138,395	10,013
	Booz Allen Hamilton Holding Corp. Class A	113,005	9,852
	RPM International Inc.	106,954	9,709
	JB Hunt Transport Services Inc.	68,790	9,400
	Westrock Co.	213,990	9,315
	Howmet Aerospace Inc.	321,560	9,177
	Textron Inc.	187,282	9,051
*	XPO Logistics Inc.	74,871	8,925
	Allegion plc	75,232	8,756
	Nordson Corp.	43,112	8,663
	HEICO Corp. Class A	72,673	8,507
	Toro Co.	87,800	8,327
	Quanta Services Inc.	113,867	8,201
*	Bill.com Holdings Inc.	60,055	8,198
*	Trex Co. Inc.	94,184	7,885
	Lennox International Inc.	28,348	7,767
	Snap-on Inc.	44,365	7,593
*	WEX Inc.	36,137	7,355

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Western Union Co.	334,945	7,349
	AptarGroup Inc.	53,538	7,329
	Pentair plc	136,329	7,238
	Hubbell Inc. Class B	44,789	7,022
	MKS Instruments Inc.	45,727	6,880
	Carlisle Cos. Inc.	43,558	6,803
*	Sensata Technologies Holding plc	128,673	6,786
	Owens Corning	88,006	6,667
*	Paylocity Holding Corp.	31,318	6,449
*	Axon Enterprise Inc.	52,367	6,417
	Genpact Ltd.	155,002	6,411
*	Berry Global Group Inc.	110,003	6,181
*	Aecom	123,599	6,153
	A O Smith Corp.	111,681	6,122
	Watsco Inc.	26,811	6,074
*	Middleby Corp.	45,952	5,924
	Woodward Inc.	48,654	5,913
*	Euronet Worldwide Inc.	40,581	5,881
	Sealed Air Corp.	126,828	5,807
	Donaldson Co. Inc.	103,138	5,763
	Huntington Ingalls Industries Inc.	33,581	5,725
	Robert Half International Inc.	89,893	5,617
	Lincoln Electric Holdings Inc.	48,073	5,588
	ITT Inc.	71,284	5,490
	Knight-Swift Transportation Holdings Inc.	125,552	5,251
	Littelfuse Inc.	20,248	5,156
	AGCO Corp.	49,406	5,093
	Tetra Tech Inc.	43,525	5,039
*	TopBuild Corp.	27,065	4,982
*	Axalta Coating Systems Ltd.	172,350	4,921
	Oshkosh Corp.	56,989	4,905
	Brunswick Corp.	64,245	4,898
	Sonoco Products Co.	81,093	4,805
	CoreLogic Inc.	61,798	4,778
	BWX Technologies Inc.	79,086	4,767
	FLIR Systems Inc.	108,204	4,743
	MSA Safety Inc.	30,775	4,597
	ManpowerGroup Inc.	48,215	4,348
	MDU Resources Group Inc.	164,876	4,343
	Landstar System Inc.	30,914	4,163
	EMCOR Group Inc.	45,282	4,141
*	Mercury Systems Inc.	45,971	4,048
	Flowserve Corp.	109,452	4,033
	Allison Transmission Holdings Inc.	92,826	4,004
	Curtiss-Wright Corp.	34,307	3,992
	Regal Beloit Corp.	32,490	3,990
	Air Lease Corp. Class A	89,732	3,986
*	Builders FirstSource Inc.	96,200	3,926
*	Saia Inc.	21,467	3,881
	Graphic Packaging Holding Co.	224,274	3,799
	MAXIMUS Inc.	51,678	3,782
	Exponent Inc.	41,973	3,779
*	Vontier Corp.	112,824	3,768
	Acuity Brands Inc.	30,009	3,634
	KBR Inc.	116,946	3,617
*	ACI Worldwide Inc.	91,610	3,521
	Eagle Materials Inc.	34,376	3,484
*	Chart Industries Inc.	29,337	3,456
*	ASGN Inc.	41,281	3,448
	Simpson Manufacturing Co. Inc.	36,191	3,382
	Louisiana-Pacific Corp.	90,831	3,376
*	Proto Labs Inc.	21,863	3,354
	Spirit AeroSystems Holdings Inc. Class A	85,093	3,326
*	Aerojet Rocketdyne Holdings Inc.	62,527	3,305

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	FTI Consulting Inc.	29,291	3,272
	nVent Electric plc	140,460	3,271
	HEICO Corp.	24,614	3,259
*	WESCO International Inc.	40,933	3,213
	Advanced Drainage Systems Inc.	37,285	3,116
	Crane Co.	39,614	3,076
*	Colfax Corp.	80,351	3,073
*	Coherent Inc.	20,413	3,062
*	MasTec Inc.	44,542	3,037
	Armstrong World Industries Inc.	40,350	3,002
	Valmont Industries Inc.	17,069	2,986
	Altra Industrial Motion Corp.	53,493	2,965
*	Itron Inc.	30,864	2,960
	EnerSys	35,608	2,958
*	BMC Stock Holdings Inc.	55,009	2,953
*	Bloom Energy Corp. Class A	102,629	2,941
	John Bean Technologies Corp.	25,319	2,883
*	Kratos Defense & Security Solutions Inc.	103,824	2,848
	Brink’s Co.	39,245	2,826
	Alliance Data Systems Corp.	38,085	2,822
	Triton International Ltd.	57,656	2,797
	Ryder System Inc.	44,179	2,729
*	TriNet Group Inc.	33,803	2,725
*	AMN Healthcare Services Inc.	39,218	2,677
	Watts Water Technologies Inc. Class A	21,803	2,653
	MSC Industrial Direct Co. Inc. Class A	31,407	2,650
	UniFirst Corp.	12,218	2,586
	Insperity Inc.	30,932	2,518
*	Kirby Corp.	47,914	2,483
*	Resideo Technologies Inc.	116,412	2,475
	Applied Industrial Technologies Inc.	31,488	2,456
	Kennametal Inc.	67,081	2,431
^,*	Virgin Galactic Holdings Inc.	102,322	2,428
	GATX Corp.	29,145	2,424
	Silgan Holdings Inc.	64,739	2,401
	AAON Inc.	35,020	2,333
	EVERTEC Inc.	59,287	2,331
*	ExlService Holdings Inc.	26,724	2,275
*	Livent Corp.	120,274	2,266
*	Shift4 Payments Inc. Class A	29,780	2,245
	Hillenbrand Inc.	56,149	2,235
	Macquarie Infrastructure Corp.	59,310	2,227
	Franklin Electric Co. Inc.	32,145	2,225
	Badger Meter Inc.	23,530	2,213
*	AZEK Co. Inc. Class A	57,471	2,210
	ESCO Technologies Inc.	21,233	2,192
^,*	Nikola Corp.	142,300	2,172
*,1	API Group Corp.	117,202	2,127
	HB Fuller Co.	40,865	2,120
	Brady Corp. Class A	39,759	2,100
*	SPX FLOW Inc.	36,118	2,093
	Matson Inc.	36,659	2,088
	ManTech International Corp. Class A	23,351	2,077
*	Masonite International Corp.	20,808	2,046
*	Installed Building Products Inc.	20,005	2,039
	ABM Industries Inc.	53,734	2,033
*	Green Dot Corp. Class A	35,899	2,003
	Barnes Group Inc.	38,984	1,976
*	Summit Materials Inc. Class A	97,608	1,960
	Korn Ferry	44,988	1,957
	Terex Corp.	55,942	1,952
*	SPX Corp.	35,607	1,942
	Trinity Industries Inc.	73,508	1,940
	Moog Inc. Class A	23,750	1,883

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Werner Enterprises Inc.	47,783	1,874
*	Pluralsight Inc. Class A	89,407	1,874
*	Beacon Roofing Supply Inc.	46,247	1,859
	Maxar Technologies Inc.	47,978	1,851
*	Gibraltar Industries Inc.	25,334	1,823
*	Dycom Industries Inc.	23,804	1,798
	Albany International Corp. Class A	24,397	1,791
^,*	Workhorse Group Inc.	89,333	1,767
*	Allegheny Technologies Inc.	101,487	1,702
*	Navistar International Corp.	38,424	1,689
	Mueller Water Products Inc. Class A	136,309	1,688
	Forward Air Corp.	21,914	1,684
	Fluor Corp.	105,142	1,679
*	Meritor Inc.	60,024	1,675
*	Atkore International Group Inc.	40,625	1,670
	Cubic Corp.	26,739	1,659
*	AeroVironment Inc.	18,273	1,588
	Comfort Systems USA Inc.	29,730	1,566
*	Hub Group Inc. Class A	27,417	1,563
*	Vicor Corp.	16,932	1,561
	Federal Signal Corp.	46,796	1,552
	Belden Inc.	36,682	1,537
	Otter Tail Corp.	35,769	1,524
	O-I Glass Inc.	127,502	1,517
*	Welbilt Inc.	113,684	1,501
^,*	Velodyne Lidar Inc.	64,823	1,479
*	Repay Holdings Corp. Class A	53,968	1,471
*	Air Transport Services Group Inc.	46,816	1,467
	Kadant Inc.	10,198	1,438
*	CryoPort Inc.	32,088	1,408
*	Verra Mobility Corp. Class A	104,577	1,403
*	Herc Holdings Inc.	21,004	1,395
	CSW Industrials Inc.	12,202	1,366
	Patrick Industries Inc.	19,636	1,342
	McGrath RentCorp	19,879	1,334
	Kaman Corp.	23,276	1,330
	Alamo Group Inc.	9,579	1,321
*	OSI Systems Inc.	14,171	1,321
*	American Woodmark Corp.	14,041	1,318
*	JELD-WEN Holding Inc.	51,889	1,316
*	Sykes Enterprises Inc.	34,612	1,304
	EnPro Industries Inc.	17,205	1,299
	Helios Technologies Inc.	24,221	1,291
*	Hyliion Holdings Corp.	76,566	1,262
*	Atlas Air Worldwide Holdings Inc.	22,608	1,233
	Greif Inc. Class A	25,426	1,192
*	Cimpress plc	13,544	1,188
	Mesa Laboratories Inc.	4,118	1,180
*	TriMas Corp.	36,833	1,167
	Astec Industries Inc.	20,078	1,162
	Enerpac Tool Group Corp. Class A	50,940	1,152
*	CBIZ Inc.	43,020	1,145
	ICF International Inc.	15,290	1,137
	Primoris Services Corp.	41,117	1,135
	TTEC Holdings Inc.	15,547	1,134
	Lindsay Corp.	8,794	1,130
	AAR Corp.	30,466	1,103
	AZZ Inc.	23,059	1,094
	Tennant Co.	15,277	1,072
*	GMS Inc.	34,624	1,055
	Greenbrier Cos. Inc.	28,992	1,055
*	Huron Consulting Group Inc.	17,876	1,054
*	Advantage Solutions Inc.	79,900	1,052
*	Evo Payments Inc. Class A	38,485	1,039

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Raven Industries Inc.	31,394	1,039
*	PGT Innovations Inc.	49,708	1,011
	Schneider National Inc. Class B	48,452	1,003
*	Cardtronics plc Class A	28,364	1,001
	ADT Inc.	127,467	1,001
*	FARO Technologies Inc.	14,129	998
*	Ferro Corp.	68,206	998
	Granite Construction Inc.	37,297	996
	Deluxe Corp.	32,129	938
	Encore Wire Corp.	15,065	912
	Douglas Dynamics Inc.	21,240	908
	MTS Systems Corp.	14,898	866
	Griffon Corp.	42,387	864
	Shyft Group Inc.	28,838	818
*	MYR Group Inc.	13,343	802
*	Parsons Corp.	21,903	797
	Wabash National Corp.	46,065	794
	ArcBest Corp.	18,411	786
	Heartland Express Inc.	41,821	757
*	Great Lakes Dredge & Dock Corp.	57,392	756
	H&E Equipment Services Inc.	25,264	753
*	Construction Partners Inc. Class A	25,342	738
	Marten Transport Ltd.	42,381	730
*	SEACOR Holdings Inc.	17,439	723
*	Vivint Smart Home Inc.	33,997	705
	Standex International Corp.	9,089	705
	Quanex Building Products Corp.	31,234	692
*	Conduent Inc.	140,416	674
	Columbus McKinnon Corp.	17,222	662
*	CIRCOR International Inc.	16,867	648
	Kelly Services Inc. Class A	30,890	635
*	SP Plus Corp.	22,015	635
*	NV5 Global Inc.	7,889	622
	Argan Inc.	13,942	620
*	BrightView Holdings Inc.	40,909	619
*	Paya Holdings Inc. Class A	45,500	618
	Myers Industries Inc.	29,048	604
	Gorman-Rupp Co.	18,581	603
	Chase Corp.	5,851	591
	Kforce Inc.	14,009	590
	Apogee Enterprises Inc.	18,339	581
*	US Concrete Inc.	13,840	553
*	Cornerstone Building Brands Inc.	59,053	548
*	Gates Industrial Corp. plc	42,411	541
*	Tutor Perini Corp.	40,140	520
*	Modine Manufacturing Co.	39,900	501
*	USA Technologies Inc.	47,000	493
*	Vectrus Inc.	9,894	492
*	Willdan Group Inc.	11,769	491
*	Echo Global Logistics Inc.	17,977	482
*	Ducommun Inc.	8,885	477
*	TrueBlue Inc.	25,332	473
*	Pactiv Evergreen Inc.	25,797	468
	Heidrick & Struggles International Inc.	15,472	455
	Triumph Group Inc.	34,800	437
*	Energy Recovery Inc.	31,900	435
	Miller Industries Inc.	11,281	429
*	PAE Inc.	46,600	428
	Hyster-Yale Materials Handling Inc.	7,125	424
*	Forterra Inc.	24,652	424
*	Sterling Construction Co. Inc.	22,643	421
*	Manitowoc Co. Inc.	31,178	415
	Barrett Business Services Inc.	6,077	415
	Ennis Inc.	22,944	410

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Allied Motion Technologies Inc.	7,963	407
	International Seaways Inc.	24,695	403
*	Donnelley Financial Solutions Inc.	23,600	401
	CAI International Inc.	12,639	395
*	Ranpak Holdings Corp. Class A	28,400	382
	Kronos Worldwide Inc.	25,377	378
	Insteel Industries Inc.	16,294	363
*	Aegion Corp. Class A	18,989	361
*	Thermon Group Holdings Inc.	22,609	353
	Cass Information Systems Inc.	9,079	353
	Resources Connection Inc.	27,891	351
*	DXP Enterprises Inc.	15,764	350
*	Lydall Inc.	11,506	346
*	Titan Machinery Inc.	17,060	334
	CRA International Inc.	6,430	327
*	Vishay Precision Group Inc.	9,889	311
*	Foundation Building Materials Inc.	15,621	300
*	Napco Security Technologies Inc.	11,097	291
*	GreenSky Inc. Class A	61,300	284
*	UFP Technologies Inc.	6,036	281
	LSI Industries Inc.	32,279	276
*	IES Holdings Inc.	5,998	276
*	Cross Country Healthcare Inc.	30,721	273
*	Team Inc.	24,450	267
*	Astronics Corp.	19,792	262
*	Veritiv Corp.	12,500	260
	Park Aerospace Corp.	19,093	256
	VSE Corp.	6,500	250
*	YRC Worldwide Inc.	56,100	249
*	Atlanticus Holdings Corp.	10,000	246
*	Aspen Aerogels Inc.	14,402	240
*	Commercial Vehicle Group Inc.	26,700	231
	Titan International Inc.	47,500	231
*	ShotSpotter Inc.	6,113	230
*	Overseas Shipholding Group Inc. Class A	103,800	222
*	Luna Innovations Inc.	22,193	219
*	Mistras Group Inc.	28,000	217
	Park-Ohio Holdings Corp.	7,030	217
	Powell Industries Inc.	7,254	214
	BG Staffing Inc.	15,538	210
*	Northwest Pipe Co.	7,317	207
*	Blue Bird Corp.	11,011	201
*	I3 Verticals Inc. Class A	5,954	198
*	Montrose Environmental Group Inc.	6,340	196
*	Radiant Logistics Inc.	33,408	194
*	Orion Group Holdings Inc.	38,600	191
*	Horizon Global Corp.	22,200	191
*	CECO Environmental Corp.	26,869	187
*	Franklin Covey Co.	8,348	186
*	Babcock & Wilcox Enterprises Inc.	52,446	184
*	Transcat Inc.	4,840	168
*	BlueLinx Holdings Inc.	5,692	167
*	US Xpress Enterprises Inc. Class A	22,566	154
*	Acacia Research Corp.	38,613	152
	Hurco Cos. Inc.	5,051	152
*	Daseke Inc.	25,698	149
	Eagle Bulk Shipping Inc.	7,784	148
	United States Lime & Minerals Inc.	1,281	146
*	Lawson Products Inc.	2,806	143
*	GP Strategies Corp.	11,933	142
*	Orion Energy Systems Inc.	13,570	134
*	HC2 Holdings Inc.	41,047	134
*	DHI Group Inc	60,119	133
	REV Group Inc.	14,684	129

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Rekor Systems Inc.	15,222	123
*	LightPath Technologies Inc. Class A	30,132	118
*	Paysign Inc.	25,347	118
*	EVI Industries Inc.	3,846	115
	Universal Logistics Holdings Inc.	5,573	115
	Preformed Line Products Co.	1,591	109
*	Core Molding Technologies Inc.	7,270	102
*	Information Services Group Inc.	29,685	97
*	Select Interior Concepts Inc. Class A	13,592	97
*	LB Foster Co. Class A	6,452	97
*	Broadwind Inc.	12,171	97
	Graham Corp.	6,141	93
*	Alpha Pro Tech Ltd.	7,935	88
*	PAM Transportation Services Inc.	1,626	80
*	ExOne Co.	7,987	76
*	Concrete Pumping Holdings Inc.	19,696	75
*	Manitex International Inc.	14,516	75
*	Armstrong Flooring Inc.	18,628	71
*	Gencor Industries Inc.	5,230	64
*	USA Truck Inc.	6,111	55
*	General Finance Corp.	5,355	46
*	Covenant Transportation Group Inc. Class A	3,030	45
*	Ultralife Corp.	6,533	42
*	Hudson Technologies Inc.	38,729	42
*	PRGX Global Inc.	4,992	38
*	Willis Lease Finance Corp.	1,168	36
*	ENGlobal Corp.	8,787	28
*	Mayville Engineering Co. Inc.	1,894	25
^,*	Odyssey Marine Exploration Inc.	3,525	25
*	Frequency Electronics Inc.	2,246	24
*	PFSweb Inc.	3,353	23
*	Air Industries Group	16,125	20
	RF Industries Ltd.	3,910	19
*	ClearSign Technologies Corp.	5,732	17
*	ServiceSource International Inc.	9,500	17
*	ALJ Regional Holdings Inc.	15,022	17
*	Usio Inc.	5,651	15
*	Applied DNA Sciences Inc.	2,700	14
*	Air T Inc.	532	13
*	Coda Octopus Group Inc.	2,088	13
*	Huttig Building Products Inc.	3,194	12
*	StarTek Inc.	1,506	11
*	Houston Wire & Cable Co.	3,866	11
	Espey Mfg. & Electronics Corp.	486	9
*	Lightbridge Corp.	2,095	9
*	Volt Information Sciences Inc.	3,158	6
	Innovative Solutions and Support Inc.	784	5
*	Ballantyne Strong Inc.	2,465	5
*	Wireless Telecom Group Inc.	2,760	5
*	Energous Corp.	1,135	2
*	BioHiTech Global Inc.	490	1
*	CPI Aerostructures Inc.	114	—
	AMCON Distributing Co.	3	—
*	Digital Ally Inc.	144	—
*	Air T Inc. Warrants	1,476	—
*	Sypris Solutions Inc.	92	—
*,§	Patriot National Inc.	7,513	—
			4,361,464
Other (0.1%)
2	Vanguard Total Bond Market ETF	375,384	33,105

Real Estate (2.0%)
	American Tower Corp.	364,534	81,823
	Prologis Inc.	606,234	60,417

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Crown Castle International Corp.	354,183	56,382
	Equinix Inc.	73,214	52,288
	Digital Realty Trust Inc.	230,080	32,098
*	CoStar Group Inc.	32,382	29,930
	Public Storage	122,122	28,202
	SBA Communications Corp. Class A	91,303	25,759
	Simon Property Group Inc.	267,612	22,822
	Welltower Inc.	343,491	22,196
	Weyerhaeuser Co.	610,488	20,470
	Alexandria Real Estate Equities Inc.	110,862	19,758
	AvalonBay Communities Inc.	114,539	18,375
	Equity Residential	306,710	18,182
	Realty Income Corp.	288,034	17,907
*	CBRE Group Inc. Class A	262,722	16,478
	Ventas Inc.	309,170	15,162
	Invitation Homes Inc.	458,722	13,624
	Sun Communities Inc.	88,415	13,435
	Healthpeak Properties Inc.	442,986	13,391
*	Zillow Group Inc. Class C	101,517	13,177
	Essex Property Trust Inc.	53,578	12,720
	Extra Space Storage Inc.	106,523	12,342
	Duke Realty Corp.	307,569	12,294
	Mid-America Apartment Communities Inc.	93,759	11,878
	VICI Properties Inc.	436,642	11,134
	Boston Properties Inc.	114,096	10,786
	WP Carey Inc.	143,155	10,104
	Medical Properties Trust Inc.	442,916	9,651
	UDR Inc.	239,503	9,204
	Equity LifeStyle Properties Inc.	134,948	8,550
	Host Hotels & Resorts Inc.	581,410	8,506
	Camden Property Trust	79,676	7,961
	Gaming and Leisure Properties Inc.	181,098	7,679
*	Zillow Group Inc. Class A	55,618	7,561
	CyrusOne Inc.	99,734	7,296
	Iron Mountain Inc.	235,736	6,950
	Americold Realty Trust	183,024	6,832
	VEREIT Inc.	180,021	6,803
	Omega Healthcare Investors Inc.	185,513	6,738
	STORE Capital Corp.	194,100	6,596
*	RealPage Inc.	75,336	6,572
	American Homes 4 Rent Class A	218,960	6,569
	Regency Centers Corp.	138,364	6,308
*	Jones Lang LaSalle Inc.	42,189	6,260
	Lamar Advertising Co. Class A	70,897	5,900
	National Retail Properties Inc.	140,798	5,761
	Vornado Realty Trust	149,298	5,575
*	Redfin Corp.	79,998	5,490
	Kilroy Realty Corp.	95,333	5,472
	CubeSmart	159,397	5,357
	Federal Realty Investment Trust	62,546	5,324
	Rexford Industrial Realty Inc.	108,388	5,323
	Kimco Realty Corp.	332,179	4,986
	American Campus Communities Inc.	114,056	4,878
	Healthcare Trust of America Inc. Class A	177,088	4,877
*	Apartment Income REIT Corp.	122,355	4,700
	Life Storage Inc.	39,148	4,674
	First Industrial Realty Trust Inc.	107,606	4,533
	EastGroup Properties Inc.	32,467	4,482
	CoreSite Realty Corp.	35,340	4,427
	Cousins Properties Inc.	122,572	4,106
	STAG Industrial Inc.	129,862	4,067
	Douglas Emmett Inc.	138,107	4,030
	Brixmor Property Group Inc.	240,800	3,985
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	60,847	3,860

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Spirit Realty Capital Inc.	89,721	3,604
	SL Green Realty Corp.	60,214	3,588
	QTS Realty Trust Inc. Class A	54,138	3,350
	Rayonier Inc.	113,601	3,338
	Highwoods Properties Inc.	83,910	3,325
	Innovative Industrial Properties Inc.	18,145	3,323
	Terreno Realty Corp.	56,577	3,310
	JBG SMITH Properties	105,565	3,301
	Park Hotels & Resorts Inc.	190,485	3,267
	Healthcare Realty Trust Inc.	110,361	3,267
	Physicians Realty Trust	174,900	3,113
	Agree Realty Corp.	45,010	2,997
	Hudson Pacific Properties Inc.	123,118	2,957
	Sabra Health Care REIT Inc.	166,337	2,889
*	Howard Hughes Corp.	35,798	2,826
	Ryman Hospitality Properties Inc.	41,025	2,780
	PotlatchDeltic Corp.	51,682	2,585
	Equity Commonwealth	93,391	2,548
	Lexington Realty Trust	228,752	2,429
	Corporate Office Properties Trust	92,448	2,411
	Outfront Media Inc.	120,261	2,352
	National Health Investors Inc.	33,528	2,319
	PS Business Parks Inc.	17,320	2,301
	Weingarten Realty Investors	104,434	2,263
	Uniti Group Inc.	192,835	2,262
	Apple Hospitality REIT Inc.	168,683	2,178
	Pebblebrook Hotel Trust	110,800	2,083
	Sunstone Hotel Investors Inc.	177,804	2,015
	EPR Properties	61,133	1,987
	Colony Capital Inc.	400,630	1,927
	Four Corners Property Trust Inc.	63,265	1,883
	RLJ Lodging Trust	131,556	1,862
	Essential Properties Realty Trust Inc.	85,180	1,806
	Kennedy-Wilson Holdings Inc.	100,111	1,791
	CareTrust REIT Inc.	79,600	1,766
	National Storage Affiliates Trust	47,403	1,708
	Piedmont Office Realty Trust Inc. Class A	100,960	1,639
	Service Properties Trust	139,831	1,607
	Brandywine Realty Trust	133,714	1,593
	Washington REIT	71,367	1,544
	Retail Properties of America Inc.	176,531	1,511
	Xenia Hotels & Resorts Inc.	96,530	1,467
	Easterly Government Properties Inc.	63,662	1,442
*	Cushman & Wakefield plc	95,799	1,421
	Columbia Property Trust Inc.	97,976	1,405
	SITE Centers Corp.	135,915	1,375
	Industrial Logistics Properties Trust	57,267	1,334
	Monmouth Real Estate Investment Corp.	75,726	1,312
	Paramount Group Inc.	143,145	1,294
*	DiamondRock Hospitality Co.	156,295	1,289
	Empire State Realty Trust Inc.	138,200	1,288
	Urban Edge Properties	97,419	1,261
^	Macerich Co.	114,827	1,225
	Global Net Lease Inc.	70,884	1,215
	LTC Properties Inc.	31,068	1,209
	American Assets Trust Inc.	40,197	1,161
	Retail Opportunity Investments Corp.	85,930	1,151
*	Realogy Holdings Corp.	87,100	1,143
	St. Joe Co.	25,476	1,081
	Independence Realty Trust Inc.	77,465	1,040
	Safehold Inc.	13,795	1,000
	Kite Realty Group Trust	64,345	963
	Acadia Realty Trust	66,507	944
	Office Properties Income Trust	40,326	916

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Alexander & Baldwin Inc.	53,230	914
	Getty Realty Corp.	32,126	885
	Summit Hotel Properties Inc.	97,548	879
	GEO Group Inc.	99,055	878
	Newmark Group Inc. Class A	117,490	857
	Community Healthcare Trust Inc.	16,547	780
	Centerspace	10,641	752
	Diversified Healthcare Trust	181,625	748
	American Finance Trust Inc.	99,800	742
^	Tanger Factory Outlet Centers Inc.	72,392	721
	Mack-Cali Realty Corp.	57,742	719
*	Marcus & Millichap Inc.	18,757	698
	Front Yard Residential Corp.	41,596	674
	NexPoint Residential Trust Inc.	15,303	647
	Apartment Investment and Management Co.	122,354	646
	CoreCivic Inc.	97,038	636
	RPT Realty	70,559	610
	Colony Credit Real Estate Inc.	81,370	610
	Armada Hoffler Properties Inc.	52,430	588
	Universal Health Realty Income Trust	9,107	585
	Broadstone Net Lease Inc. Class A	29,745	582
	RE/MAX Holdings Inc. Class A	15,637	568
	Gladstone Commercial Corp.	28,553	514
	UMH Properties Inc.	30,027	445
	Alexander’s Inc.	1,565	434
	Franklin Street Properties Corp.	98,415	430
	Saul Centers Inc.	13,262	420
	Chatham Lodging Trust	38,700	418
	RMR Group Inc. Class A	10,425	403
	Global Medical REIT Inc.	30,324	396
	CatchMark Timber Trust Inc. Class A	41,677	390
*	Rafael Holdings Inc. Class B	16,568	386
	NETSTREIT Corp.	19,348	377
^,*	Seritage Growth Properties Class A	25,654	377
^	Brookfield Property REIT Inc. Class A	25,187	376
	Urstadt Biddle Properties Inc. Class A	23,329	330
*	Tejon Ranch Co.	22,743	329
	Hersha Hospitality Trust Class A	40,700	321
	CorePoint Lodging Inc.	46,100	317
	Ares Commercial Real Estate Corp.	25,400	303
*	Forestar Group Inc.	14,329	289
	Preferred Apartment Communities Inc. Class A	38,542	285
	Whitestone REIT	35,347	282
	Plymouth Industrial REIT Inc.	18,051	271
	Bluerock Residential Growth REIT Inc.	20,718	263
	One Liberty Properties Inc.	13,037	262
	New Senior Investment Group Inc.	48,301	250
	Retail Value Inc.	16,100	239
*	FRP Holdings Inc.	5,128	234
	City Office REIT Inc.	23,669	231
	CIM Commercial Trust Corp.	16,234	231
	Gladstone Land Corp.	15,740	230
	CTO Realty Growth Inc.	5,259	222
*	PICO Holdings Inc.	22,524	211
*	Braemar Hotels & Resorts Inc.	41,700	192
	Farmland Partners Inc.	21,975	191
*	Ashford Hospitality Trust Inc.	62,063	161
	Washington Prime Group Inc.	21,167	138
	Postal Realty Trust Inc. Class A	6,900	116
	Clipper Realty Inc.	14,042	99
*	Stratus Properties Inc.	3,856	98
	CorEnergy Infrastructure Trust Inc.	11,831	81
	Tiptree Inc.	15,559	78
	BRT Apartments Corp.	4,134	63

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Global Self Storage Inc.	10,820	43
	Urstadt Biddle Properties Inc.	2,208	26
*	Sotherly Hotels Inc.	10,121	25
*	Maui Land & Pineapple Co. Inc.	1,478	17
*	Transcontinental Realty Investors Inc.	223	5
*	Condor Hospitality Trust Inc.	51	—
			1,058,036
Technology (15.8%)
	Apple Inc.	12,563,969	1,667,113
	Microsoft Corp.	6,207,197	1,380,605
*	Facebook Inc. Class A	1,973,740	539,147
*	Alphabet Inc. Class A	242,254	424,584
*	Alphabet Inc. Class C	234,726	411,212
	NVIDIA Corp.	482,995	252,220
*	Adobe Inc.	393,893	196,994
	Intel Corp.	3,363,330	167,561
*	salesforce.com Inc.	709,796	157,951
	Broadcom Inc.	332,048	145,387
	QUALCOMM Inc.	929,342	141,576
	Texas Instruments Inc.	753,604	123,689
	Oracle Corp.	1,482,094	95,877
	International Business Machines Corp.	731,067	92,027
*	Advanced Micro Devices Inc.	987,426	90,557
*	ServiceNow Inc.	160,197	88,177
	Intuit Inc.	204,915	77,837
*	Micron Technology Inc.	914,382	68,743
	Applied Materials Inc.	750,955	64,807
	Lam Research Corp.	118,191	55,818
*	Autodesk Inc.	180,267	55,043
*	Zoom Video Communications Inc. Class A	151,949	51,255
*	Snap Inc.	912,688	45,698
	Analog Devices Inc.	304,040	44,916
*	Twilio Inc. Class A	115,290	39,026
	Roper Technologies Inc.	86,203	37,161
	Cognizant Technology Solutions Corp. Class A	439,041	35,979
*	Workday Inc. Class A	147,889	35,436
*	Twitter Inc.	653,201	35,371
	KLA Corp.	126,850	32,843
*	Synopsys Inc.	124,897	32,378
	Amphenol Corp. Class A	245,049	32,045
*	DocuSign Inc. Class A	144,080	32,029
*	Match Group Inc.	207,545	31,379
*	Cadence Design Systems Inc.	229,210	31,271
*	Crowdstrike Holdings Inc. Class A	144,053	30,513
	Microchip Technology Inc.	213,971	29,552
	Xilinx Inc.	201,017	28,498
	HP Inc.	1,128,959	27,761
*	Pinterest Inc. Class A	419,764	27,662
*	Palo Alto Networks Inc.	74,354	26,425
	Marvell Technology Group Ltd.	547,870	26,046
*	ANSYS Inc.	70,586	25,679
*	Okta Inc.	98,743	25,106
*	RingCentral Inc. Class A	65,384	24,779
	Corning Inc.	628,389	22,622
*	Splunk Inc.	132,037	22,432
	Skyworks Solutions Inc.	136,947	20,936
	Maxim Integrated Products Inc.	218,382	19,360
*	Coupa Software Inc.	56,627	19,191
*	Paycom Software Inc.	40,909	18,501
*	VeriSign Inc.	79,323	17,165
*	Fortinet Inc.	112,903	16,769
	Teradyne Inc.	136,782	16,399
*	Slack Technologies Inc. Class A	376,900	15,920
*	MongoDB Inc.	43,649	15,672

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	EPAM Systems Inc.	43,710	15,663
*	Qorvo Inc.	93,891	15,611
	CDW Corp.	116,952	15,413
*	Dell Technologies Inc.	203,947	14,947
*	Tyler Technologies Inc.	33,255	14,516
*	Datadog Inc. Class A	145,436	14,317
*	HubSpot Inc.	35,778	14,184
*	Akamai Technologies Inc.	133,832	14,051
*	Zendesk Inc.	95,687	13,695
	Citrix Systems Inc.	100,600	13,088
	Western Digital Corp.	235,889	13,066
	SS&C Technologies Holdings Inc.	177,494	12,913
	Monolithic Power Systems Inc.	34,869	12,770
*	Arista Networks Inc.	43,247	12,566
	Hewlett Packard Enterprise Co.	1,051,530	12,461
*	Cloudflare Inc. Class A	163,455	12,421
	Leidos Holdings Inc.	116,112	12,206
	NetApp Inc.	183,286	12,141
*	Zscaler Inc.	60,736	12,130
*	IAC/InterActiveCorp	62,152	11,768
*	Ceridian HCM Holding Inc.	110,022	11,724
*	GoDaddy Inc. Class A	137,455	11,402
*	Gartner Inc.	70,056	11,222
	Seagate Technology plc	178,145	11,073
*	ON Semiconductor Corp.	336,659	11,019
*	Black Knight Inc.	123,588	10,919
*	Avalara Inc.	65,451	10,792
	Entegris Inc.	111,443	10,710
*	PTC Inc.	86,678	10,368
*	Nuance Communications Inc.	232,206	10,238
*	Cree Inc.	90,624	9,597
	NortonLifeLock Inc.	460,610	9,571
*	Five9 Inc.	54,573	9,518
*	VMware Inc. Class A	65,141	9,137
*	Guidewire Software Inc.	69,017	8,885
*	F5 Networks Inc.	50,281	8,846
	Universal Display Corp.	34,900	8,020
*	Anaplan Inc.	102,211	7,344
*	Elastic NV	50,022	7,310
*	Aspen Technology Inc.	55,408	7,217
*	Inphi Corp.	42,209	6,773
*	Fastly Inc. Class A	75,756	6,619
*	Dynatrace Inc.	152,743	6,609
*	II-VI Inc.	85,603	6,502
*	Smartsheet Inc. Class A	93,716	6,494
*	Proofpoint Inc.	47,334	6,457
*	IPG Photonics Corp.	28,541	6,387
^,*	Snowflake Inc. Class A	21,550	6,064
*	Arrow Electronics Inc.	61,657	5,999
*	Blackline Inc.	42,708	5,696
*	Grubhub Inc.	76,140	5,655
*	Manhattan Associates Inc.	52,550	5,527
*	Alteryx Inc. Class A	44,494	5,419
*	Dropbox Inc. Class A	241,939	5,369
	DXC Technology Co.	208,074	5,358
*	Lattice Semiconductor Corp.	113,370	5,195
*	Nutanix Inc.	160,549	5,117
	CDK Global Inc.	98,561	5,108
*	CACI International Inc. Class A	20,326	5,068
^,*	Appian Corp. Class A	31,088	5,039
*	Q2 Holdings Inc.	39,152	4,954
	Jabil Inc.	110,121	4,683
*	Silicon Laboratories Inc.	36,364	4,631
	Science Applications International Corp.	48,317	4,573

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	Pegasystems Inc.	33,660	4,486
*	Pure Storage Inc. Class A	194,378	4,395
*	Everbridge Inc.	28,790	4,292
^,*	Palantir Technologies Inc. Class A	181,118	4,265
	National Instruments Corp.	96,305	4,232
*	FireEye Inc.	176,573	4,072
	Brooks Automation Inc.	59,486	4,036
*	Varonis Systems Inc.	24,516	4,011
*	Cirrus Logic Inc.	47,760	3,926
*	Semtech Corp.	54,392	3,921
*	NCR Corp.	104,273	3,918
	Power Integrations Inc.	46,956	3,844
*	LiveRamp Holdings Inc.	52,341	3,831
*	Sailpoint Technologies Holdings Inc.	70,681	3,763
*	Alarm.com Holdings Inc.	36,158	3,741
*	Rapid7 Inc.	41,301	3,724
	CMC Materials Inc.	23,937	3,622
	Vertiv Holdings Co. Class A	190,600	3,558
*	Envestnet Inc.	42,972	3,536
*	Change Healthcare Inc.	187,543	3,498
*	J2 Global Inc.	34,909	3,410
*	Qualys Inc.	27,638	3,368
^,*	DoorDash Inc. Class A	23,589	3,367
*	Concentrix Corp.	34,063	3,362
*	Novanta Inc.	27,730	3,278
*	Verint Systems Inc.	47,440	3,187
*	SPS Commerce Inc.	29,067	3,156
*	Cerence Inc.	31,189	3,134
*	ZoomInfo Technologies Inc. Class A	64,365	3,104
*	LivePerson Inc.	49,636	3,089
	Xerox Holdings Corp.	131,112	3,040
*	Advanced Energy Industries Inc.	30,831	2,990
*	Tenable Holdings Inc.	56,267	2,940
*	Diodes Inc.	41,539	2,928
*	New Relic Inc.	44,666	2,921
	Avnet Inc.	81,605	2,865
	Perspecta Inc.	116,559	2,807
	SYNNEX Corp.	34,063	2,774
*	Schrodinger Inc.	35,032	2,774
*	Magnite Inc.	89,674	2,754
*	Synaptics Inc.	27,837	2,683
*	FormFactor Inc.	62,092	2,671
*	Workiva Inc. Class A	29,035	2,660
*	Upwork Inc.	75,543	2,608
*	Bandwidth Inc. Class A	16,936	2,603
*	Ambarella Inc.	27,883	2,560
*	SVMK Inc.	96,774	2,473
*	Appfolio Inc.	13,585	2,446
*	Rogers Corp.	15,596	2,422
*	Cargurus Inc.	76,076	2,414
*	Cloudera Inc.	172,180	2,395
	Blackbaud Inc.	41,528	2,390
*	MicroStrategy Inc. Class A	5,991	2,328
*	Covetrus Inc.	79,869	2,295
*	Cornerstone OnDemand Inc.	52,062	2,293
*	Insight Enterprises Inc.	29,951	2,279
*	Fabrinet	29,174	2,264
*	Box Inc.	125,113	2,258
*	MACOM Technology Solutions Holdings Inc.	40,877	2,250
	Vishay Intertechnology Inc.	106,745	2,211
*	Dun & Bradstreet Holdings Inc.	87,958	2,190
*	Medallia Inc.	65,235	2,167
*	MaxLinear Inc.	56,398	2,154
*	CommVault Systems Inc.	37,185	2,059

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Altair Engineering Inc. Class A	34,353	1,999
*	Yelp Inc. Class A	60,757	1,985
*	Bottomline Technologies DE Inc.	36,141	1,906
	Xperi Holding Corp	90,642	1,894
*	Teradata Corp.	83,716	1,881
*	Plexus Corp.	23,897	1,869
*	Allscripts Healthcare Solutions Inc.	125,564	1,813
*	PagerDuty Inc.	42,917	1,790
*	Onto Innovation Inc.	36,971	1,758
*	Rambus Inc.	94,189	1,645
*	PROS Holdings Inc.	32,175	1,634
	Progress Software Corp.	35,509	1,605
*	Sanmina Corp.	50,034	1,596
^,*	C3.ai Inc. Class A	11,430	1,586
*	NetScout Systems Inc.	57,830	1,586
	NIC Inc.	54,680	1,412
	Shutterstock Inc.	18,476	1,325
*	Calix Inc.	44,325	1,319
	Switch Inc.	80,373	1,316
	Cohu Inc.	32,017	1,222
*	Yext Inc.	77,669	1,221
*	Perficient Inc.	25,596	1,220
*	TTM Technologies Inc.	87,416	1,206
*	Domo Inc.	18,906	1,206
*	Zuora Inc. Class A	86,545	1,206
*	Avaya Holdings Corp.	60,729	1,163
	Methode Electronics Inc.	30,210	1,156
*	Super Micro Computer Inc.	36,500	1,156
*	Vroom Inc.	27,295	1,118
	CSG Systems International Inc.	24,796	1,118
*	TechTarget Inc.	18,851	1,114
*	Virtusa Corp.	21,759	1,113
*	PAR Technology Corp.	17,186	1,079
*	nLight Inc.	32,121	1,049
*	3D Systems Corp.	98,466	1,032
*	Upland Software Inc.	21,208	973
*	Model N Inc.	26,774	955
	Amkor Technology Inc.	63,168	953
*	Unisys Corp.	48,242	949
	CTS Corp.	27,307	937
*	Ultra Clean Holdings Inc.	29,844	930
	Pitney Bowes Inc.	150,800	929
*	Eventbrite Inc. Class A	51,290	928
	Simulations Plus Inc.	12,535	901
	Ebix Inc.	23,736	901
*	CEVA Inc.	19,501	887
*	ePlus Inc.	10,000	879
*	Groupon Inc. Class A	22,900	870
	Benchmark Electronics Inc.	31,959	863
*	Axcelis Technologies Inc.	29,206	850
*	nCino Inc.	11,740	850
*	BigCommerce Holdings Inc.	13,220	848
*	SolarWinds Corp.	52,962	792
*	Ping Identity Holding Corp.	27,642	792
*	ACM Research Inc. Class A	9,080	738
*	Asana Inc.	24,777	732
*	Duck Creek Technologies Inc.	16,801	727
*	Jamf Holding Corp.	24,197	724
	QAD Inc. Class A	11,360	718
*	Ichor Holdings Ltd.	23,453	707
*	Blucora Inc.	43,886	698
*	JFrog Ltd.	11,100	697
*	SiTime Corp.	6,200	694
*	Sprout Social Inc. Class A	14,956	679

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Veeco Instruments Inc.	37,309	648
*	Vertex Inc.	18,497	645
*	Diebold Nixdorf Inc.	59,335	632
*	Allegro MicroSystems Inc.	23,672	631
*	Brightcove Inc.	33,486	616
^,*	MicroVision Inc.	113,698	612
*	Agilysys Inc.	15,831	608
*	OneSpan Inc.	29,119	602
*	Veritone Inc.	20,477	583
*	Tucows Inc. Class A	7,729	571
*	Mitek Systems Inc.	31,555	561
*	Impinj Inc.	13,362	559
*	PDF Solutions Inc.	25,459	550
*	A10 Networks Inc.	55,454	547
*	Digimarc Corp.	11,500	543
*	Datto Holding Corp.	19,651	531
*	Endurance International Group Holdings Inc.	54,700	517
*	ScanSource Inc.	18,847	497
*	Avid Technology Inc.	31,062	493
*	Photronics Inc.	43,753	488
*	Rackspace Technology Inc.	25,398	484
*	EverQuote Inc. Class A	12,652	473
	McAfee Corp.	27,480	459
*	SMART Global Holdings Inc.	12,100	455
	American Software Inc. Class A	26,372	453
*	Zix Corp.	50,588	437
*	Arlo Technologies Inc.	55,119	429
*	PC Connection Inc.	8,866	419
*	Forrester Research Inc.	9,338	391
	Hackett Group Inc.	26,902	387
*	Limelight Networks Inc.	96,551	385
*	TrueCar Inc.	89,707	377
*	Cleanspark Inc.	12,700	369
*	Grid Dynamics Holdings Inc.	28,478	359
*	Sumo Logic Inc.	12,398	354
	Computer Programs and Systems Inc.	12,734	342
*	Kimball Electronics Inc.	20,481	327
*	Alpha & Omega Semiconductor Ltd.	13,758	325
*	DSP Group Inc.	19,510	324
*	NeoPhotonics Corp.	35,595	324
*	MediaAlpha Inc. Class A	8,140	318
*	AXT Inc.	32,600	312
*	ChannelAdvisor Corp.	18,866	301
*	Benefitfocus Inc.	18,600	269
	VirnetX Holding Corp.	52,143	263
*	Sciplay Corp. Class A	18,478	256
*	Synchronoss Technologies Inc.	47,825	225
	NVE Corp.	3,806	214
*	Telenav Inc.	43,962	207
*	Quantum Corp.	33,700	206
*	Intrusion Inc.	11,509	203
*	Smith Micro Software Inc.	36,400	197
*	eGain Corp.	16,436	194
*	Intelligent Systems Corp.	4,500	180
	PCTEL Inc.	26,127	172
*	Iteris Inc.	30,071	170
*	Waitr Holdings Inc.	58,338	162
*	EMCORE Corp.	28,435	155
*	CyberOptics Corp.	6,679	152
*	comScore Inc.	58,400	145
*	Immersion Corp.	12,233	138
	Daktronics Inc.	27,019	126
*	Atomera Inc.	7,854	126
*	SecureWorks Corp. Class A	8,244	117

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Intevac Inc.	15,339	111
*	Unity Software Inc.	712	109
*	Asure Software Inc.	13,700	97
*	Pixelworks Inc.	32,934	93
*	Remark Holdings Inc.	48,342	92
*	Red Violet Inc.	3,326	87
*	Identiv Inc.	10,179	87
*	SharpSpring Inc.	5,104	83
*	Beyond Air Inc.	15,642	82
*	Amtech Systems Inc.	11,877	76
*	Qumu Corp.	8,832	71
*	GSI Technology Inc.	9,342	69
*	inTEST Corp.	10,157	66
*	GTY Technology Holdings Inc.	11,016	57
*	Great Elm Group Inc.	19,881	54
	BM Technologies	4,264	54
	ARC Document Solutions Inc.	34,251	51
*	Computer Task Group Inc.	7,990	49
*	Intellicheck Inc.	4,082	47
*	Park City Group Inc.	9,689	46
*	Kopin Corp.	18,243	44
^,*	Boxlight Corp. Class A	28,067	43
*	Crexendo Inc.	5,700	39
*	IEC Electronics Corp.	2,860	39
*	TransAct Technologies Inc.	5,458	39
*	Kubient Inc.	6,900	38
^,*	Inuvo Inc.	65,578	30
*	Mohawk Group Holdings Inc.	1,716	30
	Bentley Systems Inc. Class B	716	29
*	eMagin Corp.	16,532	27
*	PubMatic Inc. Class A	966	27
*	Rimini Street Inc.	6,024	27
	AstroNova Inc.	2,465	26
	CSP Inc.	3,181	25
*	Aehr Test Systems	8,824	22
*	RealNetworks Inc.	13,821	22
*	QuickLogic Corp.	5,364	20
*	Everspin Technologies Inc.	4,413	20
*	Evolving Systems Inc.	8,822	17
*	RCM Technologies Inc.	8,104	17
*	WidePoint Corp.	1,600	16
*	Support.com Inc.	7,058	16
*	Key Tronic Corp.	2,174	15
*	Issuer Direct Corp.	848	15
*	Data I/O Corp.	3,396	14
	Richardson Electronics Ltd.	2,700	13
*	CVD Equipment Corp.	2,737	10
*	Innodata Inc.	1,873	10
*	AutoWeb Inc.	3,439	8
*	BSQUARE Corp.	4,685	7
*	GSE Systems Inc.	5,300	7
*	Streamline Health Solutions Inc.	3,730	6
*	Mastech Digital Inc.	260	4
*	CynergisTek Inc.	2,223	3
*,§	Media General Inc. CVR	82,296	3
*	Exela Technologies Inc.	4,182	2
*	Verb Technology Co. Inc.	400	1
*	Synacor Inc.	313	—
			8,188,553
Telecommunications (2.0%)
	Verizon Communications Inc.	3,395,512	199,486
	Comcast Corp. Class A	3,747,769	196,383
	AT&T Inc.	5,845,373	168,113
	Cisco Systems Inc.	3,119,422	139,594

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	Charter Communications Inc. Class A	114,732	75,901
*	T-Mobile US Inc.	459,157	61,917
	L3Harris Technologies Inc.	172,464	32,599
*	Roku Inc.	89,486	29,711
	Motorola Solutions Inc.	139,041	23,645
*	Liberty Broadband Corp.	118,978	18,843
	Cable One Inc.	4,482	9,985
	CenturyLink Inc.	905,189	8,826
^,*	Altice USA Inc. Class A	217,945	8,254
*	Ciena Corp.	126,487	6,685
*	DISH Network Corp. Class A	197,425	6,385
	Juniper Networks Inc.	274,816	6,186
*	Lumentum Holdings Inc.	61,995	5,877
*	Liberty Broadband Corp. Class A	33,811	5,328
*	Iridium Communications Inc.	100,751	3,962
*	8x8 Inc.	81,172	2,798
*	Viavi Solutions Inc.	186,473	2,792
*	Vonage Holdings Corp.	198,534	2,556
*	Acacia Communications Inc.	32,725	2,388
*	CommScope Holding Co. Inc.	167,246	2,241
	Cogent Communications Holdings Inc.	36,038	2,158
*	Viasat Inc.	53,090	1,733
	Shenandoah Telecommunications Co.	36,710	1,588
*	Infinera Corp.	145,087	1,520
	InterDigital Inc.	24,570	1,491
	Telephone and Data Systems Inc.	78,859	1,464
	Ubiquiti Inc.	5,131	1,429
^,*	fuboTV Inc.	45,500	1,274
*	Vocera Communications Inc.	27,022	1,122
^,*	Inseego Corp.	68,330	1,057
*	NETGEAR Inc.	24,562	998
	Plantronics Inc.	30,788	832
*	EchoStar Corp. Class A	36,270	769
*	Extreme Networks Inc.	100,915	695
*	Harmonic Inc.	90,373	668
	ADTRAN Inc.	43,334	640
*	Radius Global Infrastructure Inc. Class A	48,300	621
*	Cincinnati Bell Inc.	37,988	580
*	ORBCOMM Inc.	68,300	507
	Comtech Telecommunications Corp.	22,650	469
*	Anterix Inc.	11,305	425
*	Digi International Inc.	22,420	424
	ATN International Inc.	9,908	414
*	WideOpenWest Inc.	36,037	385
*	Boingo Wireless Inc.	28,146	358
*	United States Cellular Corp.	10,230	314
	Loral Space & Communications Inc.	14,708	309
*	Ribbon Communications Inc.	46,727	307
*	Consolidated Communications Holdings Inc.	61,662	302
*	CalAmp Corp.	29,591	294
*	Ooma Inc.	19,530	281
*	Gogo Inc.	25,920	250
*	Hemisphere Media Group Inc.	22,025	228
*	IDT Corp. Class B	18,097	224
	Spok Holdings Inc.	19,815	221
*	Casa Systems Inc.	34,412	212
	Alaska Communications Systems Group Inc.	57,396	212
*	Applied Optoelectronics Inc.	22,599	192
*	Clearfield Inc.	7,179	177
*	Cambium Networks Corp.	6,400	161
*	Airgain Inc.	8,585	153
^,*	Globalstar Inc.	447,307	151
*	DZS Inc.	9,587	148
	Bel Fuse Inc. Class B	7,191	108

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
*	KVH Industries Inc.	9,132	104
*	GTT Communications Inc.	24,690	88
*	Genasys Inc.	13,190	86
*	Powerfleet Inc.	9,595	71
^,*	Resonant Inc.	25,351	67
*	RigNet Inc.	9,523	56
*	Aviat Networks Inc.	934	32
*	SeaChange International Inc.	16,682	23
	Network-1 Technologies Inc.	2,710	10
*	ClearOne Inc.	4,114	9
*	Sonim Technologies Inc.	12,400	9
	Communications Systems Inc.	1,854	8
	Bel Fuse Inc. Class A	197	3
*	Optical Cable Corp.	889	2
*	Lantronix Inc.	111	—
			1,048,888
Utilities (1.8%)
	NextEra Energy Inc.	1,608,416	124,089
	Duke Energy Corp.	603,483	55,255
	Southern Co.	865,844	53,189
	Dominion Energy Inc.	668,543	50,274
	Waste Management Inc.	346,458	40,858
	American Electric Power Co. Inc.	406,858	33,879
	Exelon Corp.	800,010	33,776
	Sempra Energy	237,765	30,294
	Xcel Energy Inc.	431,561	28,772
	Eversource Energy	280,622	24,277
	Public Service Enterprise Group Inc.	413,813	24,125
	WEC Energy Group Inc.	259,226	23,857
	American Water Works Co. Inc.	148,554	22,799
	Waste Connections Inc.	216,280	22,184
	Consolidated Edison Inc.	280,110	20,244
	Edison International	309,757	19,459
	DTE Energy Co.	157,558	19,129
	PPL Corp.	629,964	17,765
	Entergy Corp.	163,896	16,363
	Republic Services Inc. Class A	169,456	16,319
	Ameren Corp.	203,198	15,862
*	PG&E Corp.	1,223,205	15,241
	CMS Energy Corp.	236,093	14,404
	FirstEnergy Corp.	444,245	13,598
	AES Corp.	549,907	12,923
*	Sunrun Inc.	154,267	10,703
	Alliant Energy Corp.	206,921	10,663
	Evergy Inc.	184,616	10,248
	Atmos Energy Corp.	102,823	9,812
	CenterPoint Energy Inc.	451,503	9,771
	Essential Utilities Inc.	200,029	9,459
	Vistra Corp.	397,703	7,819
	NRG Energy Inc.	198,868	7,468
	Pinnacle West Capital Corp.	91,694	7,331
	NiSource Inc.	314,817	7,222
	UGI Corp.	173,836	6,077
	OGE Energy Corp.	166,924	5,318
*	Stericycle Inc.	75,958	5,266
	IDACORP Inc.	42,156	4,048
	ONE Gas Inc.	44,464	3,414
	Ormat Technologies Inc.	36,620	3,306
	Black Hills Corp.	52,832	3,247
	PNM Resources Inc.	65,164	3,162
*	Clean Harbors Inc.	40,383	3,073
	Portland General Electric Co.	71,201	3,045
	Hawaiian Electric Industries Inc.	85,697	3,033
	National Fuel Gas Co.	73,362	3,017

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Shares	Market Value ($000)
	New Jersey Resources Corp.	80,359	2,857
	ALLETE Inc.	42,496	2,632
*	Casella Waste Systems Inc. Class A	42,363	2,624
	Spire Inc.	40,955	2,623
	Southwest Gas Holdings Inc.	42,821	2,601
*	Sunnova Energy International Inc.	55,664	2,512
	American States Water Co.	31,594	2,512
	NorthWestern Corp.	42,935	2,504
	Avangrid Inc.	52,937	2,406
*	Evoqua Water Technologies Corp.	87,775	2,368
	California Water Service Group	42,758	2,310
	Avista Corp.	57,440	2,306
	MGE Energy Inc.	28,969	2,029
	Clearway Energy Inc.	60,582	1,934
	South Jersey Industries Inc.	86,676	1,868
	SJW Group	24,606	1,707
	Chesapeake Utilities Corp.	14,578	1,577
	Covanta Holding Corp.	98,034	1,287
*	Harsco Corp.	61,710	1,110
	Northwest Natural Holding Co.	23,918	1,100
	Clearway Energy Inc. Class A	35,643	1,053
	Middlesex Water Co.	14,057	1,019
	US Ecology Inc.	23,407	850
	Unitil Corp.	14,703	651
	York Water Co.	9,268	432
*	Heritage-Crystal Clean Inc.	14,261	300
*	Pure Cycle Corp.	21,105	237
	Artesian Resources Corp. Class A	6,216	230
*	Atlantic Power Corp.	81,570	171
*	Aqua Metals Inc.	46,946	141
	RGC Resources Inc.	5,719	136
^,*	Cadiz Inc.	10,758	115
	Genie Energy Ltd. Class B	13,020	94
	Spark Energy Inc. Class A	9,045	87
*	Fuel Tech Inc.	14,473	56
	Global Water Resources Inc.	2,764	40
*	Charah Solutions Inc.	10,207	29
*	Sharps Compliance Corp.	2,867	27
	Advanced Emissions Solutions Inc.	2,073	11
*	Vertex Energy Inc.	7,299	5
*	Perma-Fix Environmental Services Inc.	605	4
			933,992
Total Common Stocks (Cost $10,234,848)			31,366,753

	Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (23.9%)
U.S. Government Securities (15.5%)
United States Treasury Note/Bond	7.875%	2/15/21	400	403
United States Treasury Note/Bond	1.250%	10/31/21	26,975	27,228
United States Treasury Note/Bond	1.500%	10/31/21	20,000	20,228
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,827
United States Treasury Note/Bond	2.875%	11/15/21	20,509	20,996
United States Treasury Note/Bond	8.000%	11/15/21	1,500	1,601
United States Treasury Note/Bond	1.500%	11/30/21	31,610	32,010
United States Treasury Note/Bond	1.750%	11/30/21	28,330	28,746
United States Treasury Note/Bond	1.875%	11/30/21	8,881	9,023
United States Treasury Note/Bond	2.625%	12/15/21	8,419	8,619
United States Treasury Note/Bond	1.625%	12/31/21	1,785	1,812
United States Treasury Note/Bond	2.000%	12/31/21	9,073	9,242
United States Treasury Note/Bond	2.125%	12/31/21	13,450	13,717

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.500%	1/15/22	54,501	55,838
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,488
United States Treasury Note/Bond	2.000%	2/15/22	18,553	18,941
United States Treasury Note/Bond	2.500%	2/15/22	5,578	5,726
United States Treasury Note/Bond	1.750%	2/28/22	26,621	27,120
United States Treasury Note/Bond	1.875%	2/28/22	19,755	20,156
United States Treasury Note/Bond	2.375%	3/15/22	1	1
United States Treasury Note/Bond	0.375%	3/31/22	159,650	160,148
United States Treasury Note/Bond	1.750%	3/31/22	19,634	20,030
United States Treasury Note/Bond	0.125%	4/30/22	34,275	34,280
United States Treasury Note/Bond	1.750%	4/30/22	23,376	23,880
United States Treasury Note/Bond	1.875%	4/30/22	1	1
United States Treasury Note/Bond	2.125%	5/15/22	1	1
United States Treasury Note/Bond	0.125%	5/31/22	23,330	23,334
United States Treasury Note/Bond	1.750%	5/31/22	32,877	33,627
United States Treasury Note/Bond	1.875%	5/31/22	39,675	40,648
United States Treasury Note/Bond	1.750%	6/15/22	66,155	67,706
United States Treasury Note/Bond	0.125%	6/30/22	2,526	2,526
United States Treasury Note/Bond	1.750%	6/30/22	25,000	25,606
United States Treasury Note/Bond	2.125%	6/30/22	19,560	20,144
United States Treasury Note/Bond	1.750%	7/15/22	17,955	18,400
United States Treasury Note/Bond	0.125%	7/31/22	34,375	34,381
United States Treasury Note/Bond	1.875%	7/31/22	30,465	31,303
United States Treasury Note/Bond	2.000%	7/31/22	7,795	8,024
United States Treasury Note/Bond	1.500%	8/15/22	38,776	39,636
United States Treasury Note/Bond	1.625%	8/15/22	4,708	4,822
United States Treasury Note/Bond	0.125%	8/31/22	50,090	50,090
United States Treasury Note/Bond	1.625%	8/31/22	17,050	17,471
United States Treasury Note/Bond	1.875%	8/31/22	39,638	40,784
United States Treasury Note/Bond	1.500%	9/15/22	58,092	59,435
United States Treasury Note/Bond	0.125%	9/30/22	6,814	6,814
United States Treasury Note/Bond	1.750%	9/30/22	1,250	1,285
United States Treasury Note/Bond	1.875%	9/30/22	27,450	28,282
United States Treasury Note/Bond	1.375%	10/15/22	51,319	52,458
United States Treasury Note/Bond	1.875%	10/31/22	14,555	15,017
United States Treasury Note/Bond	2.000%	10/31/22	61,378	63,469
United States Treasury Note/Bond	1.625%	11/15/22	20,965	21,548
United States Treasury Note/Bond	0.125%	11/30/22	60,965	60,965
United States Treasury Note/Bond	2.000%	11/30/22	45,188	46,791
United States Treasury Note/Bond	1.625%	12/15/22	14,210	14,623
United States Treasury Note/Bond	2.125%	12/31/22	90,180	93,759
United States Treasury Note/Bond	1.750%	1/31/23	25,218	26,061
United States Treasury Note/Bond	2.000%	2/15/23	11,203	11,644
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,261
United States Treasury Note/Bond	1.500%	2/28/23	3,327	3,425
United States Treasury Note/Bond	0.500%	3/15/23	245,065	247,055
United States Treasury Note/Bond	1.500%	3/31/23	28,975	29,853
United States Treasury Note/Bond	2.500%	3/31/23	10,271	10,813
United States Treasury Note/Bond	0.250%	4/15/23	48,650	48,772
United States Treasury Note/Bond	1.625%	4/30/23	22,585	23,361
United States Treasury Note/Bond	0.125%	5/15/23	70,606	70,584
United States Treasury Note/Bond	1.750%	5/15/23	36,518	37,899
United States Treasury Note/Bond	1.625%	5/31/23	13,985	14,483
United States Treasury Note/Bond	2.750%	5/31/23	5,895	6,263
United States Treasury Note/Bond	0.250%	6/15/23	75,090	75,278
United States Treasury Note/Bond	1.375%	6/30/23	30,610	31,543
United States Treasury Note/Bond	2.625%	6/30/23	14,541	15,436
United States Treasury Note/Bond	0.125%	7/15/23	27,487	27,470
United States Treasury Note/Bond	1.250%	7/31/23	51,209	52,665
United States Treasury Note/Bond	2.750%	7/31/23	40,739	43,464
United States Treasury Note/Bond	0.125%	8/15/23	72,385	72,340
United States Treasury Note/Bond	2.500%	8/15/23	26,338	27,955
United States Treasury Note/Bond	6.250%	8/15/23	32,780	37,984
United States Treasury Note/Bond	1.375%	8/31/23	12,820	13,237

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,544
United States Treasury Note/Bond	0.125%	9/15/23	64,998	64,947
United States Treasury Note/Bond	1.375%	9/30/23	20,585	21,273
United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,383
United States Treasury Note/Bond	0.125%	10/15/23	72,900	72,843
United States Treasury Note/Bond	1.625%	10/31/23	21,251	22,134
United States Treasury Note/Bond	2.875%	10/31/23	3	3
United States Treasury Note/Bond	0.250%	11/15/23	11,380	11,412
United States Treasury Note/Bond	2.750%	11/15/23	281	302
United States Treasury Note/Bond	2.125%	11/30/23	10,555	11,159
United States Treasury Note/Bond	2.875%	11/30/23	7	8
United States Treasury Note/Bond	0.125%	12/15/23	103,820	103,690
United States Treasury Note/Bond	2.250%	12/31/23	16	17
United States Treasury Note/Bond	2.625%	12/31/23	7,276	7,808
United States Treasury Note/Bond	2.250%	1/31/24	41,830	44,497
United States Treasury Note/Bond	2.500%	1/31/24	37,219	39,871
United States Treasury Note/Bond	2.750%	2/15/24	29,974	32,381
United States Treasury Note/Bond	2.125%	2/29/24	10,040	10,653
United States Treasury Note/Bond	2.375%	2/29/24	35,519	37,972
United States Treasury Note/Bond	2.125%	3/31/24	46,008	48,883
United States Treasury Note/Bond	2.000%	4/30/24	20,345	21,562
United States Treasury Note/Bond	2.250%	4/30/24	21,021	22,453
United States Treasury Note/Bond	2.000%	5/31/24	56,836	60,308
United States Treasury Note/Bond	1.750%	6/30/24	23,576	24,836
United States Treasury Note/Bond	2.000%	6/30/24	30,635	32,540
United States Treasury Note/Bond	1.750%	7/31/24	13,537	14,277
United States Treasury Note/Bond	2.125%	7/31/24	14,710	15,712
United States Treasury Note/Bond	2.375%	8/15/24	49,886	53,752
United States Treasury Note/Bond	1.250%	8/31/24	18,258	18,937
United States Treasury Note/Bond	1.875%	8/31/24	10,623	11,262
United States Treasury Note/Bond	1.500%	9/30/24	22,661	23,730
United States Treasury Note/Bond	2.125%	9/30/24	40,408	43,249
United States Treasury Note/Bond	2.250%	10/31/24	35,320	38,019
United States Treasury Note/Bond	2.250%	11/15/24	46,200	49,766
United States Treasury Note/Bond	7.500%	11/15/24	675	864
United States Treasury Note/Bond	1.500%	11/30/24	33,166	34,778
United States Treasury Note/Bond	2.125%	11/30/24	22,305	23,929
United States Treasury Note/Bond	1.750%	12/31/24	9,385	9,939
United States Treasury Note/Bond	2.250%	12/31/24	19,217	20,736
United States Treasury Note/Bond	2.500%	1/31/25	20,340	22,183
United States Treasury Note/Bond	2.000%	2/15/25	36,848	39,450
United States Treasury Note/Bond	1.125%	2/28/25	32,270	33,405
United States Treasury Note/Bond	2.750%	2/28/25	19,890	21,923
United States Treasury Note/Bond	0.500%	3/31/25	245,241	247,463
United States Treasury Note/Bond	0.375%	4/30/25	65,185	65,419
United States Treasury Note/Bond	2.875%	4/30/25	53,483	59,416
United States Treasury Note/Bond	2.125%	5/15/25	40,319	43,513
United States Treasury Note/Bond	0.250%	5/31/25	68,490	68,351
United States Treasury Note/Bond	2.875%	5/31/25	25,340	28,195
United States Treasury Note/Bond	0.250%	6/30/25	16,050	16,007
United States Treasury Note/Bond	2.750%	6/30/25	24,044	26,663
United States Treasury Note/Bond	0.250%	7/31/25	67,172	66,962
United States Treasury Note/Bond	2.875%	7/31/25	34,960	39,024
United States Treasury Note/Bond	2.000%	8/15/25	52,747	56,818
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,523
United States Treasury Note/Bond	0.250%	8/31/25	33,812	33,696
United States Treasury Note/Bond	0.250%	9/30/25	39,495	39,335
United States Treasury Note/Bond	0.250%	10/31/25	25,440	25,329
United States Treasury Note/Bond	2.250%	11/15/25	6,372	6,959
United States Treasury Note/Bond	0.375%	11/30/25	88,850	88,961
United States Treasury Note/Bond	0.375%	12/31/25	18,625	18,637
United States Treasury Note/Bond	1.625%	2/15/26	59,937	63,739
United States Treasury Note/Bond	2.250%	3/31/26	25,535	27,997

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.375%	4/30/26	44,065	48,650
United States Treasury Note/Bond	2.125%	5/31/26	17,795	19,422
United States Treasury Note/Bond	1.875%	6/30/26	16,182	17,456
United States Treasury Note/Bond	1.875%	7/31/26	15,760	17,011
United States Treasury Note/Bond	1.500%	8/15/26	54,545	57,732
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,174
United States Treasury Note/Bond	1.625%	10/31/26	24,345	25,954
United States Treasury Note/Bond	2.000%	11/15/26	50,899	55,368
United States Treasury Note/Bond	6.500%	11/15/26	910	1,226
United States Treasury Note/Bond	1.625%	11/30/26	25,526	27,221
United States Treasury Note/Bond	1.750%	12/31/26	29,266	31,438
United States Treasury Note/Bond	2.250%	2/15/27	26,207	28,959
United States Treasury Note/Bond	1.125%	2/28/27	124,502	129,054
United States Treasury Note/Bond	0.625%	3/31/27	108,045	108,652
United States Treasury Note/Bond	0.500%	4/30/27	73,800	73,581
United States Treasury Note/Bond	2.375%	5/15/27	39,787	44,363
United States Treasury Note/Bond	0.500%	5/31/27	67,015	66,753
United States Treasury Note/Bond	0.500%	6/30/27	19,470	19,379
United States Treasury Note/Bond	0.375%	7/31/27	75,475	74,449
United States Treasury Note/Bond	2.250%	8/15/27	44,310	49,108
United States Treasury Note/Bond	0.500%	8/31/27	49,244	48,913
United States Treasury Note/Bond	0.375%	9/30/27	45,460	44,743
United States Treasury Note/Bond	0.500%	10/31/27	56,885	56,405
United States Treasury Note/Bond	2.250%	11/15/27	49,833	55,315
United States Treasury Note/Bond	6.125%	11/15/27	775	1,063
United States Treasury Note/Bond	0.625%	11/30/27	81,305	81,255
United States Treasury Note/Bond	0.625%	12/31/27	30,455	30,407
United States Treasury Note/Bond	2.750%	2/15/28	20,868	23,917
United States Treasury Note/Bond	2.875%	5/15/28	3,665	4,245
United States Treasury Note/Bond	2.875%	8/15/28	53,510	62,130
United States Treasury Note/Bond	5.500%	8/15/28	895	1,213
United States Treasury Note/Bond	3.125%	11/15/28	27,149	32,129
United States Treasury Note/Bond	5.250%	11/15/28	14,810	19,933
United States Treasury Note/Bond	1.625%	8/15/29	19,267	20,604
United States Treasury Note/Bond	1.750%	11/15/29	36,000	38,891
United States Treasury Note/Bond	1.500%	2/15/30	76,529	80,929
United States Treasury Note/Bond	0.625%	5/15/30	63,827	62,381
United States Treasury Note/Bond	6.250%	5/15/30	5,570	8,292
United States Treasury Note/Bond	0.625%	8/15/30	88,711	86,466
United States Treasury Note/Bond	0.875%	11/15/30	87,242	86,901
United States Treasury Note/Bond	5.375%	2/15/31	8,005	11,481
United States Treasury Note/Bond	4.500%	2/15/36	13,157	19,291
United States Treasury Note/Bond	4.750%	2/15/37	7,067	10,760
United States Treasury Note/Bond	5.000%	5/15/37	3,831	5,996
United States Treasury Note/Bond	4.375%	2/15/38	18,517	27,489
United States Treasury Note/Bond	4.500%	5/15/38	6,044	9,115
United States Treasury Note/Bond	3.500%	2/15/39	7,403	10,039
United States Treasury Note/Bond	4.250%	5/15/39	7,883	11,684
United States Treasury Note/Bond	4.500%	8/15/39	9,884	15,104
United States Treasury Note/Bond	4.375%	11/15/39	11,686	17,649
United States Treasury Note/Bond	4.625%	2/15/40	10,000	15,564
United States Treasury Note/Bond	1.125%	5/15/40	68,835	65,296
United States Treasury Note/Bond	4.375%	5/15/40	5,139	7,790
United States Treasury Note/Bond	1.125%	8/15/40	37,305	35,300
United States Treasury Note/Bond	3.875%	8/15/40	8,449	12,094
United States Treasury Note/Bond	1.375%	11/15/40	31,925	31,551
United States Treasury Note/Bond	4.250%	11/15/40	4,317	6,478
United States Treasury Note/Bond	4.750%	2/15/41	5,967	9,525
United States Treasury Note/Bond	4.375%	5/15/41	11,000	16,851
United States Treasury Note/Bond	3.750%	8/15/41	12,000	17,036
United States Treasury Note/Bond	3.125%	11/15/41	13,128	17,151
United States Treasury Note/Bond	3.125%	2/15/42	12,579	16,476
United States Treasury Note/Bond	3.000%	5/15/42	11,950	15,358
United States Treasury Note/Bond	2.750%	8/15/42	21,706	26,882

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.750%	11/15/42	22,620	27,992
	United States Treasury Note/Bond	3.125%	2/15/43	23,361	30,610
	United States Treasury Note/Bond	2.875%	5/15/43	32,064	40,506
	United States Treasury Note/Bond	3.625%	8/15/43	27,265	38,478
	United States Treasury Note/Bond	3.750%	11/15/43	19,000	27,324
	United States Treasury Note/Bond	3.625%	2/15/44	28,823	40,771
	United States Treasury Note/Bond	3.375%	5/15/44	27,600	37,708
	United States Treasury Note/Bond	3.125%	8/15/44	30,000	39,530
	United States Treasury Note/Bond	3.000%	11/15/44	29,816	38,556
	United States Treasury Note/Bond	2.500%	2/15/45	35,748	42,596
	United States Treasury Note/Bond	3.000%	5/15/45	24,914	32,310
	United States Treasury Note/Bond	2.875%	8/15/45	32,617	41,479
	United States Treasury Note/Bond	3.000%	11/15/45	2,493	3,242
	United States Treasury Note/Bond	2.500%	2/15/46	37,839	45,170
	United States Treasury Note/Bond	2.500%	5/15/46	31,805	37,982
	United States Treasury Note/Bond	2.250%	8/15/46	30,962	35,326
	United States Treasury Note/Bond	2.875%	11/15/46	23,835	30,438
	United States Treasury Note/Bond	3.000%	2/15/47	27,200	35,556
	United States Treasury Note/Bond	3.000%	5/15/47	30,222	39,558
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	40,272
	United States Treasury Note/Bond	2.750%	11/15/47	32,850	41,201
	United States Treasury Note/Bond	3.000%	2/15/48	32,745	42,958
	United States Treasury Note/Bond	3.125%	5/15/48	37,817	50,734
	United States Treasury Note/Bond	3.000%	8/15/48	41,009	53,913
	United States Treasury Note/Bond	3.375%	11/15/48	26,886	37,745
	United States Treasury Note/Bond	3.000%	2/15/49	5,000	6,591
	United States Treasury Note/Bond	2.250%	8/15/49	22,650	25,906
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	40,932
	United States Treasury Note/Bond	2.000%	2/15/50	41,881	45,473
	United States Treasury Note/Bond	1.250%	5/15/50	77,501	70,259
	United States Treasury Note/Bond	1.375%	8/15/50	68,430	64,024
	United States Treasury Note/Bond	1.625%	11/15/50	61,845	61,536
					8,043,971
Agency Bonds and Notes (0.6%)
3	AID-Iraq	2.149%	1/18/22	1,100	1,122
3	AID-Israel	5.500%	12/4/23	375	432
3	AID-Israel	5.500%	4/26/24	1,400	1,634
3	AID-Jordan	2.578%	6/30/22	320	330
3	AID-Jordan	3.000%	6/30/25	400	435
3	AID-Ukraine	1.471%	9/29/21	675	679
	Federal Farm Credit Banks	3.050%	11/15/21	400	410
	Federal Farm Credit Banks	1.600%	12/28/21	925	939
	Federal Farm Credit Banks	0.375%	4/8/22	3,000	3,009
	Federal Farm Credit Banks	0.125%	11/23/22	2,500	2,499
	Federal Farm Credit Banks	1.770%	6/26/23	575	598
	Federal Farm Credit Banks	3.500%	12/20/23	500	549
	Federal Home Loan Banks	3.000%	10/12/21	7,000	7,157
	Federal Home Loan Banks	1.625%	11/19/21	3,040	3,080
	Federal Home Loan Banks	1.875%	11/29/21	6,000	6,096
	Federal Home Loan Banks	1.625%	12/20/21	6,700	6,797
	Federal Home Loan Banks	0.250%	6/3/22	4,000	4,006
	Federal Home Loan Banks	2.125%	6/10/22	700	720
	Federal Home Loan Banks	0.125%	8/12/22	2,500	2,499
	Federal Home Loan Banks	2.000%	9/9/22	1,000	1,031
	Federal Home Loan Banks	0.125%	10/21/22	1,000	1,000
	Federal Home Loan Banks	1.375%	2/17/23	4,000	4,104
	Federal Home Loan Banks	2.125%	3/10/23	3,155	3,291
	Federal Home Loan Banks	2.500%	2/13/24	3,515	3,763
	Federal Home Loan Banks	2.875%	6/14/24	2,000	2,180
	Federal Home Loan Banks	1.500%	8/15/24	1,990	2,080
	Federal Home Loan Banks	5.375%	8/15/24	815	965
	Federal Home Loan Banks	0.500%	4/14/25	1,500	1,508
	Federal Home Loan Banks	0.375%	9/4/25	800	798
	Federal Home Loan Banks	3.250%	11/16/28	1,965	2,339

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	5.500%	7/15/36	2,775	4,285
4	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,865
4	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	2,000	2,003
4	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	2,200	2,199
4	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	1,800	1,809
4	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	3,000	3,015
4	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,253
4	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	6,000	6,012
4	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	4,975	4,983
4	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	4,800	4,807
4	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	3,500	3,492
4	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	7,000	7,008
4	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	6,000	6,007
4	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	5,234
4	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,494
4	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	10,472
4	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	403
4	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,141	6,406
4	Federal National Mortgage Assn.	1.375%	10/7/21	3,000	3,029
4	Federal National Mortgage Assn.	2.000%	1/5/22	6,000	6,114
4	Federal National Mortgage Assn.	2.625%	1/11/22	720	738
4	Federal National Mortgage Assn.	1.875%	4/5/22	5,000	5,110
4	Federal National Mortgage Assn.	2.250%	4/12/22	4,762	4,891
4	Federal National Mortgage Assn.	1.375%	9/6/22	1,425	1,454
4	Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,337
4	Federal National Mortgage Assn.	2.375%	1/19/23	8,174	8,545
4	Federal National Mortgage Assn.	0.250%	5/22/23	2,500	2,506
4	Federal National Mortgage Assn.	0.250%	7/10/23	3,000	3,005
4	Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,144
4	Federal National Mortgage Assn.	0.250%	11/27/23	4,000	4,005
4	Federal National Mortgage Assn.	2.500%	2/5/24	3,881	4,153
4	Federal National Mortgage Assn.	1.750%	7/2/24	2,055	2,163
4	Federal National Mortgage Assn.	2.625%	9/6/24	660	717
4	Federal National Mortgage Assn.	1.625%	10/15/24	3,890	4,091
4	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,639
4	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	3,013
4	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,987
4	Federal National Mortgage Assn.	0.500%	11/7/25	3,500	3,510
4	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,739
4	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	3,125
4	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	8,501
4	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	3,670
4	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,140
4	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	6,878
4	Federal National Mortgage Assn.	6.625%	11/15/30	6,320	9,586
4	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	2,002
	Private Export Funding Corp.	4.300%	12/15/21	175	182
	Private Export Funding Corp.	2.800%	5/15/22	200	207
	Private Export Funding Corp.	2.050%	11/15/22	4,175	4,310
	Private Export Funding Corp.	3.550%	1/15/24	725	793
	Private Export Funding Corp.	2.450%	7/15/24	525	562
	Private Export Funding Corp.	1.750%	11/15/24	280	294
	Private Export Funding Corp.	3.250%	6/15/25	175	195
	Tennessee Valley Authority	1.875%	8/15/22	425	436
	Tennessee Valley Authority	2.875%	9/15/24	954	1,044
	Tennessee Valley Authority	0.750%	5/15/25	500	507
	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,779
	Tennessee Valley Authority	2.875%	2/1/27	1,000	1,126
	Tennessee Valley Authority	7.125%	5/1/30	2,000	3,057
	Tennessee Valley Authority	4.700%	7/15/33	575	790
	Tennessee Valley Authority	4.650%	6/15/35	500	693
	Tennessee Valley Authority	5.880%	4/1/36	285	439
	Tennessee Valley Authority	5.500%	6/15/38	225	344
	Tennessee Valley Authority	5.250%	9/15/39	1,912	2,883

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Valley Authority	5.375%	4/1/56	580	986
	Tennessee Valley Authority	4.625%	9/15/60	519	803
	Tennessee Valley Authority	4.250%	9/15/65	700	1,032
					282,051
Conventional Mortgage-Backed Securities (7.8%)
4,5	Fannie Mae Pool	1.500%	12/1/50	12,562	12,697
4,5	Fannie Mae Pool	2.000%	11/1/23–1/1/51	99,291	103,334
4,5	Fannie Mae Pool	2.500%	8/1/22–11/1/50	220,850	232,085
4,5	Fannie Mae Pool	3.000%	1/1/26–10/1/50	326,206	345,288
¤,4,5	Fannie Mae Pool	3.500%	9/1/25–6/1/50	299,336	320,173
4,5	Fannie Mae Pool	4.000%	2/1/24–8/1/50	218,294	236,909
4,5	Fannie Mae Pool	4.500%	3/1/21–7/1/50	103,873	114,646
4,5	Fannie Mae Pool	5.000%	2/1/21–2/1/50	29,571	33,571
4,5	Fannie Mae Pool	5.500%	5/1/21–4/1/40	14,321	16,615
4,5	Fannie Mae Pool	6.000%	3/1/21–5/1/41	11,119	13,027
4,5	Fannie Mae Pool	6.500%	10/1/23–10/1/39	3,338	3,885
4,5	Fannie Mae Pool	7.000%	12/1/22–11/1/37	1,146	1,339
4,5	Fannie Mae Pool	7.500%	11/1/22–12/1/32	98	113
4,5	Fannie Mae Pool	8.000%	12/1/22–10/1/30	21	26
4,5	Fannie Mae Pool	8.500%	7/1/22–7/1/30	13	15
4,5	Fannie Mae Pool	9.000%	7/1/22–6/1/26	4	5
4,5	Fannie Mae Pool	9.500%	2/1/25	—	1
4,5	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	2,307	2,412
4,5	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	42,158	44,193
4,5	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/47	136,807	144,887
4,5	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	170,862	183,078
4,5	Freddie Mac Gold Pool	4.000%	3/1/24–11/1/48	99,398	108,092
4,5	Freddie Mac Gold Pool	4.500%	3/1/23–1/1/49	41,061	45,373
4,5	Freddie Mac Gold Pool	5.000%	12/1/21–1/1/49	12,233	13,788
4,5	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	9,354	10,747
4,5	Freddie Mac Gold Pool	6.000%	5/1/21–5/1/40	5,169	6,014
4,5	Freddie Mac Gold Pool	6.500%	8/1/23–3/1/39	1,312	1,510
4,5	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	395	455
4,5	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	54	64
4,5	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	40	46
4,5	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	4	5
4,5	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	4	4
5	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	7,287	7,613
5	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	8,111	8,621
5	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	11,999	12,919
5	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	11,012	12,274
5	Ginnie Mae I Pool	5.000%	4/15/21–4/15/41	7,117	8,039
5	Ginnie Mae I Pool	5.500%	1/15/32–6/15/41	3,676	4,209
5	Ginnie Mae I Pool	6.000%	12/15/23–12/15/40	2,154	2,437
5	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	753	834
5	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	299	348
5	Ginnie Mae I Pool	7.500%	11/15/22–3/15/32	87	101
5	Ginnie Mae I Pool	8.000%	8/15/22–3/15/32	60	75
5	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	7	8
5	Ginnie Mae I Pool	9.000%	5/15/25–10/15/26	4	4
¤,5	Ginnie Mae II Pool	2.000%	11/20/50–1/1/51	60,051	62,780
¤,5	Ginnie Mae II Pool	2.500%	6/20/27–1/1/51	116,508	123,564
5	Ginnie Mae II Pool	3.000%	2/20/27–9/20/50	245,242	259,348
¤,5	Ginnie Mae II Pool	3.500%	9/20/25–1/1/51	234,585	252,239
5	Ginnie Mae II Pool	4.000%	9/20/25–4/20/50	118,774	128,627
5	Ginnie Mae II Pool	4.500%	11/20/35–1/20/50	57,699	62,951
5	Ginnie Mae II Pool	5.000%	6/20/33–12/20/49	16,690	18,681
5	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	3,980	4,605
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	1,577	1,828
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	485	572
5	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	60	74
¤,4,5	UMBS Pool	1.500%	11/1/35–1/1/51	98,231	100,064

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

¤,4,5	UMBS Pool	2.000%	1/1/32–1/1/51	411,362	427,850
¤,4,5	UMBS Pool	2.500%	12/1/34–1/1/51	227,153	239,411
¤,4,5	UMBS Pool	3.000%	6/1/30–1/1/51	178,471	187,728
¤,4,5	UMBS Pool	3.500%	7/1/26–12/1/50	48,024	51,630
¤,4,5	UMBS Pool	4.000%	5/1/47–12/1/50	44,166	47,853
[4,5]	UMBS Pool	4.500%	8/1/48–5/1/50	21,771	24,170
[4,5]	UMBS Pool	5.000%	3/1/49–3/1/50	10,844	12,136
[4,5]	UMBS Pool	5.500%	6/1/49	492	551
					4,058,541
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5]	Fannie Mae Pool	2.279%	7/1/43	311	322
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	2.799%	12/1/41	55	57
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.889%	9/1/37	101	104
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.472%	2.066%	7/1/36	9	10
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.474%	3.338%	3/1/43	155	158
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	2.104%	12/1/43	103	110
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.554%	2.190%	9/1/43	21	21
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	2.610%	6/1/43	83	84
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.614%	2.903%	8/1/39	57	60
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.623%	2/1/36	18	19
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	2.337%	8/1/35	55	59
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.626%	2.424%	10/1/37	22	23
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	3.627%	3/1/38	6	6
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	2.135%	11/1/36	15	16
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	3.381%	1/1/37	22	23
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	2.443%	10/1/42	69	69
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	2.207%	9/1/40	5	5
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	2.540%	6/1/36	3	3
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.104%	12/1/33	13	14
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.687%	2.911%	6/1/42	174	182
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.212%	10/1/39	23	24
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.326%	9/1/42	89	94
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.149%	5/1/40	21	22
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.693%	2.364%	11/1/39	25	26
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	2.445%	7/1/39	7	7
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.453%	8/1/40	13	13
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.245%	10/1/42	47	50
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.452%	1/1/42	84	88
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.678%	7/1/37	17	18
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.128%	12/1/40	34	37
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	2.108%	11/1/39	11	11
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.726%	3.567%	5/1/42	83	87
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	2.229%	9/1/34	14	15
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.732%	2.537%	9/1/43	123	127
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	2.614%	6/1/41	10	10
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.604%	7/1/41	68	72
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.445%	10/1/40	10	11
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	3.512%	5/1/42	26	27
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	3.496%	4/1/41	37	38
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	3.780%	2/1/41	26	27
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	3.098%	7/1/42	53	58
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.792%	3.383%	8/1/42	110	111
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.803%	3/1/42	60	65
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.795%	3/1/42	79	84
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	3.144%	2/1/42	215	231
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.274%	11/1/41	50	54
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	11/1/39	9	10
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.310%	11/1/33–10/1/40	45	48
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.810%	12/1/40	15	16
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.213%	11/1/41	29	31
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.937%	1/1/42	38	41
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.287%	12/1/41	37	40
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.289%	12/1/40	14	15
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/40	13	14

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.082%	5/1/41	34	36
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.815%	2/1/41	19	20
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.816%	2.573%	9/1/40	44	47
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	3.528%	3/1/41	46	49
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.609%	12/1/40	15	16
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.822%	2.327%	12/1/39	20	21
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	3.824%	2/1/41	21	21
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.825%	3/1/41	27	29
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.830%	6/1/41	43	46
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.526%	1/1/40	48	50
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.566%	8/1/39	18	19
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.847%	2.770%	2/1/42	42	46
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.860%	3.610%	5/1/40	7	7
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.809%	11/1/34	27	29
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	4/1/37	36	39
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.155%	3.780%	12/1/37	39	41
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.313%	3.623%	1/1/35	28	30
[4,5,6]	Fannie Mae Pool, 6M USD LIBOR + 1.146%	1.396%	4/1/37	20	21
[4,5,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.715%	8/1/37	25	27
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.511%	3.218%	3/1/37	3	3
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	2.389%	9/1/37	26	27
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.625%	1/1/38	4	4
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.135%	12/1/36	23	25
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.154%	11/1/43	61	63
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.647%	5/1/42	13	13
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	18	19
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	3.695%	2/1/37	16	17
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	3.727%	1/1/35	4	4
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	2.118%	12/1/36	14	15
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.657%	12/1/40	45	48
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.869%	12/1/41	38	41
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.500%	5/1/38	2	2
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.798%	2.040%	12/1/34	6	6
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.773%	12/1/35	24	25
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.831%	2.438%	3/1/42	51	54
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.861%	3.213%	2/1/42	14	15
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.772%	6/1/40	6	7
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.813%	6/1/41	12	13
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.880%	6/1/40	22	23
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.044%	5/1/40	7	7
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.630%	5/1/40	3	3

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.880%	12/1/40–3/1/41	44	46
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	3.790%	2/1/42	35	36
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	2.532%	9/1/40	62	66
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.363%	11/1/40	21	22
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.806%	6/1/40	11	11
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.644%	1/1/41	8	8
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.910%	2/1/41	30	32
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.996%	3.309%	5/1/37	70	73
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.085%	3/1/38	5	5
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.378%	11/1/34	25	27
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.934%	5/1/36	10	10
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.757%	2/1/36	20	22
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	3.769%	10/1/36	22	24
[4,5,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	2.068%	1/1/37	45	48
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38	3	3
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	218	226
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41–6/20/43	351	367
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–3/20/43	495	518
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.125%	10/20/38–12/20/43	605	624
[5,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	9	10
[5,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	11	11
[5,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%	11/20/40	5	6
					6,190
Total U.S. Government and Agency Obligations (Cost $11,900,459)					12,390,753
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[5]	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	58	59
[5]	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	125	126
[5]	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	58	59
[5]	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	150	155
[5]	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	1,125	1,142
[5]	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	125	130
[5]	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	940	954
[5]	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	125	128
[5]	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	1,800	1,801
[5]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	475	480
[5]	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	975	1,012
[5]	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	1,075	1,140
[5]	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	1,350	1,364
[5]	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	500	510
[5]	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	89	90
[5]	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	244	248
[5]	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	150	155
[5]	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	336	340
[5]	AmeriCredit Automobile Receivables Trust 2020-1	1.110%	8/19/24	1,000	1,009
[5]	AmeriCredit Automobile Receivables Trust 2020-2	0.660%	12/18/24	25	25
[5]	AmeriCredit Automobile Receivables Trust 2020-3	0.530%	6/18/25	100	100
[5]	AmeriCredit Automobile Receivables Trust 2020-3	0.760%	12/18/25	100	100
[5]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	167	179
[5]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	300	334
[5]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	1,080	1,226

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	420	473
[5]	BANK 2017 - BNK4	3.625%	5/15/50	800	914
[5]	BANK 2017 - BNK5	3.390%	6/15/60	700	793
[5]	BANK 2017 - BNK5	3.624%	6/15/60	350	389
[5]	BANK 2017 - BNK6	3.254%	7/15/60	175	195
[5]	BANK 2017 - BNK6	3.518%	7/15/60	980	1,119
[5]	BANK 2017 - BNK6	3.741%	7/15/60	780	874
[5]	BANK 2017 - BNK7	3.175%	9/15/60	450	498
[5]	BANK 2017 - BNK7	3.435%	9/15/60	275	313
[5]	BANK 2017 - BNK7	3.748%	9/15/60	300	340
[5]	BANK 2017 - BNK8	3.488%	11/15/50	600	685
[5]	BANK 2017 - BNK8	3.731%	11/15/50	100	114
[5]	BANK 2017 - BNK9	3.279%	11/15/54	600	669
[5]	BANK 2017 - BNK9	3.538%	11/15/54	600	687
[5]	BANK 2018 - BNK10	3.641%	2/15/61	125	141
[5]	BANK 2018 - BNK10	3.688%	2/15/61	400	461
[5]	BANK 2018 - BNK10	3.898%	2/15/61	150	172
[5]	BANK 2018 - BNK11	4.046%	3/15/61	400	471
[5]	BANK 2018 - BNK12	4.255%	5/15/61	500	594
[5]	BANK 2018 - BNK12	4.357%	5/15/61	150	178
[5]	BANK 2018 - BNK13	3.953%	8/15/61	165	192
[5]	BANK 2018 - BNK13	4.217%	8/15/61	225	269
[5]	BANK 2018 - BNK14	4.128%	9/15/60	350	375
[5]	BANK 2018 - BNK14	4.231%	9/15/60	250	297
[5]	BANK 2018 - BNK14	4.481%	9/15/60	175	209
[5]	BANK 2018 - BNK15	4.407%	11/15/61	470	567
[5]	BANK 2019 - BNK16	4.005%	2/15/52	275	325
[5]	BANK 2019 - BNK17	3.714%	4/15/52	360	420
[5]	BANK 2019 - BNK17	3.976%	4/15/52	75	87
[5]	BANK 2019 - BNK18	3.584%	5/15/62	640	741
[5]	BANK 2019 - BNK18	3.826%	5/15/62	200	231
[5]	BANK 2019 - BNK19	3.183%	8/15/61	350	396
[5]	BANK 2019 - BNK19	4.034%	8/15/61	140	144
[5]	BANK 2019 - BNK20	3.011%	9/15/62	725	811
[5]	BANK 2019 - BNK21	2.851%	10/17/52	320	354
[5]	BANK 2019 - BNK21	3.093%	10/17/52	300	331
[5]	BANK 2019 - BNK22	2.978%	11/15/62	315	352
[5]	BANK 2019 - BNK23	2.920%	12/15/52	735	818
[5]	BANK 2019 - BNK23	3.203%	12/15/52	275	308
[5]	BANK 2019 - BNK24	2.960%	11/15/62	575	643
[5]	BANK 2019 - BNK24	3.283%	11/15/62	275	309
[5]	BANK 2020 - BNK25	2.649%	1/15/63	375	409
[5]	BANK 2020 - BNK25	2.841%	1/15/63	265	286
[5]	BANK 2020 - BNK26	2.403%	3/15/63	675	723
[5]	BANK 2020 - BNK26	2.687%	3/15/63	215	230
[5]	BANK 2020 - BNK29	1.997%	11/15/53	250	259
[5]	BANK 2020 - BNK27	2.144%	4/15/63	600	630
[5]	BANK 2020 - BNK27	2.551%	4/15/63	175	187
[5]	BANK 2020 - BNK28	1.844%	3/15/63	180	184
[5]	BANK 2020 - BNK30	1.925%	12/10/53	300	309
[5]	BANK 2020 - BNK30	2.111%	12/10/53	35	36
[5]	Bank of America Credit Card Trust 2018-A1	2.700%	7/17/23	2,000	2,006
[5]	Bank of America Credit Card Trust 2018-A2	3.000%	9/15/23	1,750	1,764
[5]	Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	750	768
	Bank of Nova Scotia	1.875%	4/26/21	600	603
[5]	Barclays Commercial Mortgage Trust 2020-C8	2.040%	10/15/53	525	547
[5]	Barclays Commercial Mortgage Trust 2020-C8	2.398%	10/15/53	110	114
[5]	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	1,175	1,346
[5]	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	325	366
[5]	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	500	599
[5]	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	225	262
[5]	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	1,150	1,271
[5]	BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	100	111

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	625	700
[5]	BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	375	421
[5]	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	450	493
[5]	BBCMS Mortgage Trust 2020-C6	2.840%	2/15/53	143	155
[5]	BBCMS Mortgage Trust 2020-C7	2.037%	4/15/53	150	156
[5]	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.432%	1/12/45	48	48
[5]	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	450	517
[5]	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	200	228
[5]	Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	450	472
[5]	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	2,280	2,651
[5]	Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	625	720
[5]	Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	400	423
[5]	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	1,000	1,173
[5]	Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	250	296
[5]	Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	500	583
[5]	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	200	239
[5]	Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	375	405
[5]	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	450	539
[5]	Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	125	150
[5]	Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	25	30
[5]	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	300	360
[5]	Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	200	241
[5]	Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	300	350
[5]	Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	125	146
[5]	Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	1,175	1,356
[5]	Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	310	357
[5]	Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	300	333
[5]	Benchmark 2019-B14 Mortgage Trust	3.049%	12/15/62	225	252
[5]	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	265	295
[5]	Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	261	309
[5]	Benchmark 2019-IG1 Mortgage Trust	2.687%	9/15/43	575	628
[5]	Benchmark 2019-IG1 Mortgage Trust	2.909%	9/15/43	175	189
[5]	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	375	411
[5]	Benchmark 2020-B16 Mortgage Trust	2.944%	2/15/53	100	110
[5]	Benchmark 2020-B17 Mortgage Trust	2.289%	3/15/53	850	900
[5]	Benchmark 2020-B17 Mortgage Trust	2.582%	3/15/53	105	112
[5]	Benchmark 2020-B19 Mortgage Trust	1.850%	9/15/53	212	217
[5]	Benchmark 2020-B19 Mortgage Trust	2.148%	9/15/53	75	77
[5]	Benchmark 2020-B20 Mortgage Trust	2.034%	10/15/53	425	442
[5]	Benchmark 2020-B20 Mortgage Trust	2.375%	10/15/53	35	37
[5]	Benchmark 2020-B21 Mortgage Trust	1.978%	12/17/53	525	543
[5]	Benchmark 2020-B21 Mortgage Trust	2.254%	12/17/53	50	52
[5]	Benchmark 2020-B22 Mortgage Trust	1.973%	1/15/54	400	413
[5]	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	76	76
[5]	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	125	127
[5]	BMW Vehicle Owner Trust 2020-A	0.480%	10/25/24	100	100
[5]	BMW Vehicle Owner Trust 2020-A	0.620%	4/26/27	25	25
[5]	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	65	76
[5]	Cantor Commercial Real Estate Lending 2019-CF2	2.874%	11/15/52	550	607
[5]	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	560	628
[5]	Cantor Commercial Real Estate Lending 2019-CF3	3.298%	1/15/53	240	269
[5]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	475	483
[5]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	150	156
[5]	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	225	229
[5]	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	50	51
[5]	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	700	718
[5]	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	925	958
[5]	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	500	504
[5]	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	325	334
[5]	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	73	73
[5]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	225	228
[5]	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	128	129
[5]	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	100	102

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	153	155
[5]	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	200	207
[5]	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	750	770
[5]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	100	104
[5]	CarMax Auto Owner Trust 2020-1	1.890%	12/16/24	375	385
[5]	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	55	57
[5]	CarMax Auto Owner Trust 2020-2	1.700%	11/15/24	75	76
[5]	CarMax Auto Owner Trust 2020-3	0.620%	3/17/25	100	101
[5]	CarMax Auto Owner Trust 2020-3	0.770%	3/16/26	25	25
[5]	CarMax Auto Owner Trust 2020-4	0.500%	8/15/25	1,825	1,826
[5]	CarMax Auto Owner Trust 2020-4	0.630%	6/15/26	75	75
[5]	CarMax Auto Owner Trust 2020-4	0.850%	6/15/26	25	25
[5]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	679
[5]	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	680
[5]	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	72
[5]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	573
[5]	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	145
[5]	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	567
[5]	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	336
[5]	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	250	275
[5]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	475	540
[5]	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	275	306
[5]	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	575	683
[5]	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	775	857
[5]	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	720	760
[5]	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	425	482
[5]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	550	602
[5]	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	400	441
[5]	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	950	1,047
[5]	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	300	339
[5]	Chase Issuance Trust 2012-A7	2.160%	9/15/24	1,314	1,357
[5]	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	904
[5]	Chase Issuance Trust 2020-A1	1.530%	1/15/25	1,900	1,950
[5]	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,353
[5]	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	758
[5]	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	775	788
[5]	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	1,900	1,902
[5]	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	2,000	2,145
[5]	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	553	566
[5]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	105
[5]	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	105
[5]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	246
[5]	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	379
[5]	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	45	47
[5]	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	301
[5]	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	108
[5]	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	107
[5]	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	49	51
[5]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	137
[5]	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	136
[5]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	219
[5]	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	158
[5]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	300	328
[5]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	650	713
[5]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	800	868
[5]	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	325	349
[5]	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	650	710
[5]	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	318	338
[5]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	350	392
[5]	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	425	478
[5]	Citigroup Commercial Mortgage Trust 2015-GC36	3.349%	2/10/49	175	192
[5]	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	225	239
[5]	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	425	471
[5]	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	2,100	2,361

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Citigroup Commercial Mortgage Trust 2016-P4	2.646%	7/10/49	250	266
[5]	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	250	274
[5]	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	800	908
[5]	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	200	224
[5]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	1,100	1,252
[5]	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	150	168
[5]	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	150	158
[5]	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	1,200	1,399
[5]	Citigroup Commercial Mortgage Trust 2019-GC41	2.869%	8/10/56	975	1,076
[5]	Citigroup Commercial Mortgage Trust 2019-GC43	3.038%	11/10/52	1,125	1,258
[5]	Citigroup Commercial Mortgage Trust 2020-GC46	2.717%	2/15/53	450	492
[5]	Citigroup Commercial Mortgage Trust 2020-GC46	2.918%	2/15/53	190	207
[5]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	148
[5]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	194
[1,5]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	233
[5]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	348	358
[5]	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	174
[5]	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	123	128
[5]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	280
[5]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	361
[5]	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	219
[5]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	75	79
[5]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	167	177
[5]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	136
[5]	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	79
[5]	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	50
[5]	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	31	33
[5]	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	450	493
[5]	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	150	164
[5]	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,858	1,936
[5]	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	92	96
[5]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	236
[5]	COMM 2013-CCRE9 Mortgage Trust	4.219%	7/10/45	365	389
[5]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	248
[5]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	222	231
[5]	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	160
[5]	COMM 2013-LC6 Mortgage Trust	4.242%	1/10/46	60	61
[5]	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	109	109
[5]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	302
[5]	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	356
[5]	COMM 2014-CCRE14 Mortgage Trust	4.620%	2/10/47	175	190
[5]	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	96	97
[5]	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	75	78
[5]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	230
[5]	COMM 2014-CCRE15 Mortgage Trust	4.692%	2/10/47	105	114
[5]	COMM 2014-CCRE15 Mortgage Trust	4.742%	2/10/47	175	187
[5]	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	68	71
[5]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	304
[5]	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	105
[5]	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	111	115
[5]	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	138
[5]	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	164
[5]	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	719
[5]	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	165
[5]	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	3,817	4,110
[5]	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	356
[5]	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	1	1
[5]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	193
[5]	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	50	53
[5]	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	219
[5]	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	62
[5]	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	39
[5]	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	384

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	247
[5]	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	181
[5]	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	551
[5]	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	70	70
[5]	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	341	358
[5]	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	882
[5]	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	248
[5]	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	57	57
[5]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	634
[5]	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	500	550
[5]	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	217	229
[5]	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	417
[5]	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	192
[5]	COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	483	531
[5]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	476
[5]	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	955
[5]	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	388	413
[5]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	447
[5]	COMM 2015-DC1 Mortgage Trust	3.350%	2/10/48	325	356
[5]	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	63	66
[5]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	462
[5]	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	217
[5]	COMM 2015-LC23 Mortgage Trust	3.774%	10/10/48	200	225
[5]	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	676
[5]	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	535
[5]	COMM 2018-COR3 Mortgage Trust	4.228%	5/10/51	500	594
[5]	COMM 2019-COR2 Mortgage Trust	3.510%	9/10/50	125	142
[5]	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	450	500
[5]	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	400	438
[5]	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	200	218
[5]	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	175	185
[5]	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	550	607
[5]	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	225	239
[5]	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	299	316
[5]	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	925	1,031
[5]	CSAIL 2015-C3 Commercial Mortgage Trust	4.126%	8/15/48	200	183
[5]	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	191	204
[5]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	500	564
[5]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	800	892
[5]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	800	897
[5]	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	575	651
[5]	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	250	281
[5]	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	1,200	1,378
[5]	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	250	298
[5]	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	975	1,139
[5]	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	1,125	1,279
[5]	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	400	487
[5]	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	333
[5]	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	325	356
[5]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	675
[5]	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	166
[5]	DBJPM 20-C9 Mortgage Trust	1.926%	9/15/53	200	206
[5]	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	800	818
[5]	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	1,000	1,059
[5]	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	1,100	1,132
[5]	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	14	14
[5]	Drive Auto Receivables Trust 2020-1	2.080%	7/15/24	300	305
[5]	Drive Auto Receivables Trust 2020-1	2.360%	3/16/26	190	194
[5]	Drive Auto Receivables Trust 2020-2	1.420%	3/17/25	50	51
[4,5]	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	138	138
[4,5]	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	250	252
[4,5]	Fannie Mae-Aces 2013-M12	2.411%	3/25/23	643	666
[4,5]	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	3	3
[4,5]	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	233	240

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Fannie Mae-Aces 2014-M1	3.128%	7/25/23	1,022	1,078
[4,5]	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	481	486
[4,5]	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	439	474
[4,5]	Fannie Mae-Aces 2014-M3	3.495%	1/25/24	403	433
[4,5]	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	596	640
[4,5]	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	274	275
[4,5]	Fannie Mae-Aces 2014-M7	3.234%	6/25/24	861	920
[4,5]	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	513	549
[4,5]	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	733	792
[4,5]	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,010	1,070
[4,5]	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	390
[4,5]	Fannie Mae-Aces 2015-M12	2.797%	5/25/25	850	907
[4,5]	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,124
[4,5]	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	591	629
[4,5]	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	367	391
[4,5]	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	384	390
[4,5]	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	642	682
[4,5]	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	222	230
[4,5]	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	895
[4,5]	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	968
[4,5]	Fannie Mae-Aces 2016-M12	2.444%	9/25/26	950	1,023
[4,5]	Fannie Mae-Aces 2016-M13	2.483%	9/25/26	250	272
[4,5]	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	428	439
[4,5]	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	393	429
[4,5]	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	433
[4,5]	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	863
[4,5]	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	651
[4,5]	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	186	193
[4,5]	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	322
[4,5]	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	1,300	1,385
[4,5]	Fannie Mae-Aces 2017-M1	2.417%	10/25/26	1,200	1,305
[4,5]	Fannie Mae-Aces 2017-M10	2.555%	7/25/24	440	467
[4,5]	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	568
[4,5]	Fannie Mae-Aces 2017-M12	3.079%	6/25/27	1,250	1,410
[4,5]	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	1,150	1,272
[4,5]	Fannie Mae-Aces 2017-M2	2.801%	2/25/27	1,200	1,334
[4,5]	Fannie Mae-Aces 2017-M3	2.477%	12/25/26	1,500	1,636
[4,5]	Fannie Mae-Aces 2017-M4	2.584%	12/25/26	1,200	1,317
[4,5]	Fannie Mae-Aces 2017-M5	3.171%	4/25/29	300	346
[4,5]	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	755
[4,5]	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	1,563	1,757
[4,5]	Fannie Mae-Aces 2018-M1	2.985%	12/25/27	575	650
[4,5]	Fannie Mae-Aces 2018-M12	3.639%	8/25/30	850	1,019
[4,5]	Fannie Mae-Aces 2018-M13	3.697%	9/25/30	825	997
[4,5]	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	475	559
[4,5]	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	1,000	1,086
[4,5]	Fannie Mae-Aces 2018-M2	2.902%	1/25/28	1,425	1,557
[4,5]	Fannie Mae-Aces 2018-M4	3.045%	3/25/28	720	819
[4,5]	Fannie Mae-Aces 2018-M7	3.052%	3/25/28	400	454
[4,5]	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	900	1,073
[4,5]	Fannie Mae-Aces 2019-M1	3.555%	9/25/28	750	883
[4,5]	Fannie Mae-Aces 2019-M2	3.631%	11/25/28	875	1,025
[4,5]	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	1,475	1,624
[4,5]	Fannie Mae-Aces 2019-M5	3.273%	2/25/29	775	862
[4,5]	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	975	1,121
[4,5]	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	475	533
[4,5]	Fannie Mae-Aces 2020-M1	2.444%	10/25/29	565	620
[4,5]	Fannie Mae-Aces 2020-M29	1.492%	5/25/30	350	355
[4,5]	Fannie Mae-Aces 2020-M42	1.270%	7/25/30	1,150	1,145
[4,5]	Fannie Mae-Aces 2020-M46	1.323%	5/25/30	900	914
[4,5]	Fannie Mae-Aces 2020-M5	2.210%	1/25/30	525	560
[4,5]	Fannie Mae-Aces 2020-M52	1.320%	10/25/30	675	685
[4,5]	FHLMC Multifamily Structured Pass Through Certificates 2018-K083	4.050%	9/25/28	3,425	4,149

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	379	380
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	1,289	1,307
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	1,089	1,108
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	100	102
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	915	938
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	1,275	1,316
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	1,275	1,322
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	1,250	1,321
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	296	301
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	1,260	1,339
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	381	391
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	493	508
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	1,208	1,298
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	1,375	1,485
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	50	54
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	116	118
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	1,275	1,387
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	112	116
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	850	929
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	236	245
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	1,025	1,124
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	1,000	1,097
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	112	115
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	2,375	2,567
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	109	112
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	600	658
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	270	279
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	675	740
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	650	719
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	143	150
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	525	585
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	825	918

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	450	497
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	750	839
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	450	502
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	275	305
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	700	769
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	1,000	1,098
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	575	628
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	1,025	1,122
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	500	551
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	800	902
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	1,000	1,139
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	2,000	2,285
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	2,400	2,754
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	1,775	2,038
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	1,300	1,481
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	915	1,046
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	600	682
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K067	3.194%	7/25/27	875	1,002
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	500	574
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	875	1,003
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	275	318
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	400	461
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	450	523
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	675	795
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	1,575	1,882
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	700	839
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	550	661
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	2,400	2,829
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	625	754
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	94	104
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	1,175	1,401
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	475	562

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	975	1,139
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K094	2.903%	6/25/29	1,150	1,308
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K095	2.785%	6/25/29	1,150	1,297
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K096	2.519%	7/25/29	1,000	1,108
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K098	2.425%	8/25/29	1,850	2,038
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K099	2.595%	9/25/29	850	948
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K103	2.651%	11/25/29	1,100	1,236
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K108	1.517%	3/25/30	600	620
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K109	1.558%	4/25/30	1,000	1,036
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K110	1.477%	4/25/30	225	232
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K116	1.378%	7/25/30	1,250	1,273
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	375	436
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	950	1,152
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K1513	2.797%	8/25/34	2,295	2,603
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K1517	1.716%	7/25/35	1,250	1,263
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K1518	1.860%	10/25/35	375	385
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	400	459
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	1,600	1,861
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	900	1,039
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	400	485
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	850	1,037
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	275	337
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	375	468
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	1,300	1,307
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	1,275	1,289
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	113	113
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	800	814
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	262	267
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	1,000	1,099
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	1,565	1,743
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K737	2.525%	10/25/26	1,700	1,861
[4,5]	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	800	872

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	500	579
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	1,000	1,174
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	500	597
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	1,000	1,200
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	284	320
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	800	962
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K087	3.771%	12/25/28	800	958
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K087	2.537%	10/25/29	1,400	1,559
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K090	3.422%	2/25/29	900	1,057
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K101	2.524%	10/25/29	1,500	1,669
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K104	2.253%	1/25/30	1,835	2,001
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K105	1.872%	1/25/30	365	387
[4,5]	FHLMC Multifamily Structured Pass Through Certificates K111	1.350%	5/25/30	550	560
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K114	1.366%	6/25/30	700	713
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K118	1.493%	9/25/30	1,600	1,645
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	150	176
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	200	238
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K1510	3.718%	1/25/31	300	361
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K1510	3.794%	1/25/34	500	615
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K1514	2.859%	10/25/34	950	1,086
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K1516	1.721%	5/25/35	875	884
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	51	51
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	525	537
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	500	524
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	1,000	1,067
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	1,200	1,288
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	1,500	1,615
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	724	774
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	1,175	1,272
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/25/24	89	92
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	1,200	1,331
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	1,000	1,114

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	FHLMC Multifamily Structures Pass Through Certificates K735	2.862%	5/25/26	2,000	2,206
[4,5]	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	800	864
[4,5]	FHLMC Multifamily Structures Pass Through Certificates KC02	3.505%	3/25/29	300	354
[4,5]	FHLMC Multifamily Structures Pass Through Certificates KC02	2.982%	5/25/29	1,650	1,885
[5]	FHLMC Multifamily Structured Pass Through Certificates K1515	1.940%	2/25/35	625	648
[5]	FHLMC Multifamily Structured Pass Through Certificates K739	1.336%	9/25/27	1,850	1,906
[5]	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	550	558
[5]	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	175	182
[5]	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	26	26
[5]	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	250	251
[5]	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	151	151
[5]	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	125	127
[5]	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	61	62
[5]	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	96	96
[5]	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	675	687
[5]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	275	287
[5]	Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	50	51
[5]	Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	600	603
[5]	Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	125	126
[5]	Ford Credit Auto Owner Trust 2020-C	0.410%	7/15/25	275	276
[5]	Ford Credit Auto Owner Trust 2020-C	0.510%	8/15/26	125	126
[5]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	720	746
[5]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	1,000	1,010
[5]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	900	954
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	1,065	1,070
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	175	177
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates	1.500%	10/25/30	1,100	1,131
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates K117	1.406%	8/25/30	1,200	1,225
[4,5]	Freddie Mac Multifamily Structured Pass Through FHMS_K121	0.995%	8/25/30	125	125
[4,5]	Freddie Mac Multifamily Structured Pass Through FHMS_K121	1.547%	10/25/30	700	723
[4,5]	Freddie Mac Multifamily Structured Pass Through FHMS_K122	0.863%	5/25/30	50	50
[4,5]	Freddie Mac Multifamily Structured Pass Through FHMS_K122	1.521%	11/25/30	700	721
[5]	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	191	192
[5]	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	125	127
[5]	GM Financial Automobile Leasing Trust 2020-1	1.670%	12/20/22	105	106
[5]	GM Financial Automobile Leasing Trust 2020-1	1.700%	12/20/23	40	41
[5]	GM Financial Automobile Leasing Trust 2020-2	0.800%	7/20/23	75	76
[5]	GM Financial Automobile Leasing Trust 2020-3	0.450%	8/21/23	180	180
[5]	GM Financial Automobile Leasing Trust 2020-3	0.510%	10/21/24	75	75
[5]	GM Financial Automobile Leasing Trust 2020-3	0.760%	10/21/24	25	25
[5]	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	222	224
[5]	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	400	412
[5]	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	375	382
[5]	GM Financial Consumer Automobile 2020-1	1.900%	3/17/25	115	119
[5]	GM Financial Consumer Automobile 2020-3	0.450%	4/16/25	125	125
[5]	GM Financial Consumer Automobile 2020-4	0.380%	8/18/25	450	451
[5]	GM Financial Consumer Automobile 2020-4	0.500%	2/17/26	65	65

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	140	141
[5]	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	759
[5]	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	270	273
[5]	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	318	328
[5]	GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	255
[5]	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	95
[5]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	289
[5]	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	124
[5]	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	70	73
[5]	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	731
[5]	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	63	67
[5]	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	137
[5]	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	1,025	1,112
[5]	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	295
[5]	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	115	120
[5]	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	165
[5]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	523
[5]	GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	125	119
[5]	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	198	208
[5]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	881
[5]	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	137
[5]	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	130
[5]	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	547
[5]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	496
[5]	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	392	415
[5]	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	196
[5]	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	387	412
[5]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	446
[5]	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	327
[5]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	846
[5]	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	309
[5]	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	221
[5]	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	709
[5]	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	281
[5]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	677
[5]	GS Mortgage Securities Trust 2017-GS6	4.322%	5/10/50	30	33
[5]	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	1,113
[5]	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	294
[5]	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	400	462
[5]	GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	275	305
[5]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	550	618
[5]	GS Mortgage Securities Trust 2019-GS4	3.000%	9/1/52	1,125	1,254
[5]	GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	500	560
[5]	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	525	582
[5]	GS Mortgage Securities Trust 2020-GC45	3.173%	2/13/53	150	167
[5]	GS Mortgage Securities Trust 2020-GC47	2.377%	5/12/53	250	267
[5]	GS Mortgages Securities Trust 2020-GSA2	2.012%	12/12/53	475	489
[5]	GS Mortgages Securities Trust 2020-GSA2	2.224%	12/12/53	75	77
[5]	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	14	14
[5]	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	163	164
[5]	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	275	279
[5]	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	101	102
[5]	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	200	204
[5]	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	665	677
[5]	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	125	130
[5]	Honda Auto Receivables 2020-1 Owner Trust	1.610%	4/22/24	450	459
[5]	Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	70	72
[5]	Honda Auto Receivables 2020-3 Owner Trust	0.370%	10/18/24	375	376
[5]	Honda Auto Receivables 2020-3 Owner Trust	0.460%	4/19/27	75	75
[5]	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	89	89
[5]	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	325	332
[5]	Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	50	51
[5]	Hyundai Auto Receivables Trust 2020-B	0.480%	12/16/24	175	176
[5]	Hyundai Auto Receivables Trust 2020-B	0.620%	12/15/25	75	76

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Hyundai Auto Receivables Trust 2020-C	0.380%	5/15/25	200	200
[5]	Hyundai Auto Receivables Trust 2020-C	0.490%	11/16/26	50	50
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	363	375
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	1,260	1,297
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	399	406
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.142%	12/15/47	144	150
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	109	114
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	83	87
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	199	214
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	300	328
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	150	161
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.962%	12/15/46	150	159
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	673	704
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	3.499%	4/15/46	175	172
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.805%	7/15/47	250	274
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	325	369
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	975	1,066
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	400	456
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	325	363
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	1,250	1,431
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	124	127
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	250	284
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	400	448
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	1,400	1,660
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	850	969
[5]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	75	84
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	122	130
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.038%	7/15/45	81	86
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	128	133
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	790	841
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	220	236
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	36	37
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	435	473

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	275	299
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	113	119
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	625	685
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	125	136
[5]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.888%	1/15/47	188	201
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	474	521
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	93	100
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.794%	2/15/47	113	120
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	2	2
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	225	227
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.996%	4/15/47	225	247
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	175	191
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	77	80
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	100	110
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.996%	8/15/47	75	82
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	650	715
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	175	191
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	319	353
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	188	206
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	45	45
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.638%	11/15/47	150	165
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	300	323
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	750	826
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	200	219
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	360	395
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	200	219
[5]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	200	213
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	334	349
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	218	237
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	500	546
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	100	108
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	187	196

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	350	389
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	368	386
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	425	478
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	200	223
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	185	197
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	443	498
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	370	394
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	425	475
[5]	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	300	339
[5]	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	315	337
[5]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	300	331
[5]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	150	163
[5]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	2,000	2,285
[5]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	425	474
[5]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	275	312
	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.712%	10/15/50	175	199
[5]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	1,000	1,189
[5]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	125	147
[5]	JPMDB Commercial Mortgage Securities Trust 2019-COR6	3.056%	11/13/52	750	841
[5]	JPMDB Commercial Mortgage Securities Trust 2020-COR7	2.180%	5/13/53	250	262
[5]	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	275	279
[5]	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	125	128
[5]	Mercedes-Benz Auto Lease Trust 2020-B	0.500%	6/15/26	50	50
[5]	Mercedes-Benz Auto Receivables Trust 2020-1	0.550%	2/18/25	175	176
[5]	Mercedes-Benz Auto Receivables Trust 2020-1	0.770%	10/15/26	30	30
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	175	181
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	1,600	1,712
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.152%	8/15/46	240	259
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.352%	8/15/46	120	117
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	445	483
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	300	327
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.746%	11/15/46	150	159
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	179	186
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	36	37

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	225	235
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	100	104
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	150	158
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	125	131
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	375	406
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.860%	2/15/47	150	162
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	52	54
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	325	355
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.335%	6/15/47	125	128
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	100	111
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.481%	10/15/47	125	136
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	181	190
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	275	301
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	167	175
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	725	785
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	374	391
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	325	354
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	200	209
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	134	142
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	450	502
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.732%	5/15/48	275	308
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	455	482
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	250	281
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	266	282
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	300	334
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	196	209
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	250	281
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	300	316
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	800	895
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	800	876
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	950	1,050
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	800	915

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	325	364
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	1,000	1,133
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	400	449
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	400	440
[5]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	575	653
[5]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	661
[5]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	229
[5]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	338
[5]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	441
[5]	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	346
[5]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	870
[5]	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	825	932
[5]	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	624
[5]	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	1,050	1,189
[5]	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	125	141
[5]	Morgan Stanley Capital I Trust 2019-H7	3.261%	7/15/52	200	225
[5]	Morgan Stanley Capital I Trust 2019-L2	3.806%	3/15/52	250	290
[5]	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	625	736
[5]	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	775	866
[5]	Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	750	815
[5]	Morgan Stanley Capital I Trust 2020-L4	2.880%	2/15/53	115	125
[1]	National Australia Bank Ltd.	2.250%	3/16/21	625	627
[5]	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	175	177
[5]	Nissan Auto Lease Trust 2020-A	1.880%	4/15/25	75	77
[5]	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	246	248
[5]	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	119	120
[5]	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	400	408
[5]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	550	561
[5]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	150	157
[5]	Nissan Auto Receivables 2019-C Owner Trust	1.930%	7/15/24	650	664
[5]	Nissan Auto Receivables 2019-C Owner Trust	1.950%	5/15/26	150	156
[5]	Nissan Auto Receivables 2020-A Owner Trust	1.380%	12/16/24	150	153
[5]	Nissan Auto Receivables 2020-B Owner Trust	0.550%	7/15/24	200	201
[5]	Nissan Auto Receivables 2020-B Owner Trust	0.710%	2/16/27	50	51
[5]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	119	124
[5]	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	100	111
[5]	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	225	261
	Royal Bank of Canada	2.300%	3/22/21	650	653
[5]	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	139	140
[5]	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	141	142
[5]	Santander Drive Auto Receivables Trust 2020-2	0.960%	11/15/24	100	101
[5]	Santander Drive Auto Receivables Trust 2020-2	1.460%	9/15/25	150	151
[5]	Santander Drive Auto Receivables Trust 2020-3	0.690%	3/17/25	150	150
[5]	Santander Drive Auto Receivables Trust 2020-3	1.120%	1/15/26	100	100
[5]	Santander Drive Auto Receivables Trust 2020-4	0.730%	3/17/25	100	100
[5]	Santander Drive Auto Receivables Trust 2020-4	1.010%	1/15/26	150	151
[5]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	1,200	1,226
[5]	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	1,162	1,168
[5]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	675	701
[5]	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	1,200	1,206
[5]	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	1,175	1,258
[1]	Toronto-Dominion Bank	2.250%	3/15/21	2,000	2,005
[5]	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	113	113
[5]	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	136	136
[5]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	175	178
[5]	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	221	224
[5]	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	100	103
[5]	Toyota Auto Receivables 2020-A Owner Trust	1.660%	5/15/24	565	576
[5]	Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	95	98

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Toyota Auto Receivables 2020-B Owner Trust	1.360%	8/15/24	50	51
[5]	Toyota Auto Receivables 2020-D Owner Trust	0.350%	1/15/25	300	301
[5]	Toyota Auto Receivables 2020-D Owner Trust	0.470%	1/15/26	50	50
[5]	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	894
[5]	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	392
[5]	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	683
[5]	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	167
[5]	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	820
[5]	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	335
[5]	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	522
[5]	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	676
[5]	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	297
[5]	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	400	451
[5]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	600	693
[5]	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	325	365
[5]	UBS Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	800	947
[5]	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	150	177
[5]	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	475	564
[5]	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	170	183
[5]	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	600	721
[5]	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	100	119
[5]	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	975	1,174
[5]	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	575	685
[5]	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	600	689
[5]	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	200	234
[5]	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	325	376
[5]	UBS Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	1,200	1,405
[5]	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	400	462
[5]	UBS Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	125	143
[5]	UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	450	493
[5]	UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	275	305
[5]	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	1,000	1,036
[5]	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	303
[5]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	183
[5]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	78
[5]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	118	119
[5]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	100	103
[5]	Volkswagen Auto Loan Enhanced Trust 2020-1	0.980%	11/20/24	100	101
[5]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	198	205
[5]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	70	73
[5]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	900	980
[5]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	53
[5]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	167	170
[5]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	400	439
[5]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	200	220
[5]	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	336	352
[5]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	200	218
[5]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	175	189
[5]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	872	927
[5]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	625	694
[5]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	117	129
[5]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	226	239
[5]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	625	698
[5]	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	96	101
[5]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	853	933
[5]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	200	212
[5]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	164	176
[5]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	275	310
[5]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	225	251
[5]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	24	24
[5]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	102	105
[5]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	175	191
[5]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	325	348
[5]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	200	227

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	767	850
[5]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	525	567
[5]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	218	232
[5]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	475	529
[5]	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	315	352
[5]	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	325	350
[5]	Wells Fargo Commercial Mortgage Trust 2016-C36	2.807%	11/15/59	175	188
[5]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	325	372
[5]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	350	369
[5]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	614	674
[5]	Wells Fargo Commercial Mortgage Trust 2016-LC25	3.640%	12/15/59	210	238
[5]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	854	968
[5]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	242	271
[5]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	725	819
[5]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	400	449
[5]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	400	440
[5]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	600	683
[5]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	150	170
[5]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	1,000	1,132
[5]	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	1,200	1,368
[5]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	1,200	1,371
[5]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	1,200	1,405
[5]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	200	231
[5]	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	775	913
[5]	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	1,000	1,179
[5]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	475	560
[5]	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	975	1,153
[5]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	575	668
[5]	Wells Fargo Commercial Mortgage Trust 2019-C52	3.143%	8/15/52	350	389
[5]	Wells Fargo Commercial Mortgage Trust 2019-C53	3.040%	10/15/52	750	840
[5]	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	450	507
[5]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	1,075	1,291
[5]	Wells Fargo Commercial Mortgage Trust 2019-C51	3.311%	6/15/52	780	885
[5]	Wells Fargo Commercial Mortgage Trust 2019-C52	2.892%	8/15/52	200	221
[5]	Wells Fargo Commercial Mortgage Trust 2020-C55	2.725%	2/15/53	675	739
[5]	Wells Fargo Commercial Mortgage Trust 2020-C56	2.448%	6/15/53	135	145
[5]	Wells Fargo Commercial Mortgage Trust 2020-C58	2.092%	7/15/53	175	182
[5]	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	600	621
[5]	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	424	431
[5]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	308
[5]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	252
[5]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	180
[5]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	319	329
[5]	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	261
[5]	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	114
[5]	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	54
[5]	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	233
[5]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	46
[5]	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	423
[5]	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	209
[5]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	76	79
[5]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	702
[5]	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	172
[5]	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	104	109
[5]	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	196
[5]	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	314
[5]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	60	63
[5]	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	109
[5]	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	107
[5]	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	107
[5]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,573
[5]	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	54
[5]	WFRBS Commercial Mortgage Trust 2013-C18	4.862%	12/15/46	75	80
[5]	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	174	189

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	WFRBS Commercial Mortgage Trust 2013-UBS1	5.040%	3/15/46	50	54
[5]	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	32	34
[5]	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	53	54
[5]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	193
[5]	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	54
[5]	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	67	71
[5]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	137
[5]	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	135
[5]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	465
[5]	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	650	716
[5]	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	109
[5]	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	191	202
[5]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	138
[5]	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	83
[5]	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	189	195
[5]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	793
[5]	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	325
[5]	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	775	777
[5]	World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	475	484
[5]	World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	350	354
[5]	World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	175	176
[5]	World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	50	50
[5]	World Omni Auto Receivables Trust 2020-C	0.480%	11/17/25	200	201
[5]	World Omni Auto Receivables Trust 2020-C	0.610%	10/15/26	75	76
[5]	World Omni Automobile Lease Securitization Trust 2020-A	1.700%	1/17/23	200	204
[5]	World Omni Automobile Lease Securitization Trust 2020-A	1.790%	6/16/25	115	118
[5]	World Omni Automobile Lease Securitization Trust 2020-B	0.450%	2/15/24	350	350
[5]	World Omni Automobile Lease Securitization Trust 2020-B	0.520%	2/17/26	75	75
[5]	World Omni Select Auto Trust 2020-A	0.550%	7/15/25	50	50
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $477,264)					511,444
Corporate Bonds (11.3%)
Finance (3.4%)
	Banking (2.4%)
	Ally Financial Inc.	4.125%	2/13/22	510	530
	Ally Financial Inc.	3.050%	6/5/23	2,000	2,110
	Ally Financial Inc.	1.450%	10/2/23	4,000	4,075
	Ally Financial Inc.	3.875%	5/21/24	200	219
	Ally Financial Inc.	5.125%	9/30/24	550	632
	Ally Financial Inc.	5.800%	5/1/25	600	713
	Ally Financial Inc.	8.000%	11/1/31	1,600	2,336
	American Express Co.	3.700%	11/5/21	1,000	1,025
	American Express Co.	2.750%	5/20/22	1,000	1,031
	American Express Co.	2.500%	8/1/22	2,400	2,478
	American Express Co.	2.650%	12/2/22	1,500	1,565
	American Express Co.	3.400%	2/27/23	950	1,009
	American Express Co.	3.700%	8/3/23	1,500	1,622
	American Express Co.	3.400%	2/22/24	1,000	1,089
	American Express Co.	2.500%	7/30/24	1,065	1,137
	American Express Co.	3.000%	10/30/24	1,200	1,309
	American Express Co.	3.625%	12/5/24	1,404	1,558
	American Express Co.	4.200%	11/6/25	1,212	1,406
	American Express Co.	4.050%	12/3/42	621	793
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,385
	American Express Credit Corp.	3.300%	5/3/27	1,960	2,231
	Associated Bank NA	3.500%	8/13/21	250	254
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	300	306
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	250	258

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,750	1,826
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	286
	Banco Santander SA	3.848%	4/12/23	1,200	1,287
	Banco Santander SA	2.706%	6/27/24	400	426
	Banco Santander SA	5.179%	11/19/25	1,300	1,519
	Banco Santander SA	4.250%	4/11/27	2,000	2,304
	Banco Santander SA	3.800%	2/23/28	200	226
	Banco Santander SA	4.379%	4/12/28	1,200	1,396
	Banco Santander SA	3.306%	6/27/29	500	559
	Banco Santander SA	3.490%	5/28/30	1,000	1,122
	Bancolombia SA	3.000%	1/29/25	400	416
[5]	Bank of America Corp.	2.738%	1/23/22	1,300	1,300
	Bank of America Corp.	2.503%	10/21/22	1,850	1,882
	Bank of America Corp.	3.300%	1/11/23	925	980
[5]	Bank of America Corp.	3.124%	1/20/23	410	421
[5]	Bank of America Corp.	2.816%	7/21/23	3,575	3,714
	Bank of America Corp.	4.100%	7/24/23	1,425	1,557
[5]	Bank of America Corp.	3.004%	12/20/23	8,200	8,628
[5]	Bank of America Corp.	3.550%	3/5/24	3,535	3,765
[5]	Bank of America Corp.	3.864%	7/23/24	625	678
	Bank of America Corp.	4.200%	8/26/24	3,025	3,368
[5]	Bank of America Corp.	0.810%	10/24/24	2,500	2,521
	Bank of America Corp.	4.000%	1/22/25	4,240	4,743
	Bank of America Corp.	3.950%	4/21/25	3,036	3,419
[5]	Bank of America Corp.	3.093%	10/1/25	2,500	2,702
[5]	Bank of America Corp.	2.456%	10/22/25	1,175	1,251
[5]	Bank of America Corp.	3.366%	1/23/26	1,300	1,426
	Bank of America Corp.	4.450%	3/3/26	5,650	6,577
	Bank of America Corp.	3.500%	4/19/26	830	940
[5]	Bank of America Corp.	1.319%	6/19/26	11,450	11,630
	Bank of America Corp.	4.250%	10/22/26	1,500	1,743
[5]	Bank of America Corp.	1.197%	10/24/26	2,000	2,023
[5]	Bank of America Corp.	3.559%	4/23/27	2,275	2,562
	Bank of America Corp.	3.248%	10/21/27	2,225	2,489
[5]	Bank of America Corp.	3.824%	1/20/28	450	515
[5]	Bank of America Corp.	3.705%	4/24/28	1,400	1,587
[5]	Bank of America Corp.	3.593%	7/21/28	2,250	2,541
[5]	Bank of America Corp.	3.419%	12/20/28	5,357	6,044
[5]	Bank of America Corp.	3.970%	3/5/29	1,425	1,660
[5]	Bank of America Corp.	4.271%	7/23/29	4,275	5,085
[5]	Bank of America Corp.	3.974%	2/7/30	500	586
[5]	Bank of America Corp.	3.194%	7/23/30	2,000	2,231
[5]	Bank of America Corp.	2.884%	10/22/30	4,175	4,560
[5]	Bank of America Corp.	2.496%	2/13/31	175	186
[5]	Bank of America Corp.	2.592%	4/29/31	6,000	6,435
[5]	Bank of America Corp.	1.922%	10/24/31	3,000	3,028
	Bank of America Corp.	6.110%	1/29/37	2,010	2,921
[5]	Bank of America Corp.	4.244%	4/24/38	2,100	2,579
	Bank of America Corp.	7.750%	5/14/38	2,075	3,531
[5]	Bank of America Corp.	4.078%	4/23/40	1,425	1,734
[5]	Bank of America Corp.	2.676%	6/19/41	4,450	4,633
	Bank of America Corp.	5.875%	2/7/42	1,350	2,050
	Bank of America Corp.	5.000%	1/21/44	1,950	2,717
	Bank of America Corp.	4.875%	4/1/44	550	756
	Bank of America Corp.	4.750%	4/21/45	350	473
[5]	Bank of America Corp.	4.443%	1/20/48	1,875	2,484
[5]	Bank of America Corp.	3.946%	1/23/49	1,175	1,448
[5]	Bank of America Corp.	4.330%	3/15/50	700	916
[5]	Bank of America Corp.	4.083%	3/20/51	5,500	6,917
[5]	Bank of America Corp.	2.831%	10/24/51	2,000	2,083
	Bank of America NA	6.000%	10/15/36	600	897
	Bank of Montreal	1.900%	8/27/21	1,500	1,517
	Bank of Montreal	2.900%	3/26/22	2,350	2,426
	Bank of Montreal	2.350%	9/11/22	137	142

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Montreal	2.550%	11/6/22	13	13
	Bank of Montreal	0.450%	12/8/23	500	500
	Bank of Montreal	3.300%	2/5/24	1,000	1,082
	Bank of Montreal	2.500%	6/28/24	800	852
	Bank of Montreal	1.850%	5/1/25	820	859
[5]	Bank of Montreal	4.338%	10/5/28	400	438
[5]	Bank of Montreal	3.803%	12/15/32	1,600	1,806
	Bank of New York Mellon Corp.	2.600%	2/7/22	1,375	1,405
	Bank of New York Mellon Corp.	1.850%	1/27/23	375	386
	Bank of New York Mellon Corp.	2.950%	1/29/23	850	893
	Bank of New York Mellon Corp.	3.500%	4/28/23	625	669
[5]	Bank of New York Mellon Corp.	2.661%	5/16/23	1,275	1,314
	Bank of New York Mellon Corp.	3.450%	8/11/23	525	566
	Bank of New York Mellon Corp.	2.200%	8/16/23	825	864
	Bank of New York Mellon Corp.	3.650%	2/4/24	150	164
	Bank of New York Mellon Corp.	3.250%	9/11/24	600	658
	Bank of New York Mellon Corp.	3.950%	11/18/25	742	860
	Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,324
	Bank of New York Mellon Corp.	2.450%	8/17/26	500	543
	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,698
	Bank of New York Mellon Corp.	3.400%	1/29/28	600	684
[5]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,366
	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	1,117
	Bank of New York Mellon Corp.	3.300%	8/23/29	500	570
	Bank of Nova Scotia	2.375%	1/18/23	2,250	2,338
	Bank of Nova Scotia	1.950%	2/1/23	1,825	1,883
	Bank of Nova Scotia	1.625%	5/1/23	1,000	1,028
	Bank of Nova Scotia	3.400%	2/11/24	500	542
	Bank of Nova Scotia	2.200%	2/3/25	3,575	3,760
	Bank of Nova Scotia	1.300%	6/11/25	3,000	3,071
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,451
	Bank of Nova Scotia	2.700%	8/3/26	425	466
	Banc One Corp.	7.625%	10/15/26	3,000	4,091
	BankUnited Inc.	4.875%	11/17/25	219	252
	Barclays Bank plc	1.700%	5/12/22	800	813
	Barclays plc	3.200%	8/10/21	850	864
	Barclays plc	3.684%	1/10/23	950	978
[5]	Barclays plc	4.610%	2/15/23	1,000	1,042
[5]	Barclays plc	4.338%	5/16/24	1,000	1,080
	Barclays plc	1.007%	12/10/24	1,300	1,307
	Barclays plc	3.650%	3/16/25	3,000	3,311
[5]	Barclays plc	3.932%	5/7/25	800	875
	Barclays plc	4.375%	1/12/26	1,200	1,375
[5]	Barclays plc	2.852%	5/7/26	2,025	2,167
	Barclays plc	5.200%	5/12/26	1,260	1,464
	Barclays plc	4.337%	1/10/28	1,000	1,146
	Barclays plc	4.836%	5/9/28	4,750	5,495
[5]	Barclays plc	4.972%	5/16/29	1,000	1,190
[5]	Barclays plc	5.088%	6/20/30	2,975	3,563
	Barclays plc	2.645%	6/24/31	1,000	1,038
	Barclays plc	3.564%	9/23/35	500	539
	Barclays plc	5.250%	8/17/45	500	683
	BBVA USA	2.875%	6/29/22	1,550	1,602
	BNP Paribas SA	3.250%	3/3/23	375	398
	BNP Paribas SA	4.250%	10/15/24	500	561
[1,5]	BNP Paribas SA	3.052%	1/13/31	1,175	1,275
	BPCE SA	2.750%	12/2/21	500	511
[1]	BPCE SA	3.000%	5/22/22	1,000	1,035
	BPCE SA	4.000%	4/15/24	1,200	1,329
	BPCE SA	3.375%	12/2/26	250	282
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,757
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	1,000	1,009
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,084
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	500	500

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	865
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	201
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	504
[5]	Capital One Bank USA NA	2.014%	1/27/23	750	763
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,205
[5]	Capital One Bank USA NA	2.280%	1/28/26	750	782
	Capital One Financial Corp.	3.050%	3/9/22	675	697
	Capital One Financial Corp.	3.200%	1/30/23	2,000	2,105
	Capital One Financial Corp.	3.500%	6/15/23	82	88
	Capital One Financial Corp.	3.900%	1/29/24	250	273
	Capital One Financial Corp.	3.750%	4/24/24	2,575	2,809
	Capital One Financial Corp.	3.300%	10/30/24	4,050	4,433
	Capital One Financial Corp.	4.250%	4/30/25	502	570
	Capital One Financial Corp.	4.200%	10/29/25	500	567
	Capital One Financial Corp.	3.750%	7/28/26	250	282
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,220
	Capital One Financial Corp.	3.650%	5/11/27	1,750	2,001
	Capital One Financial Corp.	3.800%	1/31/28	2,000	2,311
[5]	Citibank NA	3.165%	2/19/22	2,500	2,508
	Citigroup Inc.	2.350%	8/2/21	600	607
	Citigroup Inc.	4.500%	1/14/22	1,000	1,042
	Citigroup Inc.	2.750%	4/25/22	1,125	1,159
	Citigroup Inc.	4.050%	7/30/22	2,225	2,347
	Citigroup Inc.	2.700%	10/27/22	1,550	1,612
[5]	Citigroup Inc.	2.312%	11/4/22	750	761
[5]	Citigroup Inc.	3.142%	1/24/23	2,000	2,055
	Citigroup Inc.	3.500%	5/15/23	450	481
	Citigroup Inc.	3.875%	10/25/23	1,725	1,895
	Citigroup Inc.	3.750%	6/16/24	2,975	3,284
	Citigroup Inc.	4.000%	8/5/24	725	805
	Citigroup Inc.	0.776%	10/30/24	2,000	2,006
	Citigroup Inc.	3.875%	3/26/25	3,544	3,946
	Citigroup Inc.	3.300%	4/27/25	275	304
	Citigroup Inc.	4.400%	6/10/25	1,975	2,255
	Citigroup Inc.	5.500%	9/13/25	1,000	1,197
	Citigroup Inc.	3.700%	1/12/26	400	454
	Citigroup Inc.	4.600%	3/9/26	975	1,141
[5]	Citigroup Inc.	3.106%	4/8/26	5,750	6,286
	Citigroup Inc.	3.400%	5/1/26	750	845
	Citigroup Inc.	3.200%	10/21/26	3,000	3,344
	Citigroup Inc.	4.300%	11/20/26	775	904
	Citigroup Inc.	4.450%	9/29/27	3,450	4,048
[5]	Citigroup Inc.	3.887%	1/10/28	2,075	2,366
	Citigroup Inc.	6.625%	1/15/28	800	1,048
[5]	Citigroup Inc.	3.668%	7/24/28	2,675	3,037
	Citigroup Inc.	4.125%	7/25/28	425	493
[5]	Citigroup Inc.	3.520%	10/27/28	1,760	1,984
[5]	Citigroup Inc.	3.980%	3/20/30	2,000	2,345
[5]	Citigroup Inc.	2.976%	11/5/30	1,175	1,284
[5]	Citigroup Inc.	2.666%	1/29/31	175	187
[5]	Citigroup Inc.	4.412%	3/31/31	8,750	10,606
[5]	Citigroup Inc.	2.572%	6/3/31	2,500	2,660
	Citigroup Inc.	5.875%	2/22/33	200	269
	Citigroup Inc.	6.000%	10/31/33	525	712
	Citigroup Inc.	6.125%	8/25/36	1,699	2,373
[5]	Citigroup Inc.	3.878%	1/24/39	1,100	1,309
	Citigroup Inc.	8.125%	7/15/39	1,099	1,962
[5]	Citigroup Inc.	5.316%	3/26/41	4,950	6,952
	Citigroup Inc.	5.875%	1/30/42	800	1,213
	Citigroup Inc.	5.300%	5/6/44	750	1,052
	Citigroup Inc.	4.650%	7/30/45	1,000	1,338
	Citigroup Inc.	4.750%	5/18/46	325	432
	Citigroup Inc.	4.650%	7/23/48	1,480	2,034
	Citizens Bank NA	2.650%	5/26/22	600	618

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citizens Bank NA	3.700%	3/29/23	250	267
	Citizens Bank NA	3.250%	2/14/22	400	411
	Citizens Bank NA	3.750%	2/18/26	500	566
	Citizens Financial Group Inc.	4.300%	12/3/25	825	949
	Citizens Financial Group Inc.	2.850%	7/27/26	1,775	1,975
	Citizens Financial Group Inc.	2.500%	2/6/30	450	478
[1]	Citizens Financial Group Inc.	2.638%	9/30/32	180	190
	Comerica Bank	4.000%	7/27/25	578	650
	Comerica Inc.	3.700%	7/31/23	750	810
	Cooperatieve Rabobank UA	2.750%	1/10/22	300	307
	Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,156
	Cooperatieve Rabobank UA	3.950%	11/9/22	975	1,035
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,675	2,976
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,815	2,033
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	912
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	2,031
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	1,110
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,750	3,850
	Credit Suisse AG	3.000%	10/29/21	800	818
	Credit Suisse AG	2.100%	11/12/21	400	406
	Credit Suisse AG	3.625%	9/9/24	2,325	2,578
	Credit Suisse AG	2.800%	4/8/22	750	774
[1]	Credit Suisse Group AG	3.574%	1/9/23	1,175	1,212
[1,5]	Credit Suisse Group AG	4.194%	4/1/31	1,000	1,172
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,100	1,159
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	2,335	2,512
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,500	1,664
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,300	1,516
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	2,450	3,421
	Credit Suisse USA Inc.	7.125%	7/15/32	465	723
	Deutsche Bank AG	4.250%	10/14/21	2,700	2,766
	Deutsche Bank AG	3.300%	11/16/22	2,500	2,610
	Deutsche Bank AG	3.950%	2/27/23	1,300	1,378
	Deutsche Bank AG	4.100%	1/13/26	400	445
	Deutsche Bank AG	3.700%	5/30/24	775	832
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,630
[5]	Deutsche Bank AG	3.547%	9/18/31	500	542
	Discover Bank	3.200%	8/9/21	350	355
	Discover Bank	3.350%	2/6/23	600	633
	Discover Bank	4.200%	8/8/23	500	547
	Discover Bank	2.450%	9/12/24	600	632
	Discover Bank	4.250%	3/13/26	1,125	1,291
	Discover Bank	3.450%	7/27/26	500	558
[5]	Discover Bank	4.682%	8/9/28	425	449
	Discover Bank	4.650%	9/13/28	500	597
	Discover Bank	2.700%	2/6/30	400	425
	Discover Financial Services	3.850%	11/21/22	225	239
	Discover Financial Services	3.950%	11/6/24	350	387
	Discover Financial Services	3.750%	3/4/25	953	1,048
	Discover Financial Services	4.500%	1/30/26	1,000	1,154
	Discover Financial Services	4.100%	2/9/27	1,175	1,353
	Fifth Third Bancorp	3.500%	3/15/22	950	984
	Fifth Third Bancorp	4.300%	1/16/24	475	524
	Fifth Third Bancorp	3.650%	1/25/24	500	544
	Fifth Third Bancorp	2.375%	1/28/25	1,823	1,940
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,630
	Fifth Third Bancorp	3.950%	3/14/28	300	352
	Fifth Third Bancorp	8.250%	3/1/38	710	1,198
	Fifth Third Bank	2.875%	10/1/21	1,435	1,459
	Fifth Third Bank	3.950%	7/28/25	625	714
	Fifth Third Bank	3.850%	3/15/26	1,500	1,697
	Fifth Third Bank	1.800%	1/30/23	315	324
	Fifth Third Bank	2.250%	2/1/27	1,165	1,241
	First Republic Bank	4.375%	8/1/46	200	253

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	First Republic Bank	4.625%	2/13/47	375	493
[5]	First Republic Bank	1.912%	2/12/24	500	515
	FirstMerit Bank NA	4.270%	11/25/26	450	515
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,366
	Goldman Sachs Group Inc.	5.750%	1/24/22	2,375	2,509
	Goldman Sachs Group Inc.	3.000%	4/26/22	3,450	3,479
[5]	Goldman Sachs Group Inc.	2.876%	10/31/22	3,095	3,153
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,725	1,838
	Goldman Sachs Group Inc.	3.200%	2/23/23	2,805	2,963
[5]	Goldman Sachs Group Inc.	2.908%	6/5/23	3,650	3,780
	Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	5,435
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,750	1,923
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	5,433
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	1,112
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	1,122
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,765
	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	2,019
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,288
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,255
[5]	Goldman Sachs Group Inc.	3.691%	6/5/28	5,550	6,392
[5]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,383
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,541
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	7,542
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	4,342
	Goldman Sachs Group Inc.	6.750%	10/1/37	3,620	5,486
[5]	Goldman Sachs Group Inc.	4.017%	10/31/38	1,730	2,107
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	1,500	1,909
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	3,261
	Goldman Sachs Group Inc.	4.800%	7/8/44	1,575	2,177
	Goldman Sachs Group Inc.	5.150%	5/22/45	1,575	2,173
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	729
	HSBC Bank USA NA	7.000%	1/15/39	650	1,030
[5]	HSBC Holdings plc	3.262%	3/13/23	3,525	3,637
	HSBC Holdings plc	3.600%	5/25/23	1,525	1,640
	HSBC Holdings plc	4.250%	3/14/24	1,000	1,103
[5]	HSBC Holdings plc	3.950%	5/18/24	2,100	2,263
[5]	HSBC Holdings plc	3.803%	3/11/25	2,800	3,057
[5]	HSBC Holdings plc	2.633%	11/7/25	200	213
	HSBC Holdings plc	4.300%	3/8/26	3,570	4,114
[5]	HSBC Holdings plc	1.645%	4/18/26	3,000	3,062
	HSBC Holdings plc	3.900%	5/25/26	1,950	2,225
[5]	HSBC Holdings plc	2.099%	6/4/26	7,135	7,406
[5]	HSBC Holdings plc	4.292%	9/12/26	3,100	3,519
	HSBC Holdings plc	4.375%	11/23/26	1,000	1,153
	HSBC Holdings plc	1.589%	5/24/27	1,000	1,014
[5]	HSBC Holdings plc	4.041%	3/13/28	1,000	1,135
[5]	HSBC Holdings plc	2.013%	9/22/28	6,000	6,093
[5]	HSBC Holdings plc	4.583%	6/19/29	800	946
	HSBC Holdings plc	4.950%	3/31/30	3,425	4,255
[5]	HSBC Holdings plc	2.848%	6/4/31	2,000	2,136
[5]	HSBC Holdings plc	2.357%	8/18/31	4,000	4,108
	HSBC Holdings plc	7.625%	5/17/32	400	581
	HSBC Holdings plc	7.350%	11/27/32	400	534
	HSBC Holdings plc	6.500%	5/2/36	2,485	3,592
	HSBC Holdings plc	6.500%	9/15/37	660	955
	HSBC Holdings plc	6.800%	6/1/38	1,450	2,182
	HSBC Holdings plc	6.100%	1/14/42	200	301
	HSBC Holdings plc	5.250%	3/14/44	1,200	1,668
	HSBC USA Inc.	3.500%	6/23/24	400	438
	Huntington Bancshares Inc.	2.300%	1/14/22	259	263
	Huntington Bancshares Inc.	2.625%	8/6/24	250	266
	Huntington Bancshares Inc.	4.000%	5/15/25	400	453
	Huntington Bancshares Inc.	2.550%	2/4/30	125	134
	Huntington National Bank	3.125%	4/1/22	400	413

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington National Bank	2.500%	8/7/22	600	619
	Huntington National Bank	1.800%	2/3/23	1,125	1,156
	Huntington National Bank	3.550%	10/6/23	650	703
	ING Groep NV	3.150%	3/29/22	700	724
	ING Groep NV	4.100%	10/2/23	1,500	1,647
	ING Groep NV	3.550%	4/9/24	400	436
	ING Groep NV	3.950%	3/29/27	1,300	1,503
	ING Groep NV	4.550%	10/2/28	1,000	1,214
	ING Groep NV	4.050%	4/9/29	610	723
	JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,548
	JPMorgan Chase & Co.	2.972%	1/15/23	650	668
	JPMorgan Chase & Co.	3.200%	1/25/23	4,375	4,633
[5]	JPMorgan Chase & Co.	2.776%	4/25/23	1,500	1,549
	JPMorgan Chase & Co.	3.375%	5/1/23	1,705	1,821
	JPMorgan Chase & Co.	2.700%	5/18/23	100	105
[5]	JPMorgan Chase & Co.	3.559%	4/23/24	3,130	3,351
	JPMorgan Chase & Co.	3.625%	5/13/24	622	687
[5]	JPMorgan Chase & Co.	1.514%	6/1/24	8,840	9,058
[5]	JPMorgan Chase & Co.	3.797%	7/23/24	725	784
	JPMorgan Chase & Co.	3.875%	9/10/24	2,200	2,456
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	3,000	3,296
	JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,622
[5]	JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,594
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,475
[5]	JPMorgan Chase & Co.	2.301%	10/15/25	3,000	3,183
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,849
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,260
	JPMorgan Chase & Co.	2.950%	10/1/26	3,950	4,379
	JPMorgan Chase & Co.	1.045%	11/19/26	1,000	1,011
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,914
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,126
[5]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	4,044
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	775	879
[5]	JPMorgan Chase & Co.	2.182%	6/1/28	4,450	4,722
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	3,302
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,983
[5]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,845
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	2,168
[5]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	6,975
[5]	JPMorgan Chase & Co.	2.956%	5/13/31	3,000	3,284
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	1,009
	JPMorgan Chase & Co.	6.400%	5/15/38	3,010	4,659
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	1,980	2,393
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	2,016
[5]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	8,933
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,773
	JPMorgan Chase & Co.	5.625%	8/16/43	2,000	3,001
	JPMorgan Chase & Co.	4.950%	6/1/45	3,250	4,583
[5]	JPMorgan Chase & Co.	4.260%	2/22/48	1,775	2,304
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	4,396
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	3,623
	KeyBank NA	2.500%	11/22/21	300	306
	KeyBank NA	2.400%	6/9/22	1,000	1,029
	KeyBank NA	2.300%	9/14/22	500	517
	KeyBank NA	3.375%	3/7/23	500	532
	KeyBank NA	3.300%	6/1/25	500	556
[5]	KeyBank NA	3.180%	10/15/27	250	260
	KeyBank NA	0.423%	1/3/24	500	500
	KeyCorp	5.100%	3/24/21	1,310	1,324
	KeyCorp	4.150%	10/29/25	850	985
	KeyCorp	2.250%	4/6/27	750	801
	KeyCorp	4.100%	4/30/28	1,400	1,660
	KeyCorp	2.550%	10/1/29	600	648
	Lloyds Banking Group plc	3.000%	1/11/22	1,000	1,026

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	2.858%	3/17/23	975	1,002
	Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,588
[5]	Lloyds Banking Group plc	2.907%	11/7/23	1,200	1,248
	Lloyds Banking Group plc	3.900%	3/12/24	800	879
	Lloyds Banking Group plc	4.450%	5/8/25	500	571
[5]	Lloyds Banking Group plc	3.870%	7/9/25	4,000	4,393
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	2,340
[5]	Lloyds Banking Group plc	2.438%	2/5/26	750	790
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	1,148
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	1,133
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	3,577
	Lloyds Banking Group plc	3.574%	11/7/28	1,000	1,121
	Lloyds Banking Group plc	4.344%	1/9/48	500	610
	M&T Bank Corp.	3.550%	7/26/23	550	595
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,546
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	282
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	772
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	800	827
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	2,575	2,663
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	1,035
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,200	1,277
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,626
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	210
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,299
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	800	856
[5]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	1,000	1,004
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,720	3,928
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	2,232
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	510
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	270
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	765
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,752
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	1,132
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	3,077
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	500	596
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,514
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	925
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,263
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	1,037
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	254
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	1,000	1,209
	Mizuho Financial Group Inc.	2.953%	2/28/22	500	515
	Mizuho Financial Group Inc.	3.549%	3/5/23	425	453
[5]	Mizuho Financial Group Inc.	2.721%	7/16/23	1,625	1,676
	Mizuho Financial Group Inc.	0.849%	9/8/24	1,000	1,001
[5]	Mizuho Financial Group Inc.	3.922%	9/11/24	300	326
[5]	Mizuho Financial Group Inc.	2.839%	7/16/25	1,625	1,728
[5]	Mizuho Financial Group Inc.	2.555%	9/13/25	400	424
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	283
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	467
[5]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	1,185
[5]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,651
[5]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	1,064
	Morgan Stanley	2.625%	11/17/21	200	204
	Morgan Stanley	2.750%	5/19/22	2,547	2,630
	Morgan Stanley	4.875%	11/1/22	1,575	1,696
	Morgan Stanley	3.125%	1/23/23	2,000	2,111
	Morgan Stanley	3.750%	2/25/23	682	730
	Morgan Stanley	4.100%	5/22/23	2,025	2,194
	Morgan Stanley	0.560%	11/10/23	3,000	3,004
	Morgan Stanley	3.875%	4/29/24	3,814	4,216
[5]	Morgan Stanley	2.720%	7/22/25	1,948	2,084
	Morgan Stanley	4.000%	7/23/25	4,164	4,746
	Morgan Stanley	5.000%	11/24/25	1,100	1,313

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	3.875%	1/27/26	1,800	2,061
[5]	Morgan Stanley	2.188%	4/28/26	750	792
	Morgan Stanley	3.125%	7/27/26	3,150	3,509
	Morgan Stanley	6.250%	8/9/26	975	1,241
	Morgan Stanley	4.350%	9/8/26	4,780	5,615
	Morgan Stanley	0.985%	12/10/26	3,600	3,620
	Morgan Stanley	3.625%	1/20/27	2,135	2,446
	Morgan Stanley	3.950%	4/23/27	745	855
[5]	Morgan Stanley	3.591%	7/22/28	3,040	3,468
[5]	Morgan Stanley	3.772%	1/24/29	2,850	3,292
[5]	Morgan Stanley	2.699%	1/22/31	175	190
[5]	Morgan Stanley	3.622%	4/1/31	8,000	9,260
	Morgan Stanley	1.794%	2/13/32	2,000	2,009
	Morgan Stanley	7.250%	4/1/32	705	1,085
[5]	Morgan Stanley	3.971%	7/22/38	2,100	2,578
	Morgan Stanley	6.375%	7/24/42	2,400	3,905
	Morgan Stanley	4.300%	1/27/45	2,850	3,793
	Morgan Stanley	4.375%	1/22/47	750	1,016
[5]	Morgan Stanley	5.597%	3/24/51	2,000	3,197
	MUFG Americas Holdings Corp.	3.500%	6/18/22	275	287
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,280	1,386
	MUFG Union Bank NA	3.150%	4/1/22	3,250	3,356
	MUFG Union Bank NA	2.100%	12/9/22	1,945	2,007
	National Australia Bank Ltd.	3.700%	11/4/21	500	514
	National Australia Bank Ltd.	2.800%	1/10/22	1,000	1,026
	National Australia Bank Ltd.	3.000%	1/20/23	755	795
	National Australia Bank Ltd.	3.625%	6/20/23	250	270
	National Australia Bank Ltd.	3.375%	1/14/26	150	169
	National Australia Bank Ltd.	2.500%	7/12/26	950	1,035
	National Bank of Canada	2.100%	2/1/23	1,080	1,111
	National Bank of Canada	0.550%	11/15/24	500	502
[5]	Natwest Group plc	3.498%	5/15/23	1,400	1,454
	Natwest Group plc	3.875%	9/12/23	2,500	2,712
	Natwest Group plc	6.000%	12/19/23	600	684
[5]	Natwest Group plc	4.519%	6/25/24	1,000	1,090
[5]	Natwest Group plc	4.269%	3/22/25	3,800	4,168
[5]	Natwest Group plc	3.073%	5/22/28	2,450	2,641
[5]	Natwest Group plc	4.892%	5/18/29	2,000	2,398
[5]	Natwest Group plc	3.032%	11/28/35	1,200	1,235
	Northern Trust Corp.	2.375%	8/2/22	745	770
	Northern Trust Corp.	3.950%	10/30/25	600	694
	Northern Trust Corp.	3.650%	8/3/28	325	381
	Northern Trust Corp.	3.150%	5/3/29	500	567
[5]	Northern Trust Corp.	3.375%	5/8/32	275	301
	People’s United Bank NA	4.000%	7/15/24	275	297
	People’s United Financial Inc.	3.650%	12/6/22	413	432
	PNC Bank NA	2.550%	12/9/21	2,100	2,136
	PNC Bank NA	2.625%	2/17/22	1,200	1,226
	PNC Bank NA	2.450%	7/28/22	400	413
[5]	PNC Bank NA	2.028%	12/9/22	590	599
	PNC Bank NA	2.950%	1/30/23	1,100	1,157
[5]	PNC Bank NA	1.743%	2/24/23	750	761
	PNC Bank NA	3.800%	7/25/23	700	756
	PNC Bank NA	3.300%	10/30/24	887	976
	PNC Bank NA	2.950%	2/23/25	1,089	1,192
	PNC Bank NA	3.250%	6/1/25	825	915
	PNC Bank NA	4.200%	11/1/25	825	946
	PNC Bank NA	3.100%	10/25/27	250	280
	PNC Bank NA	3.250%	1/22/28	600	683
	PNC Bank NA	4.050%	7/26/28	1,000	1,182
	PNC Bank NA	2.700%	10/22/29	300	327
	PNC Financial Services Group Inc.	2.854%	11/9/22	400	419
	PNC Financial Services Group Inc.	3.500%	1/23/24	200	218
	PNC Financial Services Group Inc.	3.900%	4/29/24	500	553

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	3.150%	5/19/27	700	789
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	3,321
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,475
	PNC Funding Corp.	3.300%	3/8/22	1,280	1,321
	Regions Bank	6.450%	6/26/37	500	705
	Regions Financial Corp.	3.800%	8/14/23	650	704
	Regions Financial Corp.	7.375%	12/10/37	500	762
	Royal Bank of Canada	3.200%	4/30/21	2,700	2,727
	Royal Bank of Canada	2.750%	2/1/22	1,400	1,437
	Royal Bank of Canada	2.800%	4/29/22	1,000	1,031
	Royal Bank of Canada	1.950%	1/17/23	400	413
	Royal Bank of Canada	1.600%	4/17/23	900	925
	Royal Bank of Canada	3.700%	10/5/23	1,050	1,144
	Royal Bank of Canada	2.550%	7/16/24	975	1,043
	Royal Bank of Canada	2.250%	11/1/24	1,750	1,861
	Royal Bank of Canada	1.150%	6/10/25	2,050	2,089
	Royal Bank of Canada	4.650%	1/27/26	750	885
	Royal Bank of Scotland Group plc	5.125%	5/28/24	1,890	2,106
	Royal Bank of Scotland Group plc	4.800%	4/5/26	225	265
[5]	Royal Bank of Scotland Group plc	3.754%	11/1/29	200	212
[5]	Royal Bank of Scotland Group plc	5.076%	1/27/30	1,140	1,396
[5]	Royal Bank of Scotland Group plc	4.445%	5/8/30	175	208
	Santander Holdings USA Inc.	3.400%	1/18/23	850	891
	Santander Holdings USA Inc.	4.500%	7/17/25	867	980
	Santander Holdings USA Inc.	3.244%	10/5/26	3,850	4,190
	Santander Holdings USA Inc.	4.400%	7/13/27	900	1,025
	Santander UK Group Holdings plc	2.875%	8/5/21	825	835
	Santander UK Group Holdings plc	3.571%	1/10/23	700	721
	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	3,017
[5]	Santander UK Group Holdings plc	3.823%	11/3/28	500	562
	Santander UK plc	2.100%	1/13/23	1,810	1,868
	Santander UK plc	4.000%	3/13/24	1,200	1,323
	Santander UK plc	2.875%	6/18/24	250	267
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	1,004
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	515
[1]	Societe Generale SA	3.000%	1/22/30	1,000	1,067
[1,5]	Standard Chartered plc	4.644%	4/1/31	1,000	1,203
	State Street Corp.	2.825%	3/30/22	750	772
[5]	State Street Corp.	2.653%	5/15/23	2,000	2,053
	State Street Corp.	3.100%	5/15/23	550	585
[5]	State Street Corp.	3.776%	12/3/24	1,000	1,095
	State Street Corp.	3.550%	8/18/25	635	717
[5]	State Street Corp.	2.354%	11/1/25	550	584
	State Street Corp.	2.650%	5/19/26	4,500	4,945
[5]	State Street Corp.	4.141%	12/3/29	800	964
	State Street Corp.	2.400%	1/24/30	625	679
[5]	State Street Corp.	3.031%	11/1/34	550	600
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	338
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	81
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	792
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,925	3,182
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,294
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	1,026
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	831
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,582
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,082
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,186
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,500	2,664
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	1,500	1,590
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,805	1,913
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	750	767
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	800	868
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	720
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	1,122

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,920
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,935
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	650	758
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	250	299
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	1,109
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	1,202
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	434
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,280
	SVB Financial Group	3.500%	1/29/25	319	348
	SVB Financial Group	3.125%	6/5/30	300	334
	Svenska Handelsbanken AB	2.450%	3/30/21	650	653
	Synchrony Bank	3.000%	6/15/22	350	361
	Synchrony Financial	3.750%	8/15/21	300	304
	Synchrony Financial	2.850%	7/25/22	300	310
	Synchrony Financial	4.375%	3/19/24	500	549
	Synchrony Financial	4.250%	8/15/24	700	766
	Synchrony Financial	4.500%	7/23/25	1,298	1,457
	Synchrony Financial	3.700%	8/4/26	500	552
	Synchrony Financial	3.950%	12/1/27	1,125	1,255
[5]	Synovus Bank	2.289%	2/10/23	250	253
	Synovus Financial Corp.	3.125%	11/1/22	250	260
	Toronto-Dominion Bank	2.125%	4/7/21	2,000	2,010
	Toronto-Dominion Bank	1.900%	12/1/22	900	928
	Toronto-Dominion Bank	0.750%	6/12/23	5,000	5,038
	Toronto-Dominion Bank	2.650%	6/12/24	3,000	3,214
	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,578
[5]	Toronto-Dominion Bank	3.625%	9/15/31	500	566
	Truist Bank	2.625%	1/15/22	1,000	1,022
	Truist Bank	2.800%	5/17/22	2,000	2,065
[5]	Truist Bank	3.502%	8/2/22	425	432
	Truist Bank	3.000%	2/2/23	450	473
	Truist Bank	2.750%	5/1/23	250	263
	Truist Bank	3.200%	4/1/24	3,000	3,255
[5]	Truist Bank	3.689%	8/2/24	725	784
	Truist Bank	2.150%	12/6/24	2,300	2,435
	Truist Bank	3.625%	9/16/25	2,600	2,919
	Truist Bank	3.300%	5/15/26	725	810
	Truist Bank	3.800%	10/30/26	400	461
	Truist Financial Corp.	2.900%	3/3/21	300	300
	Truist Financial Corp.	2.700%	1/27/22	500	512
	Truist Financial Corp.	2.750%	4/1/22	750	770
	Truist Financial Corp.	3.050%	6/20/22	1,000	1,037
	Truist Financial Corp.	3.750%	12/6/23	900	987
	Truist Financial Corp.	2.500%	8/1/24	100	106
	Truist Financial Corp.	2.850%	10/26/24	791	852
	Truist Financial Corp.	4.000%	5/1/25	35	39
	Truist Financial Corp.	3.700%	6/5/25	1,902	2,142
	Truist Financial Corp.	1.200%	8/5/25	500	513
	Truist Financial Corp.	1.125%	8/3/27	2,750	2,767
	Truist Financial Corp.	3.875%	3/19/29	600	699
	Truist Financial Corp.	1.950%	6/5/30	300	312
[1,5]	UBS Group AG	3.126%	8/13/30	1,175	1,315
	US Bancorp	2.625%	1/24/22	2,000	2,046
	US Bancorp	3.000%	3/15/22	575	593
	US Bancorp	2.950%	7/15/22	375	389
	US Bancorp	3.700%	1/30/24	650	709
	US Bancorp	3.375%	2/5/24	1,000	1,086
	US Bancorp	2.400%	7/30/24	825	878
	US Bancorp	3.950%	11/17/25	150	173
	US Bancorp	3.100%	4/27/26	1,500	1,670
	US Bancorp	2.375%	7/22/26	125	135
	US Bancorp	3.150%	4/27/27	1,450	1,626
	US Bancorp	3.900%	4/26/28	525	624
	US Bancorp	3.000%	7/30/29	1,775	1,974

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bank NA	2.850%	1/23/23	600	630
	US Bank NA	3.400%	7/24/23	850	913
	US Bank NA	2.800%	1/27/25	1,749	1,898
	US Bank NA	3.450%	11/16/21	300	307
	US Bank NA	1.800%	1/21/22	1,250	1,269
	US Bank NA	2.650%	5/23/22	1,250	1,288
	US Bank NA	1.950%	1/9/23	1,220	1,259
	US Bank NA	2.050%	1/21/25	1,250	1,319
	Wachovia Corp.	6.605%	10/1/25	1,000	1,225
	Wachovia Corp.	7.500%	4/15/35	150	221
	Wachovia Corp.	5.500%	8/1/35	325	437
	Wachovia Corp.	6.550%	10/15/35	100	132
	Wells Fargo & Co.	3.500%	3/8/22	600	622
	Wells Fargo & Co.	2.625%	7/22/22	295	305
	Wells Fargo & Co.	3.069%	1/24/23	4,875	5,006
	Wells Fargo & Co.	3.450%	2/13/23	3,500	3,706
	Wells Fargo & Co.	4.125%	8/15/23	1,675	1,826
	Wells Fargo & Co.	3.750%	1/24/24	1,000	1,090
[5]	Wells Fargo & Co.	1.654%	6/2/24	5,000	5,118
	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,287
[5]	Wells Fargo & Co.	2.406%	10/30/25	3,400	3,590
	Wells Fargo & Co.	3.000%	4/22/26	4,025	4,429
	Wells Fargo & Co.	2.188%	4/30/26	3,000	3,159
	Wells Fargo & Co.	4.100%	6/3/26	1,925	2,202
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,522
	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,753
[5]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,595
	Wells Fargo & Co.	4.150%	1/24/29	200	237
[5]	Wells Fargo & Co.	2.879%	10/30/30	8,000	8,680
	Wells Fargo & Co.	4.478%	4/4/31	5,210	6,367
	Wells Fargo & Co.	3.068%	4/30/41	6,000	6,500
	Wells Fargo & Co.	5.375%	11/2/43	1,550	2,150
	Wells Fargo & Co.	5.606%	1/15/44	1,900	2,682
	Wells Fargo & Co.	4.650%	11/4/44	2,175	2,784
	Wells Fargo & Co.	3.900%	5/1/45	650	811
	Wells Fargo & Co.	4.900%	11/17/45	2,300	3,060
	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,716
	Wells Fargo & Co.	4.750%	12/7/46	2,175	2,845
	Wells Fargo & Co.	5.013%	4/4/51	5,500	7,808
	Wells Fargo & Co.	5.950%	12/1/86	425	564
	Wells Fargo Bank NA	3.550%	8/14/23	2,500	2,700
	Wells Fargo Bank NA	5.950%	8/26/36	550	769
	Wells Fargo Bank NA	5.850%	2/1/37	425	598
	Wells Fargo Bank NA	6.600%	1/15/38	605	917
	Westpac Banking Corp.	2.000%	8/19/21	1,000	1,011
	Westpac Banking Corp.	2.500%	6/28/22	2,400	2,479
	Westpac Banking Corp.	2.750%	1/11/23	800	838
	Westpac Banking Corp.	2.000%	1/13/23	620	640
	Westpac Banking Corp.	3.650%	5/15/23	400	431
	Westpac Banking Corp.	3.300%	2/26/24	1,000	1,087
	Westpac Banking Corp.	2.350%	2/19/25	1,575	1,687
	Westpac Banking Corp.	2.850%	5/13/26	450	499
	Westpac Banking Corp.	2.700%	8/19/26	5,650	6,238
	Westpac Banking Corp.	3.350%	3/8/27	800	908
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,815
[5]	Westpac Banking Corp.	2.894%	2/4/30	3,007	3,156
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,984
	Westpac Banking Corp.	2.668%	11/15/35	1,250	1,286
	Westpac Banking Corp.	2.963%	11/16/40	1,000	1,065
	Zions Bancorp NA	3.250%	10/29/29	250	263
	Brokerage (0.1%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	385
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	804

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Affiliated Managers Group Inc.	3.300%	6/15/30	500	546
Ameriprise Financial Inc.	3.000%	3/22/22	100	103
Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,732
Ameriprise Financial Inc.	3.700%	10/15/24	350	389
Ameriprise Financial Inc.	3.000%	4/2/25	3,459	3,770
BGC Partners Inc.	3.750%	10/1/24	425	445
BlackRock Inc.	3.500%	3/18/24	700	769
BlackRock Inc.	3.200%	3/15/27	550	621
BlackRock Inc.	3.250%	4/30/29	1,000	1,146
BlackRock Inc.	2.400%	4/30/30	1,250	1,363
BlackRock Inc.	1.900%	1/28/31	915	956
Brookfield Asset Management Inc.	4.000%	1/15/25	658	728
Brookfield Finance Inc.	4.250%	6/2/26	150	174
Brookfield Finance Inc.	3.900%	1/25/28	500	572
Brookfield Finance Inc.	4.850%	3/29/29	600	732
Brookfield Finance Inc.	4.350%	4/15/30	320	383
Brookfield Finance Inc.	4.700%	9/20/47	750	949
Brookfield Finance LLC	4.000%	4/1/24	725	796
Brookfield Finance LLC	3.450%	4/15/50	1,200	1,270
Cboe Global Markets Inc.	3.650%	1/12/27	490	560
Cboe Global Markets Inc.	1.625%	12/15/30	500	505
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,281
Charles Schwab Corp.	2.650%	1/25/23	400	419
Charles Schwab Corp.	3.550%	2/1/24	420	457
Charles Schwab Corp.	4.200%	3/24/25	1,000	1,148
Charles Schwab Corp.	3.850%	5/21/25	100	114
Charles Schwab Corp.	0.900%	3/11/26	1,000	1,012
Charles Schwab Corp.	3.200%	3/2/27	1,100	1,225
Charles Schwab Corp.	3.200%	1/25/28	400	452
Charles Schwab Corp.	4.000%	2/1/29	440	523
Charles Schwab Corp.	3.250%	5/22/29	475	544
CI Financial Corp.	3.200%	12/17/30	2,000	2,037
CME Group Inc.	3.000%	9/15/22	850	888
CME Group Inc.	3.000%	3/15/25	133	146
CME Group Inc.	5.300%	9/15/43	720	1,071
CME Group Inc.	4.150%	6/15/48	500	673
E*TRADE Financial Corp.	3.800%	8/24/27	325	372
E*TRADE Financial Corp.	4.500%	6/20/28	330	395
Eaton Vance Corp.	3.625%	6/15/23	225	242
Eaton Vance Corp.	3.500%	4/6/27	300	334
Franklin Resources Inc.	2.800%	9/15/22	500	521
Franklin Resources Inc.	2.850%	3/30/25	250	272
Franklin Resources Inc.	1.600%	10/30/30	500	498
Intercontinental Exchange Inc.	0.700%	6/15/23	1,800	1,812
Intercontinental Exchange Inc.	4.000%	10/15/23	290	318
Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,249
Intercontinental Exchange Inc.	3.100%	9/15/27	200	223
Intercontinental Exchange Inc.	3.750%	9/21/28	500	583
Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	2,330
Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	1,008
Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,538
Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	1,096
Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,775
Invesco Finance plc	3.125%	11/30/22	500	525
Invesco Finance plc	4.000%	1/30/24	650	714
Invesco Finance plc	3.750%	1/15/26	800	901
Invesco Finance plc	5.375%	11/30/43	900	1,163
Janus Capital Group Inc.	4.875%	8/1/25	250	287
Jefferies Financial Group Inc.	5.500%	10/18/23	475	524
Jefferies Group LLC	5.125%	1/20/23	500	545
Jefferies Group LLC	4.850%	1/15/27	600	707
Jefferies Group LLC	2.750%	10/15/32	500	520
Jefferies Group LLC	6.250%	1/15/36	320	424
Jefferies Group LLC	6.500%	1/20/43	350	479

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	1,100	1,283
Lazard Group LLC	3.750%	2/13/25	100	111
Lazard Group LLC	3.625%	3/1/27	1,350	1,468
Lazard Group LLC	4.500%	9/19/28	425	506
Legg Mason Inc.	4.750%	3/15/26	425	505
Legg Mason Inc.	5.625%	1/15/44	450	649
Nasdaq Inc.	4.250%	6/1/24	125	138
Nasdaq Inc.	3.850%	6/30/26	675	774
Nasdaq Inc.	1.650%	1/15/31	500	495
Nasdaq Inc.	2.500%	12/21/40	1,000	984
Nasdaq Inc.	3.250%	4/28/50	165	180
Nomura Holdings Inc.	2.648%	1/16/25	700	746
Nomura Holdings Inc.	1.851%	7/16/25	1,500	1,564
Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,755
Nomura Holdings Inc.	2.679%	7/16/30	750	792
Raymond James Financial Inc.	3.625%	9/15/26	375	429
Raymond James Financial Inc.	4.650%	4/1/30	250	307
Raymond James Financial Inc.	4.950%	7/15/46	875	1,196
Stifel Financial Corp.	4.250%	7/18/24	400	447
Stifel Financial Corp.	4.000%	5/15/30	100	113
TD Ameritrade Holding Corp.	2.950%	4/1/22	850	873
TD Ameritrade Holding Corp.	3.625%	4/1/25	669	743
TD Ameritrade Holding Corp.	3.300%	4/1/27	700	784
TD Ameritrade Holding Corp.	2.750%	10/1/29	300	328
Finance Companies (0.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	500	556
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	875	951
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	232	239
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	475	499
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	650	676
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	250	267
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	500	524
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	3,263	3,891
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	569
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	1,000	1,077
Air Lease Corp.	3.750%	2/1/22	3,150	3,235
Air Lease Corp.	2.250%	1/15/23	750	769
Air Lease Corp.	2.750%	1/15/23	400	413
Air Lease Corp.	3.875%	7/3/23	425	453
Air Lease Corp.	4.250%	2/1/24	550	595
Air Lease Corp.	4.250%	9/15/24	475	519
Air Lease Corp.	2.300%	2/1/25	1,175	1,210
Air Lease Corp.	3.250%	3/1/25	600	639
Air Lease Corp.	3.375%	7/1/25	750	806
Air Lease Corp.	3.625%	4/1/27	200	214
Air Lease Corp.	3.625%	12/1/27	1,000	1,075
Air Lease Corp.	4.625%	10/1/28	300	343
Air Lease Corp.	3.250%	10/1/29	595	625
Air Lease Corp.	3.000%	2/1/30	625	645
Air Lease Corp.	3.125%	12/1/30	1,250	1,296
Aircastle Ltd.	4.400%	9/25/23	450	480
Aircastle Ltd.	4.125%	5/1/24	1,625	1,725

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aircastle Ltd.	4.250%	6/15/26	500	528
	Ares Capital Corp.	3.500%	2/10/23	600	634
	Ares Capital Corp.	4.200%	6/10/24	825	891
	Ares Capital Corp.	4.250%	3/1/25	480	518
	Ares Capital Corp.	3.250%	7/15/25	967	1,023
	Ares Capital Corp.	3.875%	1/15/26	1,000	1,081
	FS KKR Capital Corp.	4.750%	5/15/22	100	104
	FS KKR Capital Corp.	4.625%	7/15/24	100	105
	FS KKR Capital Corp.	4.125%	2/1/25	500	520
	FS KKR Capital Corp.	3.400%	1/15/26	500	496
	GATX Corp.	3.250%	3/30/25	375	409
	GATX Corp.	3.850%	3/30/27	250	282
	GATX Corp.	3.500%	3/15/28	200	225
	GATX Corp.	4.550%	11/7/28	600	722
	GATX Corp.	4.700%	4/1/29	275	336
	GATX Corp.	4.000%	6/30/30	460	543
	GATX Corp.	5.200%	3/15/44	150	198
	GATX Corp.	4.500%	3/30/45	150	175
[1]	GE Capital Funding LLC	3.450%	5/15/25	2,320	2,561
[1]	GE Capital Funding LLC	4.050%	5/15/27	1,000	1,133
[1]	GE Capital Funding LLC	4.400%	5/15/30	2,680	3,150
[1]	GE Capital Funding LLC	4.550%	5/15/32	700	839
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	474	527
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	9,332	11,100
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	510
	International Lease Finance Corp.	5.875%	8/15/22	615	663
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	104
	Owl Rock Capital Corp.	5.250%	4/15/24	100	108
	Owl Rock Capital Corp.	4.000%	3/30/25	100	104
	Owl Rock Capital Corp.	3.750%	7/22/25	1,300	1,346
	Prospect Capital Corp.	5.875%	3/15/23	27	28
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	225	232
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	115
[5]	Aegon NV	5.500%	4/11/48	585	660
	Aetna Inc.	2.750%	11/15/22	650	674
	Aetna Inc.	2.800%	6/15/23	950	1,000
	Aetna Inc.	3.500%	11/15/24	495	544
	Aetna Inc.	6.625%	6/15/36	500	738
	Aetna Inc.	6.750%	12/15/37	350	532
	Aetna Inc.	4.500%	5/15/42	375	459
	Aetna Inc.	4.125%	11/15/42	325	385
	Aetna Inc.	3.875%	8/15/47	1,000	1,176
	Aflac Inc.	3.625%	6/15/23	575	622
	Aflac Inc.	3.625%	11/15/24	580	649
	Aflac Inc.	3.250%	3/17/25	325	359
	Aflac Inc.	2.875%	10/15/26	600	663
	Aflac Inc.	3.600%	4/1/30	1,000	1,173
	Aflac Inc.	4.000%	10/15/46	150	182
	Aflac Inc.	4.750%	1/15/49	1,080	1,498
	Alleghany Corp.	4.950%	6/27/22	425	452
	Alleghany Corp.	4.900%	9/15/44	300	387
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	381
	Allstate Corp.	3.150%	6/15/23	1,700	1,815
	Allstate Corp.	3.280%	12/15/26	400	457
	Allstate Corp.	1.450%	12/15/30	500	497
	Allstate Corp.	5.550%	5/9/35	105	155
	Allstate Corp.	4.500%	6/15/43	725	972
	Allstate Corp.	4.200%	12/15/46	600	789
	Allstate Corp.	3.850%	8/10/49	400	507
[5]	Allstate Corp.	5.750%	8/15/53	90	96
[5]	Allstate Corp.	6.500%	5/15/67	650	871
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	339

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Financial Group Inc.	3.500%	8/15/26	250	274
	American Financial Group Inc.	4.500%	6/15/47	500	602
	American Financial Group Inc.	5.250%	4/2/30	356	440
	American International Group Inc.	3.300%	3/1/21	1,500	1,501
	American International Group Inc.	4.125%	2/15/24	650	719
	American International Group Inc.	2.500%	6/30/25	1,805	1,940
	American International Group Inc.	3.750%	7/10/25	950	1,067
	American International Group Inc.	3.900%	4/1/26	1,000	1,140
	American International Group Inc.	4.200%	4/1/28	750	888
	American International Group Inc.	4.250%	3/15/29	500	600
	American International Group Inc.	3.400%	6/30/30	2,230	2,545
	American International Group Inc.	3.875%	1/15/35	800	959
	American International Group Inc.	4.700%	7/10/35	325	416
	American International Group Inc.	6.250%	5/1/36	600	866
	American International Group Inc.	4.500%	7/16/44	2,525	3,230
	American International Group Inc.	4.800%	7/10/45	500	663
	American International Group Inc.	4.750%	4/1/48	545	730
[5]	American International Group Inc.	5.750%	4/1/48	525	610
	American International Group Inc.	4.375%	6/30/50	500	648
	American International Group Inc.	4.375%	1/15/55	950	1,216
[5]	American International Group Inc.	8.175%	5/15/68	400	584
	Anthem Inc.	3.125%	5/15/22	350	363
	Anthem Inc.	2.950%	12/1/22	600	629
	Anthem Inc.	3.300%	1/15/23	771	816
	Anthem Inc.	3.500%	8/15/24	975	1,070
	Anthem Inc.	2.375%	1/15/25	1,409	1,504
	Anthem Inc.	3.650%	12/1/27	1,250	1,440
	Anthem Inc.	4.101%	3/1/28	1,280	1,513
	Anthem Inc.	2.875%	9/15/29	425	471
	Anthem Inc.	2.250%	5/15/30	4,000	4,218
	Anthem Inc.	5.850%	1/15/36	300	415
	Anthem Inc.	6.375%	6/15/37	300	431
	Anthem Inc.	4.625%	5/15/42	1,275	1,658
	Anthem Inc.	4.650%	1/15/43	1,750	2,287
	Anthem Inc.	5.100%	1/15/44	1,200	1,657
	Anthem Inc.	4.650%	8/15/44	525	690
	Anthem Inc.	4.375%	12/1/47	1,100	1,417
	Anthem Inc.	4.550%	3/1/48	120	159
	Anthem Inc.	3.700%	9/15/49	700	826
	Anthem Inc.	3.125%	5/15/50	770	843
	Aon Corp.	8.205%	1/1/27	150	201
	Aon Corp.	4.500%	12/15/28	600	723
	Aon Corp.	3.750%	5/2/29	380	443
	Aon Corp.	2.800%	5/15/30	1,620	1,768
	Aon Corp.	6.250%	9/30/40	150	223
	Aon plc	2.800%	3/15/21	350	351
	Aon plc	4.000%	11/27/23	100	109
	Aon plc	3.500%	6/14/24	575	626
	Aon plc	3.875%	12/15/25	300	342
	Aon plc	4.600%	6/14/44	625	822
	Aon plc	4.750%	5/15/45	695	944
	Arch Capital Finance LLC	4.011%	12/15/26	350	405
	Arch Capital Finance LLC	5.031%	12/15/46	100	136
	Arch Capital Group Ltd.	7.350%	5/1/34	500	765
	Arch Capital Group Ltd.	3.635%	6/30/50	975	1,130
	Arch Capital Group US Inc.	5.144%	11/1/43	275	373
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,875	2,006
	Assurant Inc.	4.000%	3/15/23	225	240
	Assurant Inc.	4.200%	9/27/23	100	109
	Assurant Inc.	4.900%	3/27/28	400	465
	Assurant Inc.	6.750%	2/15/34	92	121
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	400	458
	Athene Holding Ltd.	4.125%	1/12/28	835	931
	Athene Holding Ltd.	6.150%	4/3/30	700	869

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Athene Holding Ltd.	3.500%	1/15/31	1,500	1,592
	AXA SA	8.600%	12/15/30	1,080	1,682
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,840	2,047
[5]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	262
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,660
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	831
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,000	1,050
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	199
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	793
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	725
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	2,623
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	810	1,071
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	1,685	1,804
	Berkshire Hathaway Inc.	2.200%	3/15/21	1,000	1,002
	Berkshire Hathaway Inc.	3.000%	2/11/23	225	237
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,675	1,757
	Berkshire Hathaway Inc.	3.125%	3/15/26	1,975	2,207
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,325	1,790
	Brighthouse Financial Inc.	3.700%	6/22/27	623	674
	Brighthouse Financial Inc.	5.625%	5/15/30	500	616
	Brighthouse Financial Inc.	4.700%	6/22/47	629	656
	Brown & Brown Inc.	4.200%	9/15/24	400	447
	Brown & Brown Inc.	4.500%	3/15/29	275	325
	Brown & Brown Inc.	2.375%	3/15/31	500	520
	Chubb Corp.	6.000%	5/11/37	375	565
	Chubb Corp.	6.500%	5/15/38	1,322	2,100
	Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,130
	Chubb INA Holdings Inc.	2.700%	3/13/23	350	368
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	300
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,285
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,480
	Chubb INA Holdings Inc.	1.375%	9/15/30	2,500	2,490
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	280
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	290
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	1,081
	Cincinnati Financial Corp.	6.920%	5/15/28	300	395
	Cincinnati Financial Corp.	6.125%	11/1/34	275	382
	CNA Financial Corp.	3.950%	5/15/24	895	990
	CNA Financial Corp.	3.450%	8/15/27	400	452
	CNA Financial Corp.	3.900%	5/1/29	800	948
	Enstar Group Ltd.	4.500%	3/10/22	125	130
	Enstar Group Ltd.	4.950%	6/1/29	680	777
	Equitable Holdings Inc.	3.900%	4/20/23	400	430
	Equitable Holdings Inc.	7.000%	4/1/28	600	778
	Equitable Holdings Inc.	4.350%	4/20/28	3,960	4,659
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,581
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	394
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	564
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	444
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	670
	Fidelity National Financial Inc.	3.400%	6/15/30	500	551
	Fidelity National Financial Inc.	2.450%	3/15/31	750	761
	First American Financial Corp.	4.600%	11/15/24	220	244
	Globe Life Inc.	3.800%	9/15/22	200	211
	Globe Life Inc.	4.550%	9/15/28	385	461
	Globe Life Inc.	2.150%	8/15/30	500	507
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	316
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	545
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	898
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	624
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	588
	Humana Inc.	3.150%	12/1/22	400	418
	Humana Inc.	2.900%	12/15/22	600	627
	Humana Inc.	3.850%	10/1/24	861	952

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	4.500%	4/1/25	750	862
	Humana Inc.	3.950%	3/15/27	950	1,094
	Humana Inc.	3.125%	8/15/29	400	442
	Humana Inc.	4.875%	4/1/30	480	600
	Humana Inc.	4.625%	12/1/42	375	475
	Humana Inc.	4.950%	10/1/44	620	837
	Humana Inc.	3.950%	8/15/49	470	572
	Kemper Corp.	4.350%	2/15/25	167	185
	Lincoln National Corp.	4.200%	3/15/22	440	460
	Lincoln National Corp.	4.000%	9/1/23	225	246
	Lincoln National Corp.	3.350%	3/9/25	212	233
	Lincoln National Corp.	3.625%	12/12/26	250	286
	Lincoln National Corp.	3.800%	3/1/28	850	980
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,412
	Lincoln National Corp.	4.375%	6/15/50	500	644
	Loews Corp.	2.625%	5/15/23	350	366
	Loews Corp.	3.750%	4/1/26	695	793
	Loews Corp.	3.200%	5/15/30	500	568
	Loews Corp.	6.000%	2/1/35	250	361
	Loews Corp.	4.125%	5/15/43	275	326
	Manulife Financial Corp.	4.150%	3/4/26	575	669
	Manulife Financial Corp.	2.484%	5/19/27	630	680
[5]	Manulife Financial Corp.	4.061%	2/24/32	760	826
	Manulife Financial Corp.	5.375%	3/4/46	850	1,230
	Markel Corp.	4.900%	7/1/22	525	558
	Markel Corp.	3.500%	11/1/27	200	223
	Markel Corp.	3.350%	9/17/29	250	279
	Markel Corp.	5.000%	4/5/46	850	1,153
	Markel Corp.	4.300%	11/1/47	200	253
	Markel Corp.	5.000%	5/20/49	200	275
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	384
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	235
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	382
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,600	1,764
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	471
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	426
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	699
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	703
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,498
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	100	134
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	266
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,350	3,388
	Mercury General Corp.	4.400%	3/15/27	315	349
	MetLife Inc.	3.048%	12/15/22	484	509
	MetLife Inc.	4.368%	9/15/23	500	554
	MetLife Inc.	3.600%	4/10/24	750	826
	MetLife Inc.	3.000%	3/1/25	500	549
	MetLife Inc.	3.600%	11/13/25	561	636
	MetLife Inc.	4.550%	3/23/30	1,500	1,877
	MetLife Inc.	6.500%	12/15/32	250	379
	MetLife Inc.	6.375%	6/15/34	505	769
	MetLife Inc.	5.700%	6/15/35	425	623
	MetLife Inc.	5.875%	2/6/41	645	985
	MetLife Inc.	4.125%	8/13/42	525	666
	MetLife Inc.	4.875%	11/13/43	1,250	1,766
	MetLife Inc.	4.721%	12/15/44	1,150	1,572
	MetLife Inc.	4.050%	3/1/45	600	764
	MetLife Inc.	4.600%	5/13/46	146	201
[5]	MetLife Inc.	6.400%	12/15/66	1,505	1,923
	Old Republic International Corp.	4.875%	10/1/24	465	531
	Old Republic International Corp.	3.875%	8/26/26	425	488
	PartnerRe Finance B LLC	3.700%	7/2/29	390	447
	Principal Financial Group Inc.	3.300%	9/15/22	400	419
	Principal Financial Group Inc.	3.125%	5/15/23	200	212

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Principal Financial Group Inc.	3.400%	5/15/25	696	770
	Principal Financial Group Inc.	3.100%	11/15/26	300	334
	Principal Financial Group Inc.	3.700%	5/15/29	500	585
	Principal Financial Group Inc.	2.125%	6/15/30	100	104
	Principal Financial Group Inc.	4.625%	9/15/42	500	644
	Principal Financial Group Inc.	4.350%	5/15/43	240	301
	Principal Financial Group Inc.	4.300%	11/15/46	365	463
	Progressive Corp.	6.625%	3/1/29	150	205
	Progressive Corp.	3.700%	1/26/45	250	307
	Progressive Corp.	4.125%	4/15/47	385	507
	Progressive Corp.	4.200%	3/15/48	465	621
	Progressive Corp.	3.950%	3/26/50	1,520	1,985
	Prudential Financial Inc.	3.500%	5/15/24	450	496
	Prudential Financial Inc.	2.100%	3/10/30	1,000	1,059
	Prudential Financial Inc.	5.750%	7/15/33	345	467
	Prudential Financial Inc.	5.700%	12/14/36	505	726
	Prudential Financial Inc.	6.625%	12/1/37	300	449
	Prudential Financial Inc.	6.625%	6/21/40	250	386
[5]	Prudential Financial Inc.	5.875%	9/15/42	675	721
[5]	Prudential Financial Inc.	5.625%	6/15/43	1,275	1,366
	Prudential Financial Inc.	5.100%	8/15/43	225	279
	Prudential Financial Inc.	4.600%	5/15/44	1,100	1,432
[5]	Prudential Financial Inc.	5.375%	5/15/45	650	708
	Prudential Financial Inc.	3.905%	12/7/47	1,882	2,267
[5]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,328
	Prudential Financial Inc.	3.935%	12/7/49	1,215	1,474
	Prudential Financial Inc.	4.350%	2/25/50	935	1,215
[5]	Prudential Financial Inc.	3.700%	10/1/50	700	736
	Prudential plc	3.125%	4/14/30	740	839
	Reinsurance Group of America Inc.	4.700%	9/15/23	250	277
	Reinsurance Group of America Inc.	3.950%	9/15/26	100	114
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	344
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	174
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	247
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	226
	Selective Insurance Group Inc.	5.375%	3/1/49	240	301
	Sompo International Holdings Ltd.	4.700%	10/15/22	220	236
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	318
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	992
	Travelers Cos. Inc.	6.750%	6/20/36	475	738
	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,615
	Travelers Cos. Inc.	5.350%	11/1/40	530	762
	Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,361
	Travelers Cos. Inc.	4.300%	8/25/45	250	331
	Travelers Cos. Inc.	4.000%	5/30/47	550	714
	Travelers Cos. Inc.	4.050%	3/7/48	250	331
	Travelers Cos. Inc.	2.550%	4/27/50	500	522
	Trinity Acquisition plc	4.400%	3/15/26	450	524
	UnitedHealth Group Inc.	2.875%	12/15/21	625	641
	UnitedHealth Group Inc.	2.875%	3/15/22	525	538
	UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,388
	UnitedHealth Group Inc.	2.375%	10/15/22	405	420
	UnitedHealth Group Inc.	2.750%	2/15/23	400	418
	UnitedHealth Group Inc.	2.875%	3/15/23	1,330	1,405
	UnitedHealth Group Inc.	3.500%	6/15/23	500	537
	UnitedHealth Group Inc.	2.375%	8/15/24	550	586
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	3,131
	UnitedHealth Group Inc.	3.700%	12/15/25	200	229
	UnitedHealth Group Inc.	3.100%	3/15/26	750	840
	UnitedHealth Group Inc.	3.450%	1/15/27	600	686
	UnitedHealth Group Inc.	3.850%	6/15/28	400	474
	UnitedHealth Group Inc.	3.875%	12/15/28	500	598
	UnitedHealth Group Inc.	2.875%	8/15/29	475	538
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	3,110

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	6.500%	6/15/37	200	318
	UnitedHealth Group Inc.	6.625%	11/15/37	325	517
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	2,218
	UnitedHealth Group Inc.	3.500%	8/15/39	1,010	1,191
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	2,420
	UnitedHealth Group Inc.	5.950%	2/15/41	240	367
	UnitedHealth Group Inc.	4.375%	3/15/42	325	424
	UnitedHealth Group Inc.	3.950%	10/15/42	800	1,009
	UnitedHealth Group Inc.	4.250%	3/15/43	75	98
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,844
	UnitedHealth Group Inc.	4.200%	1/15/47	775	1,021
	UnitedHealth Group Inc.	4.250%	4/15/47	950	1,251
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,599
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	1,514
	UnitedHealth Group Inc.	3.700%	8/15/49	680	848
	UnitedHealth Group Inc.	2.900%	5/15/50	920	1,011
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	2,903
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	3,047
	Unum Group	4.000%	3/15/24	200	218
	Unum Group	4.500%	3/15/25	700	794
	Unum Group	4.000%	6/15/29	210	236
	Unum Group	5.750%	8/15/42	400	485
	Unum Group	4.500%	12/15/49	500	532
	Voya Financial Inc.	3.125%	7/15/24	650	702
	Voya Financial Inc.	3.650%	6/15/26	750	855
	Voya Financial Inc.	5.700%	7/15/43	650	888
	Voya Financial Inc.	4.800%	6/15/46	125	158
	Willis North America Inc.	3.600%	5/15/24	600	655
	Willis North America Inc.	4.500%	9/15/28	1,500	1,804
	Willis North America Inc.	2.950%	9/15/29	1,260	1,376
	Willis North America Inc.	5.050%	9/15/48	200	280
	Willis North America Inc.	3.875%	9/15/49	625	762
	WR Berkley Corp.	4.625%	3/15/22	225	236
	WR Berkley Corp.	4.750%	8/1/44	290	379
	XLIT Ltd.	4.450%	3/31/25	467	533
	XLIT Ltd.	5.250%	12/15/43	100	143
	XLIT Ltd.	5.500%	3/31/45	450	629
	Other Finance (0.0%)
[1]	Blackstone / GSO Secured Lending Fund	3.650%	7/14/23	500	520
[1]	Blackstone / GSO Secured Lending Fund	3.625%	1/15/26	500	513
	ORIX Corp.	2.900%	7/18/22	300	310
	ORIX Corp.	3.250%	12/4/24	275	300
	ORIX Corp.	3.700%	7/18/27	650	740
	Real Estate Investment Trusts (0.3%)
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	725	798
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	598	664
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	348
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	230
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	406
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	245
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,667
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	620
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	493
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	686
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	2,000	1,996
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	280
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	703
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	225	237
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	250	272
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	100	109

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Campus Communities Operating Partnership LP	3.625%	11/15/27	300	329
American Campus Communities Operating Partnership LP	2.850%	2/1/30	500	522
American Campus Communities Operating Partnership LP	3.875%	1/30/31	250	281
American Homes 4 Rent LP	4.900%	2/15/29	325	393
AvalonBay Communities Inc.	2.850%	3/15/23	200	209
AvalonBay Communities Inc.	4.200%	12/15/23	865	953
AvalonBay Communities Inc.	3.500%	11/15/24	1,050	1,158
AvalonBay Communities Inc.	3.450%	6/1/25	425	473
AvalonBay Communities Inc.	2.950%	5/11/26	250	276
AvalonBay Communities Inc.	2.900%	10/15/26	50	55
AvalonBay Communities Inc.	3.350%	5/15/27	300	336
AvalonBay Communities Inc.	3.200%	1/15/28	350	390
AvalonBay Communities Inc.	2.300%	3/1/30	500	530
AvalonBay Communities Inc.	2.450%	1/15/31	855	917
AvalonBay Communities Inc.	3.900%	10/15/46	255	311
Boston Properties LP	3.850%	2/1/23	1,150	1,221
Boston Properties LP	3.125%	9/1/23	1,375	1,458
Boston Properties LP	3.800%	2/1/24	2,521	2,739
Boston Properties LP	3.200%	1/15/25	550	601
Boston Properties LP	2.750%	10/1/26	475	517
Boston Properties LP	2.900%	3/15/30	1,000	1,064
Boston Properties LP	3.250%	1/30/31	600	660
Brandywine Operating Partnership LP	3.950%	2/15/23	270	279
Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	2,084
Brixmor Operating Partnership LP	3.650%	6/15/24	300	325
Brixmor Operating Partnership LP	3.850%	2/1/25	475	520
Brixmor Operating Partnership LP	4.125%	6/15/26	400	453
Brixmor Operating Partnership LP	3.900%	3/15/27	300	333
Brixmor Operating Partnership LP	4.125%	5/15/29	838	961
Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,606
Camden Property Trust	4.100%	10/15/28	250	297
Camden Property Trust	3.150%	7/1/29	100	112
Camden Property Trust	2.800%	5/15/30	235	260
Camden Property Trust	3.350%	11/1/49	800	920
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	100	105
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,125	1,175
Corporate Office Properties LP	3.600%	5/15/23	600	633
CubeSmart LP	4.375%	12/15/23	500	548
CubeSmart LP	4.000%	11/15/25	160	181
CubeSmart LP	3.125%	9/1/26	425	467
CubeSmart LP	4.375%	2/15/29	150	178
CubeSmart LP	2.000%	2/15/31	300	300
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	505	540
CyrusOne LP / CyrusOne Finance Corp.	2.150%	11/1/30	500	488
Digital Realty Trust LP	4.450%	7/15/28	850	1,020
Digital Realty Trust LP	3.600%	7/1/29	1,100	1,258
Duke Realty LP	3.625%	4/15/23	275	291
Duke Realty LP	3.750%	12/1/24	202	223
Duke Realty LP	3.250%	6/30/26	75	83
Duke Realty LP	3.375%	12/15/27	250	281
Duke Realty LP	4.000%	9/15/28	500	590
Duke Realty LP	2.875%	11/15/29	250	276
Duke Realty LP	1.750%	7/1/30	750	758
Duke Realty LP	3.050%	3/1/50	175	190
ERP Operating LP	4.625%	12/15/21	69	71
ERP Operating LP	3.000%	4/15/23	625	657
ERP Operating LP	3.375%	6/1/25	350	387
ERP Operating LP	2.850%	11/1/26	1,300	1,438
ERP Operating LP	3.500%	3/1/28	500	569
ERP Operating LP	4.150%	12/1/28	300	357
ERP Operating LP	3.000%	7/1/29	250	278

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ERP Operating LP	2.500%	2/15/30	300	323
ERP Operating LP	4.500%	7/1/44	550	719
ERP Operating LP	4.500%	6/1/45	350	459
Essex Portfolio LP	3.250%	5/1/23	50	53
Essex Portfolio LP	3.875%	5/1/24	275	302
Essex Portfolio LP	3.500%	4/1/25	200	222
Essex Portfolio LP	3.375%	4/15/26	300	336
Essex Portfolio LP	3.625%	5/1/27	350	394
Essex Portfolio LP	4.000%	3/1/29	280	327
Essex Portfolio LP	3.000%	1/15/30	405	448
Essex Portfolio LP	2.650%	3/15/32	455	485
Essex Portfolio LP	4.500%	3/15/48	1,000	1,289
Federal Realty Investment Trust	2.750%	6/1/23	325	339
Federal Realty Investment Trust	3.250%	7/15/27	225	246
Federal Realty Investment Trust	3.200%	6/15/29	75	81
Federal Realty Investment Trust	4.500%	12/1/44	825	985
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	338
Healthcare Realty Trust Inc.	2.400%	3/15/30	300	309
Healthcare Trust of America Holdings LP	3.500%	8/1/26	625	707
Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	453
Healthcare Trust of America Holdings LP	3.100%	2/15/30	395	430
Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	499
Healthpeak Properties Inc.	4.250%	11/15/23	24	26
Healthpeak Properties Inc.	4.200%	3/1/24	1,700	1,863
Healthpeak Properties Inc.	3.400%	2/1/25	400	442
Healthpeak Properties Inc.	3.250%	7/15/26	150	170
Healthpeak Properties Inc.	3.500%	7/15/29	500	565
Healthpeak Properties Inc.	3.000%	1/15/30	4,000	4,381
Healthpeak Properties Inc.	2.875%	1/15/31	100	109
Healthpeak Properties Inc.	6.750%	2/1/41	175	257
Highwoods Realty LP	4.125%	3/15/28	850	960
Highwoods Realty LP	3.050%	2/15/30	500	525
Highwoods Realty LP	2.600%	2/1/31	500	509
Host Hotels & Resorts LP	3.750%	10/15/23	240	252
Host Hotels & Resorts LP	4.000%	6/15/25	728	782
Host Hotels & Resorts LP	3.375%	12/15/29	400	409
Host Hotels & Resorts LP	3.500%	9/15/30	1,213	1,272
Hudson Pacific Properties LP	3.950%	11/1/27	250	276
Hudson Pacific Properties LP	4.650%	4/1/29	200	231
Hudson Pacific Properties LP	3.250%	1/15/30	240	255
Kilroy Realty LP	3.800%	1/15/23	250	263
Kilroy Realty LP	3.450%	12/15/24	850	918
Kilroy Realty LP	4.750%	12/15/28	350	412
Kilroy Realty LP	3.050%	2/15/30	1,200	1,275
Kilroy Realty LP	2.500%	11/15/32	500	504
Kimco Realty Corp.	3.125%	6/1/23	550	580
Kimco Realty Corp.	3.300%	2/1/25	500	546
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,412
Kimco Realty Corp.	1.900%	3/1/28	1,000	1,025
Kimco Realty Corp.	2.700%	10/1/30	250	269
Kimco Realty Corp.	4.250%	4/1/45	425	478
Kimco Realty Corp.	4.450%	9/1/47	250	292
Kite Realty Group LP	4.000%	10/1/26	725	759
Lexington Realty Trust	2.700%	9/15/30	500	520
Life Storage LP	3.500%	7/1/26	475	537
Life Storage LP	3.875%	12/15/27	100	114
Life Storage LP	4.000%	6/15/29	125	145
Life Storage LP	2.200%	10/15/30	500	510
Mid-America Apartments LP	4.300%	10/15/23	350	382
Mid-America Apartments LP	3.750%	6/15/24	325	354
Mid-America Apartments LP	3.600%	6/1/27	1,000	1,130
Mid-America Apartments LP	2.750%	3/15/30	295	323
Mid-America Apartments LP	1.700%	2/15/31	400	398
National Retail Properties Inc.	3.900%	6/15/24	275	301

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Retail Properties Inc.	4.000%	11/15/25	450	507
National Retail Properties Inc.	3.500%	10/15/27	550	604
National Retail Properties Inc.	4.300%	10/15/28	300	347
National Retail Properties Inc.	2.500%	4/15/30	325	334
National Retail Properties Inc.	4.800%	10/15/48	250	310
National Retail Properties Inc.	3.100%	4/15/50	500	482
Office Properties Income Trust	4.000%	7/15/22	275	282
Omega Healthcare Investors Inc.	4.375%	8/1/23	625	677
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	299
Omega Healthcare Investors Inc.	4.500%	1/15/25	281	307
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	543
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	342
Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	2,130
Omega Healthcare Investors Inc.	3.375%	2/1/31	750	787
Physicians Realty LP	4.300%	3/15/27	290	319
Physicians Realty LP	3.950%	1/15/28	300	325
Piedmont Operating Partnership LP	3.400%	6/1/23	300	312
Piedmont Operating Partnership LP	4.450%	3/15/24	275	296
Piedmont Operating Partnership LP	3.150%	8/15/30	250	256
Prologis LP	3.750%	11/1/25	450	511
Prologis LP	2.125%	4/15/27	900	965
Prologis LP	3.875%	9/15/28	300	356
Prologis LP	4.375%	2/1/29	50	61
Prologis LP	2.250%	4/15/30	400	427
Prologis LP	1.250%	10/15/30	1,214	1,199
Prologis LP	4.375%	9/15/48	300	410
Prologis LP	3.000%	4/15/50	510	563
Prologis LP	2.125%	10/15/50	500	459
Public Storage	2.370%	9/15/22	250	258
Public Storage	3.094%	9/15/27	300	335
Public Storage	3.385%	5/1/29	420	479
Realty Income Corp.	3.250%	10/15/22	1,300	1,356
Realty Income Corp.	4.650%	8/1/23	500	548
Realty Income Corp.	3.875%	7/15/24	250	276
Realty Income Corp.	3.875%	4/15/25	200	225
Realty Income Corp.	4.125%	10/15/26	775	910
Realty Income Corp.	3.000%	1/15/27	525	578
Realty Income Corp.	3.650%	1/15/28	790	901
Realty Income Corp.	3.250%	6/15/29	575	643
Realty Income Corp.	3.250%	1/15/31	2,000	2,267
Realty Income Corp.	1.800%	3/15/33	500	501
Realty Income Corp.	4.650%	3/15/47	820	1,115
Regency Centers LP	3.600%	2/1/27	340	374
Regency Centers LP	4.125%	3/15/28	250	285
Regency Centers LP	2.950%	9/15/29	400	426
Regency Centers LP	4.400%	2/1/47	400	462
Sabra Health Care LP	5.125%	8/15/26	100	111
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	240	256
Select Income REIT	4.150%	2/1/22	225	229
Select Income REIT	4.250%	5/15/24	500	521
Select Income REIT	4.500%	2/1/25	250	264
Simon Property Group LP	2.350%	1/30/22	500	507
Simon Property Group LP	2.625%	6/15/22	450	461
Simon Property Group LP	2.750%	2/1/23	400	417
Simon Property Group LP	2.750%	6/1/23	3,400	3,557
Simon Property Group LP	3.750%	2/1/24	500	541
Simon Property Group LP	2.000%	9/13/24	595	616
Simon Property Group LP	3.500%	9/1/25	700	775
Simon Property Group LP	3.300%	1/15/26	195	214
Simon Property Group LP	3.250%	11/30/26	300	332
Simon Property Group LP	3.375%	6/15/27	820	908
Simon Property Group LP	3.375%	12/1/27	1,000	1,116
Simon Property Group LP	2.450%	9/13/29	1,595	1,674
Simon Property Group LP	2.650%	7/15/30	500	531

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Simon Property Group LP	6.750%	2/1/40	500	741
Simon Property Group LP	4.750%	3/15/42	350	427
Simon Property Group LP	4.250%	11/30/46	425	494
Simon Property Group LP	3.250%	9/13/49	700	717
Simon Property Group LP	3.800%	7/15/50	1,500	1,665
SITE Centers Corp.	3.625%	2/1/25	463	481
SITE Centers Corp.	4.250%	2/1/26	250	270
SITE Centers Corp.	4.700%	6/1/27	1,000	1,085
SL Green Operating Partnership LP	3.250%	10/15/22	350	361
Spirit Realty LP	3.200%	1/15/27	315	333
Spirit Realty LP	4.000%	7/15/29	245	275
Spirit Realty LP	3.400%	1/15/30	315	339
STORE Capital Corp.	4.500%	3/15/28	225	255
STORE Capital Corp.	4.625%	3/15/29	300	346
Tanger Properties LP	3.750%	12/1/24	200	209
Tanger Properties LP	3.125%	9/1/26	375	385
Tanger Properties LP	3.875%	7/15/27	250	259
UDR Inc.	2.950%	9/1/26	600	658
UDR Inc.	3.500%	7/1/27	150	168
UDR Inc.	3.500%	1/15/28	50	56
UDR Inc.	3.200%	1/15/30	240	266
UDR Inc.	2.100%	8/1/32	1,175	1,196
UDR Inc.	1.900%	3/15/33	1,000	994
UDR Inc.	3.100%	11/1/34	265	298
Ventas Realty LP	3.100%	1/15/23	1,243	1,304
Ventas Realty LP	3.125%	6/15/23	1,240	1,308
Ventas Realty LP	3.500%	4/15/24	325	355
Ventas Realty LP	3.750%	5/1/24	200	218
Ventas Realty LP	2.650%	1/15/25	456	488
Ventas Realty LP	3.500%	2/1/25	59	65
Ventas Realty LP	3.850%	4/1/27	275	308
Ventas Realty LP	3.000%	1/15/30	325	349
Ventas Realty LP	4.750%	11/15/30	450	550
Ventas Realty LP	5.700%	9/30/43	325	422
Ventas Realty LP	4.375%	2/1/45	250	277
Ventas Realty LP	4.875%	4/15/49	650	807
VEREIT Operating Partnership LP	4.600%	2/6/24	375	412
VEREIT Operating Partnership LP	4.625%	11/1/25	738	848
VEREIT Operating Partnership LP	4.875%	6/1/26	350	410
VEREIT Operating Partnership LP	3.950%	8/15/27	475	537
VEREIT Operating Partnership LP	3.400%	1/15/28	500	552
VEREIT Operating Partnership LP	2.200%	6/15/28	500	512
VEREIT Operating Partnership LP	3.100%	12/15/29	500	539
VEREIT Operating Partnership LP	2.850%	12/15/32	500	522
Vornado Realty LP	3.500%	1/15/25	425	449
Washington REIT	3.950%	10/15/22	100	102
Weingarten Realty Investors	3.375%	10/15/22	200	206
Weingarten Realty Investors	3.500%	4/15/23	200	207
Weingarten Realty Investors	4.450%	1/15/24	75	80
Welltower Inc.	4.500%	1/15/24	125	138
Welltower Inc.	3.625%	3/15/24	225	245
Welltower Inc.	4.000%	6/1/25	1,264	1,428
Welltower Inc.	4.250%	4/1/26	450	524
Welltower Inc.	2.700%	2/15/27	701	770
Welltower Inc.	4.250%	4/15/28	750	871
Welltower Inc.	4.125%	3/15/29	500	579
Welltower Inc.	3.100%	1/15/30	1,250	1,360
Welltower Inc.	2.750%	1/15/31	500	532
Welltower Inc.	6.500%	3/15/41	200	280
Welltower Inc.	4.950%	9/1/48	400	519
WP Carey Inc.	4.600%	4/1/24	550	611
WP Carey Inc.	4.000%	2/1/25	200	221
WP Carey Inc.	4.250%	10/1/26	300	345
WP Carey Inc.	3.850%	7/15/29	200	229

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

				1,767,543
Industrial (7.0%)
Basic Industry (0.3%)
Air Products & Chemicals Inc.	2.750%	2/3/23	250	262
Air Products & Chemicals Inc.	3.350%	7/31/24	1,200	1,308
Air Products & Chemicals Inc.	1.850%	5/15/27	150	159
Air Products & Chemicals Inc.	2.050%	5/15/30	700	744
Air Products & Chemicals Inc.	2.700%	5/15/40	600	641
Air Products & Chemicals Inc.	2.800%	5/15/50	1,000	1,093
Albemarle Corp.	4.150%	12/1/24	532	590
Albemarle Corp.	5.450%	12/1/44	325	388
AngloGold Ashanti Holdings plc	3.750%	10/1/30	500	536
Barrick Gold Corp.	6.450%	10/15/35	375	510
Barrick Gold Corp.	5.250%	4/1/42	500	684
Barrick North America Finance LLC	5.700%	5/30/41	1,170	1,662
Barrick North America Finance LLC	5.750%	5/1/43	250	360
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	976
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	825
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	518
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	190
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	850	1,104
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,125	3,107
Cabot Corp.	3.700%	7/15/22	50	52
Cabot Corp.	4.000%	7/1/29	240	258
Celanese US Holdings LLC	3.500%	5/8/24	400	433
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	332
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	1,021
Dow Chemical Co.	3.500%	10/1/24	748	817
Dow Chemical Co.	4.550%	11/30/25	750	876
Dow Chemical Co.	3.625%	5/15/26	600	673
Dow Chemical Co.	7.375%	11/1/29	125	178
Dow Chemical Co.	2.100%	11/15/30	750	766
Dow Chemical Co.	4.250%	10/1/34	550	660
Dow Chemical Co.	9.400%	5/15/39	960	1,708
Dow Chemical Co.	5.250%	11/15/41	375	490
Dow Chemical Co.	4.375%	11/15/42	1,300	1,591
Dow Chemical Co.	4.625%	10/1/44	400	499
Dow Chemical Co.	5.550%	11/30/48	1,450	2,080
Dow Chemical Co.	4.800%	5/15/49	925	1,237
Dow Chemical Co.	3.600%	11/15/50	750	837
DuPont de Nemours Inc.	2.169%	5/1/23	2,375	2,406
DuPont de Nemours Inc.	4.205%	11/15/23	2,050	2,263
DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,751
DuPont de Nemours Inc.	4.725%	11/15/28	1,725	2,110
DuPont de Nemours Inc.	5.319%	11/15/38	1,525	2,060
DuPont de Nemours Inc.	5.419%	11/15/48	1,600	2,310
Eastman Chemical Co.	3.600%	8/15/22	317	331
Eastman Chemical Co.	3.800%	3/15/25	996	1,106
Eastman Chemical Co.	4.800%	9/1/42	400	505
Eastman Chemical Co.	4.650%	10/15/44	850	1,068
Ecolab Inc.	2.375%	8/10/22	400	412
Ecolab Inc.	3.250%	1/14/23	393	414
Ecolab Inc.	2.700%	11/1/26	600	666
Ecolab Inc.	3.250%	12/1/27	1,400	1,583
Ecolab Inc.	4.800%	3/24/30	500	637
Ecolab Inc.	1.300%	1/30/31	500	495
Ecolab Inc.	5.500%	12/8/41	85	121
Ecolab Inc.	3.950%	12/1/47	993	1,266
EI du Pont de Nemours & Co.	1.700%	7/15/25	700	728
EI du Pont de Nemours & Co.	2.300%	7/15/30	400	424
Fibria Overseas Finance Ltd.	5.250%	5/12/24	725	797
Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	268
Fibria Overseas Finance Ltd.	5.500%	1/17/27	150	172

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FMC Corp.	3.950%	2/1/22	150	154
	FMC Corp.	4.100%	2/1/24	750	815
	FMC Corp.	3.200%	10/1/26	300	334
	FMC Corp.	3.450%	10/1/29	400	455
	FMC Corp.	4.500%	10/1/49	300	389
[1]	Georgia-Pacific LLC	0.625%	5/15/24	1,000	1,004
[1]	Georgia-Pacific LLC	0.950%	5/15/26	800	804
	Georgia-Pacific LLC	8.875%	5/15/31	700	1,131
	Huntsman International LLC	4.500%	5/1/29	250	289
	International Flavors & Fragrances Inc.	3.200%	5/1/23	100	104
	International Flavors & Fragrances Inc.	4.450%	9/26/28	215	254
	International Flavors & Fragrances Inc.	4.375%	6/1/47	550	669
	International Flavors & Fragrances Inc.	5.000%	9/26/48	500	670
	International Paper Co.	3.800%	1/15/26	131	150
	International Paper Co.	5.000%	9/15/35	150	197
	International Paper Co.	7.300%	11/15/39	805	1,283
	International Paper Co.	6.000%	11/15/41	300	432
	International Paper Co.	4.800%	6/15/44	600	797
	International Paper Co.	5.150%	5/15/46	1,025	1,411
	International Paper Co.	4.400%	8/15/47	900	1,163
	International Paper Co.	4.350%	8/15/48	450	589
	Kinross Gold Corp.	5.950%	3/15/24	400	456
	Kinross Gold Corp.	4.500%	7/15/27	100	116
	LYB International Finance BV	4.000%	7/15/23	500	542
	LYB International Finance BV	5.250%	7/15/43	500	648
	LYB International Finance BV	4.875%	3/15/44	500	625
	LYB International Finance II BV	3.500%	3/2/27	450	502
	LYB International Finance III LLC	2.875%	5/1/25	400	432
	LYB International Finance III LLC	1.250%	10/1/25	1,500	1,520
	LYB International Finance III LLC	3.375%	5/1/30	1,000	1,115
	LYB International Finance III LLC	2.250%	10/1/30	900	925
	LYB International Finance III LLC	3.375%	10/1/40	600	640
	LYB International Finance III LLC	4.200%	10/15/49	485	563
	LYB International Finance III LLC	4.200%	5/1/50	800	930
	LYB International Finance III LLC	3.625%	4/1/51	1,300	1,404
	LYB International Finance III LLC	3.800%	10/1/60	500	537
	LyondellBasell Industries NV	4.625%	2/26/55	910	1,095
	Mosaic Co.	3.250%	11/15/22	650	680
	Mosaic Co.	4.250%	11/15/23	1,000	1,092
	Mosaic Co.	4.050%	11/15/27	400	452
	Mosaic Co.	5.450%	11/15/33	100	124
	Mosaic Co.	5.625%	11/15/43	425	549
	Newmont Corp.	3.625%	6/9/21	450	453
	Newmont Corp.	3.700%	3/15/23	371	388
	Newmont Corp.	2.800%	10/1/29	550	601
	Newmont Corp.	2.250%	10/1/30	1,400	1,472
	Newmont Corp.	5.875%	4/1/35	525	764
	Newmont Corp.	6.250%	10/1/39	500	754
	Newmont Corp.	4.875%	3/15/42	1,450	1,959
	Nucor Corp.	4.125%	9/15/22	200	211
	Nucor Corp.	4.000%	8/1/23	325	351
	Nucor Corp.	2.000%	6/1/25	1,014	1,070
	Nucor Corp.	2.700%	6/1/30	300	329
[1]	Nucor Corp.	2.979%	12/15/55	1,400	1,459
	Nutrien Ltd.	3.150%	10/1/22	410	427
	Nutrien Ltd.	1.900%	5/13/23	400	413
	Nutrien Ltd.	3.500%	6/1/23	275	293
	Nutrien Ltd.	3.375%	3/15/25	2,050	2,254
	Nutrien Ltd.	3.000%	4/1/25	250	270
	Nutrien Ltd.	4.000%	12/15/26	500	581
	Nutrien Ltd.	2.950%	5/13/30	675	744
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,486
	Nutrien Ltd.	5.875%	12/1/36	300	405
	Nutrien Ltd.	5.625%	12/1/40	385	532

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nutrien Ltd.	4.900%	6/1/43	225	289
Nutrien Ltd.	5.250%	1/15/45	300	412
Nutrien Ltd.	5.000%	4/1/49	1,199	1,650
Packaging Corp. of America	4.500%	11/1/23	640	704
Packaging Corp. of America	3.650%	9/15/24	500	547
Packaging Corp. of America	3.400%	12/15/27	400	450
Packaging Corp. of America	3.000%	12/15/29	400	444
Packaging Corp. of America	4.050%	12/15/49	200	248
PPG Industries Inc.	2.400%	8/15/24	300	318
PPG Industries Inc.	2.550%	6/15/30	600	642
Praxair Inc.	2.450%	2/15/22	3,275	3,335
Praxair Inc.	2.650%	2/5/25	500	539
Praxair Inc.	1.100%	8/10/30	500	494
Praxair Inc.	3.550%	11/7/42	300	362
Praxair Inc.	2.000%	8/10/50	500	465
Rayonier Inc.	3.750%	4/1/22	125	128
Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	388
Reliance Steel & Aluminum Co.	1.300%	8/15/25	400	406
Reliance Steel & Aluminum Co.	2.150%	8/15/30	1,300	1,333
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	495
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	656
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	1,700	1,920
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	317
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	825
Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,545
Rio Tinto Finance USA plc	4.125%	8/21/42	119	154
Rohm & Haas Co.	7.850%	7/15/29	300	415
RPM International Inc.	3.450%	11/15/22	250	258
RPM International Inc.	3.750%	3/15/27	150	166
RPM International Inc.	4.550%	3/1/29	275	320
RPM International Inc.	5.250%	6/1/45	50	61
RPM International Inc.	4.250%	1/15/48	450	498
Sherwin-Williams Co.	4.200%	1/15/22	25	26
Sherwin-Williams Co.	2.750%	6/1/22	75	77
Sherwin-Williams Co.	3.125%	6/1/24	1,925	2,076
Sherwin-Williams Co.	3.450%	8/1/25	900	989
Sherwin-Williams Co.	3.950%	1/15/26	600	684
Sherwin-Williams Co.	3.450%	6/1/27	300	340
Sherwin-Williams Co.	2.950%	8/15/29	700	771
Sherwin-Williams Co.	4.000%	12/15/42	220	261
Sherwin-Williams Co.	4.550%	8/1/45	270	349
Sherwin-Williams Co.	4.500%	6/1/47	1,650	2,208
Sherwin-Williams Co.	3.800%	8/15/49	1,000	1,219
Sherwin-Williams Co.	3.300%	5/15/50	1,400	1,562
Southern Copper Corp.	3.500%	11/8/22	600	630
Southern Copper Corp.	3.875%	4/23/25	650	721
Southern Copper Corp.	7.500%	7/27/35	425	646
Southern Copper Corp.	6.750%	4/16/40	750	1,135
Southern Copper Corp.	5.875%	4/23/45	2,505	3,640
Steel Dynamics Inc.	2.800%	12/15/24	475	509
Steel Dynamics Inc.	2.400%	6/15/25	300	318
Steel Dynamics Inc.	1.650%	10/15/27	300	307
Steel Dynamics Inc.	3.450%	4/15/30	1,275	1,431
Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,451
Steel Dynamics Inc.	3.250%	10/15/50	500	522
Suzano Austria GmbH	6.000%	1/15/29	1,050	1,266
Suzano Austria GmbH	5.000%	1/15/30	1,200	1,364
Suzano Austria GmbH	3.750%	1/15/31	1,000	1,064
Teck Resources Ltd.	3.900%	7/15/30	500	557
Teck Resources Ltd.	6.125%	10/1/35	1,025	1,321
Teck Resources Ltd.	6.000%	8/15/40	150	188
Teck Resources Ltd.	6.250%	7/15/41	600	765
Vale Overseas Ltd.	6.250%	8/10/26	700	868
Vale Overseas Ltd.	3.750%	7/8/30	1,100	1,228

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vale Overseas Ltd.	8.250%	1/17/34	375	574
	Vale Overseas Ltd.	6.875%	11/21/36	1,530	2,241
	Vale Overseas Ltd.	6.875%	11/10/39	1,060	1,574
	Vale SA	5.625%	9/11/42	923	1,236
	Westlake Chemical Corp.	3.375%	6/15/30	500	548
	Westlake Chemical Corp.	5.000%	8/15/46	825	1,069
	Westlake Chemical Corp.	4.375%	11/15/47	435	509
	WestRock MWV LLC	8.200%	1/15/30	475	675
	WestRock MWV LLC	7.950%	2/15/31	275	389
	WestRock RKT Co.	4.900%	3/1/22	250	263
	Weyerhaeuser Co.	8.500%	1/15/25	150	193
	Weyerhaeuser Co.	4.000%	11/15/29	750	882
	Weyerhaeuser Co.	4.000%	4/15/30	800	944
	Weyerhaeuser Co.	7.375%	3/15/32	775	1,160
	Weyerhaeuser Co.	6.875%	12/15/33	125	177
	WRKCo Inc.	3.000%	9/15/24	525	564
	WRKCo Inc.	4.650%	3/15/26	600	706
	WRKCo Inc.	3.375%	9/15/27	825	920
	WRKCo Inc.	4.000%	3/15/28	800	924
	WRKCo Inc.	3.900%	6/1/28	607	703
	WRKCo Inc.	4.900%	3/15/29	1,325	1,635
	WRKCo Inc.	4.200%	6/1/32	700	845
	WRKCo Inc.	3.000%	6/15/33	1,400	1,534
	Capital Goods (0.7%)
	3M Co.	2.750%	3/1/22	375	385
	3M Co.	1.750%	2/14/23	500	515
	3M Co.	2.250%	3/15/23	1,325	1,379
	3M Co.	3.250%	2/14/24	400	433
	3M Co.	2.000%	2/14/25	600	636
	3M Co.	2.650%	4/15/25	1,069	1,161
	3M Co.	2.250%	9/19/26	100	108
	3M Co.	2.875%	10/15/27	1,639	1,823
	3M Co.	3.375%	3/1/29	650	751
	3M Co.	2.375%	8/26/29	675	729
	3M Co.	3.050%	4/15/30	1,440	1,632
	3M Co.	3.125%	9/19/46	1,125	1,244
	3M Co.	3.625%	10/15/47	450	537
	3M Co.	4.000%	9/14/48	182	234
	3M Co.	3.250%	8/26/49	375	426
	3M Co.	3.700%	4/15/50	1,200	1,468
	ABB Finance USA Inc.	2.875%	5/8/22	1,000	1,034
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	714
	Allegion plc	3.500%	10/1/29	325	358
	Allegion US Holding Co. Inc.	3.200%	10/1/24	128	137
	Allegion US Holding Co. Inc.	3.550%	10/1/27	325	356
	Amcor Finance USA Inc.	4.500%	5/15/28	500	595
	Amphenol Corp.	3.200%	4/1/24	200	215
	Amphenol Corp.	2.050%	3/1/25	170	180
	Amphenol Corp.	4.350%	6/1/29	300	367
	Amphenol Corp.	2.800%	2/15/30	750	822
	Avery Dennison Corp.	4.875%	12/6/28	300	370
	Avery Dennison Corp.	2.650%	4/30/30	750	803
	Bemis Co. Inc.	3.100%	9/15/26	300	324
	Bemis Co. Inc.	2.630%	6/19/30	400	433
[1]	Berry Global Inc.	1.570%	1/15/26	400	403
	Boeing Co.	2.125%	3/1/22	800	811
	Boeing Co.	2.700%	5/1/22	425	435
	Boeing Co.	2.800%	3/1/23	345	358
	Boeing Co.	4.508%	5/1/23	2,325	2,510
	Boeing Co.	1.875%	6/15/23	500	509
	Boeing Co.	1.950%	2/1/24	500	515
	Boeing Co.	2.800%	3/1/24	450	473
	Boeing Co.	2.850%	10/30/24	450	474

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	4.875%	5/1/25	2,680	3,052
Boeing Co.	2.750%	2/1/26	500	527
Boeing Co.	3.100%	5/1/26	400	428
Boeing Co.	2.250%	6/15/26	325	333
Boeing Co.	2.700%	2/1/27	1,715	1,783
Boeing Co.	2.800%	3/1/27	200	207
Boeing Co.	5.040%	5/1/27	2,060	2,411
Boeing Co.	3.250%	2/1/28	800	857
Boeing Co.	3.250%	3/1/28	275	291
Boeing Co.	3.450%	11/1/28	200	213
Boeing Co.	3.200%	3/1/29	900	944
Boeing Co.	2.950%	2/1/30	500	513
Boeing Co.	5.150%	5/1/30	3,715	4,494
Boeing Co.	3.625%	2/1/31	1,350	1,475
Boeing Co.	6.125%	2/15/33	325	420
Boeing Co.	3.600%	5/1/34	1,375	1,446
Boeing Co.	3.250%	2/1/35	600	615
Boeing Co.	6.625%	2/15/38	100	133
Boeing Co.	3.500%	3/1/39	200	201
Boeing Co.	6.875%	3/15/39	210	285
Boeing Co.	5.875%	2/15/40	545	697
Boeing Co.	5.705%	5/1/40	3,665	4,748
Boeing Co.	3.375%	6/15/46	450	437
Boeing Co.	3.650%	3/1/47	475	476
Boeing Co.	3.850%	11/1/48	200	206
Boeing Co.	3.900%	5/1/49	650	676
Boeing Co.	3.750%	2/1/50	1,000	1,051
Boeing Co.	5.805%	5/1/50	3,900	5,355
Boeing Co.	3.825%	3/1/59	225	227
Boeing Co.	3.950%	8/1/59	360	380
Boeing Co.	5.930%	5/1/60	3,415	4,837
Carlisle Cos. Inc.	3.750%	11/15/22	175	183
Carlisle Cos. Inc.	3.500%	12/1/24	150	164
Carlisle Cos. Inc.	3.750%	12/1/27	650	738
Carlisle Cos. Inc.	2.750%	3/1/30	515	549
Carrier Global Corp.	1.923%	2/15/23	425	437
Carrier Global Corp.	2.242%	2/15/25	1,600	1,685
Carrier Global Corp.	2.493%	2/15/27	1,475	1,588
Carrier Global Corp.	2.722%	2/15/30	1,625	1,733
Carrier Global Corp.	3.377%	4/5/40	1,650	1,803
Carrier Global Corp.	3.577%	4/5/50	1,600	1,787
Caterpillar Financial Services Corp.	2.950%	2/26/22	825	851
Caterpillar Financial Services Corp.	0.950%	5/13/22	1,300	1,313
Caterpillar Financial Services Corp.	2.400%	6/6/22	200	206
Caterpillar Financial Services Corp.	1.950%	11/18/22	1,300	1,341
Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	1,042
Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,502
Caterpillar Financial Services Corp.	0.650%	7/7/23	500	504
Caterpillar Financial Services Corp.	0.450%	9/14/23	1,825	1,831
Caterpillar Financial Services Corp.	3.650%	12/7/23	400	438
Caterpillar Financial Services Corp.	2.850%	5/17/24	325	350
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	797
Caterpillar Financial Services Corp.	3.250%	12/1/24	1,270	1,405
Caterpillar Financial Services Corp.	1.450%	5/15/25	375	388
Caterpillar Financial Services Corp.	0.800%	11/13/25	825	828
Caterpillar Financial Services Corp.	2.400%	8/9/26	200	218
Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,512
Caterpillar Inc.	2.600%	6/26/22	125	129
Caterpillar Inc.	3.400%	5/15/24	450	491
Caterpillar Inc.	2.600%	4/9/30	2,585	2,846
Caterpillar Inc.	6.050%	8/15/36	720	1,069
Caterpillar Inc.	5.200%	5/27/41	475	689
Caterpillar Inc.	3.803%	8/15/42	1,504	1,901
Caterpillar Inc.	4.300%	5/15/44	375	496

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Caterpillar Inc.	3.250%	9/19/49	1,600	1,874
Caterpillar Inc.	3.250%	4/9/50	865	1,011
CNH Industrial Capital LLC	4.375%	4/5/22	150	157
CNH Industrial Capital LLC	1.950%	7/2/23	250	257
CNH Industrial Capital LLC	4.200%	1/15/24	2,455	2,701
CNH Industrial Capital LLC	1.875%	1/15/26	260	272
CNH Industrial NV	3.850%	11/15/27	375	423
Crane Co.	4.450%	12/15/23	400	439
Crane Co.	4.200%	3/15/48	500	526
CRH America Inc.	5.750%	1/15/21	985	986
Deere & Co.	2.600%	6/8/22	700	719
Deere & Co.	2.750%	4/15/25	750	815
Deere & Co.	5.375%	10/16/29	455	604
Deere & Co.	3.100%	4/15/30	470	536
Deere & Co.	7.125%	3/3/31	400	587
Deere & Co.	3.900%	6/9/42	1,000	1,270
Deere & Co.	2.875%	9/7/49	200	223
Deere & Co.	3.750%	4/15/50	650	843
Dover Corp.	2.950%	11/4/29	575	621
Dover Corp.	6.600%	3/15/38	350	500
Dover Corp.	5.375%	3/1/41	280	354
Eaton Corp.	2.750%	11/2/22	1,075	1,122
Eaton Corp.	3.103%	9/15/27	665	743
Eaton Corp.	4.000%	11/2/32	717	867
Eaton Corp.	4.150%	11/2/42	75	94
Eaton Corp.	3.915%	9/15/47	550	647
Emerson Electric Co.	2.625%	12/1/21	450	459
Emerson Electric Co.	2.625%	2/15/23	300	313
Emerson Electric Co.	3.150%	6/1/25	450	498
Emerson Electric Co.	0.875%	10/15/26	2,000	2,012
Emerson Electric Co.	1.800%	10/15/27	750	791
Emerson Electric Co.	1.950%	10/15/30	375	394
Emerson Electric Co.	5.250%	11/15/39	135	184
Emerson Electric Co.	2.750%	10/15/50	450	476
Flowserve Corp.	3.500%	9/15/22	225	233
Flowserve Corp.	4.000%	11/15/23	375	397
Flowserve Corp.	3.500%	10/1/30	500	531
Fortive Corp.	3.150%	6/15/26	585	650
Fortive Corp.	4.300%	6/15/46	425	521
Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	654
Fortune Brands Home & Security Inc.	4.000%	6/15/25	455	515
Fortune Brands Home & Security Inc.	3.250%	9/15/29	400	443
General Dynamics Corp.	2.250%	11/15/22	900	929
General Dynamics Corp.	3.375%	5/15/23	600	642
General Dynamics Corp.	1.875%	8/15/23	500	519
General Dynamics Corp.	3.250%	4/1/25	525	579
General Dynamics Corp.	3.500%	5/15/25	1,500	1,674
General Dynamics Corp.	2.125%	8/15/26	250	268
General Dynamics Corp.	3.500%	4/1/27	350	400
General Dynamics Corp.	2.625%	11/15/27	500	546
General Dynamics Corp.	3.750%	5/15/28	705	824
General Dynamics Corp.	3.625%	4/1/30	755	895
General Dynamics Corp.	4.250%	4/1/40	520	671
General Dynamics Corp.	3.600%	11/15/42	625	761
General Dynamics Corp.	4.250%	4/1/50	505	682
General Electric Co.	3.150%	9/7/22	318	332
General Electric Co.	3.100%	1/9/23	4,149	4,359
General Electric Co.	3.450%	5/15/24	425	461
General Electric Co.	3.450%	5/1/27	750	845
General Electric Co.	3.625%	5/1/30	2,125	2,418
General Electric Co.	6.750%	3/15/32	1,185	1,664
General Electric Co.	6.150%	8/7/37	673	922
General Electric Co.	5.875%	1/14/38	2,512	3,399
General Electric Co.	6.875%	1/10/39	1,555	2,276

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Electric Co.	4.250%	5/1/40	2,125	2,508
	General Electric Co.	4.125%	10/9/42	552	644
	General Electric Co.	4.500%	3/11/44	300	366
	General Electric Co.	4.350%	5/1/50	3,375	4,085
	Hexcel Corp.	4.700%	8/15/25	225	251
	Hexcel Corp.	3.950%	2/15/27	275	297
	Honeywell International Inc.	4.250%	3/1/21	805	810
	Honeywell International Inc.	2.150%	8/8/22	600	617
	Honeywell International Inc.	0.483%	8/19/22	700	701
	Honeywell International Inc.	3.350%	12/1/23	1,175	1,280
	Honeywell International Inc.	2.300%	8/15/24	800	853
	Honeywell International Inc.	1.350%	6/1/25	1,730	1,791
	Honeywell International Inc.	2.500%	11/1/26	3,150	3,467
	Honeywell International Inc.	2.700%	8/15/29	350	391
	Honeywell International Inc.	1.950%	6/1/30	1,125	1,187
	Honeywell International Inc.	5.700%	3/15/36	300	429
	Honeywell International Inc.	5.700%	3/15/37	305	435
	Honeywell International Inc.	5.375%	3/1/41	855	1,234
	Honeywell International Inc.	2.800%	6/1/50	600	656
	Hubbell Inc.	3.350%	3/1/26	300	329
	Hubbell Inc.	3.150%	8/15/27	275	292
	Hubbell Inc.	3.500%	2/15/28	400	438
[1]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	250	278
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	400	447
[1]	Huntington Ingalls Industries Inc.	4.200%	5/1/30	375	443
	IDEX Corp.	3.000%	5/1/30	300	330
	Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,243
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,213
	Illinois Tool Works Inc.	3.900%	9/1/42	800	1,010
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	1,350	1,491
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	325	367
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	975	1,140
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	150	192
	Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	350	456
	John Deere Capital Corp.	2.750%	3/15/22	75	77
	John Deere Capital Corp.	1.950%	6/13/22	1,600	1,638
	John Deere Capital Corp.	0.550%	7/5/22	600	603
	John Deere Capital Corp.	2.150%	9/8/22	550	568
	John Deere Capital Corp.	2.700%	1/6/23	425	446
	John Deere Capital Corp.	2.800%	1/27/23	275	289
	John Deere Capital Corp.	2.800%	3/6/23	1,500	1,582
	John Deere Capital Corp.	3.450%	6/7/23	200	215
	John Deere Capital Corp.	0.700%	7/5/23	375	379
	John Deere Capital Corp.	0.400%	10/10/23	500	502
	John Deere Capital Corp.	3.650%	10/12/23	200	219
	John Deere Capital Corp.	2.600%	3/7/24	400	428
	John Deere Capital Corp.	3.350%	6/12/24	700	767
	John Deere Capital Corp.	2.050%	1/9/25	500	529
	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,372
	John Deere Capital Corp.	3.400%	9/11/25	325	365
	John Deere Capital Corp.	2.650%	6/10/26	300	328
	John Deere Capital Corp.	2.250%	9/14/26	1,250	1,348
	John Deere Capital Corp.	2.800%	9/8/27	250	278
	John Deere Capital Corp.	3.050%	1/6/28	600	672
	John Deere Capital Corp.	3.450%	3/7/29	300	348
	John Deere Capital Corp.	2.800%	7/18/29	490	547
	John Deere Capital Corp.	2.450%	1/9/30	1,000	1,090
	Johnson Controls International plc	3.625%	7/2/24	442	479
	Johnson Controls International plc	3.900%	2/14/26	219	249
	Johnson Controls International plc	6.000%	1/15/36	210	297
	Johnson Controls International plc	4.625%	7/2/44	800	1,034
	Johnson Controls International plc	5.125%	9/14/45	80	110
	Johnson Controls International plc	4.500%	2/15/47	400	526
	Johnson Controls International plc	4.950%	7/2/64	286	389

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.750%	9/15/30	500	509
Kennametal Inc.	3.875%	2/15/22	125	128
Kennametal Inc.	4.625%	6/15/28	1,000	1,108
L3Harris Technologies Inc.	3.850%	6/15/23	775	835
L3Harris Technologies Inc.	3.950%	5/28/24	270	296
L3Harris Technologies Inc.	3.832%	4/27/25	550	616
L3Harris Technologies Inc.	3.850%	12/15/26	200	230
L3Harris Technologies Inc.	4.400%	6/15/28	600	718
L3Harris Technologies Inc.	2.900%	12/15/29	450	498
L3Harris Technologies Inc.	1.800%	1/15/31	1,600	1,623
L3Harris Technologies Inc.	4.854%	4/27/35	100	131
L3Harris Technologies Inc.	6.150%	12/15/40	425	633
L3Harris Technologies Inc.	5.054%	4/27/45	375	521
Leggett & Platt Inc.	3.800%	11/15/24	550	593
Leggett & Platt Inc.	3.500%	11/15/27	700	762
Legrand France SA	8.500%	2/15/25	300	391
Lennox International Inc.	3.000%	11/15/23	100	105
Lennox International Inc.	1.350%	8/1/25	500	510
Lennox International Inc.	1.700%	8/1/27	500	507
Lockheed Martin Corp.	3.100%	1/15/23	270	284
Lockheed Martin Corp.	2.900%	3/1/25	463	504
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,359
Lockheed Martin Corp.	1.850%	6/15/30	1,500	1,570
Lockheed Martin Corp.	3.600%	3/1/35	485	586
Lockheed Martin Corp.	4.500%	5/15/36	565	742
Lockheed Martin Corp.	6.150%	9/1/36	1,915	2,876
Lockheed Martin Corp.	5.720%	6/1/40	316	462
Lockheed Martin Corp.	4.070%	12/15/42	1,775	2,289
Lockheed Martin Corp.	3.800%	3/1/45	750	927
Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,476
Lockheed Martin Corp.	2.800%	6/15/50	1,050	1,134
Lockheed Martin Corp.	4.090%	9/15/52	622	820
Martin Marietta Materials Inc.	4.250%	7/2/24	1,150	1,281
Martin Marietta Materials Inc.	3.450%	6/1/27	500	558
Martin Marietta Materials Inc.	2.500%	3/15/30	375	401
Martin Marietta Materials Inc.	4.250%	12/15/47	600	716
Masco Corp.	5.950%	3/15/22	228	243
Masco Corp.	4.450%	4/1/25	550	633
Masco Corp.	4.375%	4/1/26	400	468
Masco Corp.	3.500%	11/15/27	100	113
Masco Corp.	7.750%	8/1/29	94	130
Masco Corp.	2.000%	10/1/30	500	508
Masco Corp.	4.500%	5/15/47	725	908
Mohawk Industries Inc.	3.850%	2/1/23	550	585
Mohawk Industries Inc.	3.625%	5/15/30	375	419
Northrop Grumman Corp.	2.550%	10/15/22	1,500	1,556
Northrop Grumman Corp.	3.250%	8/1/23	500	537
Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,414
Northrop Grumman Corp.	3.200%	2/1/27	675	752
Northrop Grumman Corp.	3.250%	1/15/28	400	448
Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,909
Northrop Grumman Corp.	5.150%	5/1/40	2,165	2,967
Northrop Grumman Corp.	5.050%	11/15/40	850	1,161
Northrop Grumman Corp.	4.750%	6/1/43	1,550	2,058
Northrop Grumman Corp.	4.030%	10/15/47	1,550	1,940
Northrop Grumman Corp.	5.250%	5/1/50	795	1,180
Nvent Finance Sarl	3.950%	4/15/23	220	232
Nvent Finance Sarl	4.550%	4/15/28	300	326
Oshkosh Corp.	4.600%	5/15/28	400	471
Oshkosh Corp.	3.100%	3/1/30	80	87
Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,660
Otis Worldwide Corp.	2.293%	4/5/27	1,350	1,442
Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,501

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Otis Worldwide Corp.	3.112%	2/15/40	2,530	2,757
Otis Worldwide Corp.	3.362%	2/15/50	550	629
Owens Corning	4.200%	12/1/24	250	278
Owens Corning	3.400%	8/15/26	500	552
Owens Corning	3.950%	8/15/29	375	431
Owens Corning	3.875%	6/1/30	100	115
Owens Corning	7.000%	12/1/36	18	26
Owens Corning	4.300%	7/15/47	700	839
Owens Corning	4.400%	1/30/48	525	630
Parker-Hannifin Corp.	3.500%	9/15/22	975	1,024
Parker-Hannifin Corp.	2.700%	6/14/24	475	510
Parker-Hannifin Corp.	3.300%	11/21/24	467	511
Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,785
Parker-Hannifin Corp.	4.200%	11/21/34	200	247
Parker-Hannifin Corp.	6.250%	5/15/38	575	835
Parker-Hannifin Corp.	4.100%	3/1/47	500	620
Parker-Hannifin Corp.	4.000%	6/14/49	800	1,003
Precision Castparts Corp.	2.500%	1/15/23	1,075	1,118
Precision Castparts Corp.	3.250%	6/15/25	675	744
Precision Castparts Corp.	3.900%	1/15/43	375	433
Precision Castparts Corp.	4.375%	6/15/45	275	346
Raytheon Technologies Corp.	2.800%	3/15/22	800	821
Raytheon Technologies Corp.	2.500%	12/15/22	845	875
Raytheon Technologies Corp.	3.650%	8/16/23	57	61
Raytheon Technologies Corp.	3.200%	3/15/24	775	835
Raytheon Technologies Corp.	3.950%	8/16/25	1,680	1,927
Raytheon Technologies Corp.	3.500%	3/15/27	2,000	2,260
Raytheon Technologies Corp.	3.125%	5/4/27	975	1,089
Raytheon Technologies Corp.	7.200%	8/15/27	75	101
Raytheon Technologies Corp.	6.700%	8/1/28	150	203
Raytheon Technologies Corp.	4.125%	11/16/28	2,445	2,908
Raytheon Technologies Corp.	7.500%	9/15/29	400	579
Raytheon Technologies Corp.	2.250%	7/1/30	500	530
Raytheon Technologies Corp.	5.400%	5/1/35	500	678
Raytheon Technologies Corp.	6.050%	6/1/36	585	847
Raytheon Technologies Corp.	6.125%	7/15/38	925	1,370
Raytheon Technologies Corp.	4.450%	11/16/38	1,000	1,258
Raytheon Technologies Corp.	5.700%	4/15/40	625	909
Raytheon Technologies Corp.	4.875%	10/15/40	225	294
Raytheon Technologies Corp.	4.700%	12/15/41	925	1,204
Raytheon Technologies Corp.	4.500%	6/1/42	2,450	3,201
Raytheon Technologies Corp.	4.800%	12/15/43	285	367
Raytheon Technologies Corp.	4.150%	5/15/45	1,025	1,298
Raytheon Technologies Corp.	3.750%	11/1/46	900	1,059
Raytheon Technologies Corp.	4.350%	4/15/47	1,325	1,710
Raytheon Technologies Corp.	4.050%	5/4/47	800	990
Raytheon Technologies Corp.	3.125%	7/1/50	1,475	1,622
Republic Services Inc.	2.500%	8/15/24	60	64
Republic Services Inc.	3.200%	3/15/25	500	548
Republic Services Inc.	0.875%	11/15/25	500	502
Republic Services Inc.	2.900%	7/1/26	400	441
Republic Services Inc.	2.300%	3/1/30	725	763
Republic Services Inc.	1.450%	2/15/31	500	488
Republic Services Inc.	1.750%	2/15/32	625	625
Republic Services Inc.	6.200%	3/1/40	475	704
Republic Services Inc.	5.700%	5/15/41	300	426
Republic Services Inc.	3.050%	3/1/50	650	702
Rockwell Automation Inc.	3.500%	3/1/29	350	408
Rockwell Automation Inc.	4.200%	3/1/49	475	636
Roper Technologies Inc.	2.800%	12/15/21	400	408
Roper Technologies Inc.	2.350%	9/15/24	500	532
Roper Technologies Inc.	1.000%	9/15/25	500	503
Roper Technologies Inc.	3.850%	12/15/25	250	282
Roper Technologies Inc.	3.800%	12/15/26	600	691

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Roper Technologies Inc.	1.400%	9/15/27	2,000	2,013
Roper Technologies Inc.	4.200%	9/15/28	650	773
Roper Technologies Inc.	2.950%	9/15/29	475	520
Roper Technologies Inc.	2.000%	6/30/30	1,275	1,299
Roper Technologies Inc.	1.750%	2/15/31	2,000	1,989
Snap-on Inc.	6.125%	9/1/21	300	311
Snap-on Inc.	3.250%	3/1/27	225	250
Snap-on Inc.	4.100%	3/1/48	275	352
Snap-on Inc.	3.100%	5/1/50	250	280
Sonoco Products Co.	3.125%	5/1/30	400	444
Sonoco Products Co.	5.750%	11/1/40	490	665
Stanley Black & Decker Inc.	3.400%	3/1/26	375	423
Stanley Black & Decker Inc.	4.250%	11/15/28	375	457
Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,605
Stanley Black & Decker Inc.	5.200%	9/1/40	300	416
Stanley Black & Decker Inc.	4.850%	11/15/48	400	557
Stanley Black & Decker Inc.	2.750%	11/15/50	625	652
Stanley Black & Decker Inc.	4.000%	3/15/60	200	214
Textron Inc.	4.300%	3/1/24	625	684
Textron Inc.	3.875%	3/1/25	200	219
Textron Inc.	4.000%	3/15/26	300	338
Textron Inc.	3.650%	3/15/27	1,025	1,137
Textron Inc.	3.375%	3/1/28	325	358
Textron Inc.	3.900%	9/17/29	250	284
Timken Co.	3.875%	9/1/24	200	214
Timken Co.	4.500%	12/15/28	400	445
Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	900	982
Valmont Industries Inc.	5.000%	10/1/44	475	553
Valmont Industries Inc.	5.250%	10/1/54	300	354
Vulcan Materials Co.	4.500%	4/1/25	250	285
Vulcan Materials Co.	3.500%	6/1/30	575	658
Vulcan Materials Co.	4.500%	6/15/47	1,050	1,297
Wabtec Corp.	4.400%	3/15/24	1,100	1,205
Wabtec Corp.	3.450%	11/15/26	1,325	1,453
Wabtec Corp.	4.950%	9/15/28	750	889
Waste Connections Inc.	4.250%	12/1/28	375	446
Waste Connections Inc.	3.500%	5/1/29	950	1,079
Waste Connections Inc.	2.600%	2/1/30	500	536
Waste Connections Inc.	3.050%	4/1/50	300	321
Waste Management Inc.	2.900%	9/15/22	191	198
Waste Management Inc.	2.400%	5/15/23	1,100	1,148
Waste Management Inc.	3.500%	5/15/24	750	818
Waste Management Inc.	3.125%	3/1/25	250	274
Waste Management Inc.	0.750%	11/15/25	500	502
Waste Management Inc.	3.150%	11/15/27	1,600	1,799
Waste Management Inc.	1.150%	3/15/28	500	500
Waste Management Inc.	3.900%	3/1/35	250	304
Waste Management Inc.	4.100%	3/1/45	500	628
Waste Management Inc.	4.150%	7/15/49	900	1,196
Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	70	75
WW Grainger Inc.	1.850%	2/15/25	350	368
WW Grainger Inc.	4.600%	6/15/45	825	1,106
WW Grainger Inc.	3.750%	5/15/46	325	384
WW Grainger Inc.	4.200%	5/15/47	350	443
Xylem Inc.	3.250%	11/1/26	300	337
Xylem Inc.	4.375%	11/1/46	475	580
Xylem Inc.	1.950%	1/30/28	250	261
Xylem Inc.	2.250%	1/30/31	400	421
Communication (1.1%)
Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,190
Activision Blizzard Inc.	1.350%	9/15/30	500	491
Activision Blizzard Inc.	4.500%	6/15/47	325	423
Activision Blizzard Inc.	2.500%	9/15/50	1,200	1,160

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	America Movil SAB de CV	3.125%	7/16/22	1,060	1,102
	America Movil SAB de CV	3.625%	4/22/29	700	793
	America Movil SAB de CV	2.875%	5/7/30	700	760
	America Movil SAB de CV	6.375%	3/1/35	800	1,200
	America Movil SAB de CV	6.125%	11/15/37	300	429
	America Movil SAB de CV	6.125%	3/30/40	1,500	2,214
	America Movil SAB de CV	4.375%	7/16/42	950	1,184
	America Movil SAB de CV	4.375%	4/22/49	1,800	2,312
	American Tower Corp.	2.250%	1/15/22	350	357
	American Tower Corp.	3.500%	1/31/23	1,075	1,142
	American Tower Corp.	5.000%	2/15/24	1,900	2,148
	American Tower Corp.	3.375%	5/15/24	500	543
	American Tower Corp.	2.950%	1/15/25	885	958
	American Tower Corp.	3.375%	10/15/26	1,069	1,200
	American Tower Corp.	2.750%	1/15/27	2,709	2,931
	American Tower Corp.	3.125%	1/15/27	575	631
	American Tower Corp.	3.550%	7/15/27	600	678
	American Tower Corp.	1.500%	1/31/28	1,000	1,005
	American Tower Corp.	3.800%	8/15/29	1,075	1,246
	American Tower Corp.	2.900%	1/15/30	1,490	1,620
	American Tower Corp.	2.100%	6/15/30	560	573
	American Tower Corp.	1.875%	10/15/30	700	705
	American Tower Corp.	3.700%	10/15/49	500	566
	American Tower Corp.	3.100%	6/15/50	560	575
	American Tower Corp.	2.950%	1/15/51	500	500
	AT&T Inc.	3.000%	6/30/22	1,750	1,810
	AT&T Inc.	4.050%	12/15/23	375	414
	AT&T Inc.	4.450%	4/1/24	825	921
	AT&T Inc.	3.950%	1/15/25	804	904
	AT&T Inc.	3.400%	5/15/25	3,632	4,031
	AT&T Inc.	3.600%	7/15/25	825	928
	AT&T Inc.	4.125%	2/17/26	2,514	2,906
	AT&T Inc.	3.800%	2/15/27	2,570	2,952
	AT&T Inc.	2.300%	6/1/27	2,650	2,825
	AT&T Inc.	1.650%	2/1/28	2,750	2,802
	AT&T Inc.	4.100%	2/15/28	952	1,117
	AT&T Inc.	4.350%	3/1/29	2,700	3,212
	AT&T Inc.	4.300%	2/15/30	2,249	2,685
	AT&T Inc.	2.750%	6/1/31	4,600	4,902
	AT&T Inc.	2.250%	2/1/32	3,000	3,039
[1]	AT&T Inc.	2.550%	12/1/33	1,118	1,149
	AT&T Inc.	4.500%	5/15/35	2,330	2,819
	AT&T Inc.	5.250%	3/1/37	2,325	2,998
	AT&T Inc.	4.900%	8/15/37	1,405	1,752
	AT&T Inc.	4.850%	3/1/39	1,000	1,239
	AT&T Inc.	5.350%	9/1/40	2,205	2,873
	AT&T Inc.	3.500%	6/1/41	2,650	2,857
	AT&T Inc.	5.550%	8/15/41	410	543
	AT&T Inc.	5.150%	3/15/42	1,000	1,274
	AT&T Inc.	4.900%	6/15/42	900	1,122
	AT&T Inc.	4.300%	12/15/42	1,523	1,774
	AT&T Inc.	3.100%	2/1/43	3,600	3,647
	AT&T Inc.	4.350%	6/15/45	1,137	1,300
	AT&T Inc.	4.750%	5/15/46	1,825	2,261
	AT&T Inc.	5.150%	11/15/46	742	968
	AT&T Inc.	4.500%	3/9/48	1,900	2,249
	AT&T Inc.	4.550%	3/9/49	5,062	6,079
	AT&T Inc.	5.150%	2/15/50	750	968
	AT&T Inc.	3.650%	6/1/51	3,135	3,279
	AT&T Inc.	3.300%	2/1/52	1,800	1,784
[1]	AT&T Inc.	3.500%	9/15/53	6,206	6,222
[1]	AT&T Inc.	3.550%	9/15/55	4,951	4,954
[1]	AT&T Inc.	3.800%	12/1/57	5,253	5,480
[1]	AT&T Inc.	3.650%	9/15/59	2,249	2,256

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	3.850%	6/1/60	1,155	1,211
AT&T Inc.	3.500%	2/1/61	1,400	1,386
Bell Canada Inc.	4.300%	7/29/49	400	519
British Telecommunications plc	4.500%	12/4/23	500	551
British Telecommunications plc	5.125%	12/4/28	450	553
British Telecommunications plc	9.625%	12/15/30	2,300	3,805
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	1,000	1,074
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	2,415	2,544
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	1,330	1,474
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	3,500	4,067
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	880	987
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	1,300	1,574
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	1,815	1,916
Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	800	798
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	1,964	2,688
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	2,810	3,971
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	1,650	2,055
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	2,550	3,332
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	750	912
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	2,450	2,918
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	1,745	1,810
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	1,325	2,008
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	1,800	1,809
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,297
Comcast Corp.	3.000%	2/1/24	3,200	3,444
Comcast Corp.	3.600%	3/1/24	350	384
Comcast Corp.	3.375%	2/15/25	999	1,104
Comcast Corp.	3.375%	8/15/25	2,955	3,284
Comcast Corp.	3.950%	10/15/25	3,089	3,538
Comcast Corp.	3.150%	3/1/26	1,600	1,778
Comcast Corp.	2.350%	1/15/27	1,930	2,075
Comcast Corp.	3.300%	2/1/27	1,075	1,210
Comcast Corp.	3.300%	4/1/27	1,250	1,418
Comcast Corp.	3.150%	2/15/28	1,381	1,547
Comcast Corp.	4.150%	10/15/28	2,000	2,393
Comcast Corp.	2.650%	2/1/30	1,050	1,143
Comcast Corp.	3.400%	4/1/30	1,375	1,580
Comcast Corp.	4.250%	10/15/30	1,200	1,467
Comcast Corp.	1.950%	1/15/31	1,300	1,335
Comcast Corp.	1.500%	2/15/31	1,400	1,388
Comcast Corp.	4.250%	1/15/33	1,275	1,593
Comcast Corp.	7.050%	3/15/33	1,025	1,567
Comcast Corp.	5.650%	6/15/35	1,080	1,531
Comcast Corp.	4.400%	8/15/35	1,000	1,267
Comcast Corp.	3.200%	7/15/36	700	793
Comcast Corp.	6.450%	3/15/37	1,350	2,061
Comcast Corp.	6.950%	8/15/37	20	32
Comcast Corp.	3.900%	3/1/38	725	882

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	6.400%	5/15/38	868	1,339
	Comcast Corp.	4.600%	10/15/38	2,300	3,016
	Comcast Corp.	6.550%	7/1/39	350	545
	Comcast Corp.	3.250%	11/1/39	575	649
	Comcast Corp.	6.400%	3/1/40	450	702
	Comcast Corp.	3.750%	4/1/40	2,650	3,195
	Comcast Corp.	4.650%	7/15/42	1,065	1,437
	Comcast Corp.	4.500%	1/15/43	250	329
	Comcast Corp.	4.750%	3/1/44	400	548
	Comcast Corp.	4.600%	8/15/45	2,775	3,707
	Comcast Corp.	3.400%	7/15/46	1,200	1,385
	Comcast Corp.	4.000%	8/15/47	700	880
	Comcast Corp.	3.969%	11/1/47	1,371	1,710
	Comcast Corp.	4.000%	3/1/48	322	402
	Comcast Corp.	4.700%	10/15/48	3,300	4,585
	Comcast Corp.	3.999%	11/1/49	1,803	2,266
	Comcast Corp.	3.450%	2/1/50	1,400	1,645
	Comcast Corp.	2.800%	1/15/51	1,275	1,328
	Comcast Corp.	2.450%	8/15/52	2,500	2,425
	Comcast Corp.	4.049%	11/1/52	1,317	1,682
	Comcast Corp.	4.950%	10/15/58	2,300	3,483
	Comcast Corp.	2.650%	8/15/62	1,000	1,000
	Crown Castle International Corp.	5.250%	1/15/23	375	410
	Crown Castle International Corp.	3.150%	7/15/23	625	665
	Crown Castle International Corp.	3.200%	9/1/24	525	570
	Crown Castle International Corp.	1.350%	7/15/25	522	531
	Crown Castle International Corp.	4.450%	2/15/26	1,405	1,623
	Crown Castle International Corp.	3.700%	6/15/26	975	1,099
	Crown Castle International Corp.	3.650%	9/1/27	1,190	1,342
	Crown Castle International Corp.	3.800%	2/15/28	1,525	1,746
	Crown Castle International Corp.	3.100%	11/15/29	400	435
	Crown Castle International Corp.	3.300%	7/1/30	1,300	1,452
	Crown Castle International Corp.	2.250%	1/15/31	500	517
	Crown Castle International Corp.	4.750%	5/15/47	300	382
	Crown Castle International Corp.	5.200%	2/15/49	430	584
	Crown Castle International Corp.	4.150%	7/1/50	700	840
	Crown Castle International Corp.	3.250%	1/15/51	1,200	1,242
	Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	5,446
	Discovery Communications LLC	2.950%	3/20/23	600	631
	Discovery Communications LLC	3.800%	3/13/24	210	229
	Discovery Communications LLC	3.900%	11/15/24	534	592
	Discovery Communications LLC	3.450%	3/15/25	1,350	1,480
	Discovery Communications LLC	3.950%	6/15/25	576	646
	Discovery Communications LLC	4.900%	3/11/26	550	646
	Discovery Communications LLC	3.950%	3/20/28	1,584	1,811
	Discovery Communications LLC	3.625%	5/15/30	1,930	2,208
	Discovery Communications LLC	5.000%	9/20/37	1,330	1,682
	Discovery Communications LLC	6.350%	6/1/40	555	789
	Discovery Communications LLC	4.875%	4/1/43	700	861
	Discovery Communications LLC	5.200%	9/20/47	1,830	2,378
	Discovery Communications LLC	5.300%	5/15/49	589	770
	Discovery Communications LLC	4.650%	5/15/50	1,300	1,622
[1]	Discovery Communications LLC	4.000%	9/15/55	1,245	1,387
	Electronic Arts Inc.	4.800%	3/1/26	275	327
	Fox Corp.	3.666%	1/25/22	675	699
	Fox Corp.	4.030%	1/25/24	1,575	1,731
	Fox Corp.	3.050%	4/7/25	240	263
	Fox Corp.	4.709%	1/25/29	1,000	1,211
	Fox Corp.	3.500%	4/8/30	560	635
	Fox Corp.	5.476%	1/25/39	950	1,300
	Fox Corp.	5.576%	1/25/49	2,100	3,051
	Grupo Televisa SAB	6.625%	3/18/25	450	548
	Grupo Televisa SAB	4.625%	1/30/26	550	618
	Grupo Televisa SAB	8.500%	3/11/32	50	76

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grupo Televisa SAB	6.625%	1/15/40	500	701
	Grupo Televisa SAB	5.000%	5/13/45	1,640	1,983
	Grupo Televisa SAB	5.250%	5/24/49	800	1,011
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	750	801
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	350	389
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	325	391
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	495
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	350	478
	Koninklijke KPN NV	8.375%	10/1/30	500	710
	Moody’s Corp.	4.500%	9/1/22	335	354
	Moody’s Corp.	4.875%	2/15/24	425	475
	Moody’s Corp.	3.250%	1/15/28	300	337
	Moody’s Corp.	4.875%	12/17/48	300	405
	Moody’s Corp.	3.250%	5/20/50	250	273
	Moody’s Corp.	2.550%	8/18/60	500	468
	NBCUniversal Media LLC	6.400%	4/30/40	480	753
	NBCUniversal Media LLC	5.950%	4/1/41	925	1,409
	NBCUniversal Media LLC	4.450%	1/15/43	800	1,043
	Omnicom Group Inc.	2.450%	4/30/30	620	656
	Omnicom Group Inc.	4.200%	6/1/30	400	479
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	1,100	1,147
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	650	717
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	1,150	1,310
	Orange SA	9.000%	3/1/31	2,260	3,697
	Orange SA	5.375%	1/13/42	700	995
	Orange SA	5.500%	2/6/44	600	873
	RELX Capital Inc.	3.500%	3/16/23	575	612
	RELX Capital Inc.	4.000%	3/18/29	300	355
	RELX Capital Inc.	3.000%	5/22/30	500	556
	Rogers Communications Inc.	3.000%	3/15/23	230	241
	Rogers Communications Inc.	4.100%	10/1/23	300	327
	Rogers Communications Inc.	3.625%	12/15/25	475	536
	Rogers Communications Inc.	4.500%	3/15/43	540	684
	Rogers Communications Inc.	5.000%	3/15/44	500	682
	Rogers Communications Inc.	4.350%	5/1/49	2,000	2,555
	S&P Global Inc.	4.000%	6/15/25	550	625
	S&P Global Inc.	2.500%	12/1/29	375	408
	S&P Global Inc.	1.250%	8/15/30	500	496
	S&P Global Inc.	3.250%	12/1/49	450	525
	S&P Global Inc.	2.300%	8/15/60	1,000	944
[1]	T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,376
[1]	T-Mobile USA Inc.	1.500%	2/15/26	800	820
[1]	T-Mobile USA Inc.	3.750%	4/15/27	6,500	7,391
[1]	T-Mobile USA Inc.	2.050%	2/15/28	3,500	3,641
[1]	T-Mobile USA Inc.	3.875%	4/15/30	6,675	7,726
[1]	T-Mobile USA Inc.	2.550%	2/15/31	1,900	1,994
[1]	T-Mobile USA Inc.	2.250%	11/15/31	900	923
[1]	T-Mobile USA Inc.	4.375%	4/15/40	3,250	3,945
[1]	T-Mobile USA Inc.	3.000%	2/15/41	500	518
[1]	T-Mobile USA Inc.	4.500%	4/15/50	2,690	3,336
[1]	T-Mobile USA Inc.	3.300%	2/15/51	2,600	2,677
[1]	T-Mobile USA Inc.	3.600%	11/15/60	1,200	1,275
	Telefonica Emisiones SAU	4.570%	4/27/23	675	737
	Telefonica Emisiones SAU	4.103%	3/8/27	1,175	1,356
	Telefonica Emisiones SAU	7.045%	6/20/36	1,635	2,447
	Telefonica Emisiones SAU	4.665%	3/6/38	600	723
	Telefonica Emisiones SAU	5.213%	3/8/47	2,000	2,568
	Telefonica Emisiones SAU	4.895%	3/6/48	1,200	1,498
	Telefonica Emisiones SAU	5.520%	3/1/49	900	1,213
	Telefonica Europe BV	8.250%	9/15/30	1,580	2,406
	TELUS Corp.	2.800%	2/16/27	500	546
	TELUS Corp.	4.300%	6/15/49	1,000	1,248
	Thomson Reuters Corp.	4.300%	11/23/23	560	614
	Thomson Reuters Corp.	3.350%	5/15/26	400	448

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thomson Reuters Corp.	5.500%	8/15/35	350	465
	Thomson Reuters Corp.	5.850%	4/15/40	400	553
	Time Warner Cable LLC	6.550%	5/1/37	1,300	1,773
	Time Warner Cable LLC	7.300%	7/1/38	785	1,162
	Time Warner Cable LLC	6.750%	6/15/39	1,350	1,926
	Time Warner Cable LLC	5.875%	11/15/40	750	993
	Time Warner Cable LLC	5.500%	9/1/41	825	1,062
	Time Warner Cable LLC	4.500%	9/15/42	730	850
	Time Warner Entertainment Co. LP	8.375%	3/15/23	825	964
	Time Warner Entertainment Co. LP	8.375%	7/15/33	650	1,004
	Verizon Communications Inc.	5.150%	9/15/23	1,890	2,127
	Verizon Communications Inc.	3.500%	11/1/24	1,475	1,626
	Verizon Communications Inc.	3.376%	2/15/25	2,426	2,693
	Verizon Communications Inc.	0.850%	11/20/25	1,525	1,535
	Verizon Communications Inc.	2.625%	8/15/26	2,437	2,668
	Verizon Communications Inc.	4.125%	3/16/27	2,250	2,653
	Verizon Communications Inc.	3.000%	3/22/27	600	665
	Verizon Communications Inc.	4.329%	9/21/28	3,207	3,851
	Verizon Communications Inc.	4.016%	12/3/29	3,124	3,704
	Verizon Communications Inc.	3.150%	3/22/30	3,990	4,472
	Verizon Communications Inc.	1.500%	9/18/30	500	492
[1]	Verizon Communications Inc.	1.680%	10/30/30	1,476	1,466
	Verizon Communications Inc.	1.750%	1/20/31	1,000	994
	Verizon Communications Inc.	4.500%	8/10/33	3,075	3,876
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,746
	Verizon Communications Inc.	4.272%	1/15/36	2,009	2,484
	Verizon Communications Inc.	5.250%	3/16/37	1,200	1,630
	Verizon Communications Inc.	4.812%	3/15/39	1,675	2,171
	Verizon Communications Inc.	2.650%	11/20/40	2,175	2,199
	Verizon Communications Inc.	4.750%	11/1/41	700	922
	Verizon Communications Inc.	3.850%	11/1/42	1,050	1,242
	Verizon Communications Inc.	4.125%	8/15/46	2,480	3,026
	Verizon Communications Inc.	4.862%	8/21/46	3,661	4,913
	Verizon Communications Inc.	4.522%	9/15/48	3,100	4,023
	Verizon Communications Inc.	5.012%	4/15/49	1,700	2,355
	Verizon Communications Inc.	4.000%	3/22/50	1,200	1,452
	Verizon Communications Inc.	2.875%	11/20/50	2,000	2,011
	Verizon Communications Inc.	5.012%	8/21/54	300	418
	Verizon Communications Inc.	4.672%	3/15/55	2,000	2,662
[1]	Verizon Communications Inc.	2.987%	10/30/56	3,439	3,455
	Verizon Communications Inc.	3.000%	11/20/60	2,000	2,006
	ViacomCBS Inc.	3.375%	3/1/22	362	371
	ViacomCBS Inc.	4.250%	9/1/23	1,175	1,277
	ViacomCBS Inc.	3.875%	4/1/24	388	423
	ViacomCBS Inc.	3.700%	8/15/24	575	629
	ViacomCBS Inc.	3.500%	1/15/25	500	548
	ViacomCBS Inc.	4.750%	5/15/25	1,000	1,160
	ViacomCBS Inc.	4.000%	1/15/26	500	571
	ViacomCBS Inc.	2.900%	1/15/27	3,133	3,432
	ViacomCBS Inc.	3.375%	2/15/28	925	1,040
	ViacomCBS Inc.	3.700%	6/1/28	400	456
	ViacomCBS Inc.	4.950%	1/15/31	1,200	1,505
	ViacomCBS Inc.	4.200%	5/19/32	2,000	2,408
	ViacomCBS Inc.	4.850%	7/1/42	675	821
	ViacomCBS Inc.	4.375%	3/15/43	887	1,047
	ViacomCBS Inc.	5.850%	9/1/43	1,975	2,712
	ViacomCBS Inc.	5.250%	4/1/44	500	643
	ViacomCBS Inc.	4.900%	8/15/44	700	863
	ViacomCBS Inc.	4.950%	5/19/50	1,750	2,245
	Vodafone Group plc	3.750%	1/16/24	2,400	2,622
	Vodafone Group plc	4.125%	5/30/25	2,619	2,992
	Vodafone Group plc	4.375%	5/30/28	1,610	1,926
	Vodafone Group plc	7.875%	2/15/30	625	925
	Vodafone Group plc	6.250%	11/30/32	425	587

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vodafone Group plc	6.150%	2/27/37	200	288
Vodafone Group plc	5.000%	5/30/38	1,630	2,120
Vodafone Group plc	4.375%	2/19/43	1,125	1,391
Vodafone Group plc	5.250%	5/30/48	2,645	3,668
Vodafone Group plc	4.875%	6/19/49	1,250	1,664
Vodafone Group plc	4.250%	9/17/50	2,000	2,461
Vodafone Group plc	5.125%	6/19/59	600	825
Walt Disney Co.	2.550%	2/15/22	932	955
Walt Disney Co.	2.450%	3/4/22	375	384
Walt Disney Co.	1.650%	9/1/22	400	408
Walt Disney Co.	3.000%	9/15/22	825	861
Walt Disney Co.	3.700%	9/15/24	1,000	1,109
Walt Disney Co.	3.350%	3/24/25	1,255	1,390
Walt Disney Co.	3.150%	9/17/25	600	664
Walt Disney Co.	3.700%	10/15/25	500	566
Walt Disney Co.	1.750%	1/13/26	1,500	1,569
Walt Disney Co.	1.850%	7/30/26	1,415	1,487
Walt Disney Co.	3.375%	11/15/26	281	316
Walt Disney Co.	3.700%	3/23/27	400	461
Walt Disney Co.	2.200%	1/13/28	800	855
Walt Disney Co.	2.000%	9/1/29	1,400	1,461
Walt Disney Co.	3.800%	3/22/30	1,085	1,291
Walt Disney Co.	2.650%	1/13/31	3,000	3,290
Walt Disney Co.	7.000%	3/1/32	50	75
Walt Disney Co.	6.550%	3/15/33	392	571
Walt Disney Co.	6.200%	12/15/34	775	1,163
Walt Disney Co.	6.400%	12/15/35	2,800	4,339
Walt Disney Co.	6.150%	3/1/37	800	1,166
Walt Disney Co.	6.650%	11/15/37	1,600	2,523
Walt Disney Co.	4.625%	3/23/40	475	632
Walt Disney Co.	3.500%	5/13/40	1,500	1,760
Walt Disney Co.	4.375%	8/16/41	325	413
Walt Disney Co.	4.125%	12/1/41	485	602
Walt Disney Co.	3.700%	12/1/42	400	474
Walt Disney Co.	5.400%	10/1/43	1,400	2,047
Walt Disney Co.	4.750%	9/15/44	690	945
Walt Disney Co.	4.950%	10/15/45	100	140
Walt Disney Co.	3.000%	7/30/46	400	438
Walt Disney Co.	2.750%	9/1/49	2,000	2,113
Walt Disney Co.	4.700%	3/23/50	1,155	1,628
Walt Disney Co.	3.600%	1/13/51	2,000	2,426
Walt Disney Co.	3.800%	5/13/60	1,100	1,381
Weibo Corp.	3.500%	7/5/24	825	863
Weibo Corp.	3.375%	7/8/30	700	715
WPP Finance 2010	3.625%	9/7/22	400	421
WPP Finance 2010	3.750%	9/19/24	525	582
Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	3.900%	4/15/30	700	801
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	210
Alibaba Group Holding Ltd.	3.600%	11/28/24	2,225	2,447
Alibaba Group Holding Ltd.	3.400%	12/6/27	1,400	1,564
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	742
Alibaba Group Holding Ltd.	4.000%	12/6/37	535	630
Alibaba Group Holding Ltd.	4.200%	12/6/47	1,900	2,390
Alibaba Group Holding Ltd.	4.400%	12/6/57	900	1,201
Amazon.com Inc.	3.300%	12/5/21	775	792
Amazon.com Inc.	2.500%	11/29/22	475	493
Amazon.com Inc.	2.400%	2/22/23	1,150	1,200
Amazon.com Inc.	0.400%	6/3/23	1,750	1,759
Amazon.com Inc.	0.800%	6/3/25	1,000	1,014
Amazon.com Inc.	5.200%	12/3/25	875	1,063
Amazon.com Inc.	1.200%	6/3/27	1,700	1,733
Amazon.com Inc.	3.150%	8/22/27	1,550	1,763

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Amazon.com Inc.	1.500%	6/3/30	2,000	2,030
Amazon.com Inc.	4.800%	12/5/34	975	1,334
Amazon.com Inc.	3.875%	8/22/37	2,790	3,464
Amazon.com Inc.	4.950%	12/5/44	1,275	1,863
Amazon.com Inc.	4.050%	8/22/47	3,400	4,484
Amazon.com Inc.	2.500%	6/3/50	1,900	1,964
Amazon.com Inc.	4.250%	8/22/57	1,785	2,519
Amazon.com Inc.	2.700%	6/3/60	1,595	1,705
American Honda Finance Corp.	3.375%	12/10/21	400	411
American Honda Finance Corp.	1.950%	5/20/22	375	383
American Honda Finance Corp.	0.400%	10/21/22	1,400	1,401
American Honda Finance Corp.	2.600%	11/16/22	500	521
American Honda Finance Corp.	1.950%	5/10/23	1,400	1,451
American Honda Finance Corp.	0.875%	7/7/23	500	506
American Honda Finance Corp.	3.450%	7/14/23	400	430
American Honda Finance Corp.	0.650%	9/8/23	1,175	1,182
American Honda Finance Corp.	3.625%	10/10/23	400	435
American Honda Finance Corp.	2.900%	2/16/24	1,725	1,847
American Honda Finance Corp.	2.400%	6/27/24	400	425
American Honda Finance Corp.	2.150%	9/10/24	475	502
American Honda Finance Corp.	1.200%	7/8/25	500	511
American Honda Finance Corp.	1.000%	9/10/25	600	607
American Honda Finance Corp.	2.300%	9/9/26	250	269
American Honda Finance Corp.	2.350%	1/8/27	375	403
American Honda Finance Corp.	3.500%	2/15/28	400	458
Aptiv Corp.	4.150%	3/15/24	575	632
Aptiv plc	4.250%	1/15/26	700	808
Aptiv plc	4.350%	3/15/29	150	173
Aptiv plc	4.400%	10/1/46	225	243
Aptiv plc	5.400%	3/15/49	305	380
Automatic Data Processing Inc.	3.375%	9/15/25	825	929
Automatic Data Processing Inc.	1.250%	9/1/30	800	790
AutoNation Inc.	3.500%	11/15/24	762	823
AutoNation Inc.	4.500%	10/1/25	500	560
AutoNation Inc.	3.800%	11/15/27	250	276
AutoZone Inc.	3.700%	4/15/22	700	725
AutoZone Inc.	2.875%	1/15/23	250	261
AutoZone Inc.	3.125%	7/15/23	275	292
AutoZone Inc.	3.125%	4/18/24	430	463
AutoZone Inc.	3.250%	4/15/25	748	818
AutoZone Inc.	3.625%	4/15/25	23	26
AutoZone Inc.	3.125%	4/21/26	300	330
AutoZone Inc.	3.750%	6/1/27	700	800
AutoZone Inc.	3.750%	4/18/29	550	631
AutoZone Inc.	4.000%	4/15/30	1,400	1,649
AutoZone Inc.	1.650%	1/15/31	1,158	1,149
Best Buy Co. Inc.	4.450%	10/1/28	850	1,020
Block Financial LLC	5.500%	11/1/22	500	532
Block Financial LLC	5.250%	10/1/25	350	400
Block Financial LLC	3.875%	8/15/30	600	648
Booking Holdings Inc.	2.750%	3/15/23	400	419
Booking Holdings Inc.	3.650%	3/15/25	400	443
Booking Holdings Inc.	4.100%	4/13/25	500	566
Booking Holdings Inc.	3.600%	6/1/26	755	855
Booking Holdings Inc.	4.500%	4/13/27	900	1,073
Booking Holdings Inc.	3.550%	3/15/28	450	514
BorgWarner Inc.	3.375%	3/15/25	250	275
BorgWarner Inc.	2.650%	7/1/27	900	967
BorgWarner Inc.	4.375%	3/15/45	500	583
Choice Hotels International Inc.	3.700%	12/1/29	500	544
Costco Wholesale Corp.	2.300%	5/18/22	900	924
Costco Wholesale Corp.	2.750%	5/18/24	1,075	1,154
Costco Wholesale Corp.	3.000%	5/18/27	800	897
Costco Wholesale Corp.	1.375%	6/20/27	1,970	2,029

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Costco Wholesale Corp.	1.600%	4/20/30	1,000	1,023
	Costco Wholesale Corp.	1.750%	4/20/32	750	778
	Cummins Inc.	3.650%	10/1/23	350	379
	Cummins Inc.	0.750%	9/1/25	821	826
	Cummins Inc.	1.500%	9/1/30	750	754
	Cummins Inc.	4.875%	10/1/43	525	732
	Cummins Inc.	2.600%	9/1/50	500	510
[1]	Daimler Finance North America LLC	2.625%	3/10/30	1,000	1,067
	Daimler Finance North America LLC	8.500%	1/18/31	605	955
	Darden Restaurants Inc.	3.850%	5/1/27	750	822
	Darden Restaurants Inc.	4.550%	2/15/48	250	276
	Dollar General Corp.	3.250%	4/15/23	1,300	1,376
	Dollar General Corp.	4.150%	11/1/25	500	574
	Dollar General Corp.	3.875%	4/15/27	550	635
	Dollar General Corp.	4.125%	5/1/28	400	472
	Dollar General Corp.	3.500%	4/3/30	900	1,034
	Dollar General Corp.	4.125%	4/3/50	1,400	1,767
	Dollar Tree Inc.	3.700%	5/15/23	475	509
	Dollar Tree Inc.	4.000%	5/15/25	1,450	1,635
	DR Horton Inc.	4.375%	9/15/22	150	158
	DR Horton Inc.	4.750%	2/15/23	700	753
	DR Horton Inc.	5.750%	8/15/23	325	365
	DR Horton Inc.	2.500%	10/15/24	500	533
	DR Horton Inc.	2.600%	10/15/25	985	1,062
	eBay Inc.	3.800%	3/9/22	500	518
	eBay Inc.	2.600%	7/15/22	250	257
	eBay Inc.	2.750%	1/30/23	625	654
	eBay Inc.	1.900%	3/11/25	1,115	1,170
	eBay Inc.	3.600%	6/5/27	500	569
	eBay Inc.	2.700%	3/11/30	1,165	1,251
	eBay Inc.	4.000%	7/15/42	600	680
[1]	Expedia Group Inc.	3.600%	12/15/23	200	213
	Expedia Group Inc.	4.500%	8/15/24	500	546
	Expedia Group Inc.	5.000%	2/15/26	600	668
[1]	Expedia Group Inc.	4.625%	8/1/27	900	1,004
	Expedia Group Inc.	3.800%	2/15/28	800	858
	Expedia Group Inc.	3.250%	2/15/30	1,025	1,060
	Ford Foundation	2.415%	6/1/50	250	255
	Ford Foundation	2.815%	6/1/70	550	588
	General Motors Co.	4.875%	10/2/23	1,955	2,169
	General Motors Co.	5.400%	10/2/23	1,500	1,684
	General Motors Co.	4.000%	4/1/25	425	470
	General Motors Co.	6.125%	10/1/25	3,300	3,997
	General Motors Co.	4.200%	10/1/27	400	452
	General Motors Co.	6.800%	10/1/27	1,800	2,312
	General Motors Co.	5.000%	10/1/28	650	770
	General Motors Co.	5.000%	4/1/35	530	636
	General Motors Co.	6.600%	4/1/36	600	818
	General Motors Co.	5.150%	4/1/38	825	994
	General Motors Co.	6.250%	10/2/43	1,235	1,656
	General Motors Co.	5.200%	4/1/45	720	875
	General Motors Co.	6.750%	4/1/46	665	953
	General Motors Co.	5.400%	4/1/48	675	846
	General Motors Co.	5.950%	4/1/49	800	1,075
	General Motors Financial Co. Inc.	4.200%	11/6/21	400	411
	General Motors Financial Co. Inc.	3.450%	1/14/22	900	923
	General Motors Financial Co. Inc.	3.450%	4/10/22	2,508	2,581
	General Motors Financial Co. Inc.	3.150%	6/30/22	300	311
	General Motors Financial Co. Inc.	3.550%	7/8/22	800	835
	General Motors Financial Co. Inc.	3.250%	1/5/23	750	785
	General Motors Financial Co. Inc.	5.200%	3/20/23	1,400	1,535
	General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	1,060
	General Motors Financial Co. Inc.	4.250%	5/15/23	1,295	1,397
	General Motors Financial Co. Inc.	4.150%	6/19/23	900	968

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Financial Co. Inc.	1.700%	8/18/23	550	563
General Motors Financial Co. Inc.	5.100%	1/17/24	1,100	1,228
General Motors Financial Co. Inc.	3.950%	4/13/24	800	869
General Motors Financial Co. Inc.	3.500%	11/7/24	1,700	1,835
General Motors Financial Co. Inc.	4.000%	1/15/25	650	714
General Motors Financial Co. Inc.	2.900%	2/26/25	1,014	1,082
General Motors Financial Co. Inc.	4.350%	4/9/25	1,500	1,680
General Motors Financial Co. Inc.	2.750%	6/20/25	500	534
General Motors Financial Co. Inc.	5.250%	3/1/26	975	1,147
General Motors Financial Co. Inc.	4.000%	10/6/26	500	562
General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,377
General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,582
General Motors Financial Co. Inc.	3.850%	1/5/28	500	554
General Motors Financial Co. Inc.	5.650%	1/17/29	775	957
General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,806
Genuine Parts Co.	1.875%	11/1/30	600	595
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	500	546
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	300	315
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	625	704
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	1,100	1,262
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	100	118
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	825	957
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	570	620
Harley-Davidson Inc.	4.625%	7/28/45	500	567
Harman International Industries Inc.	4.150%	5/15/25	351	391
Home Depot Inc.	3.250%	3/1/22	700	724
Home Depot Inc.	2.625%	6/1/22	990	1,020
Home Depot Inc.	2.700%	4/1/23	600	629
Home Depot Inc.	3.000%	4/1/26	1,750	1,950
Home Depot Inc.	2.500%	4/15/27	2,440	2,667
Home Depot Inc.	3.900%	12/6/28	700	839
Home Depot Inc.	2.700%	4/15/30	3,215	3,583
Home Depot Inc.	5.875%	12/16/36	2,495	3,776
Home Depot Inc.	3.300%	4/15/40	3,415	4,018
Home Depot Inc.	5.950%	4/1/41	1,775	2,758
Home Depot Inc.	4.200%	4/1/43	975	1,264
Home Depot Inc.	4.400%	3/15/45	500	666
Home Depot Inc.	4.250%	4/1/46	1,320	1,758
Home Depot Inc.	3.900%	6/15/47	900	1,143
Home Depot Inc.	4.500%	12/6/48	875	1,227
Home Depot Inc.	3.125%	12/15/49	2,350	2,696
Home Depot Inc.	3.350%	4/15/50	1,000	1,184
Hyatt Hotels Corp.	3.375%	7/15/23	800	839
Hyatt Hotels Corp.	5.375%	4/23/25	500	567
Hyatt Hotels Corp.	4.850%	3/15/26	100	112
Hyatt Hotels Corp.	4.375%	9/15/28	850	933
IHS Markit Ltd.	3.625%	5/1/24	1,900	2,071
IHS Markit Ltd.	4.750%	8/1/28	800	983
IHS Markit Ltd.	4.250%	5/1/29	400	481
JD.com Inc.	3.125%	4/29/21	200	201
JD.com Inc.	3.875%	4/29/26	400	445
JD.com Inc.	3.375%	1/14/30	300	326
JD.com Inc.	4.125%	1/14/50	400	440
Kohl’s Corp.	4.250%	7/17/25	825	895
Kohl’s Corp.	5.550%	7/17/45	350	375
Las Vegas Sands Corp.	3.200%	8/8/24	1,450	1,535
Las Vegas Sands Corp.	2.900%	6/25/25	425	444
Las Vegas Sands Corp.	3.500%	8/18/26	900	960
Las Vegas Sands Corp.	3.900%	8/8/29	290	312
Lear Corp.	3.800%	9/15/27	500	557
Lear Corp.	4.250%	5/15/29	400	454
Lear Corp.	3.500%	5/30/30	350	379
Lear Corp.	5.250%	5/15/49	500	610
Lennar Corp.	4.750%	11/15/22	400	424

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lennar Corp.	4.500%	4/30/24	1,000	1,109
Lennar Corp.	4.750%	5/30/25	1,000	1,142
Lennar Corp.	5.250%	6/1/26	1,000	1,185
Lennar Corp.	4.750%	11/29/27	1,000	1,181
Lowe’s Cos. Inc.	3.120%	4/15/22	450	463
Lowe’s Cos. Inc.	3.875%	9/15/23	300	326
Lowe’s Cos. Inc.	3.125%	9/15/24	400	434
Lowe’s Cos. Inc.	4.000%	4/15/25	500	568
Lowe’s Cos. Inc.	3.375%	9/15/25	975	1,087
Lowe’s Cos. Inc.	2.500%	4/15/26	1,700	1,839
Lowe’s Cos. Inc.	3.100%	5/3/27	642	719
Lowe’s Cos. Inc.	1.300%	4/15/28	500	503
Lowe’s Cos. Inc.	3.650%	4/5/29	1,550	1,807
Lowe’s Cos. Inc.	4.500%	4/15/30	1,375	1,702
Lowe’s Cos. Inc.	1.700%	10/15/30	1,000	1,008
Lowe’s Cos. Inc.	5.000%	4/15/40	525	714
Lowe’s Cos. Inc.	4.250%	9/15/44	63	75
Lowe’s Cos. Inc.	3.700%	4/15/46	1,030	1,211
Lowe’s Cos. Inc.	4.050%	5/3/47	1,150	1,423
Lowe’s Cos. Inc.	4.550%	4/5/49	500	664
Lowe’s Cos. Inc.	5.125%	4/15/50	1,000	1,477
Lowe’s Cos. Inc.	3.000%	10/15/50	1,000	1,065
Magna International Inc.	3.625%	6/15/24	825	900
Magna International Inc.	4.150%	10/1/25	300	344
Magna International Inc.	2.450%	6/15/30	500	537
Marriott International Inc.	3.125%	10/15/21	350	354
Marriott International Inc.	3.750%	3/15/25	525	568
Marriott International Inc.	3.750%	10/1/25	200	216
Marriott International Inc.	3.125%	6/15/26	2,695	2,869
Marriott International Inc.	4.625%	6/15/30	1,000	1,172
Marriott International Inc.	3.500%	10/15/32	1,350	1,478
Mastercard Inc.	2.000%	11/21/21	350	355
Mastercard Inc.	3.375%	4/1/24	1,000	1,094
Mastercard Inc.	2.000%	3/3/25	2,519	2,673
Mastercard Inc.	2.950%	11/21/26	510	570
Mastercard Inc.	3.300%	3/26/27	2,550	2,906
Mastercard Inc.	3.500%	2/26/28	450	520
Mastercard Inc.	2.950%	6/1/29	500	562
Mastercard Inc.	3.350%	3/26/30	2,000	2,326
Mastercard Inc.	3.800%	11/21/46	350	442
Mastercard Inc.	3.950%	2/26/48	550	710
Mastercard Inc.	3.650%	6/1/49	235	290
Mastercard Inc.	3.850%	3/26/50	1,400	1,799
McDonald’s Corp.	2.625%	1/15/22	2,092	2,142
McDonald’s Corp.	3.350%	4/1/23	170	181
McDonald’s Corp.	3.375%	5/26/25	709	787
McDonald’s Corp.	3.300%	7/1/25	818	910
McDonald’s Corp.	3.700%	1/30/26	1,125	1,278
McDonald’s Corp.	3.500%	3/1/27	200	228
McDonald’s Corp.	3.500%	7/1/27	2,750	3,147
McDonald’s Corp.	2.625%	9/1/29	600	656
McDonald’s Corp.	2.125%	3/1/30	600	632
McDonald’s Corp.	3.600%	7/1/30	2,175	2,545
McDonald’s Corp.	4.700%	12/9/35	675	876
McDonald’s Corp.	6.300%	3/1/38	100	151
McDonald’s Corp.	5.700%	2/1/39	375	536
McDonald’s Corp.	3.700%	2/15/42	725	845
McDonald’s Corp.	3.625%	5/1/43	400	460
McDonald’s Corp.	4.600%	5/26/45	925	1,203
McDonald’s Corp.	4.875%	12/9/45	1,225	1,653
McDonald’s Corp.	4.450%	3/1/47	750	972
McDonald’s Corp.	4.450%	9/1/48	900	1,175
McDonald’s Corp.	3.625%	9/1/49	2,000	2,333
McDonald’s Corp.	4.200%	4/1/50	1,000	1,284

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NIKE Inc.	2.250%	5/1/23	50	52
	NIKE Inc.	2.400%	3/27/25	650	699
	NIKE Inc.	2.375%	11/1/26	1,000	1,090
	NIKE Inc.	2.750%	3/27/27	650	718
	NIKE Inc.	2.850%	3/27/30	1,575	1,780
	NIKE Inc.	3.250%	3/27/40	700	811
	NIKE Inc.	3.625%	5/1/43	525	637
	NIKE Inc.	3.875%	11/1/45	1,000	1,278
	NIKE Inc.	3.375%	11/1/46	375	442
	NIKE Inc.	3.375%	3/27/50	1,500	1,843
	NVR Inc.	3.950%	9/15/22	200	210
	NVR Inc.	3.000%	5/15/30	1,100	1,195
	O’Reilly Automotive Inc.	3.800%	9/1/22	255	267
	O’Reilly Automotive Inc.	3.850%	6/15/23	300	321
	O’Reilly Automotive Inc.	3.550%	3/15/26	200	226
	O’Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,485
	O’Reilly Automotive Inc.	4.200%	4/1/30	350	420
	O’Reilly Automotive Inc.	1.750%	3/15/31	500	500
	PACCAR Financial Corp.	2.850%	3/1/22	250	257
	PACCAR Financial Corp.	2.650%	5/10/22	475	490
	PACCAR Financial Corp.	2.300%	8/10/22	250	258
	PACCAR Financial Corp.	2.000%	9/26/22	200	206
	PACCAR Financial Corp.	3.400%	8/9/23	300	324
	PACCAR Financial Corp.	0.350%	8/11/23	500	500
	PACCAR Financial Corp.	2.150%	8/15/24	250	265
	PACCAR Financial Corp.	1.800%	2/6/25	750	785
	PulteGroup Inc.	5.500%	3/1/26	700	832
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,370
	Ralph Lauren Corp.	1.700%	6/15/22	300	305
	Ralph Lauren Corp.	3.750%	9/15/25	100	112
	Ralph Lauren Corp.	2.950%	6/15/30	700	757
	Rockefeller Foundation	2.492%	10/1/50	1,000	1,019
	Ross Stores Inc.	4.600%	4/15/25	575	663
	Ross Stores Inc.	1.875%	4/15/31	400	401
	Sands China Ltd.	4.600%	8/8/23	1,495	1,598
	Sands China Ltd.	5.125%	8/8/25	1,489	1,670
[1]	Sands China Ltd.	3.800%	1/8/26	375	399
	Sands China Ltd.	5.400%	8/8/28	1,300	1,521
[1]	Sands China Ltd.	4.375%	6/18/30	800	889
	Starbucks Corp.	1.300%	5/7/22	300	304
	Starbucks Corp.	2.700%	6/15/22	725	746
	Starbucks Corp.	3.100%	3/1/23	1,350	1,426
	Starbucks Corp.	3.850%	10/1/23	585	634
	Starbucks Corp.	2.450%	6/15/26	665	719
	Starbucks Corp.	3.500%	3/1/28	500	573
	Starbucks Corp.	4.000%	11/15/28	250	296
	Starbucks Corp.	3.550%	8/15/29	700	813
	Starbucks Corp.	2.250%	3/12/30	600	633
	Starbucks Corp.	2.550%	11/15/30	2,000	2,159
	Starbucks Corp.	4.300%	6/15/45	200	245
	Starbucks Corp.	4.500%	11/15/48	1,685	2,169
	Starbucks Corp.	3.350%	3/12/50	700	780
	Starbucks Corp.	3.500%	11/15/50	1,000	1,148
	Tapestry Inc.	3.000%	7/15/22	450	460
	Tapestry Inc.	4.250%	4/1/25	450	485
	Tapestry Inc.	4.125%	7/15/27	475	513
	Target Corp.	2.900%	1/15/22	850	873
	Target Corp.	3.500%	7/1/24	877	971
	Target Corp.	2.250%	4/15/25	500	536
	Target Corp.	2.500%	4/15/26	775	854
	Target Corp.	3.375%	4/15/29	850	994
	Target Corp.	2.350%	2/15/30	500	544
	Target Corp.	2.650%	9/15/30	1,750	1,963
	Target Corp.	6.500%	10/15/37	450	725

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Target Corp.	7.000%	1/15/38	300	499
Target Corp.	4.000%	7/1/42	500	668
Target Corp.	3.625%	4/15/46	500	629
TJX Cos. Inc.	2.500%	5/15/23	800	836
TJX Cos. Inc.	3.500%	4/15/25	525	586
TJX Cos. Inc.	2.250%	9/15/26	750	809
TJX Cos. Inc.	3.750%	4/15/27	1,570	1,814
TJX Cos. Inc.	1.150%	5/15/28	500	502
TJX Cos. Inc.	3.875%	4/15/30	1,000	1,198
TJX Cos. Inc.	1.600%	5/15/31	500	504
Toyota Motor Corp.	2.157%	7/2/22	400	411
Toyota Motor Corp.	3.419%	7/20/23	895	965
Toyota Motor Corp.	2.358%	7/2/24	300	318
Toyota Motor Corp.	3.669%	7/20/28	500	586
Toyota Motor Corp.	2.760%	7/2/29	400	448
Toyota Motor Credit Corp.	1.800%	10/7/21	280	283
Toyota Motor Credit Corp.	2.600%	1/11/22	700	716
Toyota Motor Credit Corp.	3.300%	1/12/22	950	980
Toyota Motor Credit Corp.	2.650%	4/12/22	575	592
Toyota Motor Credit Corp.	1.150%	5/26/22	1,000	1,012
Toyota Motor Credit Corp.	2.800%	7/13/22	700	726
Toyota Motor Credit Corp.	0.450%	7/22/22	500	501
Toyota Motor Credit Corp.	2.150%	9/8/22	650	670
Toyota Motor Credit Corp.	0.350%	10/14/22	1,000	1,002
Toyota Motor Credit Corp.	2.625%	1/10/23	550	575
Toyota Motor Credit Corp.	2.700%	1/11/23	750	786
Toyota Motor Credit Corp.	2.900%	3/30/23	1,000	1,057
Toyota Motor Credit Corp.	0.500%	8/14/23	1,000	1,004
Toyota Motor Credit Corp.	1.350%	8/25/23	1,100	1,128
Toyota Motor Credit Corp.	2.900%	4/17/24	950	1,021
Toyota Motor Credit Corp.	1.800%	2/13/25	1,125	1,178
Toyota Motor Credit Corp.	3.400%	4/14/25	100	111
Toyota Motor Credit Corp.	0.800%	10/16/25	1,000	1,005
Toyota Motor Credit Corp.	3.200%	1/11/27	850	951
Toyota Motor Credit Corp.	1.150%	8/13/27	2,700	2,713
Toyota Motor Credit Corp.	3.050%	1/11/28	850	953
Toyota Motor Credit Corp.	3.650%	1/8/29	450	529
Toyota Motor Credit Corp.	2.150%	2/13/30	625	668
Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,638
Tractor Supply Co.	1.750%	11/1/30	400	402
VF Corp.	2.050%	4/23/22	750	766
VF Corp.	2.400%	4/23/25	600	641
VF Corp.	2.800%	4/23/27	700	764
VF Corp.	2.950%	4/23/30	500	550
Visa Inc.	2.150%	9/15/22	500	516
Visa Inc.	2.800%	12/14/22	1,500	1,569
Visa Inc.	3.150%	12/14/25	4,000	4,484
Visa Inc.	1.900%	4/15/27	3,000	3,187
Visa Inc.	0.750%	8/15/27	500	498
Visa Inc.	2.750%	9/15/27	896	996
Visa Inc.	2.050%	4/15/30	1,475	1,574
Visa Inc.	1.100%	2/15/31	800	784
Visa Inc.	4.150%	12/14/35	2,100	2,724
Visa Inc.	2.700%	4/15/40	1,450	1,577
Visa Inc.	4.300%	12/14/45	3,230	4,409
Visa Inc.	3.650%	9/15/47	655	818
Visa Inc.	2.000%	8/15/50	1,500	1,416
Walgreen Co.	3.100%	9/15/22	800	835
Walgreen Co.	4.400%	9/15/42	385	414
Walgreens Boots Alliance Inc.	3.300%	11/18/21	400	408
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,681
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,475	1,634
Walgreens Boots Alliance Inc.	3.200%	4/15/30	1,200	1,302
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	1,364

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walgreens Boots Alliance Inc.	4.650%	6/1/46	350	385
Walgreens Boots Alliance Inc.	4.100%	4/15/50	550	584
Walmart Inc.	2.350%	12/15/22	975	1,014
Walmart Inc.	2.550%	4/11/23	575	601
Walmart Inc.	3.400%	6/26/23	1,650	1,772
Walmart Inc.	3.300%	4/22/24	1,225	1,333
Walmart Inc.	2.850%	7/8/24	1,150	1,244
Walmart Inc.	2.650%	12/15/24	875	945
Walmart Inc.	3.550%	6/26/25	1,275	1,442
Walmart Inc.	3.050%	7/8/26	1,700	1,909
Walmart Inc.	5.875%	4/5/27	335	428
Walmart Inc.	3.250%	7/8/29	1,633	1,890
Walmart Inc.	2.375%	9/24/29	175	191
Walmart Inc.	7.550%	2/15/30	480	733
Walmart Inc.	5.250%	9/1/35	1,640	2,382
Walmart Inc.	6.200%	4/15/38	570	902
Walmart Inc.	3.950%	6/28/38	1,175	1,490
Walmart Inc.	5.625%	4/1/40	625	953
Walmart Inc.	4.875%	7/8/40	940	1,316
Walmart Inc.	5.000%	10/25/40	235	338
Walmart Inc.	4.000%	4/11/43	1,920	2,454
Walmart Inc.	4.300%	4/22/44	616	831
Walmart Inc.	3.625%	12/15/47	1,300	1,646
Walmart Inc.	4.050%	6/29/48	1,675	2,268
Walmart Inc.	2.950%	9/24/49	2,720	3,124
Western Union Co.	3.600%	3/15/22	1,100	1,135
Western Union Co.	2.850%	1/10/25	400	430
Western Union Co.	6.200%	11/17/36	410	518
Consumer Noncyclical (1.8%)
Abbott Laboratories	3.400%	11/30/23	1,225	1,327
Abbott Laboratories	2.950%	3/15/25	1,760	1,929
Abbott Laboratories	3.875%	9/15/25	1,539	1,760
Abbott Laboratories	3.750%	11/30/26	1,502	1,757
Abbott Laboratories	1.150%	1/30/28	400	405
Abbott Laboratories	1.400%	6/30/30	400	405
Abbott Laboratories	4.750%	11/30/36	1,200	1,652
Abbott Laboratories	6.150%	11/30/37	425	667
Abbott Laboratories	6.000%	4/1/39	250	387
Abbott Laboratories	5.300%	5/27/40	310	457
Abbott Laboratories	4.900%	11/30/46	2,865	4,222
AbbVie Inc.	3.450%	3/15/22	2,707	2,791
AbbVie Inc.	3.250%	10/1/22	2,150	2,239
AbbVie Inc.	2.900%	11/6/22	2,150	2,248
AbbVie Inc.	3.200%	11/6/22	1,075	1,126
AbbVie Inc.	2.300%	11/21/22	1,625	1,682
AbbVie Inc.	2.800%	3/15/23	225	235
AbbVie Inc.	2.850%	5/14/23	1,025	1,078
AbbVie Inc.	3.750%	11/14/23	1,250	1,362
AbbVie Inc.	3.850%	6/15/24	975	1,070
AbbVie Inc.	2.600%	11/21/24	2,925	3,127
AbbVie Inc.	3.800%	3/15/25	2,407	2,683
AbbVie Inc.	3.600%	5/14/25	3,618	4,034
AbbVie Inc.	3.200%	5/14/26	1,625	1,803
AbbVie Inc.	2.950%	11/21/26	4,390	4,851
AbbVie Inc.	4.250%	11/14/28	650	778
AbbVie Inc.	3.200%	11/21/29	4,150	4,659
AbbVie Inc.	4.550%	3/15/35	3,150	3,979
AbbVie Inc.	4.500%	5/14/35	2,030	2,550
AbbVie Inc.	4.300%	5/14/36	1,125	1,386
AbbVie Inc.	4.050%	11/21/39	4,825	5,767
AbbVie Inc.	4.625%	10/1/42	930	1,185
AbbVie Inc.	4.400%	11/6/42	2,119	2,656
AbbVie Inc.	4.850%	6/15/44	945	1,227

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.750%	3/15/45	2,525	3,273
	AbbVie Inc.	4.700%	5/14/45	2,757	3,588
	AbbVie Inc.	4.450%	5/14/46	1,000	1,269
	AbbVie Inc.	4.875%	11/14/48	400	541
	AbbVie Inc.	4.250%	11/21/49	4,415	5,499
	Adventist Health System/West	2.952%	3/1/29	350	378
	Adventist Health System/West	3.630%	3/1/49	375	415
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	258
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	103
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	487
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	282
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	323
	Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,041
	Agilent Technologies Inc.	3.875%	7/15/23	400	430
	Agilent Technologies Inc.	3.050%	9/22/26	450	497
	Agilent Technologies Inc.	2.750%	9/15/29	293	319
	Agilent Technologies Inc.	2.100%	6/4/30	325	337
	Ahold Finance USA LLC	6.875%	5/1/29	425	590
	AHS Hospital Corp.	5.024%	7/1/45	325	451
	Allina Health System	3.887%	4/15/49	325	369
	Altria Group Inc.	3.490%	2/14/22	800	827
	Altria Group Inc.	2.850%	8/9/22	2,300	2,391
	Altria Group Inc.	2.950%	5/2/23	200	211
	Altria Group Inc.	4.000%	1/31/24	1,092	1,199
	Altria Group Inc.	3.800%	2/14/24	550	600
	Altria Group Inc.	2.350%	5/6/25	1,275	1,352
	Altria Group Inc.	4.400%	2/14/26	1,200	1,391
	Altria Group Inc.	2.625%	9/16/26	350	378
	Altria Group Inc.	4.800%	2/14/29	1,525	1,820
	Altria Group Inc.	3.400%	5/6/30	775	855
	Altria Group Inc.	5.800%	2/14/39	1,725	2,266
	Altria Group Inc.	4.250%	8/9/42	710	792
	Altria Group Inc.	4.500%	5/2/43	675	774
	Altria Group Inc.	5.375%	1/31/44	2,075	2,654
	Altria Group Inc.	3.875%	9/16/46	900	947
	Altria Group Inc.	5.950%	2/14/49	1,000	1,397
	Altria Group Inc.	4.450%	5/6/50	1,010	1,195
	Altria Group Inc.	6.200%	2/14/59	1,050	1,472
	AmerisourceBergen Corp.	3.400%	5/15/24	400	434
	AmerisourceBergen Corp.	3.250%	3/1/25	325	356
	AmerisourceBergen Corp.	3.450%	12/15/27	700	798
	AmerisourceBergen Corp.	2.800%	5/15/30	475	516
	AmerisourceBergen Corp.	4.250%	3/1/45	100	122
	AmerisourceBergen Corp.	4.300%	12/15/47	816	996
	Amgen Inc.	2.700%	5/1/22	225	231
	Amgen Inc.	2.650%	5/11/22	1,200	1,236
	Amgen Inc.	3.625%	5/15/22	625	648
	Amgen Inc.	2.250%	8/19/23	800	838
	Amgen Inc.	3.625%	5/22/24	1,150	1,262
	Amgen Inc.	1.900%	2/21/25	400	420
	Amgen Inc.	3.125%	5/1/25	300	329
	Amgen Inc.	2.600%	8/19/26	1,845	2,013
	Amgen Inc.	2.200%	2/21/27	1,475	1,574
	Amgen Inc.	2.450%	2/21/30	1,675	1,794
	Amgen Inc.	2.300%	2/25/31	2,100	2,229
	Amgen Inc.	3.150%	2/21/40	2,800	3,047
	Amgen Inc.	4.950%	10/1/41	500	662
	Amgen Inc.	5.150%	11/15/41	451	620
	Amgen Inc.	4.400%	5/1/45	2,350	2,965
	Amgen Inc.	4.563%	6/15/48	1,156	1,518
	Amgen Inc.	3.375%	2/21/50	2,875	3,190
	Amgen Inc.	4.663%	6/15/51	2,689	3,628
[1]	Amgen Inc.	2.770%	9/1/53	626	632

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	9,342	12,115
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	3,919	4,429
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	5,070	6,416
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	1,072
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	1,136
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	834
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,948
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	2,473	2,814
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	2,929	3,443
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	4,055	4,999
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	700	810
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	525	668
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,503
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,250
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	500	674
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	2,181
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	775	872
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,575	3,259
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,787	2,211
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	2,100	2,982
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	2,450	3,082
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,200	2,877
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,025	2,605
	Archer-Daniels-Midland Co.	2.750%	3/27/25	375	408
	Archer-Daniels-Midland Co.	2.500%	8/11/26	825	897
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	778
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	399
	Archer-Daniels-Midland Co.	3.750%	9/15/47	300	378
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	748
	Ascension Health	2.532%	11/15/29	556	606
	Ascension Health	3.106%	11/15/39	300	332
	Ascension Health	3.945%	11/15/46	650	837
5	Ascension Health	4.847%	11/15/53	610	908
	AstraZeneca plc	2.375%	6/12/22	900	925
	AstraZeneca plc	3.500%	8/17/23	590	636
	AstraZeneca plc	3.375%	11/16/25	2,574	2,893
	AstraZeneca plc	0.700%	4/8/26	1,000	994
	AstraZeneca plc	1.375%	8/6/30	1,020	1,007
	AstraZeneca plc	6.450%	9/15/37	2,105	3,224
	AstraZeneca plc	4.000%	9/18/42	670	827
	AstraZeneca plc	4.375%	11/16/45	975	1,283
	AstraZeneca plc	4.375%	8/17/48	550	737
	AstraZeneca plc	2.125%	8/6/50	500	468
	Banner Health	2.338%	1/1/30	375	391
	Banner Health	1.897%	1/1/31	500	506
	Banner Health	3.181%	1/1/50	225	240
	Banner Health	2.913%	1/1/51	500	529
	Baptist Healthcare System	3.540%	8/15/50	500	556
	BAT Capital Corp.	2.764%	8/15/22	1,135	1,175
	BAT Capital Corp.	3.222%	8/15/24	3,350	3,631
	BAT Capital Corp.	3.215%	9/6/26	800	880
	BAT Capital Corp.	4.700%	4/2/27	3,750	4,416
	BAT Capital Corp.	3.557%	8/15/27	2,725	3,034
	BAT Capital Corp.	2.259%	3/25/28	1,425	1,476
	BAT Capital Corp.	3.462%	9/6/29	200	219
	BAT Capital Corp.	4.906%	4/2/30	500	603
	BAT Capital Corp.	2.726%	3/25/31	750	776
	BAT Capital Corp.	4.390%	8/15/37	725	812
	BAT Capital Corp.	3.734%	9/25/40	1,000	1,041
	BAT Capital Corp.	4.540%	8/15/47	2,025	2,242
	BAT Capital Corp.	5.282%	4/2/50	1,225	1,513

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	3.984%	9/25/50	1,425	1,481
	BAT International Finance plc	1.668%	3/25/26	750	767
	Baxalta Inc.	3.600%	6/23/22	97	101
	Baxalta Inc.	4.000%	6/23/25	1,411	1,591
	Baxalta Inc.	5.250%	6/23/45	415	575
	Baxter International Inc.	1.700%	8/15/21	325	327
	Baxter International Inc.	2.600%	8/15/26	400	436
[1]	Baxter International Inc.	3.950%	4/1/30	555	661
[1]	Baxter International Inc.	1.730%	4/1/31	600	603
	Baxter International Inc.	3.500%	8/15/46	375	426
	Baylor Scott & White Holdings	4.185%	11/15/45	400	489
	Beam Suntory Inc.	3.250%	5/15/22	25	26
	Beam Suntory Inc.	3.250%	6/15/23	50	53
	Becton Dickinson & Co.	2.894%	6/6/22	1,258	1,299
	Becton Dickinson & Co.	3.300%	3/1/23	225	236
	Becton Dickinson & Co.	3.363%	6/6/24	1,425	1,544
	Becton Dickinson & Co.	3.734%	12/15/24	1,808	2,002
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,637
	Becton Dickinson & Co.	4.875%	5/15/44	88	110
	Becton Dickinson & Co.	4.685%	12/15/44	769	990
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,602
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	1,099
	Biogen Inc.	3.625%	9/15/22	1,125	1,187
	Biogen Inc.	4.050%	9/15/25	1,450	1,660
	Biogen Inc.	2.250%	5/1/30	1,125	1,170
	Biogen Inc.	5.200%	9/15/45	1,145	1,538
	Biogen Inc.	3.150%	5/1/50	1,100	1,131
[5]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	348
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	256
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	266
	Boston Scientific Corp.	3.375%	5/15/22	100	104
	Boston Scientific Corp.	3.450%	3/1/24	725	785
	Boston Scientific Corp.	3.850%	5/15/25	420	473
	Boston Scientific Corp.	1.900%	6/1/25	650	680
	Boston Scientific Corp.	3.750%	3/1/26	550	624
	Boston Scientific Corp.	4.000%	3/1/29	675	792
	Boston Scientific Corp.	2.650%	6/1/30	1,200	1,284
	Boston Scientific Corp.	7.000%	11/15/35	325	476
	Boston Scientific Corp.	4.550%	3/1/39	750	955
	Boston Scientific Corp.	7.375%	1/15/40	225	355
	Boston Scientific Corp.	4.700%	3/1/49	2,600	3,538
	Bristol-Myers Squibb Co.	2.600%	5/16/22	2,488	2,559
	Bristol-Myers Squibb Co.	2.000%	8/1/22	700	718
	Bristol-Myers Squibb Co.	3.550%	8/15/22	725	762
	Bristol-Myers Squibb Co.	2.750%	2/15/23	575	602
	Bristol-Myers Squibb Co.	4.000%	8/15/23	1,150	1,259
	Bristol-Myers Squibb Co.	3.250%	11/1/23	125	135
	Bristol-Myers Squibb Co.	0.537%	11/13/23	825	825
	Bristol-Myers Squibb Co.	3.625%	5/15/24	975	1,068
	Bristol-Myers Squibb Co.	2.900%	7/26/24	2,700	2,918
	Bristol-Myers Squibb Co.	3.875%	8/15/25	2,195	2,503
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	501
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,985	2,233
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	501
	Bristol-Myers Squibb Co.	3.450%	11/15/27	1,095	1,257
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,200	1,416
	Bristol-Myers Squibb Co.	3.400%	7/26/29	3,015	3,478
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	497
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,683
	Bristol-Myers Squibb Co.	5.700%	10/15/40	75	109
	Bristol-Myers Squibb Co.	2.350%	11/13/40	825	841
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	447
	Bristol-Myers Squibb Co.	5.250%	8/15/43	850	1,200
	Bristol-Myers Squibb Co.	5.000%	8/15/45	4,075	5,878

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	2,362
Bristol-Myers Squibb Co.	4.550%	2/20/48	2,725	3,754
Bristol-Myers Squibb Co.	4.250%	10/26/49	3,555	4,763
Bristol-Myers Squibb Co.	2.550%	11/13/50	825	846
Brown-Forman Corp.	3.500%	4/15/25	350	388
Brown-Forman Corp.	4.500%	7/15/45	395	531
Bunge Ltd. Finance Corp.	3.000%	9/25/22	475	493
Bunge Ltd. Finance Corp.	4.350%	3/15/24	625	690
Bunge Ltd. Finance Corp.	3.250%	8/15/26	650	722
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	571
Campbell Soup Co.	3.650%	3/15/23	279	298
Campbell Soup Co.	3.950%	3/15/25	300	338
Campbell Soup Co.	3.300%	3/19/25	700	766
Campbell Soup Co.	4.150%	3/15/28	625	733
Campbell Soup Co.	2.375%	4/24/30	400	419
Campbell Soup Co.	4.800%	3/15/48	550	735
Campbell Soup Co.	3.125%	4/24/50	525	555
Cardinal Health Inc.	2.616%	6/15/22	825	849
Cardinal Health Inc.	3.200%	3/15/23	325	344
Cardinal Health Inc.	3.750%	9/15/25	225	254
Cardinal Health Inc.	4.600%	3/15/43	400	474
Cardinal Health Inc.	4.500%	11/15/44	250	290
Cardinal Health Inc.	4.900%	9/15/45	375	462
Cardinal Health Inc.	4.368%	6/15/47	500	587
Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	524
Children’s Health System of Texas	2.511%	8/15/50	500	485
Children’s Hospital Corp.	4.115%	1/1/47	200	256
Children’s Hospital Corp.	2.585%	2/1/50	200	200
Children’s Hospital Medical Center	4.268%	5/15/44	150	188
Children’s Hospital of Philadelphia	2.704%	7/1/50	500	519
Children’s Hospital	2.928%	7/15/50	500	499
CHRISTUS Health	4.341%	7/1/28	425	501
Church & Dwight Co. Inc.	2.450%	8/1/22	100	103
Church & Dwight Co. Inc.	3.150%	8/1/27	350	387
Church & Dwight Co. Inc.	3.950%	8/1/47	325	407
Cigna Corp.	3.900%	2/15/22	815	845
Cigna Corp.	3.050%	11/30/22	500	521
Cigna Corp.	3.000%	7/15/23	1,375	1,451
Cigna Corp.	3.750%	7/15/23	882	951
Cigna Corp.	3.250%	4/15/25	3,576	3,913
Cigna Corp.	4.125%	11/15/25	650	747
Cigna Corp.	4.500%	2/25/26	1,655	1,918
Cigna Corp.	3.400%	3/1/27	2,850	3,200
Cigna Corp.	4.375%	10/15/28	2,775	3,343
Cigna Corp.	2.400%	3/15/30	1,515	1,608
Cigna Corp.	4.800%	8/15/38	1,570	2,019
Cigna Corp.	3.200%	3/15/40	1,250	1,361
Cigna Corp.	6.125%	11/15/41	334	482
Cigna Corp.	4.800%	7/15/46	4,550	5,959
Cigna Corp.	3.875%	10/15/47	775	908
Cigna Corp.	3.400%	3/15/50	1,725	1,928
City of Hope	5.623%	11/15/43	250	358
City of Hope	4.378%	8/15/48	500	604
Cleveland Clinic Foundation	4.858%	1/1/14	325	459
Clorox Co.	3.500%	12/15/24	600	663
Clorox Co.	3.100%	10/1/27	150	168
Clorox Co.	3.900%	5/15/28	400	469
Clorox Co.	1.800%	5/15/30	100	103
Coca-Cola Co.	3.200%	11/1/23	1,650	1,786
Coca-Cola Co.	1.750%	9/6/24	775	811
Coca-Cola Co.	2.950%	3/25/25	815	895
Coca-Cola Co.	2.875%	10/27/25	1,225	1,358
Coca-Cola Co.	2.550%	6/1/26	325	355

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	2.250%	9/1/26	700	759
	Coca-Cola Co.	3.375%	3/25/27	750	858
	Coca-Cola Co.	1.450%	6/1/27	100	103
	Coca-Cola Co.	1.000%	3/15/28	821	823
	Coca-Cola Co.	2.125%	9/6/29	500	534
	Coca-Cola Co.	3.450%	3/25/30	900	1,055
	Coca-Cola Co.	1.650%	6/1/30	2,125	2,177
	Coca-Cola Co.	1.375%	3/15/31	750	748
	Coca-Cola Co.	4.125%	3/25/40	350	451
	Coca-Cola Co.	2.500%	6/1/40	800	848
	Coca-Cola Co.	4.200%	3/25/50	525	721
	Coca-Cola Co.	2.600%	6/1/50	1,150	1,212
	Coca-Cola Co.	2.500%	3/15/51	975	1,006
	Coca-Cola Co.	2.750%	6/1/60	850	917
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	390
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	649
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	504
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	910
	Colgate-Palmolive Co.	1.950%	2/1/23	400	414
	Colgate-Palmolive Co.	3.250%	3/15/24	825	898
	Colgate-Palmolive Co.	4.000%	8/15/45	550	737
	Colgate-Palmolive Co.	3.700%	8/1/47	250	325
	CommonSpirit Health	2.950%	11/1/22	200	209
	CommonSpirit Health	2.760%	10/1/24	500	537
	CommonSpirit Health	1.547%	10/1/25	500	513
	CommonSpirit Health	3.347%	10/1/29	725	797
	CommonSpirit Health	2.782%	10/1/30	500	529
[5]	CommonSpirit Health	4.350%	11/1/42	790	922
	CommonSpirit Health	3.817%	10/1/49	225	254
	CommonSpirit Health	4.187%	10/1/49	780	906
	CommonSpirit Health	3.910%	10/1/50	330	366
	Community Health Network Inc.	3.099%	5/1/50	2,000	2,013
	Conagra Brands Inc.	3.250%	9/15/22	750	784
	Conagra Brands Inc.	3.200%	1/25/23	355	373
	Conagra Brands Inc.	4.300%	5/1/24	625	697
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,223
	Conagra Brands Inc.	1.375%	11/1/27	825	831
	Conagra Brands Inc.	7.000%	10/1/28	100	135
	Conagra Brands Inc.	4.850%	11/1/28	1,025	1,272
	Conagra Brands Inc.	8.250%	9/15/30	250	374
	Conagra Brands Inc.	5.300%	11/1/38	750	997
	Conagra Brands Inc.	5.400%	11/1/48	775	1,094
	Constellation Brands Inc.	2.700%	5/9/22	475	488
	Constellation Brands Inc.	2.650%	11/7/22	1,150	1,196
	Constellation Brands Inc.	3.200%	2/15/23	750	792
	Constellation Brands Inc.	4.250%	5/1/23	900	980
	Constellation Brands Inc.	4.750%	11/15/24	375	430
	Constellation Brands Inc.	4.400%	11/15/25	400	464
	Constellation Brands Inc.	4.750%	12/1/25	500	592
	Constellation Brands Inc.	3.700%	12/6/26	550	628
	Constellation Brands Inc.	3.500%	5/9/27	450	509
	Constellation Brands Inc.	3.600%	2/15/28	1,700	1,939
	Constellation Brands Inc.	4.650%	11/15/28	250	303
	Constellation Brands Inc.	3.150%	8/1/29	625	694
	Constellation Brands Inc.	2.875%	5/1/30	1,275	1,395
	Constellation Brands Inc.	4.500%	5/9/47	875	1,105
	Constellation Brands Inc.	4.100%	2/15/48	275	332
	Constellation Brands Inc.	5.250%	11/15/48	1,075	1,508
	Constellation Brands Inc.	3.750%	5/1/50	575	674
	Cottage Health Obligated Group	3.304%	11/1/49	425	474
	CVS Health Corp.	3.500%	7/20/22	975	1,018
	CVS Health Corp.	2.750%	12/1/22	1,575	1,636
	CVS Health Corp.	4.750%	12/1/22	775	829
	CVS Health Corp.	3.700%	3/9/23	3,195	3,415

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	3.375%	8/12/24	360	392
CVS Health Corp.	3.875%	7/20/25	3,175	3,591
CVS Health Corp.	2.875%	6/1/26	500	549
CVS Health Corp.	3.000%	8/15/26	1,300	1,434
CVS Health Corp.	3.625%	4/1/27	475	542
CVS Health Corp.	1.300%	8/21/27	1,000	1,007
CVS Health Corp.	4.300%	3/25/28	7,171	8,529
CVS Health Corp.	3.250%	8/15/29	650	732
CVS Health Corp.	3.750%	4/1/30	1,563	1,819
CVS Health Corp.	1.750%	8/21/30	2,000	2,001
CVS Health Corp.	1.875%	2/28/31	1,000	1,010
CVS Health Corp.	4.875%	7/20/35	525	681
CVS Health Corp.	4.780%	3/25/38	3,550	4,486
CVS Health Corp.	6.125%	9/15/39	375	539
CVS Health Corp.	4.125%	4/1/40	2,175	2,587
CVS Health Corp.	2.700%	8/21/40	1,500	1,518
CVS Health Corp.	5.300%	12/5/43	650	879
CVS Health Corp.	5.125%	7/20/45	2,750	3,686
CVS Health Corp.	5.050%	3/25/48	6,465	8,733
CVS Health Corp.	4.250%	4/1/50	1,350	1,682
Danaher Corp.	3.350%	9/15/25	1,102	1,230
Danaher Corp.	2.600%	10/1/50	800	827
Dartmouth-Hitchcock Health	4.178%	8/1/48	300	353
Delhaize America LLC	9.000%	4/15/31	475	761
DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	640
DH Europe Finance II Sarl	2.050%	11/15/22	1,150	1,186
DH Europe Finance II Sarl	2.200%	11/15/24	950	1,000
DH Europe Finance II Sarl	3.250%	11/15/39	725	825
DH Europe Finance II Sarl	3.400%	11/15/49	200	237
Diageo Capital plc	2.625%	4/29/23	2,000	2,095
Diageo Capital plc	2.125%	10/24/24	600	632
Diageo Capital plc	1.375%	9/29/25	550	564
Diageo Capital plc	2.375%	10/24/29	800	860
Diageo Capital plc	2.000%	4/29/30	1,000	1,039
Diageo Capital plc	2.125%	4/29/32	675	711
Diageo Capital plc	5.875%	9/30/36	250	361
Diageo Capital plc	3.875%	4/29/43	25	31
Diageo Investment Corp.	2.875%	5/11/22	1,400	1,449
Diageo Investment Corp.	7.450%	4/15/35	325	545
Diageo Investment Corp.	4.250%	5/11/42	375	478
Dignity Health	3.125%	11/1/22	150	156
Dignity Health	3.812%	11/1/24	100	109
Dignity Health	4.500%	11/1/42	550	617
Dignity Health	5.267%	11/1/64	225	303
Duke University Health System Inc.	3.920%	6/1/47	450	559
Edwards Lifesciences Corp.	4.300%	6/15/28	475	563
Eli Lilly & Co.	2.350%	5/15/22	200	206
Eli Lilly & Co.	2.750%	6/1/25	380	415
Eli Lilly & Co.	3.375%	3/15/29	825	957
Eli Lilly & Co.	3.950%	3/15/49	2,635	3,435
Eli Lilly & Co.	4.150%	3/15/59	400	546
Eli Lilly & Co.	2.250%	5/15/50	1,350	1,325
Eli Lilly & Co.	2.500%	9/15/60	1,000	1,014
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	449
Estee Lauder Cos. Inc.	2.375%	12/1/29	525	567
Estee Lauder Cos. Inc.	2.600%	4/15/30	600	659
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	222
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	493
Estee Lauder Cos. Inc.	3.125%	12/1/49	450	516
Flowers Foods Inc.	4.375%	4/1/22	175	181
Flowers Foods Inc.	3.500%	10/1/26	350	390
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	686
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	2,150	2,389

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	591
	General Mills Inc.	3.150%	12/15/21	775	790
	General Mills Inc.	2.600%	10/12/22	450	467
	General Mills Inc.	3.700%	10/17/23	2,250	2,449
	General Mills Inc.	3.650%	2/15/24	325	353
	General Mills Inc.	4.200%	4/17/28	1,100	1,317
	General Mills Inc.	2.875%	4/15/30	550	610
	General Mills Inc.	4.550%	4/17/38	400	513
	General Mills Inc.	5.400%	6/15/40	420	591
	General Mills Inc.	4.150%	2/15/43	375	471
	General Mills Inc.	4.700%	4/17/48	700	984
	Gilead Sciences Inc.	4.400%	12/1/21	1,402	1,441
	Gilead Sciences Inc.	3.250%	9/1/22	1,125	1,174
	Gilead Sciences Inc.	2.500%	9/1/23	1,025	1,079
	Gilead Sciences Inc.	0.750%	9/29/23	750	752
	Gilead Sciences Inc.	3.700%	4/1/24	1,375	1,502
	Gilead Sciences Inc.	3.500%	2/1/25	345	381
	Gilead Sciences Inc.	3.650%	3/1/26	3,215	3,646
	Gilead Sciences Inc.	2.950%	3/1/27	175	193
	Gilead Sciences Inc.	1.200%	10/1/27	900	906
	Gilead Sciences Inc.	1.650%	10/1/30	500	501
	Gilead Sciences Inc.	4.600%	9/1/35	700	902
	Gilead Sciences Inc.	4.000%	9/1/36	200	241
	Gilead Sciences Inc.	2.600%	10/1/40	500	503
	Gilead Sciences Inc.	5.650%	12/1/41	800	1,153
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,745
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,781
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	3,543
	Gilead Sciences Inc.	4.150%	3/1/47	325	399
	Gilead Sciences Inc.	2.800%	10/1/50	1,500	1,493
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	79
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	2,050	2,196
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	2,111
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,555
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	257
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	3,543
	GlaxoSmithKline Capital plc	2.850%	5/8/22	450	465
	GlaxoSmithKline Capital plc	2.875%	6/1/22	2,000	2,070
	GlaxoSmithKline Capital plc	0.534%	10/1/23	750	753
	GlaxoSmithKline Capital plc	3.000%	6/1/24	775	837
	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	503
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	634
	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	512
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	302
[5]	Hartford HealthCare Corp.	3.447%	7/1/54	300	315
	Hasbro Inc.	3.900%	11/19/29	725	820
	Hasbro Inc.	6.350%	3/15/40	400	516
	Hasbro Inc.	5.100%	5/15/44	350	395
	HCA Inc.	4.750%	5/1/23	1,075	1,170
	HCA Inc.	5.000%	3/15/24	1,650	1,852
	HCA Inc.	5.250%	4/15/25	1,350	1,574
	HCA Inc.	5.250%	6/15/26	1,150	1,357
	HCA Inc.	4.500%	2/15/27	1,125	1,308
	HCA Inc.	4.125%	6/15/29	2,420	2,807
	HCA Inc.	5.125%	6/15/39	825	1,047
	HCA Inc.	5.500%	6/15/47	1,700	2,244
	HCA Inc.	5.250%	6/15/49	945	1,238
	Hershey Co.	2.625%	5/1/23	250	261
	Hershey Co.	3.375%	5/15/23	825	883
	Hershey Co.	2.050%	11/15/24	246	260
	Hershey Co.	0.900%	6/1/25	175	177
	Hershey Co.	3.200%	8/21/25	455	506
	Hershey Co.	1.700%	6/1/30	395	405

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hershey Co.	3.125%	11/15/49	275	312
Hershey Co.	2.650%	6/1/50	700	740
Hormel Foods Corp.	1.800%	6/11/30	775	800
IHC Health Services Inc.	4.131%	5/15/48	300	389
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	632
Ingredion Inc.	3.200%	10/1/26	400	444
Ingredion Inc.	2.900%	6/1/30	600	659
Ingredion Inc.	3.900%	6/1/50	300	356
Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	883
Iowa Health System	3.665%	2/15/50	400	456
JM Smucker Co.	3.000%	3/15/22	250	258
JM Smucker Co.	3.500%	3/15/25	700	779
JM Smucker Co.	3.375%	12/15/27	300	338
JM Smucker Co.	2.375%	3/15/30	350	370
JM Smucker Co.	4.250%	3/15/35	400	490
JM Smucker Co.	4.375%	3/15/45	100	125
JM Smucker Co.	3.550%	3/15/50	550	620
Johns Hopkins Health System Corp.	3.837%	5/15/46	575	717
Johnson & Johnson	2.450%	12/5/21	200	204
Johnson & Johnson	2.250%	3/3/22	1,425	1,455
Johnson & Johnson	2.050%	3/1/23	600	621
Johnson & Johnson	6.730%	11/15/23	245	289
Johnson & Johnson	3.375%	12/5/23	650	709
Johnson & Johnson	2.625%	1/15/25	1,506	1,630
Johnson & Johnson	0.550%	9/1/25	925	930
Johnson & Johnson	2.450%	3/1/26	1,600	1,740
Johnson & Johnson	0.950%	9/1/27	1,225	1,230
Johnson & Johnson	2.900%	1/15/28	900	1,014
Johnson & Johnson	6.950%	9/1/29	250	364
Johnson & Johnson	1.300%	9/1/30	1,000	1,002
Johnson & Johnson	4.950%	5/15/33	550	758
Johnson & Johnson	4.375%	12/5/33	900	1,188
Johnson & Johnson	3.550%	3/1/36	925	1,131
Johnson & Johnson	3.625%	3/3/37	2,150	2,634
Johnson & Johnson	5.950%	8/15/37	745	1,156
Johnson & Johnson	3.400%	1/15/38	800	955
Johnson & Johnson	5.850%	7/15/38	325	502
Johnson & Johnson	2.100%	9/1/40	925	931
Johnson & Johnson	4.500%	9/1/40	419	574
Johnson & Johnson	4.850%	5/15/41	225	315
Johnson & Johnson	4.500%	12/5/43	550	764
Johnson & Johnson	3.700%	3/1/46	1,650	2,104
Johnson & Johnson	3.750%	3/3/47	500	643
Johnson & Johnson	3.500%	1/15/48	250	311
Johnson & Johnson	2.250%	9/1/50	925	931
Johnson & Johnson	2.450%	9/1/60	1,025	1,060
Kaiser Foundation Hospitals	3.500%	4/1/22	175	181
Kaiser Foundation Hospitals	3.150%	5/1/27	475	535
Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,265
Kaiser Foundation Hospitals	4.150%	5/1/47	675	874
Kaiser Foundation Hospitals	3.266%	11/1/49	350	399
Kellogg Co.	2.650%	12/1/23	209	223
Kellogg Co.	3.250%	4/1/26	950	1,066
Kellogg Co.	3.400%	11/15/27	950	1,078
Kellogg Co.	4.300%	5/15/28	425	507
Kellogg Co.	2.100%	6/1/30	500	523
Kellogg Co.	7.450%	4/1/31	500	755
Keurig Dr Pepper Inc.	4.057%	5/25/23	1,600	1,738
Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,450
Keurig Dr Pepper Inc.	4.417%	5/25/25	875	1,006
Keurig Dr Pepper Inc.	3.400%	11/15/25	250	279
Keurig Dr Pepper Inc.	2.550%	9/15/26	325	354
Keurig Dr Pepper Inc.	3.430%	6/15/27	375	425
Keurig Dr Pepper Inc.	3.200%	5/1/30	2,575	2,914

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	7.450%	5/1/38	41	64
	Keurig Dr Pepper Inc.	4.985%	5/25/38	425	569
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	1,275
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	409
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	688
	Kimberly-Clark Corp.	2.400%	3/1/22	250	256
	Kimberly-Clark Corp.	2.400%	6/1/23	150	158
	Kimberly-Clark Corp.	3.050%	8/15/25	100	111
	Kimberly-Clark Corp.	2.750%	2/15/26	350	388
	Kimberly-Clark Corp.	1.050%	9/15/27	600	606
	Kimberly-Clark Corp.	3.950%	11/1/28	100	120
	Kimberly-Clark Corp.	3.200%	4/25/29	575	662
	Kimberly-Clark Corp.	3.100%	3/26/30	560	643
	Kimberly-Clark Corp.	5.300%	3/1/41	700	1,015
	Kimberly-Clark Corp.	3.700%	6/1/43	175	218
	Kimberly-Clark Corp.	3.200%	7/30/46	125	148
	Kimberly-Clark Corp.	3.900%	5/4/47	550	706
	Kimberly-Clark Corp.	2.875%	2/7/50	415	465
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	223
	Koninklijke Philips NV	6.875%	3/11/38	300	468
	Koninklijke Philips NV	5.000%	3/15/42	785	1,054
	Kroger Co.	3.850%	8/1/23	325	350
	Kroger Co.	4.000%	2/1/24	400	439
	Kroger Co.	2.650%	10/15/26	500	547
	Kroger Co.	7.700%	6/1/29	200	281
	Kroger Co.	8.000%	9/15/29	750	1,085
	Kroger Co.	2.200%	5/1/30	1,250	1,307
	Kroger Co.	6.900%	4/15/38	300	453
	Kroger Co.	5.400%	7/15/40	250	336
	Kroger Co.	5.000%	4/15/42	650	859
	Kroger Co.	5.150%	8/1/43	350	476
	Kroger Co.	3.875%	10/15/46	650	760
	Kroger Co.	4.450%	2/1/47	429	540
	Kroger Co.	4.650%	1/15/48	325	421
	Kroger Co.	5.400%	1/15/49	250	362
	Kroger Co.	3.950%	1/15/50	700	841
	Laboratory Corp. of America Holdings	3.200%	2/1/22	375	386
	Laboratory Corp. of America Holdings	3.750%	8/23/22	225	235
	Laboratory Corp. of America Holdings	3.250%	9/1/24	500	544
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	450
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,570
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	514
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	578
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	1,047
[5]	Mayo Clinic	3.774%	11/15/43	250	301
[5]	Mayo Clinic	4.000%	11/15/47	150	190
[5]	Mayo Clinic	4.128%	11/15/52	125	164
	McCormick & Co. Inc.	3.900%	7/15/21	100	101
	McCormick & Co. Inc.	3.150%	8/15/24	600	650
	McCormick & Co. Inc.	3.400%	8/15/27	700	786
	McCormick & Co. Inc.	4.200%	8/15/47	75	95
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	2,461
	McKesson Corp.	2.700%	12/15/22	2,370	2,462
	McKesson Corp.	0.900%	12/3/25	500	501
	McKesson Corp.	3.950%	2/16/28	425	496
	McKesson Corp.	4.750%	5/30/29	350	430
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,423
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	947
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	992
[5]	MedStar Health Inc.	3.626%	8/15/49	250	291
	Medtronic Inc.	3.500%	3/15/25	938	1,051
	Medtronic Inc.	4.375%	3/15/35	2,608	3,506
	Medtronic Inc.	4.625%	3/15/45	1,254	1,775
	Memorial Health Services	3.447%	11/1/49	500	535

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	135
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	265
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	584
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	199
	Merck & Co. Inc.	2.350%	2/10/22	1,100	1,125
	Merck & Co. Inc.	2.400%	9/15/22	925	954
	Merck & Co. Inc.	2.800%	5/18/23	2,000	2,120
	Merck & Co. Inc.	2.900%	3/7/24	500	539
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,444
	Merck & Co. Inc.	0.750%	2/24/26	1,850	1,866
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,744
	Merck & Co. Inc.	1.450%	6/24/30	770	776
	Merck & Co. Inc.	6.500%	12/1/33	525	815
	Merck & Co. Inc.	3.900%	3/7/39	600	758
	Merck & Co. Inc.	2.350%	6/24/40	1,525	1,573
	Merck & Co. Inc.	3.600%	9/15/42	375	462
	Merck & Co. Inc.	4.150%	5/18/43	980	1,279
	Merck & Co. Inc.	3.700%	2/10/45	1,795	2,232
	Merck & Co. Inc.	4.000%	3/7/49	600	791
	Merck & Co. Inc.	2.450%	6/24/50	1,250	1,288
	Mercy Health	4.302%	7/1/28	175	202
	Methodist Hospital	2.705%	12/1/50	500	511
	Molson Coors Beverage Co.	3.500%	5/1/22	75	78
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,809
	Molson Coors Beverage Co.	5.000%	5/1/42	850	1,062
	Molson Coors Beverage Co.	4.200%	7/15/46	2,035	2,328
[1]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	350	360
	Mondelez International Inc.	0.625%	7/1/22	1,525	1,532
	Mondelez International Inc.	2.125%	4/13/23	350	364
	Mondelez International Inc.	1.500%	5/4/25	400	414
	Mondelez International Inc.	2.750%	4/13/30	950	1,042
	Mondelez International Inc.	1.500%	2/4/31	500	492
	Mondelez International Inc.	1.875%	10/15/32	500	507
	Mondelez International Inc.	2.625%	9/4/50	1,000	1,005
[5]	Montefiore Obligated Group	5.246%	11/1/48	600	727
[5]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	225
[5]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	450	508
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	544
	MultiCare Health System	2.803%	8/15/50	500	517
	Mylan Inc.	4.200%	11/29/23	705	771
	Mylan Inc.	4.550%	4/15/28	575	686
	Mylan Inc.	5.400%	11/29/43	400	527
	Mylan Inc.	5.200%	4/15/48	625	819
	Mylan NV	3.950%	6/15/26	1,100	1,259
	Mylan NV	5.250%	6/15/46	1,250	1,638
	New York & Presbyterian Hospital	4.024%	8/1/45	480	603
	New York & Presbyterian Hospital	4.063%	8/1/56	425	554
	New York & Presbyterian Hospital	2.606%	8/1/60	500	483
	New York & Presbyterian Hospital	3.954%	8/1/19	400	463
	Northwell Healthcare Inc.	3.979%	11/1/46	525	600
	Northwell Healthcare Inc.	4.260%	11/1/47	850	1,019
	Northwell Healthcare Inc.	3.809%	11/1/49	375	429
	Novartis Capital Corp.	2.400%	5/17/22	1,500	1,541
	Novartis Capital Corp.	3.400%	5/6/24	2,735	3,001
	Novartis Capital Corp.	1.750%	2/14/25	255	267
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,548
	Novartis Capital Corp.	2.000%	2/14/27	1,140	1,215
	Novartis Capital Corp.	3.100%	5/17/27	800	899
	Novartis Capital Corp.	2.200%	8/14/30	2,175	2,334
	Novartis Capital Corp.	3.700%	9/21/42	525	648
	Novartis Capital Corp.	4.400%	5/6/44	1,050	1,443
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,567
	Novartis Capital Corp.	2.750%	8/14/50	850	930

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	245	235
[5]	NYU Hospitals Center	4.368%	7/1/47	425	515
	NYU Langone Hospitals	5.750%	7/1/43	375	519
	NYU Langone Hospitals	4.784%	7/1/44	325	412
	NYU Langone Hospitals	3.380%	7/1/55	525	546
[5]	OhioHealth Corp.	3.042%	11/15/50	300	328
	Orlando Health Obligated Group	4.089%	10/1/48	225	272
	Orlando Health Obligated Group	3.327%	10/1/50	500	553
	Partners Healthcare System Inc.	3.765%	7/1/48	150	178
	Partners Healthcare System Inc.	3.192%	7/1/49	400	439
	Partners Healthcare System Inc.	4.117%	7/1/55	275	352
	Partners Healthcare System Inc.	3.342%	7/1/60	725	825
	PeaceHealth Obligated Group	4.787%	11/15/48	300	399
	PeaceHealth Obligated Group	3.218%	11/15/50	500	540
	PepsiCo Inc.	2.750%	3/5/22	775	798
	PepsiCo Inc.	2.250%	5/2/22	275	282
	PepsiCo Inc.	2.750%	3/1/23	1,000	1,054
	PepsiCo Inc.	0.750%	5/1/23	450	456
	PepsiCo Inc.	0.400%	10/7/23	500	501
	PepsiCo Inc.	3.600%	3/1/24	1,675	1,829
	PepsiCo Inc.	2.250%	3/19/25	1,495	1,598
	PepsiCo Inc.	2.750%	4/30/25	1,725	1,874
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,599
	PepsiCo Inc.	2.850%	2/24/26	575	635
	PepsiCo Inc.	2.625%	3/19/27	375	412
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,380
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,364
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,766
	PepsiCo Inc.	1.400%	2/25/31	750	752
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,587
	PepsiCo Inc.	4.000%	3/5/42	541	696
	PepsiCo Inc.	3.600%	8/13/42	725	878
	PepsiCo Inc.	4.250%	10/22/44	875	1,144
	PepsiCo Inc.	4.600%	7/17/45	435	608
	PepsiCo Inc.	4.450%	4/14/46	1,650	2,300
	PepsiCo Inc.	3.450%	10/6/46	1,675	2,010
	PepsiCo Inc.	3.375%	7/29/49	850	1,030
	PepsiCo Inc.	2.875%	10/15/49	875	977
	PepsiCo Inc.	3.625%	3/19/50	1,785	2,255
	PepsiCo Inc.	3.875%	3/19/60	560	747
	PerkinElmer Inc.	3.300%	9/15/29	650	731
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	659
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	424
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	450	482
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	278	309
	Pfizer Inc.	2.200%	12/15/21	825	840
	Pfizer Inc.	2.800%	3/11/22	750	772
	Pfizer Inc.	3.000%	6/15/23	1,136	1,210
	Pfizer Inc.	3.200%	9/15/23	475	511
	Pfizer Inc.	2.950%	3/15/24	500	539
	Pfizer Inc.	3.400%	5/15/24	200	220
	Pfizer Inc.	0.800%	5/28/25	300	304
	Pfizer Inc.	2.750%	6/3/26	800	883
	Pfizer Inc.	3.000%	12/15/26	1,795	2,024
	Pfizer Inc.	3.600%	9/15/28	600	707
	Pfizer Inc.	3.450%	3/15/29	750	874
	Pfizer Inc.	2.625%	4/1/30	1,175	1,301
	Pfizer Inc.	1.700%	5/28/30	1,750	1,807
	Pfizer Inc.	4.000%	12/15/36	1,050	1,329
	Pfizer Inc.	4.100%	9/15/38	600	764
	Pfizer Inc.	3.900%	3/15/39	550	686
	Pfizer Inc.	7.200%	3/15/39	1,015	1,741
	Pfizer Inc.	2.550%	5/28/40	750	795

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	5.600%	9/15/40	100	147
	Pfizer Inc.	4.300%	6/15/43	780	1,027
	Pfizer Inc.	4.400%	5/15/44	725	972
	Pfizer Inc.	4.125%	12/15/46	1,575	2,070
	Pfizer Inc.	4.200%	9/15/48	500	668
	Pfizer Inc.	4.000%	3/15/49	850	1,112
	Pfizer Inc.	2.700%	5/28/50	1,275	1,362
	Pharmacia LLC	6.600%	12/1/28	500	692
	Philip Morris International Inc.	2.375%	8/17/22	550	567
	Philip Morris International Inc.	2.500%	11/2/22	1,600	1,660
	Philip Morris International Inc.	2.625%	3/6/23	550	578
	Philip Morris International Inc.	1.125%	5/1/23	450	459
	Philip Morris International Inc.	2.125%	5/10/23	450	467
	Philip Morris International Inc.	3.600%	11/15/23	940	1,025
	Philip Morris International Inc.	2.875%	5/1/24	1,000	1,078
	Philip Morris International Inc.	1.500%	5/1/25	1,200	1,241
	Philip Morris International Inc.	3.375%	8/11/25	675	751
	Philip Morris International Inc.	2.750%	2/25/26	1,005	1,097
	Philip Morris International Inc.	0.875%	5/1/26	500	502
	Philip Morris International Inc.	3.125%	8/17/27	425	475
	Philip Morris International Inc.	3.125%	3/2/28	400	447
	Philip Morris International Inc.	3.375%	8/15/29	600	685
	Philip Morris International Inc.	2.100%	5/1/30	1,550	1,606
	Philip Morris International Inc.	1.750%	11/1/30	500	506
	Philip Morris International Inc.	6.375%	5/16/38	575	867
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,463
	Philip Morris International Inc.	4.500%	3/20/42	550	694
	Philip Morris International Inc.	3.875%	8/21/42	75	87
	Philip Morris International Inc.	4.125%	3/4/43	850	1,040
	Philip Morris International Inc.	4.875%	11/15/43	775	1,024
	Philip Morris International Inc.	4.250%	11/10/44	960	1,207
[5]	Procter & Gamble - Esop	9.360%	1/1/21	70	70
	Procter & Gamble Co.	3.100%	8/15/23	1,025	1,101
	Procter & Gamble Co.	0.550%	10/29/25	800	802
	Procter & Gamble Co.	2.450%	11/3/26	800	882
	Procter & Gamble Co.	2.800%	3/25/27	4,000	4,446
	Procter & Gamble Co.	3.000%	3/25/30	2,055	2,356
	Procter & Gamble Co.	1.200%	10/29/30	625	622
	Procter & Gamble Co.	5.550%	3/5/37	625	956
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,610
	Procter & Gamble Co.	3.500%	10/25/47	413	536
	Procter & Gamble Co.	3.600%	3/25/50	806	1,081
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	125	136
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	536
[5]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	381
[5]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	479
	Quest Diagnostics Inc.	4.250%	4/1/24	300	331
	Quest Diagnostics Inc.	3.500%	3/30/25	250	278
	Quest Diagnostics Inc.	3.450%	6/1/26	425	479
	Quest Diagnostics Inc.	4.200%	6/30/29	350	416
	Quest Diagnostics Inc.	2.950%	6/30/30	800	879
	Quest Diagnostics Inc.	2.800%	6/30/31	425	466
	Quest Diagnostics Inc.	5.750%	1/30/40	61	79
	Quest Diagnostics Inc.	4.700%	3/30/45	200	251
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	982
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	868
	Reynolds American Inc.	4.850%	9/15/23	250	279
	Reynolds American Inc.	4.450%	6/12/25	2,231	2,537
	Reynolds American Inc.	5.700%	8/15/35	575	726
	Reynolds American Inc.	7.250%	6/15/37	325	446
	Reynolds American Inc.	8.125%	5/1/40	400	581
	Reynolds American Inc.	7.000%	8/4/41	150	197
	Reynolds American Inc.	6.150%	9/15/43	400	518
	Reynolds American Inc.	5.850%	8/15/45	1,985	2,534

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Royalty Pharma plc	0.750%	9/2/23	500	502
[1]	Royalty Pharma plc	1.200%	9/2/25	500	507
[1]	Royalty Pharma plc	1.750%	9/2/27	900	921
[1]	Royalty Pharma plc	2.200%	9/2/30	900	918
[1]	Royalty Pharma plc	3.300%	9/2/40	900	944
[1]	Royalty Pharma plc	3.550%	9/2/50	800	851
	RUSH Obligated Group	3.922%	11/15/29	245	290
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	422
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	113
	Sanofi	3.375%	6/19/23	1,050	1,126
	Sanofi	3.625%	6/19/28	1,000	1,166
	Sharp HealthCare	2.680%	8/1/50	500	504
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,350	2,492
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	3,000
	Smith & Nephew plc	2.032%	10/14/30	820	832
	Spectrum Health System Obligated Group	3.487%	7/15/49	275	315
	SSM Health Care Corp.	3.688%	6/1/23	725	775
	SSM Health Care Corp.	3.823%	6/1/27	375	424
	Stanford Health Care	3.795%	11/15/48	450	561
	Stryker Corp.	0.600%	12/1/23	500	500
	Stryker Corp.	3.375%	5/15/24	475	517
	Stryker Corp.	1.150%	6/15/25	400	408
	Stryker Corp.	3.375%	11/1/25	500	559
	Stryker Corp.	3.500%	3/15/26	890	1,009
	Stryker Corp.	3.650%	3/7/28	450	520
	Stryker Corp.	1.950%	6/15/30	750	770
	Stryker Corp.	4.100%	4/1/43	325	394
	Stryker Corp.	4.375%	5/15/44	275	341
	Stryker Corp.	4.625%	3/15/46	155	207
	Stryker Corp.	2.900%	6/15/50	500	528
	Sutter Health	1.321%	8/15/25	500	507
	Sutter Health	3.695%	8/15/28	300	339
	Sutter Health	2.294%	8/15/30	500	521
	Sutter Health	3.161%	8/15/40	500	529
	Sutter Health	4.091%	8/15/48	375	455
	Sutter Health	3.361%	8/15/50	475	517
	Sysco Corp.	2.600%	6/12/22	346	357
	Sysco Corp.	3.750%	10/1/25	1,086	1,217
	Sysco Corp.	3.300%	7/15/26	975	1,081
	Sysco Corp.	3.250%	7/15/27	925	1,029
	Sysco Corp.	5.950%	4/1/30	850	1,116
	Sysco Corp.	6.600%	4/1/40	735	1,073
	Sysco Corp.	4.850%	10/1/45	125	156
	Sysco Corp.	4.500%	4/1/46	550	665
	Sysco Corp.	4.450%	3/15/48	700	843
	Sysco Corp.	3.300%	2/15/50	425	445
	Sysco Corp.	6.600%	4/1/50	950	1,460
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	2,500	2,770
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	2,460	3,054
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	1,725	1,761
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,700	1,783
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,540	1,643
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	850	943
	Texas Health Resources	2.328%	11/15/50	500	472
[5]	Texas Health Resources	4.330%	11/15/55	100	134
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	875	923
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	810	921
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	1,230	1,393
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	891
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	730
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	1,165	1,274
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	305	378
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	509
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	534

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toledo Hospital	5.325%	11/15/28	275	319
	Toledo Hospital	6.015%	11/15/48	325	405
	Trinity Health Corp.	4.125%	12/1/45	450	550
	Tyson Foods Inc.	4.500%	6/15/22	950	996
	Tyson Foods Inc.	3.900%	9/28/23	475	518
	Tyson Foods Inc.	3.950%	8/15/24	4,525	5,023
	Tyson Foods Inc.	4.000%	3/1/26	580	666
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,281
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,386
	Tyson Foods Inc.	4.875%	8/15/34	425	555
	Tyson Foods Inc.	5.150%	8/15/44	550	755
	Tyson Foods Inc.	4.550%	6/2/47	450	592
	Tyson Foods Inc.	5.100%	9/28/48	1,700	2,443
	Unilever Capital Corp.	3.000%	3/7/22	450	465
	Unilever Capital Corp.	0.375%	9/14/23	500	503
	Unilever Capital Corp.	3.250%	3/7/24	2,600	2,821
	Unilever Capital Corp.	2.600%	5/5/24	1,150	1,228
	Unilever Capital Corp.	3.375%	3/22/25	250	277
	Unilever Capital Corp.	3.100%	7/30/25	550	609
	Unilever Capital Corp.	2.000%	7/28/26	550	587
	Unilever Capital Corp.	3.500%	3/22/28	200	232
	Unilever Capital Corp.	2.125%	9/6/29	1,375	1,467
	Unilever Capital Corp.	1.375%	9/14/30	500	501
	Unilever Capital Corp.	5.900%	11/15/32	800	1,161
[1]	Universal Health Services Inc.	2.650%	10/15/30	700	725
[1]	Upjohn Inc.	1.125%	6/22/22	1,525	1,541
[1]	Upjohn Inc.	1.650%	6/22/25	600	621
[1]	Upjohn Inc.	2.300%	6/22/27	2,350	2,493
[1]	Upjohn Inc.	2.700%	6/22/30	1,525	1,608
[1]	Upjohn Inc.	3.850%	6/22/40	1,175	1,322
[1]	Upjohn Inc.	4.000%	6/22/50	1,675	1,916
	UPMC	3.600%	4/3/25	400	444
	Whirlpool Corp.	4.700%	6/1/22	775	820
	Whirlpool Corp.	4.000%	3/1/24	275	302
	Whirlpool Corp.	4.750%	2/26/29	600	734
	Whirlpool Corp.	4.500%	6/1/46	388	480
	Whirlpool Corp.	4.600%	5/15/50	200	259
[5]	Willis-Knighton Medical Center	4.813%	9/1/48	200	266
	Wyeth LLC	7.250%	3/1/23	350	400
	Wyeth LLC	6.450%	2/1/24	780	919
	Wyeth LLC	6.500%	2/1/34	500	777
	Wyeth LLC	6.000%	2/15/36	410	611
	Wyeth LLC	5.950%	4/1/37	1,605	2,414
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	485
	Zeneca Wilmington Inc.	7.000%	11/15/23	600	707
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	669
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	240
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,275	1,409
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	260
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	327
	Zoetis Inc.	3.250%	2/1/23	1,475	1,552
	Zoetis Inc.	4.500%	11/13/25	350	409
	Zoetis Inc.	3.000%	9/12/27	800	894
	Zoetis Inc.	3.900%	8/20/28	400	471
	Zoetis Inc.	2.000%	5/15/30	575	594
	Zoetis Inc.	4.700%	2/1/43	900	1,229
	Zoetis Inc.	3.950%	9/12/47	400	498
	Zoetis Inc.	4.450%	8/20/48	325	435
	Zoetis Inc.	3.000%	5/15/50	250	274
	Energy (0.9%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	1,540	1,605

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	550	616
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	450	492
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	400	482
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	869	986
Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	1,347
Boardwalk Pipelines LP	3.375%	2/1/23	310	322
Boardwalk Pipelines LP	4.950%	12/15/24	525	583
Boardwalk Pipelines LP	5.950%	6/1/26	425	501
Boardwalk Pipelines LP	4.800%	5/3/29	100	114
BP Capital Markets America Inc.	3.245%	5/6/22	1,076	1,118
BP Capital Markets America Inc.	2.520%	9/19/22	450	466
BP Capital Markets America Inc.	2.937%	4/6/23	200	211
BP Capital Markets America Inc.	3.216%	11/28/23	1,850	1,986
BP Capital Markets America Inc.	3.790%	2/6/24	1,500	1,641
BP Capital Markets America Inc.	3.224%	4/14/24	500	540
BP Capital Markets America Inc.	3.194%	4/6/25	1,080	1,188
BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,829
BP Capital Markets America Inc.	3.410%	2/11/26	800	895
BP Capital Markets America Inc.	3.119%	5/4/26	2,800	3,096
BP Capital Markets America Inc.	3.937%	9/21/28	800	940
BP Capital Markets America Inc.	3.633%	4/6/30	3,175	3,689
BP Capital Markets America Inc.	1.749%	8/10/30	900	901
BP Capital Markets America Inc.	3.000%	2/24/50	1,700	1,743
BP Capital Markets America Inc.	2.772%	11/10/50	900	885
BP Capital Markets America Inc.	2.939%	6/4/51	1,000	1,014
BP Capital Markets plc	3.561%	11/1/21	775	796
BP Capital Markets plc	2.500%	11/6/22	889	923
BP Capital Markets plc	3.994%	9/26/23	350	383
BP Capital Markets plc	3.535%	11/4/24	1,335	1,480
BP Capital Markets plc	3.506%	3/17/25	950	1,059
BP Capital Markets plc	3.279%	9/19/27	1,335	1,502
BP Capital Markets plc	3.723%	11/28/28	585	677
Burlington Resources Finance Co.	7.400%	12/1/31	600	892
Canadian Natural Resources Ltd.	2.950%	1/15/23	800	836
Canadian Natural Resources Ltd.	3.800%	4/15/24	400	429
Canadian Natural Resources Ltd.	3.900%	2/1/25	500	546
Canadian Natural Resources Ltd.	2.050%	7/15/25	400	419
Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	2,242
Canadian Natural Resources Ltd.	2.950%	7/15/30	1,500	1,589
Canadian Natural Resources Ltd.	7.200%	1/15/32	475	632
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	526
Canadian Natural Resources Ltd.	5.850%	2/1/35	625	785
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	658
Canadian Natural Resources Ltd.	6.250%	3/15/38	500	668
Canadian Natural Resources Ltd.	6.750%	2/1/39	325	444
Canadian Natural Resources Ltd.	4.950%	6/1/47	90	114
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	1,200	1,398
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	750	871
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,250	2,655
Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,282
Chevron Corp.	2.498%	3/3/22	500	508
Chevron Corp.	2.355%	12/5/22	4,245	4,393
Chevron Corp.	1.141%	5/11/23	900	917
Chevron Corp.	3.191%	6/24/23	1,175	1,247
Chevron Corp.	2.895%	3/3/24	200	212
Chevron Corp.	1.554%	5/11/25	3,150	3,265
Chevron Corp.	3.326%	11/17/25	200	223
Chevron Corp.	1.995%	5/11/27	500	529
Chevron Corp.	2.236%	5/11/30	2,200	2,349
Chevron Corp.	2.978%	5/11/40	1,300	1,436

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chevron Corp.	3.078%	5/11/50	900	993
Chevron USA Inc.	0.333%	8/12/22	500	501
Chevron USA Inc.	0.426%	8/11/23	500	501
Chevron USA Inc.	0.687%	8/12/25	500	501
Chevron USA Inc.	1.018%	8/12/27	500	500
Chevron USA Inc.	2.343%	8/12/50	500	483
Cimarex Energy Co.	4.375%	6/1/24	500	543
Cimarex Energy Co.	3.900%	5/15/27	400	438
Cimarex Energy Co.	4.375%	3/15/29	400	455
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,204
Columbia Pipeline Group Inc.	5.800%	6/1/45	350	480
Concho Resources Inc.	3.750%	10/1/27	1,250	1,414
Concho Resources Inc.	4.300%	8/15/28	800	945
Concho Resources Inc.	2.400%	2/15/31	500	522
Concho Resources Inc.	4.875%	10/1/47	1,825	2,455
ConocoPhillips	5.900%	10/15/32	400	544
ConocoPhillips	5.900%	5/15/38	1,255	1,797
ConocoPhillips	6.500%	2/1/39	1,950	2,979
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	565
ConocoPhillips Co.	3.350%	11/15/24	200	219
ConocoPhillips Co.	4.950%	3/15/26	1,000	1,200
ConocoPhillips Co.	4.300%	11/15/44	750	949
ConocoPhillips Holding Co.	6.950%	4/15/29	875	1,221
Devon Energy Corp.	5.850%	12/15/25	300	353
Devon Energy Corp.	7.950%	4/15/32	245	344
Devon Energy Corp.	5.600%	7/15/41	1,310	1,590
Devon Energy Corp.	4.750%	5/15/42	600	672
Devon Energy Corp.	5.000%	6/15/45	300	355
Devon Financing Co. LLC	7.875%	9/30/31	500	694
Diamondback Energy Inc.	2.875%	12/1/24	800	841
Diamondback Energy Inc.	5.375%	5/31/25	500	518
Diamondback Energy Inc.	3.250%	12/1/26	1,000	1,069
Diamondback Energy Inc.	3.500%	12/1/29	2,292	2,441
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	269
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	400	427
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	277
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	1,000	1,095
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	325	416
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	505
Enable Midstream Partners LP	3.900%	5/15/24	625	636
Enable Midstream Partners LP	4.400%	3/15/27	800	801
Enable Midstream Partners LP	4.950%	5/15/28	300	307
Enable Midstream Partners LP	4.150%	9/15/29	550	545
Enable Midstream Partners LP	5.000%	5/15/44	450	427
Enbridge Energy Partners LP	5.875%	10/15/25	1,439	1,743
Enbridge Energy Partners LP	7.500%	4/15/38	300	424
Enbridge Energy Partners LP	5.500%	9/15/40	75	94
Enbridge Energy Partners LP	7.375%	10/15/45	1,300	1,995
Enbridge Inc.	2.900%	7/15/22	450	466
Enbridge Inc.	2.500%	1/15/25	715	764
Enbridge Inc.	3.700%	7/15/27	800	909
Enbridge Inc.	3.125%	11/15/29	825	905
Enbridge Inc.	4.500%	6/10/44	900	1,053
Enbridge Inc.	5.500%	12/1/46	300	400
Enbridge Inc.	4.000%	11/15/49	325	370
Energy Transfer Operating LP	3.600%	2/1/23	975	1,020
Energy Transfer Operating LP	4.250%	3/15/23	1,600	1,678
Energy Transfer Operating LP	4.200%	9/15/23	300	323
Energy Transfer Operating LP	4.050%	3/15/25	2,091	2,284
Energy Transfer Operating LP	2.900%	5/15/25	375	396
Energy Transfer Operating LP	4.750%	1/15/26	300	333
Energy Transfer Operating LP	5.500%	6/1/27	1,000	1,171
Energy Transfer Operating LP	5.250%	4/15/29	1,300	1,510
Energy Transfer Operating LP	3.750%	5/15/30	2,775	3,000

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	4.900%	3/15/35	250	273
	Energy Transfer Operating LP	6.250%	4/15/49	1,200	1,448
	Energy Transfer Operating LP	5.000%	5/15/50	3,600	3,928
	Energy Transfer Partners LP	6.625%	10/15/36	350	419
	Energy Transfer Partners LP	5.800%	6/15/38	1,080	1,234
	Energy Transfer Partners LP	7.500%	7/1/38	500	656
	Energy Transfer Partners LP	6.050%	6/1/41	575	660
	Energy Transfer Partners LP	6.500%	2/1/42	300	364
	Energy Transfer Partners LP	5.150%	2/1/43	425	447
	Energy Transfer Partners LP	5.150%	3/15/45	150	162
	Energy Transfer Partners LP	6.125%	12/15/45	1,050	1,226
	Energy Transfer Partners LP	5.300%	4/15/47	1,400	1,542
	Energy Transfer Partners LP	6.000%	6/15/48	850	1,008
	Enterprise Products Operating LLC	3.500%	2/1/22	300	310
	Enterprise Products Operating LLC	4.050%	2/15/22	175	182
	Enterprise Products Operating LLC	3.350%	3/15/23	1,250	1,303
	Enterprise Products Operating LLC	3.900%	2/15/24	750	821
	Enterprise Products Operating LLC	3.750%	2/15/25	825	923
	Enterprise Products Operating LLC	3.700%	2/15/26	400	452
	Enterprise Products Operating LLC	3.125%	7/31/29	2,300	2,546
	Enterprise Products Operating LLC	2.800%	1/31/30	2,426	2,632
	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,916
	Enterprise Products Operating LLC	7.550%	4/15/38	300	455
	Enterprise Products Operating LLC	5.950%	2/1/41	470	644
	Enterprise Products Operating LLC	4.850%	8/15/42	850	1,048
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	1,193
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	2,191
	Enterprise Products Operating LLC	5.100%	2/15/45	982	1,240
	Enterprise Products Operating LLC	4.900%	5/15/46	500	626
	Enterprise Products Operating LLC	4.250%	2/15/48	950	1,107
	Enterprise Products Operating LLC	4.800%	2/1/49	2,000	2,525
	Enterprise Products Operating LLC	4.200%	1/31/50	2,100	2,464
	Enterprise Products Operating LLC	3.200%	2/15/52	500	504
	Enterprise Products Operating LLC	4.950%	10/15/54	300	378
	Enterprise Products Operating LLC	3.950%	1/31/60	2,500	2,740
[5]	Enterprise Products Operating LLC	5.250%	8/16/77	400	406
[5]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,213
	EOG Resources Inc.	2.625%	3/15/23	900	939
	EOG Resources Inc.	4.150%	1/15/26	600	688
	EOG Resources Inc.	4.375%	4/15/30	1,230	1,496
	EOG Resources Inc.	4.950%	4/15/50	1,000	1,353
	Exxon Mobil Corp.	2.397%	3/6/22	1,400	1,426
	Exxon Mobil Corp.	1.902%	8/16/22	250	257
	Exxon Mobil Corp.	1.571%	4/15/23	3,730	3,800
	Exxon Mobil Corp.	3.176%	3/15/24	2,000	2,138
	Exxon Mobil Corp.	2.019%	8/16/24	550	578
	Exxon Mobil Corp.	2.992%	3/19/25	5,225	5,712
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,494
	Exxon Mobil Corp.	2.275%	8/16/26	400	431
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,253
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	1,069
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,649
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	2,046
	Exxon Mobil Corp.	2.995%	8/16/39	500	542
	Exxon Mobil Corp.	4.227%	3/19/40	3,550	4,401
	Exxon Mobil Corp.	3.567%	3/6/45	750	857
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,231
	Exxon Mobil Corp.	3.095%	8/16/49	1,069	1,152
	Exxon Mobil Corp.	4.327%	3/19/50	3,000	3,907
	Exxon Mobil Corp.	3.452%	4/15/51	1,980	2,262
	Halliburton Co.	3.500%	8/1/23	50	53
	Halliburton Co.	3.800%	11/15/25	892	999
	Halliburton Co.	2.920%	3/1/30	1,600	1,692
	Halliburton Co.	4.850%	11/15/35	1,000	1,148

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Halliburton Co.	6.700%	9/15/38	1,070	1,414
Halliburton Co.	4.500%	11/15/41	675	730
Halliburton Co.	4.750%	8/1/43	725	806
Halliburton Co.	5.000%	11/15/45	1,209	1,428
Helmerich & Payne Inc.	4.650%	3/15/25	300	333
Hess Corp.	3.500%	7/15/24	245	258
Hess Corp.	7.875%	10/1/29	375	492
Hess Corp.	7.300%	8/15/31	35	45
Hess Corp.	7.125%	3/15/33	415	537
Hess Corp.	6.000%	1/15/40	1,190	1,449
Hess Corp.	5.600%	2/15/41	700	850
Hess Corp.	5.800%	4/1/47	500	633
HollyFrontier Corp.	5.875%	4/1/26	760	829
HollyFrontier Corp.	4.500%	10/1/30	500	528
Husky Energy Inc.	3.950%	4/15/22	450	462
Husky Energy Inc.	4.000%	4/15/24	500	534
Husky Energy Inc.	4.400%	4/15/29	575	634
Husky Energy Inc.	6.800%	9/15/37	300	376
Kinder Morgan Energy Partners LP	4.150%	3/1/22	105	109
Kinder Morgan Energy Partners LP	3.950%	9/1/22	725	760
Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	497
Kinder Morgan Energy Partners LP	4.300%	5/1/24	1,625	1,797
Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	949
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	243
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	376
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	519
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	459
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	2,126
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,700
Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	429
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,322	1,507
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	578
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	625
Kinder Morgan Inc.	2.000%	2/15/31	500	505
Kinder Morgan Inc.	3.250%	8/1/50	2,500	2,505
Kinder Morgan Inc.	3.150%	1/15/23	300	315
Kinder Morgan Inc.	4.300%	6/1/25	817	930
Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,265
Kinder Morgan Inc.	7.800%	8/1/31	330	470
Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,476
Kinder Morgan Inc.	5.300%	12/1/34	825	1,021
Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,759
Kinder Morgan Inc.	5.050%	2/15/46	200	245
Magellan Midstream Partners LP	5.000%	3/1/26	450	537
Magellan Midstream Partners LP	3.250%	6/1/30	1,000	1,121
Magellan Midstream Partners LP	5.150%	10/15/43	350	443
Magellan Midstream Partners LP	4.250%	9/15/46	300	341
Magellan Midstream Partners LP	4.200%	10/3/47	575	655
Magellan Midstream Partners LP	4.850%	2/1/49	200	251
Magellan Midstream Partners LP	3.950%	3/1/50	625	701
Marathon Oil Corp.	2.800%	11/1/22	267	274
Marathon Oil Corp.	3.850%	6/1/25	600	644
Marathon Oil Corp.	4.400%	7/15/27	1,350	1,493
Marathon Oil Corp.	6.800%	3/15/32	930	1,145
Marathon Oil Corp.	6.600%	10/1/37	350	432
Marathon Oil Corp.	5.200%	6/1/45	200	229
Marathon Petroleum Corp.	4.500%	5/1/23	1,000	1,084
Marathon Petroleum Corp.	4.750%	12/15/23	1,000	1,106
Marathon Petroleum Corp.	4.700%	5/1/25	3,750	4,294
Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,229
Marathon Petroleum Corp.	3.800%	4/1/28	700	779
Marathon Petroleum Corp.	6.500%	3/1/41	1,000	1,341
Marathon Petroleum Corp.	4.750%	9/15/44	750	859
Marathon Petroleum Corp.	4.500%	4/1/48	375	421

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Marathon Petroleum Corp.	5.000%	9/15/54	325	370
MPLX LP	3.500%	12/1/22	150	158
MPLX LP	3.375%	3/15/23	400	425
MPLX LP	4.500%	7/15/23	1,300	1,415
MPLX LP	4.875%	12/1/24	838	958
MPLX LP	5.250%	1/15/25	129	133
MPLX LP	4.875%	6/1/25	3,085	3,563
MPLX LP	1.750%	3/1/26	600	620
MPLX LP	4.250%	12/1/27	1,510	1,759
MPLX LP	4.000%	3/15/28	950	1,082
MPLX LP	4.800%	2/15/29	500	602
MPLX LP	2.650%	8/15/30	1,000	1,045
MPLX LP	4.500%	4/15/38	1,075	1,216
MPLX LP	5.200%	3/1/47	1,350	1,637
MPLX LP	4.700%	4/15/48	1,000	1,188
MPLX LP	5.500%	2/15/49	1,775	2,301
National Fuel Gas Co.	3.750%	3/1/23	375	393
National Fuel Gas Co.	5.500%	1/15/26	100	115
National Fuel Gas Co.	3.950%	9/15/27	200	212
National Fuel Gas Co.	4.750%	9/1/28	650	696
National Oilwell Varco Inc.	3.600%	12/1/29	500	522
National Oilwell Varco Inc.	3.950%	12/1/42	700	706
Noble Energy Inc.	3.850%	1/15/28	450	521
Noble Energy Inc.	3.250%	10/15/29	500	569
Noble Energy Inc.	6.000%	3/1/41	1,210	1,806
Noble Energy Inc.	5.250%	11/15/43	450	634
Noble Energy Inc.	5.050%	11/15/44	450	626
Noble Energy Inc.	4.950%	8/15/47	550	769
Noble Energy Inc.	4.200%	10/15/49	475	603
ONEOK Inc.	7.500%	9/1/23	1,425	1,640
ONEOK Inc.	2.750%	9/1/24	200	211
ONEOK Inc.	5.850%	1/15/26	1,000	1,198
ONEOK Inc.	4.000%	7/13/27	150	167
ONEOK Inc.	4.550%	7/15/28	750	856
ONEOK Inc.	3.400%	9/1/29	1,810	1,924
ONEOK Inc.	3.100%	3/15/30	700	745
ONEOK Inc.	6.350%	1/15/31	1,000	1,280
ONEOK Inc.	4.950%	7/13/47	550	606
ONEOK Inc.	5.200%	7/15/48	650	747
ONEOK Inc.	4.450%	9/1/49	800	836
ONEOK Inc.	4.500%	3/15/50	700	742
ONEOK Partners LP	3.375%	10/1/22	1,000	1,040
ONEOK Partners LP	4.900%	3/15/25	450	510
ONEOK Partners LP	6.650%	10/1/36	360	451
ONEOK Partners LP	6.125%	2/1/41	1,340	1,595
Petro-Canada	5.350%	7/15/33	450	550
Petro-Canada	5.950%	5/15/35	500	650
Petro-Canada	6.800%	5/15/38	700	981
Phillips 66	4.300%	4/1/22	1,105	1,157
Phillips 66	3.700%	4/6/23	300	321
Phillips 66	0.900%	2/15/24	1,000	1,004
Phillips 66	3.850%	4/9/25	600	676
Phillips 66	1.300%	2/15/26	500	508
Phillips 66	3.900%	3/15/28	1,300	1,492
Phillips 66	2.150%	12/15/30	700	710
Phillips 66	4.650%	11/15/34	1,000	1,219
Phillips 66	4.875%	11/15/44	2,350	2,955
Phillips 66 Partners LP	2.450%	12/15/24	250	262
Phillips 66 Partners LP	3.605%	2/15/25	350	378
Phillips 66 Partners LP	3.550%	10/1/26	400	438
Phillips 66 Partners LP	3.750%	3/1/28	100	108
Phillips 66 Partners LP	3.150%	12/15/29	250	260
Phillips 66 Partners LP	4.680%	2/15/45	1,080	1,160
Pioneer Natural Resources Co.	4.450%	1/15/26	390	453

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pioneer Natural Resources Co.	1.900%	8/15/30	500	495
	Plains All American Pipeline LP	3.800%	9/15/30	500	534
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	100	103
	Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	1,200	1,243
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	2,155	2,295
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	600	670
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	350	392
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	600	627
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	500	605
	Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	975	953
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	500	520
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	500	529
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	700	732
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	1,050	1,113
	Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	475	514
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,465	1,542
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,200	1,314
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,470	1,676
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,325	1,542
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,000	1,209
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,886
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	800	918
[1]	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,962
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	615
	Schlumberger Investment SA	3.650%	12/1/23	1,190	1,290
	Schlumberger Investment SA	2.650%	6/26/30	1,300	1,388
	Shell International Finance BV	2.375%	8/21/22	975	1,007
	Shell International Finance BV	2.250%	1/6/23	800	830
	Shell International Finance BV	3.400%	8/12/23	1,200	1,295
	Shell International Finance BV	0.375%	9/15/23	500	501
	Shell International Finance BV	2.000%	11/7/24	1,000	1,049
	Shell International Finance BV	2.375%	4/6/25	1,315	1,406
	Shell International Finance BV	3.250%	5/11/25	2,490	2,757
	Shell International Finance BV	2.875%	5/10/26	1,300	1,436
	Shell International Finance BV	2.500%	9/12/26	505	554
	Shell International Finance BV	3.875%	11/13/28	500	592
	Shell International Finance BV	2.375%	11/7/29	1,950	2,089
	Shell International Finance BV	2.750%	4/6/30	1,905	2,095
	Shell International Finance BV	4.125%	5/11/35	3,025	3,758
	Shell International Finance BV	6.375%	12/15/38	820	1,267
	Shell International Finance BV	5.500%	3/25/40	700	1,006
	Shell International Finance BV	3.625%	8/21/42	500	579
	Shell International Finance BV	4.550%	8/12/43	1,700	2,261
	Shell International Finance BV	4.375%	5/11/45	2,900	3,815
	Shell International Finance BV	4.000%	5/10/46	2,000	2,507
	Shell International Finance BV	3.125%	11/7/49	1,400	1,553
	Shell International Finance BV	3.250%	4/6/50	2,135	2,401
	Spectra Energy Partners LP	4.750%	3/15/24	800	892
	Spectra Energy Partners LP	3.500%	3/15/25	1,566	1,718
	Spectra Energy Partners LP	3.375%	10/15/26	950	1,057
	Spectra Energy Partners LP	4.500%	3/15/45	220	259
	Suncor Energy Inc.	2.800%	5/15/23	600	631
	Suncor Energy Inc.	3.100%	5/15/25	800	876
	Suncor Energy Inc.	6.500%	6/15/38	2,090	2,915
	Suncor Energy Inc.	4.000%	11/15/47	700	789
	Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	261
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	900	972
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	1,878	2,202
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	1,013
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	725	807
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	700	772

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TC PipeLines LP	3.900%	5/25/27	200	225
TechnipFMC plc	3.450%	10/1/22	350	361
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	324
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	649
Texas Eastern Transmission LP	7.000%	7/15/32	500	686
Total Capital Canada Ltd.	2.750%	7/15/23	825	873
Total Capital International SA	2.875%	2/17/22	1,400	1,440
Total Capital International SA	2.700%	1/25/23	1,025	1,075
Total Capital International SA	3.700%	1/15/24	975	1,069
Total Capital International SA	2.434%	1/10/25	700	746
Total Capital International SA	3.455%	2/19/29	925	1,069
Total Capital International SA	2.829%	1/10/30	1,900	2,122
Total Capital International SA	2.986%	6/29/41	600	653
Total Capital International SA	3.461%	7/12/49	500	576
Total Capital International SA	3.127%	5/29/50	2,000	2,174
Total Capital International SA	3.386%	6/29/60	500	565
Total Capital SA	4.250%	12/15/21	300	311
Total Capital SA	3.883%	10/11/28	1,025	1,212
TransCanada PipeLines Ltd.	2.500%	8/1/22	920	950
TransCanada PipeLines Ltd.	3.750%	10/16/23	500	541
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,997
TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	2,226
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,800	2,170
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	1,029
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	166
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,350	1,873
TransCanada PipeLines Ltd.	4.750%	5/15/38	1,000	1,243
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,130	1,517
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	1,067
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,800	2,318
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	346
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	1,000	1,116
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	482
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,500	1,687
Valero Energy Corp.	2.700%	4/15/23	1,300	1,355
Valero Energy Corp.	1.200%	3/15/24	500	502
Valero Energy Corp.	3.650%	3/15/25	241	263
Valero Energy Corp.	2.850%	4/15/25	1,050	1,116
Valero Energy Corp.	3.400%	9/15/26	1,132	1,238
Valero Energy Corp.	2.150%	9/15/27	500	509
Valero Energy Corp.	4.350%	6/1/28	1,540	1,749
Valero Energy Corp.	4.000%	4/1/29	1,000	1,121
Valero Energy Corp.	7.500%	4/15/32	1,425	1,968
Valero Energy Corp.	6.625%	6/15/37	855	1,132
Valero Energy Partners LP	4.375%	12/15/26	200	231
Valero Energy Partners LP	4.500%	3/15/28	400	457
Williams Cos. Inc.	4.000%	11/15/21	425	434
Williams Cos. Inc.	3.600%	3/15/22	750	774
Williams Cos. Inc.	3.350%	8/15/22	500	519
Williams Cos. Inc.	3.700%	1/15/23	885	935
Williams Cos. Inc.	4.500%	11/15/23	560	616
Williams Cos. Inc.	4.550%	6/24/24	2,500	2,793
Williams Cos. Inc.	3.900%	1/15/25	1,775	1,963
Williams Cos. Inc.	4.000%	9/15/25	1,100	1,239
Williams Cos. Inc.	3.750%	6/15/27	1,325	1,507
Williams Cos. Inc.	3.500%	11/15/30	2,100	2,371
Williams Cos. Inc.	6.300%	4/15/40	990	1,314
Williams Cos. Inc.	5.800%	11/15/43	925	1,175
Williams Cos. Inc.	5.400%	3/4/44	500	616
Williams Cos. Inc.	4.900%	1/15/45	425	507
Williams Cos. Inc.	5.100%	9/15/45	1,250	1,548
Williams Cos. Inc.	4.850%	3/1/48	475	580

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Other Industrial (0.1%)
[5]	American University	3.672%	4/1/49	325	361
[5]	Boston University	4.061%	10/1/48	220	278
	Brown University in Providence in the State of Rhode Island and Providence Plant	2.924%	9/1/50	500	565
	California Institute of Technology	4.700%	11/1/11	950	1,315
	CBRE Services Inc.	4.875%	3/1/26	625	738
	Cintas Corp. No. 2	2.900%	4/1/22	400	412
	Cintas Corp. No. 2	3.250%	6/1/22	150	155
	Cintas Corp. No. 2	3.700%	4/1/27	825	949
[5]	Duke University	2.682%	10/1/44	300	314
[5]	Duke University	2.757%	10/1/50	1,340	1,444
[5]	Duke University	2.832%	10/1/55	1,000	1,085
	Emory University	2.143%	9/1/30	600	630
	Emory University	2.969%	9/1/50	150	160
	Georgetown University	4.315%	4/1/49	378	481
	Georgetown University	2.943%	4/1/50	405	406
	Georgetown University	5.215%	10/1/18	243	351
[5]	Johns Hopkins University	4.083%	7/1/53	490	650
	Leland Stanford Junior University	3.647%	5/1/48	1,075	1,377
	Leland Stanford Junior University	2.413%	6/1/50	355	368
	Massachusetts Institute of Technology	2.989%	7/1/50	370	425
	Massachusetts Institute of Technology	5.600%	7/1/11	860	1,504
	Massachusetts Institute of Technology	4.678%	7/1/14	700	1,050
[5]	Northwestern University	4.643%	12/1/44	350	463
[5]	Northwestern University	2.640%	12/1/50	245	252
[5]	Northwestern University	3.662%	12/1/57	200	252
	President & Fellows of Harvard College	4.875%	10/15/40	250	357
	President & Fellows of Harvard College	3.150%	7/15/46	400	471
	President & Fellows of Harvard College	2.517%	10/15/50	450	479
	Quanta Services Inc.	2.900%	10/1/30	800	856
	Steelcase Inc.	5.125%	1/18/29	335	393
[5]	Trustees of Boston College	3.129%	7/1/52	300	327
	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	333
[5]	University of Chicago	2.547%	4/1/50	800	800
[5]	University of Chicago	4.003%	10/1/53	390	515
[5]	University of Notre Dame du Lac	3.438%	2/15/45	890	1,083
	University of Notre Dame du Lac	3.394%	2/15/48	325	400
	University of Pennsylvania	4.674%	9/1/12	600	860
[5]	University of Southern California	3.028%	10/1/39	525	573
[5]	University of Southern California	3.841%	10/1/47	500	629
	University of Southern California	3.226%	10/1/20	300	305
[5]	William Marsh Rice University	3.574%	5/15/45	715	867
	Yale University	0.873%	4/15/25	325	330
	Yale University	1.482%	4/15/30	325	332
	Yale University	2.402%	4/15/50	375	386
	Technology (1.0%)
	Adobe Inc.	1.700%	2/1/23	280	288
	Adobe Inc.	1.900%	2/1/25	100	106
	Adobe Inc.	3.250%	2/1/25	800	882
	Adobe Inc.	2.150%	2/1/27	500	538
	Adobe Inc.	2.300%	2/1/30	1,100	1,187
	Alphabet Inc.	3.375%	2/25/24	100	109
	Alphabet Inc.	0.450%	8/15/25	800	800
	Alphabet Inc.	1.998%	8/15/26	1,600	1,709
	Alphabet Inc.	0.800%	8/15/27	900	896
	Alphabet Inc.	1.100%	8/15/30	1,800	1,772
	Alphabet Inc.	1.900%	8/15/40	1,000	976
	Alphabet Inc.	2.050%	8/15/50	2,000	1,910
	Alphabet Inc.	2.250%	8/15/60	1,600	1,533
	Altera Corp.	4.100%	11/15/23	750	827
	Amdocs Ltd.	2.538%	6/15/30	600	629
	Analog Devices Inc.	2.500%	12/5/21	300	305

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Analog Devices Inc.	2.875%	6/1/23	1,375	1,447
Analog Devices Inc.	3.125%	12/5/23	400	430
Analog Devices Inc.	2.950%	4/1/25	300	327
Analog Devices Inc.	3.900%	12/15/25	50	57
Analog Devices Inc.	3.500%	12/5/26	500	568
Apple Inc.	2.150%	2/9/22	1,300	1,327
Apple Inc.	2.500%	2/9/22	1,250	1,279
Apple Inc.	2.300%	5/11/22	725	744
Apple Inc.	2.700%	5/13/22	1,725	1,782
Apple Inc.	2.100%	9/12/22	500	515
Apple Inc.	2.850%	2/23/23	1,634	1,715
Apple Inc.	2.400%	5/3/23	3,790	3,974
Apple Inc.	0.750%	5/11/23	2,500	2,531
Apple Inc.	3.000%	2/9/24	1,375	1,479
Apple Inc.	2.850%	5/11/24	2,500	2,695
Apple Inc.	1.800%	9/11/24	1,500	1,575
Apple Inc.	2.750%	1/13/25	1,200	1,300
Apple Inc.	1.125%	5/11/25	6,450	6,623
Apple Inc.	0.550%	8/20/25	1,000	1,003
Apple Inc.	3.250%	2/23/26	3,805	4,270
Apple Inc.	2.450%	8/4/26	500	545
Apple Inc.	2.050%	9/11/26	3,000	3,204
Apple Inc.	3.350%	2/9/27	200	228
Apple Inc.	3.200%	5/11/27	2,700	3,055
Apple Inc.	2.900%	9/12/27	1,531	1,713
Apple Inc.	3.000%	11/13/27	1,025	1,154
Apple Inc.	2.200%	9/11/29	1,425	1,536
Apple Inc.	1.650%	5/11/30	3,000	3,078
Apple Inc.	1.250%	8/20/30	1,000	999
Apple Inc.	4.500%	2/23/36	825	1,107
Apple Inc.	3.850%	5/4/43	2,025	2,569
Apple Inc.	4.450%	5/6/44	625	856
Apple Inc.	3.450%	2/9/45	2,344	2,829
Apple Inc.	4.375%	5/13/45	1,275	1,744
Apple Inc.	4.650%	2/23/46	3,720	5,337
Apple Inc.	3.850%	8/4/46	1,350	1,737
Apple Inc.	4.250%	2/9/47	800	1,089
Apple Inc.	3.750%	9/12/47	1,842	2,300
Apple Inc.	3.750%	11/13/47	1,000	1,261
Apple Inc.	2.950%	9/11/49	1,600	1,780
Apple Inc.	2.650%	5/11/50	1,855	1,962
Apple Inc.	2.400%	8/20/50	1,000	1,022
Apple Inc.	2.550%	8/20/60	1,500	1,535
Applied Materials Inc.	3.900%	10/1/25	756	865
Applied Materials Inc.	3.300%	4/1/27	1,065	1,211
Applied Materials Inc.	1.750%	6/1/30	350	362
Applied Materials Inc.	5.100%	10/1/35	400	555
Applied Materials Inc.	5.850%	6/15/41	250	393
Applied Materials Inc.	4.350%	4/1/47	1,225	1,692
Applied Materials Inc.	2.750%	6/1/50	550	597
Arrow Electronics Inc.	3.500%	4/1/22	325	334
Arrow Electronics Inc.	4.500%	3/1/23	400	429
Arrow Electronics Inc.	3.250%	9/8/24	509	548
Arrow Electronics Inc.	4.000%	4/1/25	300	328
Arrow Electronics Inc.	3.875%	1/12/28	250	282
Autodesk Inc.	3.600%	12/15/22	100	105
Autodesk Inc.	4.375%	6/15/25	250	286
Autodesk Inc.	3.500%	6/15/27	375	423
Autodesk Inc.	2.850%	1/15/30	360	399
Avnet Inc.	4.875%	12/1/22	400	427
Avnet Inc.	4.625%	4/15/26	450	509
Baidu Inc.	2.875%	7/6/22	1,050	1,082
Baidu Inc.	3.500%	11/28/22	500	524
Baidu Inc.	3.875%	9/29/23	800	862

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baidu Inc.	4.375%	5/14/24	400	439
	Baidu Inc.	3.075%	4/7/25	200	214
	Baidu Inc.	1.720%	4/9/26	500	509
	Baidu Inc.	3.625%	7/6/27	325	359
	Baidu Inc.	4.375%	3/29/28	400	460
	Baidu Inc.	4.875%	11/14/28	300	359
	Baidu Inc.	3.425%	4/7/30	700	777
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	925	962
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	525	567
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	1,925	2,077
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	3,150	3,540
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	1,000	1,100
	Broadcom Inc.	3.125%	10/15/22	1,200	1,253
	Broadcom Inc.	2.250%	11/15/23	700	730
	Broadcom Inc.	3.625%	10/15/24	1,377	1,512
	Broadcom Inc.	4.700%	4/15/25	1,600	1,832
	Broadcom Inc.	3.150%	11/15/25	2,000	2,184
	Broadcom Inc.	4.250%	4/15/26	3,600	4,098
	Broadcom Inc.	3.459%	9/15/26	3,288	3,638
	Broadcom Inc.	4.110%	9/15/28	1,865	2,124
	Broadcom Inc.	4.750%	4/15/29	2,325	2,776
	Broadcom Inc.	5.000%	4/15/30	1,700	2,059
	Broadcom Inc.	4.150%	11/15/30	2,000	2,312
	Broadcom Inc.	4.300%	11/15/32	1,500	1,769
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	360
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	411
	Cadence Design Systems Inc.	4.375%	10/15/24	279	313
	Cisco Systems Inc.	2.600%	2/28/23	250	262
	Cisco Systems Inc.	2.200%	9/20/23	500	524
	Cisco Systems Inc.	3.625%	3/4/24	2,000	2,199
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,726
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,479
	Cisco Systems Inc.	5.900%	2/15/39	1,400	2,154
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,909
	Citrix Systems Inc.	4.500%	12/1/27	800	936
	Citrix Systems Inc.	3.300%	3/1/30	300	330
	Corning Inc.	2.900%	5/15/22	625	643
	Corning Inc.	4.700%	3/15/37	750	900
	Corning Inc.	5.750%	8/15/40	665	891
	Corning Inc.	4.750%	3/15/42	300	380
	Corning Inc.	4.375%	11/15/57	775	956
	Corning Inc.	5.450%	11/15/79	700	954
[1]	Dell International LLC / EMC Corp.	5.450%	6/15/23	2,850	3,147
[1]	Dell International LLC / EMC Corp.	4.000%	7/15/24	625	687
[1]	Dell International LLC / EMC Corp.	5.850%	7/15/25	700	841
[1]	Dell International LLC / EMC Corp.	6.020%	6/15/26	3,500	4,264
[1]	Dell International LLC / EMC Corp.	4.900%	10/1/26	1,000	1,182
[1]	Dell International LLC / EMC Corp.	6.100%	7/15/27	800	991
[1]	Dell International LLC / EMC Corp.	5.300%	10/1/29	1,150	1,408
[1]	Dell International LLC / EMC Corp.	6.200%	7/15/30	1,675	2,176
[1]	Dell International LLC / EMC Corp.	8.100%	7/15/36	1,800	2,647
[1]	Dell International LLC / EMC Corp.	8.350%	7/15/46	2,108	3,189
	DXC Technology Co.	4.000%	4/15/23	300	320
	DXC Technology Co.	4.250%	4/15/24	1,050	1,147
	DXC Technology Co.	4.125%	4/15/25	4,470	4,934
	Equifax Inc.	3.950%	6/15/23	225	243
	Equifax Inc.	2.600%	12/1/24	200	214
	Equifax Inc.	2.600%	12/15/25	375	405
	Equifax Inc.	3.100%	5/15/30	445	494
	Equinix Inc.	2.625%	11/18/24	800	856
	Equinix Inc.	1.250%	7/15/25	500	509
	Equinix Inc.	1.000%	9/15/25	500	499
	Equinix Inc.	2.900%	11/18/26	1,250	1,370
	Equinix Inc.	5.375%	5/15/27	500	542

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Equinix Inc.	1.800%	7/15/27	1,150	1,184
Equinix Inc.	1.550%	3/15/28	116	117
Equinix Inc.	3.200%	11/18/29	1,000	1,101
Equinix Inc.	2.150%	7/15/30	825	838
Equinix Inc.	3.000%	7/15/50	400	405
Fidelity National Information Services Inc.	3.500%	4/15/23	530	563
Fidelity National Information Services Inc.	3.875%	6/5/24	588	647
Fidelity National Information Services Inc.	3.000%	8/15/26	1,493	1,663
Fidelity National Information Services Inc.	3.750%	5/21/29	500	585
Fiserv Inc.	3.800%	10/1/23	1,000	1,089
Fiserv Inc.	2.750%	7/1/24	2,400	2,575
Fiserv Inc.	3.850%	6/1/25	2,267	2,559
Fiserv Inc.	3.200%	7/1/26	2,100	2,352
Fiserv Inc.	2.250%	6/1/27	1,550	1,650
Fiserv Inc.	4.200%	10/1/28	800	950
Fiserv Inc.	3.500%	7/1/29	2,505	2,859
Fiserv Inc.	2.650%	6/1/30	1,900	2,050
Fiserv Inc.	4.400%	7/1/49	1,650	2,210
Flex Ltd.	5.000%	2/15/23	500	541
Flex Ltd.	4.750%	6/15/25	25	28
Flex Ltd.	4.875%	6/15/29	200	237
FLIR Systems Inc.	2.500%	8/1/30	500	524
Global Payments Inc.	3.750%	6/1/23	500	535
Global Payments Inc.	4.000%	6/1/23	475	514
Global Payments Inc.	2.650%	2/15/25	1,400	1,500
Global Payments Inc.	4.800%	4/1/26	600	712
Global Payments Inc.	4.450%	6/1/28	300	355
Global Payments Inc.	3.200%	8/15/29	1,600	1,775
Global Payments Inc.	2.900%	5/15/30	500	542
Global Payments Inc.	4.150%	8/15/49	1,200	1,471
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,451	1,540
Hewlett Packard Enterprise Co.	2.250%	4/1/23	300	312
Hewlett Packard Enterprise Co.	4.450%	10/2/23	900	990
Hewlett Packard Enterprise Co.	1.450%	4/1/24	2,000	2,053
Hewlett Packard Enterprise Co.	4.650%	10/1/24	800	907
Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,873
Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	456
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,225
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,350	1,782
HP Inc.	4.050%	9/15/22	401	425
HP Inc.	2.200%	6/17/25	1,925	2,038
HP Inc.	3.000%	6/17/27	2,500	2,757
HP Inc.	3.400%	6/17/30	1,500	1,662
HP Inc.	6.000%	9/15/41	610	792
IBM Credit LLC	3.600%	11/30/21	425	438
IBM Credit LLC	2.200%	9/8/22	750	774
IBM Credit LLC	3.000%	2/6/23	850	896
Intel Corp.	3.100%	7/29/22	625	653
Intel Corp.	2.700%	12/15/22	768	804
Intel Corp.	2.875%	5/11/24	2,675	2,880
Intel Corp.	3.400%	3/25/25	1,050	1,164
Intel Corp.	3.700%	7/29/25	2,005	2,260
Intel Corp.	2.600%	5/19/26	1,140	1,243
Intel Corp.	3.750%	3/25/27	1,750	2,026
Intel Corp.	2.450%	11/15/29	1,400	1,510
Intel Corp.	3.900%	3/25/30	1,240	1,485
Intel Corp.	4.000%	12/15/32	1,125	1,388
Intel Corp.	4.600%	3/25/40	1,000	1,314
Intel Corp.	4.800%	10/1/41	665	905
Intel Corp.	4.100%	5/19/46	1,050	1,338
Intel Corp.	4.100%	5/11/47	800	1,020
Intel Corp.	3.734%	12/8/47	2,200	2,635
Intel Corp.	3.250%	11/15/49	1,544	1,724
Intel Corp.	4.750%	3/25/50	2,185	3,046

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.100%	2/15/60	600	649
	Intel Corp.	4.950%	3/25/60	855	1,261
	International Business Machines Corp.	2.850%	5/13/22	2,200	2,278
	International Business Machines Corp.	1.875%	8/1/22	1,900	1,949
	International Business Machines Corp.	2.875%	11/9/22	1,150	1,206
	International Business Machines Corp.	3.375%	8/1/23	1,100	1,187
	International Business Machines Corp.	3.625%	2/12/24	1,400	1,533
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,702
	International Business Machines Corp.	3.450%	2/19/26	900	1,016
	International Business Machines Corp.	3.300%	5/15/26	2,365	2,669
	International Business Machines Corp.	1.700%	5/15/27	3,300	3,426
	International Business Machines Corp.	3.500%	5/15/29	2,900	3,354
	International Business Machines Corp.	1.950%	5/15/30	2,000	2,056
	International Business Machines Corp.	4.150%	5/15/39	1,350	1,704
	International Business Machines Corp.	5.600%	11/30/39	514	751
	International Business Machines Corp.	2.850%	5/15/40	970	1,033
	International Business Machines Corp.	4.000%	6/20/42	730	902
	International Business Machines Corp.	4.250%	5/15/49	2,800	3,649
	International Business Machines Corp.	2.950%	5/15/50	970	1,034
	Intuit Inc.	0.650%	7/15/23	300	302
	Intuit Inc.	0.950%	7/15/25	400	405
	Intuit Inc.	1.350%	7/15/27	400	409
	Intuit Inc.	1.650%	7/15/30	400	411
	Jabil Inc.	3.950%	1/12/28	400	452
	Jabil Inc.	3.600%	1/15/30	500	556
	Jabil Inc.	3.000%	1/15/31	450	479
	Juniper Networks Inc.	1.200%	12/10/25	500	506
	Juniper Networks Inc.	3.750%	8/15/29	1,000	1,144
	Juniper Networks Inc.	2.000%	12/10/30	500	493
	Juniper Networks Inc.	5.950%	3/15/41	150	196
	Keysight Technologies Inc.	4.550%	10/30/24	734	830
	Keysight Technologies Inc.	4.600%	4/6/27	375	446
	Keysight Technologies Inc.	3.000%	10/30/29	425	470
	KLA Corp.	4.650%	11/1/24	825	938
	KLA Corp.	4.100%	3/15/29	300	359
	KLA Corp.	5.000%	3/15/49	800	1,113
	KLA Corp.	3.300%	3/1/50	200	223
	Lam Research Corp.	3.800%	3/15/25	501	561
	Lam Research Corp.	3.750%	3/15/26	600	687
	Lam Research Corp.	4.000%	3/15/29	800	956
	Lam Research Corp.	1.900%	6/15/30	600	622
	Lam Research Corp.	4.875%	3/15/49	500	724
	Lam Research Corp.	2.875%	6/15/50	500	538
	Lam Research Corp.	3.125%	6/15/60	400	445
[1]	Leidos Inc.	2.950%	5/15/23	375	395
[1]	Leidos Inc.	3.625%	5/15/25	355	397
[1]	Leidos Inc.	4.375%	5/15/30	1,200	1,434
[1]	Leidos Inc.	2.300%	2/15/31	800	816
	Marvell Technology Group Ltd.	4.200%	6/22/23	425	460
	Marvell Technology Group Ltd.	4.875%	6/22/28	300	353
	Maxim Integrated Products Inc.	3.375%	3/15/23	400	421
	Maxim Integrated Products Inc.	3.450%	6/15/27	250	280
	Microchip Technology Inc.	4.333%	6/1/23	500	541
	Micron Technology Inc.	2.497%	4/24/23	1,000	1,043
	Micron Technology Inc.	4.640%	2/6/24	275	306
	Micron Technology Inc.	4.975%	2/6/26	275	324
	Micron Technology Inc.	4.185%	2/15/27	750	890
	Micron Technology Inc.	5.327%	2/6/29	575	717
	Micron Technology Inc.	4.663%	2/15/30	300	367
	Microsoft Corp.	2.400%	2/6/22	3,055	3,122
	Microsoft Corp.	2.375%	2/12/22	1,600	1,635
	Microsoft Corp.	2.650%	11/3/22	1,000	1,041
	Microsoft Corp.	2.375%	5/1/23	250	261
	Microsoft Corp.	2.000%	8/8/23	1,900	1,982

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	2.875%	2/6/24	2,213	2,376
	Microsoft Corp.	3.125%	11/3/25	2,270	2,536
	Microsoft Corp.	2.400%	8/8/26	2,700	2,941
	Microsoft Corp.	3.300%	2/6/27	3,800	4,324
	Microsoft Corp.	3.500%	2/12/35	1,325	1,625
	Microsoft Corp.	4.200%	11/3/35	1,000	1,313
	Microsoft Corp.	3.450%	8/8/36	1,950	2,401
	Microsoft Corp.	4.100%	2/6/37	1,650	2,151
	Microsoft Corp.	3.500%	11/15/42	1,510	1,842
	Microsoft Corp.	4.450%	11/3/45	1,000	1,420
	Microsoft Corp.	3.700%	8/8/46	5,365	6,766
	Microsoft Corp.	4.250%	2/6/47	1,150	1,625
	Microsoft Corp.	2.525%	6/1/50	4,365	4,586
	Microsoft Corp.	4.000%	2/12/55	2,375	3,258
	Microsoft Corp.	3.950%	8/8/56	1,296	1,750
	Microsoft Corp.	2.675%	6/1/60	4,807	5,191
	Motorola Solutions Inc.	4.000%	9/1/24	300	335
	Motorola Solutions Inc.	4.600%	2/23/28	550	663
	Motorola Solutions Inc.	4.600%	5/23/29	500	600
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	1,016
	Motorola Solutions Inc.	5.500%	9/1/44	300	382
	NetApp Inc.	3.300%	9/29/24	300	326
	NetApp Inc.	1.875%	6/22/25	500	522
	NetApp Inc.	2.375%	6/22/27	400	427
	NetApp Inc.	2.700%	6/22/30	600	644
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,993
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,286
	NVIDIA Corp.	3.500%	4/1/40	1,700	2,038
	NVIDIA Corp.	3.500%	4/1/50	1,465	1,767
	NVIDIA Corp.	3.700%	4/1/60	350	444
[1]	NXP BV / NXP Funding LLC	4.875%	3/1/24	800	901
[1]	NXP BV / NXP Funding LLC	5.350%	3/1/26	787	948
[1]	NXP BV / NXP Funding LLC	5.550%	12/1/28	675	859
[1]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	300	343
[1]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/27	930	1,024
[1]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	750	894
[1]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	1,100	1,246
	Oracle Corp.	2.500%	5/15/22	2,037	2,092
	Oracle Corp.	2.500%	10/15/22	2,000	2,079
	Oracle Corp.	2.400%	9/15/23	1,720	1,807
	Oracle Corp.	3.400%	7/8/24	1,100	1,201
	Oracle Corp.	2.950%	11/15/24	1,510	1,638
	Oracle Corp.	2.500%	4/1/25	4,156	4,464
	Oracle Corp.	2.650%	7/15/26	5,000	5,466
	Oracle Corp.	2.800%	4/1/27	4,450	4,893
	Oracle Corp.	2.950%	4/1/30	3,950	4,404
	Oracle Corp.	4.300%	7/8/34	1,350	1,698
	Oracle Corp.	3.900%	5/15/35	1,375	1,678
	Oracle Corp.	3.850%	7/15/36	880	1,058
	Oracle Corp.	3.800%	11/15/37	1,425	1,706
	Oracle Corp.	6.125%	7/8/39	500	768
	Oracle Corp.	3.600%	4/1/40	5,900	6,903
	Oracle Corp.	5.375%	7/15/40	2,660	3,797
	Oracle Corp.	4.500%	7/8/44	685	890
	Oracle Corp.	4.125%	5/15/45	1,825	2,252
	Oracle Corp.	4.000%	7/15/46	2,340	2,863
	Oracle Corp.	4.000%	11/15/47	1,875	2,303
	Oracle Corp.	3.600%	4/1/50	3,600	4,192
	Oracle Corp.	4.375%	5/15/55	650	854
	Oracle Corp.	3.850%	4/1/60	3,000	3,655
	PayPal Holdings Inc.	2.200%	9/26/22	800	826
	PayPal Holdings Inc.	1.350%	6/1/23	300	307
	PayPal Holdings Inc.	2.400%	10/1/24	400	427
	PayPal Holdings Inc.	1.650%	6/1/25	400	418

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PayPal Holdings Inc.	2.650%	10/1/26	900	986
	PayPal Holdings Inc.	2.850%	10/1/29	1,000	1,110
	PayPal Holdings Inc.	2.300%	6/1/30	900	963
	PayPal Holdings Inc.	3.250%	6/1/50	1,000	1,145
	QUALCOMM Inc.	3.000%	5/20/22	650	673
	QUALCOMM Inc.	2.600%	1/30/23	375	392
	QUALCOMM Inc.	2.900%	5/20/24	612	658
	QUALCOMM Inc.	3.450%	5/20/25	1,115	1,242
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,303
[1]	QUALCOMM Inc.	1.300%	5/20/28	1,947	1,957
	QUALCOMM Inc.	2.150%	5/20/30	1,400	1,480
[1]	QUALCOMM Inc.	1.650%	5/20/32	1,931	1,928
	QUALCOMM Inc.	4.650%	5/20/35	800	1,067
	QUALCOMM Inc.	4.800%	5/20/45	1,000	1,410
	QUALCOMM Inc.	4.300%	5/20/47	1,375	1,862
	QUALCOMM Inc.	3.250%	5/20/50	500	579
	salesforce.com Inc.	3.250%	4/11/23	825	877
	salesforce.com Inc.	3.700%	4/11/28	1,275	1,500
	Seagate HDD Cayman	5.750%	12/1/34	200	234
	ServiceNow Inc.	1.400%	9/1/30	1,200	1,169
	Tencent Music Entertainment Group	2.000%	9/3/30	400	397
	Texas Instruments Inc.	1.850%	5/15/22	500	510
	Texas Instruments Inc.	2.625%	5/15/24	225	240
	Texas Instruments Inc.	1.375%	3/12/25	1,900	1,964
	Texas Instruments Inc.	2.900%	11/3/27	400	446
	Texas Instruments Inc.	2.250%	9/4/29	1,100	1,181
	Texas Instruments Inc.	1.750%	5/4/30	560	576
	Texas Instruments Inc.	3.875%	3/15/39	600	748
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,630
	Trimble Inc.	4.150%	6/15/23	100	108
	Trimble Inc.	4.750%	12/1/24	600	685
	Trimble Inc.	4.900%	6/15/28	400	478
	Tyco Electronics Group SA	3.500%	2/3/22	725	744
	Tyco Electronics Group SA	3.450%	8/1/24	1,000	1,085
	Tyco Electronics Group SA	3.125%	8/15/27	450	499
	Tyco Electronics Group SA	7.125%	10/1/37	550	827
	Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,371
	Verisk Analytics Inc.	4.000%	6/15/25	125	141
	Verisk Analytics Inc.	4.125%	3/15/29	900	1,075
	Verisk Analytics Inc.	5.500%	6/15/45	600	850
	Verisk Analytics Inc.	3.625%	5/15/50	600	695
	VMware Inc.	2.950%	8/21/22	1,410	1,463
	VMware Inc.	4.500%	5/15/25	2,086	2,380
	VMware Inc.	4.650%	5/15/27	1,200	1,405
	VMware Inc.	3.900%	8/21/27	1,050	1,185
	VMware Inc.	4.700%	5/15/30	610	733
	Xilinx Inc.	2.950%	6/1/24	500	538
	Xilinx Inc.	2.375%	6/1/30	550	574
	Transportation (0.3%)
[5]	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	224	220
[5]	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	364	357
[5]	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	810	774
[5]	American Airlines 2016-3 Class AA Pass Through Trust	3.250%	4/15/30	123	111
[5]	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	4/15/30	185	181
[5]	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	414	409
[5]	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	346	334
[5]	American Airlines 2019-1 Class AA Pass Through Trust	3.150%	8/15/33	212	204
[5]	BNSF Funding Trust I	6.613%	12/15/55	325	374
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	412
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	416
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	436
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	240	249
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	656

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	625	677
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	438
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	438
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	274
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	310
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	905
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	375	424
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	189
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	605
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	926
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	517
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,767
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	276
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	757
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	662
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	1,141
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	716
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,551
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	808
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	653
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	842
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	698
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	295
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,875	2,459
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	767
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	720	818
	Canadian National Railway Co.	2.850%	12/15/21	525	534
	Canadian National Railway Co.	2.950%	11/21/24	288	311
	Canadian National Railway Co.	2.750%	3/1/26	375	410
	Canadian National Railway Co.	6.250%	8/1/34	350	535
	Canadian National Railway Co.	6.200%	6/1/36	350	518
	Canadian National Railway Co.	6.375%	11/15/37	350	541
	Canadian National Railway Co.	4.450%	1/20/49	1,000	1,377
	Canadian National Railway Co.	2.450%	5/1/50	1,200	1,242
	Canadian Pacific Railway Co.	4.450%	3/15/23	430	463
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	108
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	419
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	408
	Canadian Pacific Railway Co.	5.750%	3/15/33	425	537
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	1,135
	Canadian Pacific Railway Co.	4.800%	8/1/45	175	239
	Canadian Pacific Railway Co.	6.125%	9/15/15	755	1,251
	CH Robinson Worldwide Inc.	4.200%	4/15/28	100	117
[5]	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	568	570
[5]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	423	427
	CSX Corp.	3.400%	8/1/24	400	437
	CSX Corp.	3.350%	11/1/25	400	448
	CSX Corp.	2.600%	11/1/26	200	218
	CSX Corp.	3.250%	6/1/27	650	734
	CSX Corp.	3.800%	3/1/28	1,275	1,481
	CSX Corp.	4.250%	3/15/29	900	1,086
	CSX Corp.	2.400%	2/15/30	2,525	2,722
	CSX Corp.	6.150%	5/1/37	1,000	1,465
	CSX Corp.	6.220%	4/30/40	599	904
	CSX Corp.	5.500%	4/15/41	725	1,012
	CSX Corp.	4.750%	5/30/42	460	602
	CSX Corp.	4.400%	3/1/43	93	118
	CSX Corp.	4.100%	3/15/44	800	987
	CSX Corp.	3.800%	11/1/46	400	484
	CSX Corp.	4.300%	3/1/48	1,000	1,288
	CSX Corp.	4.500%	3/15/49	900	1,205
	CSX Corp.	3.800%	4/15/50	930	1,148

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	2.500%	5/15/51	500	496
	CSX Corp.	4.250%	11/1/66	500	663
	CSX Corp.	4.650%	3/1/68	275	382
[5]	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	220	224
[5]	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	294	294
[5]	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	430	440
[5]	Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000%	6/10/28	388	384
	FedEx Corp.	2.625%	8/1/22	1,470	1,523
	FedEx Corp.	3.800%	5/15/25	1,475	1,666
	FedEx Corp.	3.250%	4/1/26	500	558
	FedEx Corp.	3.300%	3/15/27	350	391
	FedEx Corp.	3.400%	2/15/28	1,000	1,138
	FedEx Corp.	3.100%	8/5/29	825	917
	FedEx Corp.	4.250%	5/15/30	1,600	1,942
	FedEx Corp.	3.900%	2/1/35	200	238
	FedEx Corp.	3.875%	8/1/42	200	233
	FedEx Corp.	4.100%	4/15/43	300	354
	FedEx Corp.	5.100%	1/15/44	600	802
	FedEx Corp.	4.100%	2/1/45	300	355
	FedEx Corp.	4.750%	11/15/45	975	1,261
	FedEx Corp.	4.550%	4/1/46	1,250	1,583
	FedEx Corp.	4.400%	1/15/47	800	992
	FedEx Corp.	4.050%	2/15/48	700	836
	FedEx Corp.	4.950%	10/17/48	750	1,019
	FedEx Corp.	5.250%	5/15/50	1,150	1,626
	FedEx Corp.	4.500%	2/1/65	150	173
[5]	FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	2/20/34	800	817
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	416
	JB Hunt Transport Services Inc.	3.875%	3/1/26	150	172
[5]	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	482	479
[5]	JetBlue 2020-1 Class A Pass Through Trust	4.000%	11/15/32	700	752
	Kansas City Southern	3.000%	5/15/23	400	416
	Kansas City Southern	2.875%	11/15/29	350	378
	Kansas City Southern	4.300%	5/15/43	500	582
	Kansas City Southern	4.950%	8/15/45	500	638
	Kansas City Southern	3.500%	5/1/50	1,400	1,560
	Kirby Corp.	4.200%	3/1/28	1,200	1,323
	Norfolk Southern Corp.	3.250%	12/1/21	325	331
	Norfolk Southern Corp.	3.000%	4/1/22	475	488
	Norfolk Southern Corp.	2.903%	2/15/23	1,580	1,655
	Norfolk Southern Corp.	3.850%	1/15/24	200	218
	Norfolk Southern Corp.	5.590%	5/17/25	164	195
	Norfolk Southern Corp.	3.650%	8/1/25	415	464
	Norfolk Southern Corp.	7.800%	5/15/27	100	136
	Norfolk Southern Corp.	3.150%	6/1/27	125	138
	Norfolk Southern Corp.	3.800%	8/1/28	750	879
	Norfolk Southern Corp.	2.550%	11/1/29	700	754
	Norfolk Southern Corp.	4.837%	10/1/41	565	764
	Norfolk Southern Corp.	3.950%	10/1/42	425	517
	Norfolk Southern Corp.	4.450%	6/15/45	775	1,004
	Norfolk Southern Corp.	4.650%	1/15/46	300	398
	Norfolk Southern Corp.	3.942%	11/1/47	150	182
	Norfolk Southern Corp.	4.150%	2/28/48	50	63
	Norfolk Southern Corp.	4.100%	5/15/49	615	773
	Norfolk Southern Corp.	3.400%	11/1/49	330	374
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,754
	Norfolk Southern Corp.	4.050%	8/15/52	973	1,234
	Norfolk Southern Corp.	3.155%	5/15/55	256	275
	Ryder System Inc.	2.875%	6/1/22	350	361
	Ryder System Inc.	3.400%	3/1/23	350	371
	Ryder System Inc.	3.750%	6/9/23	1,490	1,603
	Ryder System Inc.	3.650%	3/18/24	550	601
	Ryder System Inc.	2.500%	9/1/24	250	264
	Ryder System Inc.	4.625%	6/1/25	581	674

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ryder System Inc.	2.900%	12/1/26	325	357
	Southwest Airlines Co.	2.750%	11/16/22	100	103
	Southwest Airlines Co.	4.750%	5/4/23	675	733
	Southwest Airlines Co.	5.250%	5/4/25	2,000	2,312
	Southwest Airlines Co.	3.000%	11/15/26	400	426
	Southwest Airlines Co.	5.125%	6/15/27	1,975	2,346
	Southwest Airlines Co.	3.450%	11/16/27	540	588
	Southwest Airlines Co.	2.625%	2/10/30	350	356
[5]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	42	43
[5]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	230	213
	Union Pacific Corp.	2.950%	3/1/22	400	412
	Union Pacific Corp.	4.163%	7/15/22	100	105
	Union Pacific Corp.	2.950%	1/15/23	650	679
	Union Pacific Corp.	2.750%	4/15/23	200	209
	Union Pacific Corp.	3.500%	6/8/23	600	643
	Union Pacific Corp.	3.646%	2/15/24	325	353
	Union Pacific Corp.	3.150%	3/1/24	400	434
	Union Pacific Corp.	3.250%	1/15/25	400	438
	Union Pacific Corp.	3.750%	7/15/25	930	1,055
	Union Pacific Corp.	3.250%	8/15/25	900	996
	Union Pacific Corp.	2.750%	3/1/26	648	707
	Union Pacific Corp.	2.150%	2/5/27	400	424
	Union Pacific Corp.	3.000%	4/15/27	240	265
	Union Pacific Corp.	3.950%	9/10/28	800	948
	Union Pacific Corp.	3.700%	3/1/29	800	929
	Union Pacific Corp.	2.400%	2/5/30	1,475	1,586
	Union Pacific Corp.	3.375%	2/1/35	900	1,029
	Union Pacific Corp.	3.600%	9/15/37	708	820
	Union Pacific Corp.	4.375%	9/10/38	250	311
	Union Pacific Corp.	4.150%	1/15/45	400	489
	Union Pacific Corp.	4.050%	11/15/45	250	305
	Union Pacific Corp.	3.350%	8/15/46	550	613
	Union Pacific Corp.	3.250%	2/5/50	850	960
	Union Pacific Corp.	3.799%	10/1/51	1,082	1,317
	Union Pacific Corp.	3.950%	8/15/59	425	518
	Union Pacific Corp.	3.839%	3/20/60	1,106	1,364
[1]	Union Pacific Corp.	2.973%	9/16/62	2,025	2,112
	Union Pacific Corp.	4.375%	11/15/65	800	1,061
	Union Pacific Corp.	4.100%	9/15/67	350	437
	Union Pacific Corp.	3.750%	2/5/70	1,400	1,695
[5]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	492	495
[5]	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	522	520
[5]	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	200	197
[5]	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	215	212
[5]	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	337	327
[5]	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	463	466
[5]	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	433	446
[5]	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	468	445
[5]	United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/27	2,655	2,867
	United Parcel Service Inc.	2.450%	10/1/22	800	830
	United Parcel Service Inc.	2.800%	11/15/24	950	1,026
	United Parcel Service Inc.	2.400%	11/15/26	1,575	1,714
	United Parcel Service Inc.	3.050%	11/15/27	750	848
	United Parcel Service Inc.	2.500%	9/1/29	400	436
	United Parcel Service Inc.	4.450%	4/1/30	1,000	1,247
	United Parcel Service Inc.	6.200%	1/15/38	505	791
	United Parcel Service Inc.	5.200%	4/1/40	465	659
	United Parcel Service Inc.	4.875%	11/15/40	350	482
	United Parcel Service Inc.	3.625%	10/1/42	300	359
	United Parcel Service Inc.	3.400%	11/15/46	390	469
	United Parcel Service Inc.	4.250%	3/15/49	800	1,077
	United Parcel Service Inc.	3.400%	9/1/49	200	242
	United Parcel Service Inc.	5.300%	4/1/50	3,870	5,785

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

					3,628,396
Utilities (0.9%)
	Electric (0.8%)
	AEP Texas Inc.	2.400%	10/1/22	300	310
	AEP Texas Inc.	3.950%	6/1/28	400	470
	AEP Texas Inc.	3.800%	10/1/47	250	295
	AEP Texas Inc.	3.450%	1/15/50	2,379	2,692
	AEP Transmission Co. LLC	3.100%	12/1/26	200	225
	AEP Transmission Co. LLC	4.000%	12/1/46	325	409
	AEP Transmission Co. LLC	3.750%	12/1/47	450	546
	AEP Transmission Co. LLC	4.250%	9/15/48	325	430
	AEP Transmission Co. LLC	3.800%	6/15/49	270	329
	AEP Transmission Co. LLC	3.150%	9/15/49	70	77
	AEP Transmission Co. LLC	3.650%	4/1/50	300	362
[1]	AES Corp.	1.375%	1/15/26	2,900	2,920
[1]	AES Corp.	2.450%	1/15/31	800	810
	Alabama Power Co.	2.450%	3/30/22	975	998
	Alabama Power Co.	3.550%	12/1/23	700	762
	Alabama Power Co.	1.450%	9/15/30	500	503
	Alabama Power Co.	6.000%	3/1/39	100	148
	Alabama Power Co.	3.850%	12/1/42	125	153
	Alabama Power Co.	4.150%	8/15/44	300	379
	Alabama Power Co.	3.750%	3/1/45	570	685
	Alabama Power Co.	4.300%	1/2/46	300	395
	Alabama Power Co.	3.700%	12/1/47	325	397
	Alabama Power Co.	3.450%	10/1/49	3,750	4,423
	Ameren Corp.	2.500%	9/15/24	750	797
	Ameren Corp.	3.650%	2/15/26	440	496
	Ameren Corp.	3.500%	1/15/31	680	781
	Ameren Illinois Co.	2.700%	9/1/22	250	258
	Ameren Illinois Co.	3.250%	3/1/25	275	302
	Ameren Illinois Co.	3.800%	5/15/28	350	407
	Ameren Illinois Co.	1.550%	11/15/30	500	502
	Ameren Illinois Co.	4.150%	3/15/46	475	600
	Ameren Illinois Co.	3.700%	12/1/47	350	427
	Ameren Illinois Co.	3.250%	3/15/50	240	275
	American Electric Power Co. Inc.	3.650%	12/1/21	425	438
	American Electric Power Co. Inc.	0.750%	11/1/23	1,000	1,003
	American Electric Power Co. Inc.	1.000%	11/1/25	500	506
	American Electric Power Co. Inc.	4.300%	12/1/28	500	595
	American Electric Power Co. Inc.	3.250%	3/1/50	500	538
	Appalachian Power Co.	3.400%	6/1/25	400	444
	Appalachian Power Co.	7.000%	4/1/38	260	399
	Appalachian Power Co.	4.400%	5/15/44	575	718
	Appalachian Power Co.	4.500%	3/1/49	900	1,188
	Appalachian Power Co.	3.700%	5/1/50	300	361
	Arizona Public Service Co.	3.150%	5/15/25	500	548
	Arizona Public Service Co.	2.950%	9/15/27	300	329
	Arizona Public Service Co.	2.600%	8/15/29	500	546
	Arizona Public Service Co.	5.050%	9/1/41	525	715
	Arizona Public Service Co.	4.500%	4/1/42	325	418
	Arizona Public Service Co.	4.350%	11/15/45	350	449
	Arizona Public Service Co.	3.750%	5/15/46	895	1,094
	Arizona Public Service Co.	3.350%	5/15/50	300	351
	Avangrid Inc.	3.150%	12/1/24	957	1,043
	Avangrid Inc.	3.800%	6/1/29	600	688
	Avista Corp.	4.350%	6/1/48	300	380
	Baltimore Gas & Electric Co.	3.350%	7/1/23	900	959
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	243
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	1,103
	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	306
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	323

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	150	157
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	271
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	275
[1]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,418
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	500	568
[1]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	2,000	2,361
[1]	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	499
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,473
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	650
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,050	1,440
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	405	511
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	298
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	350	466
[1]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	2,237
[1]	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	514
	Black Hills Corp.	3.950%	1/15/26	250	282
	Black Hills Corp.	3.150%	1/15/27	325	353
	Black Hills Corp.	3.050%	10/15/29	170	185
	Black Hills Corp.	4.350%	5/1/33	350	423
	Black Hills Corp.	4.200%	9/15/46	250	307
	Black Hills Corp.	3.875%	10/15/49	240	280
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	256
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	162
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	819
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	416
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	796
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	217
	CenterPoint Energy Inc.	3.600%	11/1/21	300	308
	CenterPoint Energy Inc.	2.500%	9/1/22	500	517
	CenterPoint Energy Inc.	3.850%	2/1/24	500	546
	CenterPoint Energy Inc.	2.500%	9/1/24	400	425
	CenterPoint Energy Inc.	4.250%	11/1/28	375	443
	CenterPoint Energy Inc.	2.950%	3/1/30	850	924
	CenterPoint Energy Inc.	3.700%	9/1/49	100	115
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	467
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	322
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,468
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	396
	CMS Energy Corp.	3.450%	8/15/27	300	338
	CMS Energy Corp.	4.875%	3/1/44	275	363
[5]	CMS Energy Corp.	4.750%	6/1/50	400	451
	CMS Energy Corp.	3.750%	12/1/50	500	511
	Commonwealth Edison Co.	2.950%	8/15/27	275	305
	Commonwealth Edison Co.	5.900%	3/15/36	500	721
	Commonwealth Edison Co.	6.450%	1/15/38	750	1,148
	Commonwealth Edison Co.	4.700%	1/15/44	825	1,101
	Commonwealth Edison Co.	3.700%	3/1/45	625	735
	Commonwealth Edison Co.	4.350%	11/15/45	400	519
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	1,181
	Commonwealth Edison Co.	3.750%	8/15/47	500	601
	Commonwealth Edison Co.	4.000%	3/1/48	275	346
	Commonwealth Edison Co.	4.000%	3/1/49	700	889
	Commonwealth Edison Co.	3.200%	11/15/49	250	281
	Commonwealth Edison Co.	3.000%	3/1/50	500	545
	Connecticut Light & Power Co.	2.500%	1/15/23	1,310	1,361
	Connecticut Light & Power Co.	0.750%	12/1/25	500	502
	Connecticut Light & Power Co.	3.200%	3/15/27	250	280
	Connecticut Light & Power Co.	4.300%	4/15/44	375	486
	Connecticut Light & Power Co.	4.150%	6/1/45	75	97
	Connecticut Light & Power Co.	4.000%	4/1/48	625	809
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	307
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	2,000	2,289
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	394
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,191

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	430
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	610
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	1,322
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	647
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	763
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	613
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,340	1,556
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	883
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	2,192
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	94
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	462
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	656
	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,000	1,017
	Consumers Energy Co.	0.350%	6/1/23	1,000	1,001
	Consumers Energy Co.	3.375%	8/15/23	225	241
	Consumers Energy Co.	3.800%	11/15/28	250	294
	Consumers Energy Co.	3.950%	5/15/43	600	753
	Consumers Energy Co.	3.250%	8/15/46	550	625
	Consumers Energy Co.	3.950%	7/15/47	500	639
	Consumers Energy Co.	4.050%	5/15/48	500	655
	Consumers Energy Co.	4.350%	4/15/49	530	730
	Consumers Energy Co.	3.100%	8/15/50	467	535
	Consumers Energy Co.	3.500%	8/1/51	850	1,048
	Consumers Energy Co.	2.500%	5/1/60	450	452
	Delmarva Power & Light Co.	3.500%	11/15/23	125	135
	Delmarva Power & Light Co.	4.150%	5/15/45	600	745
	Dominion Energy Inc.	2.750%	1/15/22	350	358
	Dominion Energy Inc.	2.750%	9/15/22	100	103
	Dominion Energy Inc.	3.071%	8/15/24	500	539
	Dominion Energy Inc.	3.900%	10/1/25	425	485
	Dominion Energy Inc.	2.850%	8/15/26	500	550
	Dominion Energy Inc.	4.250%	6/1/28	200	238
	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,614
	Dominion Energy Inc.	6.300%	3/15/33	500	709
	Dominion Energy Inc.	5.250%	8/1/33	200	262
	Dominion Energy Inc.	7.000%	6/15/38	300	456
	Dominion Energy Inc.	4.900%	8/1/41	890	1,162
	Dominion Energy Inc.	4.050%	9/15/42	400	479
	Dominion Energy Inc.	4.600%	3/15/49	500	666
[5]	Dominion Energy Inc.	5.750%	10/1/54	375	416
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	540
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	666
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	358
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,425	1,909
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	673
	DTE Electric Co.	3.650%	3/15/24	825	897
	DTE Electric Co.	3.375%	3/1/25	150	166
	DTE Electric Co.	2.250%	3/1/30	500	536
	DTE Electric Co.	2.625%	3/1/31	400	440
	DTE Electric Co.	4.000%	4/1/43	300	371
	DTE Electric Co.	3.700%	3/15/45	200	241
	DTE Electric Co.	3.700%	6/1/46	550	674
	DTE Electric Co.	3.750%	8/15/47	450	558
	DTE Electric Co.	4.050%	5/15/48	500	653
	DTE Electric Co.	3.950%	3/1/49	500	648
	DTE Energy Co.	2.600%	6/15/22	200	206
	DTE Energy Co.	3.300%	6/15/22	250	259
	DTE Energy Co.	0.550%	11/1/22	650	651
	DTE Energy Co.	2.250%	11/1/22	455	470
	DTE Energy Co.	3.700%	8/1/23	500	540
	DTE Energy Co.	3.500%	6/1/24	525	570
	DTE Energy Co.	1.050%	6/1/25	1,100	1,112
	DTE Energy Co.	2.850%	10/1/26	675	741
	DTE Energy Co.	3.800%	3/15/27	2,500	2,868

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Energy Co.	3.400%	6/15/29	150	170
	DTE Energy Co.	2.950%	3/1/30	235	257
	DTE Energy Co.	6.375%	4/15/33	100	143
	Duke Energy Carolinas LLC	6.000%	12/1/28	300	389
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	81
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	430
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	624
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	486
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	38
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	1,010
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	1,263
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	834
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	616
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	513
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	497
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	853
	Duke Energy Corp.	2.400%	8/15/22	1,000	1,030
	Duke Energy Corp.	3.950%	10/15/23	225	244
	Duke Energy Corp.	3.750%	4/15/24	725	798
	Duke Energy Corp.	0.900%	9/15/25	500	499
	Duke Energy Corp.	2.650%	9/1/26	595	647
	Duke Energy Corp.	2.450%	6/1/30	1,700	1,808
	Duke Energy Corp.	4.800%	12/15/45	700	922
	Duke Energy Corp.	3.750%	9/1/46	1,406	1,635
	Duke Energy Corp.	4.200%	6/15/49	1,200	1,523
	Duke Energy Florida LLC	3.200%	1/15/27	450	503
	Duke Energy Florida LLC	3.800%	7/15/28	425	497
	Duke Energy Florida LLC	2.500%	12/1/29	1,800	1,955
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,735
	Duke Energy Florida LLC	6.350%	9/15/37	675	1,027
	Duke Energy Florida LLC	6.400%	6/15/38	800	1,236
	Duke Energy Florida LLC	3.400%	10/1/46	400	455
	Duke Energy Florida LLC	4.200%	7/15/48	425	550
[5]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	144	145
[5]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	432
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,656
	Duke Energy Indiana LLC	4.900%	7/15/43	250	341
	Duke Energy Indiana LLC	3.750%	5/15/46	875	1,047
	Duke Energy Indiana LLC	2.750%	4/1/50	775	804
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	209
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	766
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,297
	Duke Energy Progress LLC	2.800%	5/15/22	350	359
	Duke Energy Progress LLC	3.375%	9/1/23	150	161
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	2,283
	Duke Energy Progress LLC	3.700%	9/1/28	425	493
	Duke Energy Progress LLC	6.300%	4/1/38	300	459
	Duke Energy Progress LLC	4.375%	3/30/44	525	673
	Duke Energy Progress LLC	4.150%	12/1/44	100	127
	Duke Energy Progress LLC	4.200%	8/15/45	625	789
	Duke Energy Progress LLC	3.700%	10/15/46	950	1,147
	Duke Energy Progress LLC	2.500%	8/15/50	550	555
	Edison International	2.400%	9/15/22	550	562
	Edison International	2.950%	3/15/23	750	779
	Edison International	4.950%	4/15/25	900	1,024
	Edison International	5.750%	6/15/27	100	119
	El Paso Electric Co.	6.000%	5/15/35	175	242
	El Paso Electric Co.	5.000%	12/1/44	250	293
	Emera US Finance LP	4.750%	6/15/46	1,485	1,888
	Enel Americas SA	4.000%	10/25/26	700	788
	Enel Chile SA	4.875%	6/12/28	600	711
	Entergy Arkansas Inc.	3.500%	4/1/26	150	169
	Entergy Corp.	4.000%	7/15/22	550	576
	Entergy Corp.	0.900%	9/15/25	500	500

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Entergy Corp.	2.950%	9/1/26	100	110
Entergy Corp.	2.800%	6/15/30	500	539
Entergy Corp.	3.750%	6/15/50	1,400	1,620
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,417	1,669
Entergy Louisiana LLC	0.620%	11/17/23	500	501
Entergy Louisiana LLC	5.400%	11/1/24	238	279
Entergy Louisiana LLC	2.400%	10/1/26	200	216
Entergy Louisiana LLC	3.120%	9/1/27	350	390
Entergy Louisiana LLC	3.250%	4/1/28	300	337
Entergy Louisiana LLC	3.050%	6/1/31	375	424
Entergy Louisiana LLC	4.000%	3/15/33	725	900
Entergy Louisiana LLC	4.950%	1/15/45	400	439
Entergy Louisiana LLC	4.200%	9/1/48	650	848
Entergy Louisiana LLC	4.200%	4/1/50	500	650
Entergy Louisiana LLC	2.900%	3/15/51	700	740
Entergy Mississippi LLC	2.850%	6/1/28	750	825
Entergy Mississippi LLC	3.850%	6/1/49	250	306
Entergy Texas Inc.	1.750%	3/15/31	500	500
Entergy Texas Inc.	3.550%	9/30/49	2,705	3,119
Evergy Inc.	2.450%	9/15/24	850	901
Evergy Inc.	2.900%	9/15/29	1,450	1,571
Evergy Metro Inc.	2.250%	6/1/30	300	318
Eversource Energy	2.750%	3/15/22	350	359
Eversource Energy	3.800%	12/1/23	350	382
Eversource Energy	2.900%	10/1/24	275	297
Eversource Energy	3.150%	1/15/25	1,475	1,608
Eversource Energy	0.800%	8/15/25	500	498
Eversource Energy	3.300%	1/15/28	200	223
Eversource Energy	4.250%	4/1/29	325	389
Eversource Energy	1.650%	8/15/30	1,300	1,293
Eversource Energy	3.450%	1/15/50	500	571
Exelon Corp.	3.497%	6/1/22	500	520
Exelon Corp.	3.950%	6/15/25	637	721
Exelon Corp.	3.400%	4/15/26	1,500	1,685
Exelon Corp.	4.050%	4/15/30	975	1,150
Exelon Corp.	4.950%	6/15/35	800	1,005
Exelon Corp.	5.625%	6/15/35	415	560
Exelon Corp.	5.100%	6/15/45	180	244
Exelon Corp.	4.450%	4/15/46	500	636
Exelon Corp.	4.700%	4/15/50	2,700	3,567
Exelon Generation Co. LLC	3.400%	3/15/22	1,050	1,084
Exelon Generation Co. LLC	4.250%	6/15/22	400	418
Exelon Generation Co. LLC	3.250%	6/1/25	1,750	1,907
Exelon Generation Co. LLC	5.750%	10/1/41	325	368
Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,272
Florida Power & Light Co.	2.850%	4/1/25	1,984	2,162
Florida Power & Light Co.	3.125%	12/1/25	500	554
Florida Power & Light Co.	5.625%	4/1/34	225	323
Florida Power & Light Co.	4.950%	6/1/35	50	69
Florida Power & Light Co.	5.650%	2/1/37	425	599
Florida Power & Light Co.	5.950%	2/1/38	175	262
Florida Power & Light Co.	5.960%	4/1/39	225	342
Florida Power & Light Co.	4.125%	2/1/42	1,675	2,124
Florida Power & Light Co.	4.050%	6/1/42	475	602
Florida Power & Light Co.	3.800%	12/15/42	375	467
Florida Power & Light Co.	4.050%	10/1/44	450	577
Florida Power & Light Co.	3.700%	12/1/47	550	687
Florida Power & Light Co.	3.950%	3/1/48	800	1,036
Florida Power & Light Co.	3.990%	3/1/49	1,000	1,309
Florida Power & Light Co.	3.150%	10/1/49	1,190	1,365
Fortis Inc.	3.055%	10/4/26	847	930
Georgia Power Co.	2.850%	5/15/22	300	310
Georgia Power Co.	2.100%	7/30/23	475	495
Georgia Power Co.	2.200%	9/15/24	395	416

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	3.250%	4/1/26	256	285
	Georgia Power Co.	3.250%	3/30/27	550	607
	Georgia Power Co.	2.650%	9/15/29	250	273
	Georgia Power Co.	4.750%	9/1/40	625	814
	Georgia Power Co.	4.300%	3/15/42	575	730
	Georgia Power Co.	4.300%	3/15/43	250	317
	Georgia Power Co.	3.700%	1/30/50	250	302
	Gulf Power Co.	3.300%	5/30/27	250	281
	Iberdrola International BV	6.750%	7/15/36	175	268
	Indiana Michigan Power Co.	3.850%	5/15/28	1,000	1,161
	Indiana Michigan Power Co.	4.550%	3/15/46	800	1,054
	Indiana Michigan Power Co.	3.750%	7/1/47	550	641
	Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,199
	Interstate Power & Light Co.	4.100%	9/26/28	450	536
	Interstate Power & Light Co.	3.600%	4/1/29	240	278
	Interstate Power & Light Co.	2.300%	6/1/30	300	316
	Interstate Power & Light Co.	6.250%	7/15/39	250	364
	Interstate Power & Light Co.	3.700%	9/15/46	250	287
[1]	IPALCO Enterprises Inc.	4.250%	5/1/30	400	462
	ITC Holdings Corp.	2.700%	11/15/22	400	416
	ITC Holdings Corp.	3.650%	6/15/24	300	327
	ITC Holdings Corp.	3.350%	11/15/27	400	450
	ITC Holdings Corp.	5.300%	7/1/43	900	1,195
[5]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	152	192
	Kansas City Power & Light Co.	3.150%	3/15/23	220	232
	Kansas City Power & Light Co.	5.300%	10/1/41	480	658
	Kansas City Power & Light Co.	4.200%	6/15/47	225	288
	Kentucky Utilities Co.	5.125%	11/1/40	650	901
	Kentucky Utilities Co.	3.300%	6/1/50	500	566
	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,953
	MidAmerican Energy Co.	3.100%	5/1/27	450	504
	MidAmerican Energy Co.	6.750%	12/30/31	725	1,083
	MidAmerican Energy Co.	5.800%	10/15/36	775	1,111
	MidAmerican Energy Co.	4.800%	9/15/43	300	409
	MidAmerican Energy Co.	4.400%	10/15/44	400	517
	MidAmerican Energy Co.	3.650%	8/1/48	575	704
	MidAmerican Energy Co.	4.250%	7/15/49	1,600	2,142
	Mississippi Power Co.	4.250%	3/15/42	375	456
	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	375	381
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	1,400	1,463
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	1,600	1,712
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	528
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	500	575
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	293
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	1,533	1,789
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	458
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	1,253
[5]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	105
[5]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	359
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	800	1,066
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	525
	Nevada Power Co.	3.700%	5/1/29	500	582
	Nevada Power Co.	2.400%	5/1/30	441	471
	Nevada Power Co.	6.650%	4/1/36	410	627
	Nevada Power Co.	3.125%	8/1/50	300	333
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	850	876
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	650	680
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	500	538
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	6,450	6,974
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	200	224
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	795
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	399
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	324
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,620

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	489
[5]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	353
	Northern States Power Co.	6.250%	6/1/36	325	487
	Northern States Power Co.	6.200%	7/1/37	250	378
	Northern States Power Co.	5.350%	11/1/39	375	541
	Northern States Power Co.	3.400%	8/15/42	410	474
	Northern States Power Co.	4.000%	8/15/45	200	258
	Northern States Power Co.	2.900%	3/1/50	1,890	2,132
	Northern States Power Co.	2.600%	6/1/51	600	629
	NorthWestern Corp.	4.176%	11/15/44	250	301
	NSTAR Electric Co.	2.375%	10/15/22	125	129
	NSTAR Electric Co.	3.200%	5/15/27	550	619
	NSTAR Electric Co.	3.250%	5/15/29	300	345
	NSTAR Electric Co.	5.500%	3/15/40	540	774
	NSTAR Electric Co.	4.400%	3/1/44	223	295
	Oglethorpe Power Corp.	5.950%	11/1/39	100	132
	Oglethorpe Power Corp.	5.375%	11/1/40	630	779
	Ohio Power Co.	4.000%	6/1/49	500	628
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	347
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	227
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	278
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	295
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	575	599
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	100	111
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	400	427
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	301
[1]	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	500	499
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	175
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	500	560
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,542
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	671
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	664
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	147	212
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	244
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	305
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	519
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	1,321
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	251
[1]	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	385
	Pacific Gas & Electric Co.	3.850%	11/15/23	1,750	1,859
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	2,345
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	1,557
	Pacific Gas & Electric Co.	1.750%	6/16/22	2,000	2,005
	Pacific Gas & Electric Co.	3.450%	7/1/25	500	537
	Pacific Gas & Electric Co.	3.150%	1/1/26	1,800	1,918
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,853
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	4,719
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	2,562
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,000	1,122
	Pacific Gas & Electric Co.	4.300%	3/15/45	800	852
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	3,575
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	1,489
	PacifiCorp	2.950%	2/1/22	1,000	1,022
	PacifiCorp	3.600%	4/1/24	500	544
	PacifiCorp	3.500%	6/15/29	600	689
	PacifiCorp	2.700%	9/15/30	800	880
	PacifiCorp	5.250%	6/15/35	475	658
	PacifiCorp	6.100%	8/1/36	525	755
	PacifiCorp	5.750%	4/1/37	410	582
	PacifiCorp	6.250%	10/15/37	625	929
	PacifiCorp	6.350%	7/15/38	250	375
	PacifiCorp	4.125%	1/15/49	1,700	2,164
	PacifiCorp	3.300%	3/15/51	750	863
	PECO Energy Co.	2.375%	9/15/22	225	231

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PECO Energy Co.	3.000%	9/15/49	1,000	1,104
	PECO Energy Co.	2.800%	6/15/50	1,000	1,052
	Pinnacle West Capital Corp.	1.300%	6/15/25	500	507
	Potomac Electric Power Co.	6.500%	11/15/37	400	606
	Potomac Electric Power Co.	4.150%	3/15/43	550	690
	PPL Capital Funding Inc.	3.500%	12/1/22	375	393
	PPL Capital Funding Inc.	3.400%	6/1/23	25	27
	PPL Capital Funding Inc.	3.950%	3/15/24	225	246
	PPL Capital Funding Inc.	4.125%	4/15/30	800	951
	PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,864
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	450
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	873
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	373
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	433
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	389
	Progress Energy Inc.	3.150%	4/1/22	1,500	1,541
	Progress Energy Inc.	7.750%	3/1/31	625	929
	Progress Energy Inc.	7.000%	10/30/31	200	282
	Progress Energy Inc.	6.000%	12/1/39	480	677
	PSEG Power LLC	3.850%	6/1/23	575	617
	Public Service Co. of Colorado	3.700%	6/15/28	300	349
	Public Service Co. of Colorado	1.900%	1/15/31	300	312
	Public Service Co. of Colorado	3.600%	9/15/42	225	270
	Public Service Co. of Colorado	4.100%	6/15/48	300	389
	Public Service Co. of Colorado	3.200%	3/1/50	1,300	1,499
	Public Service Co. of Colorado	2.700%	1/15/51	200	214
	Public Service Co. of New Hampshire	3.500%	11/1/23	150	162
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	301
	Public Service Electric & Gas Co.	3.000%	5/15/25	500	547
	Public Service Electric & Gas Co.	3.000%	5/15/27	250	276
	Public Service Electric & Gas Co.	3.200%	5/15/29	300	342
	Public Service Electric & Gas Co.	2.450%	1/15/30	200	217
	Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,869
	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,221
	Public Service Electric & Gas Co.	3.600%	12/1/47	275	336
	Public Service Electric & Gas Co.	3.850%	5/1/49	350	444
	Public Service Electric & Gas Co.	3.150%	1/1/50	750	860
	Public Service Electric & Gas Co.	2.700%	5/1/50	850	899
	Public Service Electric and Gas Co.	2.050%	8/1/50	500	467
	Public Service Enterprise Group Inc.	2.650%	11/15/22	475	495
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	399
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	737
	Puget Energy Inc.	5.625%	7/15/22	400	425
	Puget Energy Inc.	3.650%	5/15/25	300	327
	Puget Energy Inc.	4.100%	6/15/30	400	453
	Puget Sound Energy Inc.	6.274%	3/15/37	450	650
	Puget Sound Energy Inc.	5.757%	10/1/39	495	705
	Puget Sound Energy Inc.	5.638%	4/15/41	390	549
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	1,326
	Puget Sound Energy Inc.	4.223%	6/15/48	500	642
	San Diego Gas & Electric Co.	3.600%	9/1/23	75	80
	San Diego Gas & Electric Co.	2.500%	5/15/26	350	380
	San Diego Gas & Electric Co.	1.700%	10/1/30	500	503
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	364
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	641
	San Diego Gas & Electric Co.	3.750%	6/1/47	325	380
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	405
	San Diego Gas & Electric Co.	3.320%	4/15/50	800	906
	Sierra Pacific Power Co.	2.600%	5/1/26	300	325
[5]	Southern California Edison Co.	1.845%	2/1/22	75	75
	Southern California Edison Co.	2.400%	2/1/22	225	229
	Southern California Edison Co.	3.400%	6/1/23	475	500
	Southern California Edison Co.	3.500%	10/1/23	300	322
	Southern California Edison Co.	3.700%	8/1/25	700	787

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	3.650%	3/1/28	1,407	1,577
	Southern California Edison Co.	4.200%	3/1/29	200	233
	Southern California Edison Co.	6.650%	4/1/29	850	1,067
	Southern California Edison Co.	2.850%	8/1/29	325	354
	Southern California Edison Co.	2.250%	6/1/30	300	311
	Southern California Edison Co.	5.750%	4/1/35	508	693
	Southern California Edison Co.	5.350%	7/15/35	1,135	1,534
	Southern California Edison Co.	5.625%	2/1/36	500	638
	Southern California Edison Co.	5.500%	3/15/40	400	531
	Southern California Edison Co.	4.500%	9/1/40	505	607
	Southern California Edison Co.	4.050%	3/15/42	1,945	2,221
	Southern California Edison Co.	3.900%	3/15/43	475	535
	Southern California Edison Co.	3.600%	2/1/45	150	165
	Southern California Edison Co.	4.000%	4/1/47	1,420	1,667
	Southern California Edison Co.	4.125%	3/1/48	970	1,157
	Southern California Edison Co.	4.875%	3/1/49	400	527
	Southern California Edison Co.	3.650%	2/1/50	800	905
	Southern Co.	2.950%	7/1/23	525	556
	Southern Co.	3.250%	7/1/26	500	559
	Southern Co.	4.250%	7/1/36	575	706
	Southern Co.	4.400%	7/1/46	1,135	1,420
[5]	Southern Co.	4.000%	1/15/51	1,200	1,265
	Southern Power Co.	2.500%	12/15/21	300	306
	Southern Power Co.	4.150%	12/1/25	375	430
	Southern Power Co.	5.150%	9/15/41	660	809
	Southern Power Co.	5.250%	7/15/43	500	614
	Southern Power Co.	4.950%	12/15/46	300	359
	Southwestern Electric Power Co.	2.750%	10/1/26	300	325
	Southwestern Electric Power Co.	4.100%	9/15/28	550	643
	Southwestern Electric Power Co.	6.200%	3/15/40	300	437
	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	1,161
	Southwestern Electric Power Co.	3.850%	2/1/48	375	439
	Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,184
	Southwestern Public Service Co.	4.500%	8/15/41	850	1,097
	Southwestern Public Service Co.	3.750%	6/15/49	750	913
	Southwestern Public Service Co.	3.150%	5/1/50	300	335
	Tampa Electric Co.	4.350%	5/15/44	150	189
	Tampa Electric Co.	4.300%	6/15/48	300	388
	Tampa Electric Co.	3.625%	6/15/50	250	301
	Toledo Edison Co.	6.150%	5/15/37	250	340
	Tucson Electric Power Co.	3.050%	3/15/25	200	218
	Tucson Electric Power Co.	4.850%	12/1/48	490	654
	Union Electric Co.	3.500%	4/15/24	990	1,073
	Union Electric Co.	2.950%	6/15/27	300	331
	Union Electric Co.	3.500%	3/15/29	350	403
	Union Electric Co.	2.950%	3/15/30	800	896
	Union Electric Co.	3.900%	9/15/42	425	517
	Union Electric Co.	3.650%	4/15/45	575	682
	Union Electric Co.	4.000%	4/1/48	1,100	1,381
	Union Electric Co.	3.250%	10/1/49	100	113
	Union Electric Co.	2.625%	3/15/51	800	837
	Virginia Electric & Power Co.	2.950%	1/15/22	750	765
	Virginia Electric & Power Co.	3.450%	2/15/24	250	269
	Virginia Electric & Power Co.	3.100%	5/15/25	500	546
	Virginia Electric & Power Co.	2.950%	11/15/26	300	332
	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,411
	Virginia Electric & Power Co.	3.800%	4/1/28	525	611
	Virginia Electric & Power Co.	6.000%	1/15/36	375	543
	Virginia Electric & Power Co.	6.000%	5/15/37	500	729
	Virginia Electric & Power Co.	6.350%	11/30/37	375	564
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	2,192
	Virginia Electric & Power Co.	4.000%	1/15/43	500	624
	Virginia Electric & Power Co.	4.450%	2/15/44	1,100	1,432
	Virginia Electric & Power Co.	4.000%	11/15/46	500	642

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Electric & Power Co.	3.800%	9/15/47	425	528
Virginia Electric & Power Co.	4.600%	12/1/48	550	760
Virginia Electric & Power Co.	3.300%	12/1/49	400	465
Virginia Electric & Power Co.	2.450%	12/15/50	500	503
WEC Energy Group Inc.	0.550%	9/15/23	500	502
WEC Energy Group Inc.	1.375%	10/15/27	500	508
WEC Energy Group Inc.	1.800%	10/15/30	1,000	999
Westar Energy Inc.	2.550%	7/1/26	575	626
Westar Energy Inc.	3.100%	4/1/27	425	467
Westar Energy Inc.	4.125%	3/1/42	425	520
Westar Energy Inc.	4.100%	4/1/43	325	404
Westar Energy Inc.	4.250%	12/1/45	100	130
Wisconsin Electric Power Co.	2.050%	12/15/24	300	317
Wisconsin Electric Power Co.	5.625%	5/15/33	200	276
Wisconsin Electric Power Co.	4.300%	10/15/48	250	335
Wisconsin Power & Light Co.	6.375%	8/15/37	300	441
Wisconsin Power & Light Co.	3.650%	4/1/50	250	296
Wisconsin Public Service Corp.	3.350%	11/21/21	850	872
Wisconsin Public Service Corp.	3.671%	12/1/42	75	88
Xcel Energy Inc.	0.500%	10/15/23	500	501
Xcel Energy Inc.	3.300%	6/1/25	100	109
Xcel Energy Inc.	4.000%	6/15/28	750	892
Xcel Energy Inc.	2.600%	12/1/29	540	587
Xcel Energy Inc.	3.400%	6/1/30	450	517
Xcel Energy Inc.	6.500%	7/1/36	610	916
Xcel Energy Inc.	3.500%	12/1/49	400	466
Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	375	415
Atmos Energy Corp.	2.625%	9/15/29	150	164
Atmos Energy Corp.	1.500%	1/15/31	1,000	1,000
Atmos Energy Corp.	5.500%	6/15/41	800	1,149
Atmos Energy Corp.	4.150%	1/15/43	75	94
Atmos Energy Corp.	4.125%	3/15/49	900	1,158
Atmos Energy Corp.	3.375%	9/15/49	720	835
CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	267
CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	525
CenterPoint Energy Resources Corp.	1.750%	10/1/30	500	503
CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	522
CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	306
KeySpan Corp.	5.803%	4/1/35	250	333
NiSource Finance Corp.	3.490%	5/15/27	1,100	1,243
NiSource Finance Corp.	5.950%	6/15/41	382	545
NiSource Finance Corp.	4.800%	2/15/44	200	261
NiSource Finance Corp.	5.650%	2/1/45	500	720
NiSource Finance Corp.	4.375%	5/15/47	1,575	1,999
NiSource Finance Corp.	3.950%	3/30/48	500	612
NiSource Inc.	0.950%	8/15/25	500	503
NiSource Inc.	2.950%	9/1/29	1,500	1,638
NiSource Inc.	3.600%	5/1/30	500	575
NiSource Inc.	1.700%	2/15/31	500	497
ONE Gas Inc.	2.000%	5/15/30	200	209
ONE Gas Inc.	4.658%	2/1/44	507	663
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	435
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	193
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	399
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	300	335
Sempra Energy	2.900%	2/1/23	425	446
Sempra Energy	4.050%	12/1/23	775	848
Sempra Energy	3.750%	11/15/25	330	373
Sempra Energy	3.250%	6/15/27	575	642
Sempra Energy	3.400%	2/1/28	150	171
Sempra Energy	3.800%	2/1/38	900	1,037
Sempra Energy	6.000%	10/15/39	1,705	2,442

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sempra Energy	4.000%	2/1/48	400	474
Southern California Gas Co.	3.150%	9/15/24	425	465
Southern California Gas Co.	2.600%	6/15/26	725	788
Southern California Gas Co.	2.550%	2/1/30	450	485
Southern California Gas Co.	3.750%	9/15/42	330	391
Southern California Gas Co.	4.125%	6/1/48	325	418
Southern California Gas Co.	4.300%	1/15/49	500	661
Southern California Gas Co.	3.950%	2/15/50	250	312
Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	79
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	418
Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	1,006
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	181
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	154
Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	1,141
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	629
Southwest Gas Corp.	3.700%	4/1/28	450	515
Southwest Gas Corp.	3.800%	9/29/46	250	288
Southwest Gas Corp.	4.150%	6/1/49	200	242
Washington Gas Light Co.	3.796%	9/15/46	350	417
Washington Gas Light Co.	3.650%	9/15/49	500	599
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,545	1,688
American Water Capital Corp.	3.400%	3/1/25	450	497
American Water Capital Corp.	2.950%	9/1/27	1,225	1,350
American Water Capital Corp.	3.450%	6/1/29	2,000	2,292
American Water Capital Corp.	2.800%	5/1/30	200	221
American Water Capital Corp.	6.593%	10/15/37	700	1,081
American Water Capital Corp.	4.300%	12/1/42	125	164
American Water Capital Corp.	4.000%	12/1/46	500	623
American Water Capital Corp.	3.750%	9/1/47	475	579
American Water Capital Corp.	4.200%	9/1/48	450	587
American Water Capital Corp.	4.150%	6/1/49	400	524
American Water Capital Corp.	3.450%	5/1/50	500	593
Essential Utilities Inc.	3.566%	5/1/29	275	312
Essential Utilities Inc.	2.704%	4/15/30	400	433
Essential Utilities Inc.	4.276%	5/1/49	435	545
Essential Utilities Inc.	3.351%	4/15/50	600	670
Veolia Environnement SA	6.750%	6/1/38	125	177
				474,613
Total Corporate Bonds (Cost $5,293,326)				5,870,552
Sovereign Bonds (1.5%)
African Development Bank	0.500%	4/22/22	2,000	2,008
African Development Bank	1.625%	9/16/22	1,300	1,331
African Development Bank	2.125%	11/16/22	2,000	2,071
African Development Bank	0.750%	4/3/23	1,500	1,518
African Development Bank	3.000%	9/20/23	1,600	1,719
Asian Development Bank	2.000%	2/16/22	2,830	2,888
Asian Development Bank	1.875%	2/18/22	2,850	2,904
Asian Development Bank	0.625%	4/7/22	5,000	5,029
Asian Development Bank	1.875%	7/19/22	2,800	2,873
Asian Development Bank	1.875%	8/10/22	2,200	2,259
Asian Development Bank	1.750%	9/13/22	2,500	2,566
Asian Development Bank	1.625%	1/24/23	1,500	1,544
Asian Development Bank	2.750%	3/17/23	1,500	1,583
Asian Development Bank	0.250%	7/14/23	5,000	5,003
Asian Development Bank	0.250%	10/6/23	4,600	4,602
Asian Development Bank	2.625%	1/30/24	2,000	2,144
Asian Development Bank	1.500%	10/18/24	1,000	1,044
Asian Development Bank	2.000%	1/22/25	1,027	1,094
Asian Development Bank	2.125%	3/19/25	700	751
Asian Development Bank	0.625%	4/29/25	2,000	2,018
Asian Development Bank	0.375%	9/3/25	6,129	6,110

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asian Development Bank	2.000%	4/24/26	400	431
Asian Development Bank	2.625%	1/12/27	800	891
Asian Development Bank	2.500%	11/2/27	2,985	3,326
Asian Development Bank	2.750%	1/19/28	1,000	1,134
Asian Development Bank	3.125%	9/26/28	1,600	1,874
Asian Development Bank	1.750%	9/19/29	200	213
Asian Development Bank	1.875%	1/24/30	1,000	1,076
Asian Development Bank	0.750%	10/8/30	1,500	1,462
Asian Infrastructure Investment Bank	0.250%	9/29/23	1,600	1,601
Asian Infrastructure Investment Bank	2.250%	5/16/24	2,000	2,126
Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	1,001
Canada	2.625%	1/25/22	2,500	2,565
Canada	2.000%	11/15/22	860	889
Canada	1.625%	1/22/25	2,290	2,396
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,100	3,224
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	800	912
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	650	643
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	400	452
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,000	1,077
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	492
Corp. Andina de Fomento	4.375%	6/15/22	1,140	1,197
Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,522
Corp. Andina de Fomento	2.375%	5/12/23	200	207
Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,350
Corp. Andina de Fomento	1.625%	9/23/25	600	608
Council Of Europe Development Bank	1.750%	9/26/22	600	616
Council Of Europe Development Bank	2.625%	2/13/23	1,900	1,996
Council Of Europe Development Bank	0.250%	10/20/23	1,500	1,501
Council Of Europe Development Bank	2.500%	2/27/24	50	53
Council Of Europe Development Bank	1.375%	2/27/25	850	884
Ecopetrol SA	5.875%	9/18/23	1,425	1,592
Ecopetrol SA	4.125%	1/16/25	1,475	1,608
Ecopetrol SA	5.375%	6/26/26	1,575	1,811
Ecopetrol SA	6.875%	4/29/30	1,600	2,062
Ecopetrol SA	7.375%	9/18/43	800	1,089
Ecopetrol SA	5.875%	5/28/45	1,525	1,843
Equinor ASA	3.150%	1/23/22	125	128
Equinor ASA	2.450%	1/17/23	2,960	3,090
Equinor ASA	2.650%	1/15/24	3,240	3,434
Equinor ASA	3.250%	11/10/24	550	606
Equinor ASA	3.625%	9/10/28	1,200	1,395
Equinor ASA	3.125%	4/6/30	500	565
Equinor ASA	2.375%	5/22/30	1,500	1,592
Equinor ASA	5.100%	8/17/40	300	421
Equinor ASA	4.250%	11/23/41	325	409
Equinor ASA	3.950%	5/15/43	175	212
Equinor ASA	4.800%	11/8/43	1,015	1,361
Equinor ASA	3.250%	11/18/49	750	835
Equinor ASA	3.700%	4/6/50	2,360	2,832
European Bank for Reconstruction & Development	1.875%	2/23/22	1,300	1,325
European Bank for Reconstruction & Development	2.750%	3/7/23	2,400	2,532
European Bank for Reconstruction & Development	0.250%	7/10/23	3,000	3,002
European Bank for Reconstruction & Development	1.625%	9/27/24	500	524
European Bank for Reconstruction & Development	1.500%	2/13/25	100	104
European Bank for Reconstruction & Development	0.500%	5/19/25	700	702
European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,603
European Investment Bank	2.875%	12/15/21	4,800	4,923
European Investment Bank	2.250%	3/15/22	1,800	1,845
European Investment Bank	2.625%	5/20/22	2,500	2,584
European Investment Bank	2.375%	6/15/22	4,130	4,262
European Investment Bank	2.250%	8/15/22	685	708
European Investment Bank	1.375%	9/6/22	2,500	2,550
European Investment Bank	2.000%	12/15/22	5,525	5,721
European Investment Bank	2.500%	3/15/23	625	657

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
European Investment Bank	1.375%	5/15/23	4,300	4,418
European Investment Bank	2.875%	8/15/23	3,300	3,529
European Investment Bank	0.250%	9/15/23	5,500	5,506
European Investment Bank	3.125%	12/14/23	700	759
European Investment Bank	3.250%	1/29/24	3,210	3,504
European Investment Bank	2.625%	3/15/24	3,660	3,937
European Investment Bank	2.250%	6/24/24	2,010	2,147
European Investment Bank	2.500%	10/15/24	864	936
European Investment Bank	1.875%	2/10/25	4,413	4,684
European Investment Bank	1.625%	3/14/25	3,000	3,156
European Investment Bank	0.625%	7/25/25	3,700	3,737
European Investment Bank	0.375%	12/15/25	5,500	5,482
European Investment Bank	2.125%	4/13/26	1,000	1,086
European Investment Bank	2.375%	5/24/27	800	885
European Investment Bank	0.625%	10/21/27	500	497
European Investment Bank	1.625%	10/9/29	350	370
European Investment Bank	0.875%	5/17/30	400	397
European Investment Bank	0.750%	9/23/30	1,200	1,173
European Investment Bank	4.875%	2/15/36	1,300	1,916
Export Development Canada	1.750%	7/18/22	1,485	1,519
Export Development Canada	2.500%	1/24/23	60	63
Export Development Canada	1.375%	2/24/23	2,600	2,653
Export Development Canada	2.750%	3/15/23	1,200	1,266
Export Development Canada	2.625%	2/21/24	800	858
Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,537
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,560
Export-Import Bank of Korea	3.625%	11/27/23	600	655
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,306
Export-Import Bank of Korea	3.250%	11/10/25	300	335
Export-Import Bank of Korea	2.625%	5/26/26	600	657
Export-Import Bank of Korea	2.375%	4/21/27	1,020	1,080
Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,567
FMS Wertmanagement	2.000%	8/1/22	4,040	4,154
Hydro-Quebec	8.400%	1/15/22	1,235	1,334
Hydro-Quebec	8.050%	7/7/24	2,665	3,338
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	829
Inter-American Development Bank	2.125%	1/18/22	3,000	3,061
Inter-American Development Bank	1.750%	4/14/22	2,400	2,448
Inter-American Development Bank	1.750%	9/14/22	3,300	3,387
Inter-American Development Bank	3.000%	9/26/22	3,300	3,459
Inter-American Development Bank	2.500%	1/18/23	5,330	5,578
Inter-American Development Bank	0.250%	11/15/23	5,200	5,203
Inter-American Development Bank	2.625%	1/16/24	2,500	2,678
Inter-American Development Bank	3.000%	2/21/24	3,700	4,012
Inter-American Development Bank	2.125%	1/15/25	1,000	1,070
Inter-American Development Bank	1.750%	3/14/25	500	528
Inter-American Development Bank	0.875%	4/3/25	1,000	1,019
Inter-American Development Bank	7.000%	6/15/25	250	318
Inter-American Development Bank	0.625%	7/15/25	5,100	5,146
Inter-American Development Bank	2.000%	6/2/26	1,915	2,061
Inter-American Development Bank	2.000%	7/23/26	1,200	1,293
Inter-American Development Bank	2.375%	7/7/27	800	882
Inter-American Development Bank	0.625%	9/16/27	3,700	3,668
Inter-American Development Bank	3.125%	9/18/28	2,200	2,576
Inter-American Development Bank	3.875%	10/28/41	1,600	2,207
Inter-American Development Bank	3.200%	8/7/42	550	695
Inter-American Development Bank	4.375%	1/24/44	450	672
International Bank for Reconstruction & Development	2.125%	12/13/21	1,130	1,151
International Bank for Reconstruction & Development	2.000%	1/26/22	6,700	6,829
International Bank for Reconstruction & Development	1.625%	2/10/22	4,025	4,090
International Bank for Reconstruction & Development	2.125%	7/1/22	3,000	3,087
International Bank for Reconstruction & Development	7.625%	1/19/23	25	29
International Bank for Reconstruction & Development	1.875%	6/19/23	6,000	6,243
International Bank for Reconstruction & Development	3.000%	9/27/23	9,250	9,947

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	0.250%	11/24/23	5,160	5,163
	International Bank for Reconstruction & Development	2.500%	3/19/24	3,600	3,856
	International Bank for Reconstruction & Development	1.500%	8/28/24	1,270	1,325
	International Bank for Reconstruction & Development	2.500%	11/25/24	5,500	5,959
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	2,101
	International Bank for Reconstruction & Development	0.625%	4/22/25	3,500	3,533
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,992
	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	5,032
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	6,016
	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	2,256
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,502
	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,598
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	989
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	4,146
	International Bank for Reconstruction & Development	4.750%	2/15/35	450	642
	International Finance Corp.	2.000%	10/24/22	1,000	1,033
	International Finance Corp.	2.875%	7/31/23	2,000	2,134
	International Finance Corp.	1.375%	10/16/24	1,400	1,455
	International Finance Corp.	0.375%	7/16/25	1,000	998
	International Finance Corp.	2.125%	4/7/26	1,505	1,633
	International Finance Corp.	0.750%	8/27/30	800	780
[7]	Japan Bank for International Cooperation	3.125%	7/20/21	730	741
[7]	Japan Bank for International Cooperation	2.500%	6/1/22	700	722
[7]	Japan Bank for International Cooperation	2.375%	7/21/22	1,000	1,032
[7]	Japan Bank for International Cooperation	1.625%	10/17/22	750	768
[7]	Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,513
[7]	Japan Bank for International Cooperation	1.750%	1/23/23	2,000	2,058
[7]	Japan Bank for International Cooperation	0.625%	5/22/23	4,200	4,228
[7]	Japan Bank for International Cooperation	3.250%	7/20/23	3,225	3,460
[7]	Japan Bank for International Cooperation	0.375%	9/15/23	2,700	2,701
[7]	Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,733
[7]	Japan Bank for International Cooperation	2.500%	5/23/24	400	428
[7]	Japan Bank for International Cooperation	3.000%	5/29/24	650	706
[7]	Japan Bank for International Cooperation	1.750%	10/17/24	600	628
[7]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,547
[7]	Japan Bank for International Cooperation	2.500%	5/28/25	500	541
[7]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,999
[7]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,684
[7]	Japan Bank for International Cooperation	2.875%	7/21/27	500	561
[7]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,469
[7]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,511
[7]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,778
[7]	Japan Bank for International Cooperation	2.000%	10/17/29	300	321
[7]	Japan International Cooperation Agency	2.750%	4/27/27	700	778
[7]	Japan International Cooperation Agency	3.375%	6/12/28	550	642
[7]	Japan International Cooperation Agency	1.000%	7/22/30	200	196
[8]	KFW	2.625%	1/25/22	2,500	2,565
[8]	KFW	2.500%	2/15/22	4,000	4,102
[8]	KFW	2.125%	3/7/22	7,150	7,312
[8]	KFW	2.125%	6/15/22	6,400	6,580
[8]	KFW	1.750%	8/22/22	4,700	4,820
[8]	KFW	2.000%	10/4/22	2,150	2,218
[8]	KFW	2.375%	12/29/22	4,100	4,277
[8]	KFW	2.125%	1/17/23	1,750	1,818
[8]	KFW	1.625%	2/15/23	2,500	2,573
[8]	KFW	0.250%	10/19/23	8,000	7,992
[8]	KFW	1.375%	8/5/24	500	516
[8]	KFW	2.500%	11/20/24	5,750	6,232
[8]	KFW	2.000%	5/2/25	1,250	1,336
[8]	KFW	0.375%	7/18/25	6,000	5,990
[8]	KFW	2.875%	4/3/28	2,300	2,645
[8]	KFW	1.750%	9/14/29	900	958
[8]	KFW	0.750%	9/30/30	2,000	1,953
[8]	KFW	0.000%	4/18/36	600	479

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	KFW	0.000%	6/29/37	1,700	1,336
	Korea Development Bank	2.625%	2/27/22	1,100	1,128
	Korea Development Bank	3.000%	9/14/22	1,250	1,300
	Korea Development Bank	3.375%	3/12/23	3,200	3,407
	Korea Development Bank	2.750%	3/19/23	600	631
	Korea Development Bank	3.750%	1/22/24	1,500	1,638
	Korea Development Bank	2.125%	10/1/24	400	421
[8]	Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,175	1,195
[8]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,404
[8]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,659
[8]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	501
[8]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	1,057
[8]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	876
[8]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,777
[8]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	983
	Nexen Energy ULC	7.875%	3/15/32	250	368
	Nexen Energy ULC	6.400%	5/15/37	800	1,115
	Nexen Energy ULC	7.500%	7/30/39	625	970
	Nordic Investment Bank	2.125%	2/1/22	1,500	1,531
	Nordic Investment Bank	1.375%	10/17/22	700	715
	Nordic Investment Bank	0.375%	5/19/23	1,000	1,002
	Nordic Investment Bank	2.875%	7/19/23	950	1,013
	Nordic Investment Bank	2.250%	5/21/24	600	633
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,495
[9]	Oesterreichische Kontrollbank AG	2.625%	1/31/22	400	410
[9]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	500	512
[9]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	1,500	1,584
[9]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	648
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	521
[9]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,492
[5]	Oriental Republic of Uruguay	8.000%	11/18/22	217	236
[5]	Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,247
[5]	Oriental Republic of Uruguay	4.375%	10/27/27	975	1,153
[5]	Oriental Republic of Uruguay	4.375%	1/23/31	2,140	2,627
[5]	Oriental Republic of Uruguay	7.625%	3/21/36	485	786
[5]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	1,278
[5]	Oriental Republic of Uruguay	5.100%	6/18/50	2,815	3,937
[5]	Oriental Republic of Uruguay	4.975%	4/20/55	2,500	3,472
[5]	Petroleos Mexicanos	2.290%	2/15/24	70	72
	Petroleos Mexicanos	2.378%	4/15/25	90	94
	Province of Alberta	2.200%	7/26/22	2,000	2,060
	Province of Alberta	3.350%	11/1/23	1,700	1,840
	Province of Alberta	2.950%	1/23/24	600	646
	Province of Alberta	1.875%	11/13/24	1,800	1,890
	Province of Alberta	3.300%	3/15/28	1,100	1,267
	Province of Alberta	1.000%	5/20/25	830	841
	Province of Alberta	1.300%	7/22/30	2,566	2,501
	Province of British Columbia	2.000%	10/23/22	300	309
	Province of British Columbia	2.250%	6/2/26	1,500	1,629
	Province of British Columbia	1.750%	9/27/24	600	623
	Province of Manitoba	2.100%	9/6/22	300	309
	Province of Manitoba	2.600%	4/16/24	1,250	1,339
	Province of Manitoba	3.050%	5/14/24	500	543
	Province of Manitoba	2.125%	6/22/26	850	914
	Province of New Brunswick	2.500%	12/12/22	400	416
	Province of New Brunswick	3.625%	2/24/28	500	580
	Province of Ontario	2.400%	2/8/22	700	717
	Province of Ontario	2.550%	4/25/22	1,000	1,030
	Province of Ontario	2.250%	5/18/22	2,900	2,980
	Province of Ontario	2.450%	6/29/22	100	103
	Province of Ontario	2.200%	10/3/22	500	516
	Province of Ontario	1.750%	1/24/23	1,190	1,226
	Province of Ontario	3.400%	10/17/23	3,130	3,392
	Province of Ontario	3.050%	1/29/24	2,000	2,162

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Ontario	3.200%	5/16/24	1,000	1,092
	Province of Ontario	2.500%	4/27/26	1,000	1,092
	Province of Ontario	2.300%	6/15/26	2,000	2,170
	Province of Ontario	2.000%	10/2/29	1,700	1,791
	Province of Ontario	1.125%	10/7/30	2,800	2,764
	Province of Quebec	2.375%	1/31/22	500	511
	Province of Quebec	2.625%	2/13/23	2,050	2,150
	Province of Quebec	7.125%	2/9/24	3,050	3,664
	Province of Quebec	2.875%	10/16/24	700	764
	Province of Quebec	1.500%	2/11/25	155	160
	Province of Quebec	0.600%	7/23/25	1,500	1,494
	Province of Quebec	2.500%	4/20/26	700	765
	Province of Quebec	2.750%	4/12/27	3,250	3,621
	Province of Quebec	7.500%	9/15/29	1,075	1,608
	Province of Quebec	1.350%	5/28/30	1,200	1,210
	Province of Saskatchewan	8.500%	7/15/22	244	273
	Republic of Chile	2.250%	10/30/22	225	233
	Republic of Chile	3.125%	3/27/25	200	220
	Republic of Chile	3.125%	1/21/26	710	787
[5]	Republic of Chile	3.240%	2/6/28	2,910	3,296
	Republic of Chile	2.450%	1/31/31	600	642
[5]	Republic of Chile	2.550%	1/27/32	1,100	1,184
	Republic of Chile	3.860%	6/21/47	675	823
[5]	Republic of Chile	3.500%	1/25/50	1,700	1,944
[5]	Republic of Colombia	2.625%	3/15/23	2,250	2,324
	Republic of Colombia	8.125%	5/21/24	400	491
[5]	Republic of Colombia	4.500%	1/28/26	919	1,041
[5]	Republic of Colombia	3.875%	4/25/27	2,500	2,782
[5]	Republic of Colombia	4.500%	3/15/29	2,800	3,240
[5]	Republic of Colombia	3.000%	1/30/30	250	263
[5]	Republic of Colombia	3.125%	4/15/31	500	531
	Republic of Colombia	10.375%	1/28/33	500	807
	Republic of Colombia	7.375%	9/18/37	1,000	1,462
	Republic of Colombia	6.125%	1/18/41	1,100	1,474
[5]	Republic of Colombia	5.625%	2/26/44	2,033	2,630
[5]	Republic of Colombia	5.000%	6/15/45	4,244	5,192
	Republic of Colombia	5.200%	5/15/49	1,600	2,025
[5]	Republic of Colombia	4.125%	5/15/51	2,500	2,778
[5]	Republic of Columbia	4.000%	2/26/24	1,690	1,827
	Republic of Hungary	6.375%	3/29/21	1,830	1,855
	Republic of Hungary	5.375%	2/21/23	2,000	2,190
	Republic of Hungary	5.750%	11/22/23	1,000	1,140
	Republic of Hungary	5.375%	3/25/24	1,600	1,820
	Republic of Hungary	7.625%	3/29/41	850	1,508
	Republic of Indonesia	2.950%	1/11/23	350	365
	Republic of Indonesia	4.450%	2/11/24	625	691
	Republic of Indonesia	3.850%	7/18/27	200	228
	Republic of Indonesia	3.500%	1/11/28	1,300	1,454
	Republic of Indonesia	4.100%	4/24/28	1,000	1,161
	Republic of Indonesia	4.750%	2/11/29	600	727
	Republic of Indonesia	3.400%	9/18/29	200	223
	Republic of Indonesia	2.850%	2/14/30	350	376
	Republic of Indonesia	3.850%	10/15/30	2,100	2,441
[1]	Republic of Indonesia	4.750%	7/18/47	300	375
	Republic of Indonesia	4.350%	1/11/48	2,075	2,472
	Republic of Indonesia	5.350%	2/11/49	1,100	1,507
	Republic of Indonesia	3.700%	10/30/49	825	902
	Republic of Indonesia	4.200%	10/15/50	2,205	2,630
	Republic of Indonesia	4.450%	4/15/70	500	613
	Republic of Italy	6.875%	9/27/23	2,300	2,668
	Republic of Italy	2.375%	10/17/24	1,950	2,048
	Republic of Italy	1.250%	2/17/26	900	897
	Republic of Italy	2.875%	10/17/29	2,000	2,098
	Republic of Italy	5.375%	6/15/33	1,925	2,469

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Italy	4.000%	10/17/49	1,900	2,091
	Republic of Korea	2.750%	1/19/27	3,800	4,148
	Republic of Korea	1.000%	9/16/30	1,000	979
	Republic of Korea	4.125%	6/10/44	305	413
	Republic of Korea	3.875%	9/20/48	390	519
[5]	Republic of Panama	4.000%	9/22/24	600	664
[5]	Republic of Panama	3.750%	3/16/25	1,450	1,604
	Republic of Panama	8.875%	9/30/27	368	527
[5]	Republic of Panama	3.875%	3/17/28	1,980	2,277
	Republic of Panama	9.375%	4/1/29	1,070	1,661
[5]	Republic of Panama	3.160%	1/23/30	400	445
[5]	Republic of Panama	2.252%	9/29/32	500	517
[5]	Republic of Panama	6.700%	1/26/36	1,744	2,585
[5]	Republic of Panama	4.500%	5/15/47	200	257
[5]	Republic of Panama	4.500%	4/16/50	2,110	2,711
[5]	Republic of Panama	4.300%	4/29/53	1,250	1,580
[5]	Republic of Panama	4.500%	4/1/56	2,400	3,096
[5]	Republic of Panama	3.870%	7/23/60	2,000	2,360
[5]	Republic of Peru	2.392%	1/23/26	600	640
	Republic of Peru	4.125%	8/25/27	250	294
	Republic of Peru	2.844%	6/20/30	500	554
[5]	Republic of Peru	2.783%	1/23/31	1,200	1,319
[5]	Republic of Peru	1.862%	12/1/32	900	909
	Republic of Peru	8.750%	11/21/33	2,535	4,330
[5]	Republic of Peru	6.550%	3/14/37	600	911
	Republic of Peru	5.625%	11/18/50	2,150	3,376
[5]	Republic of Peru	3.230%	7/28/21	2,800	2,796
	Republic of Poland	5.125%	4/21/21	1,305	1,321
	Republic of Poland	5.000%	3/23/22	1,415	1,493
	Republic of Poland	3.000%	3/17/23	3,100	3,267
	Republic of Poland	4.000%	1/22/24	625	691
	Republic of Poland	3.250%	4/6/26	1,150	1,294
	Republic of the Philippines	4.200%	1/21/24	1,400	1,554
	Republic of the Philippines	9.500%	10/21/24	550	733
	Republic of the Philippines	10.625%	3/16/25	425	602
	Republic of the Philippines	5.500%	3/30/26	1,500	1,864
	Republic of the Philippines	3.000%	2/1/28	3,800	4,206
	Republic of the Philippines	3.750%	1/14/29	1,000	1,168
	Republic of the Philippines	9.500%	2/2/30	1,525	2,516
	Republic of the Philippines	2.457%	5/5/30	2,000	2,155
	Republic of the Philippines	7.750%	1/14/31	775	1,196
	Republic of the Philippines	1.648%	6/10/31	273	275
	Republic of the Philippines	6.375%	1/15/32	600	859
	Republic of the Philippines	6.375%	10/23/34	3,175	4,667
	Republic of the Philippines	5.000%	1/13/37	400	529
	Republic of the Philippines	3.950%	1/20/40	1,500	1,794
	Republic of the Philippines	3.700%	3/1/41	1,534	1,778
	Republic of the Philippines	3.700%	2/2/42	885	1,030
	Republic of the Philippines	2.950%	5/5/45	1,750	1,858
	Republic of the Philippines	2.650%	12/10/45	885	894
	State of Israel	4.000%	6/30/22	900	948
	State of Israel	3.150%	6/30/23	1,100	1,174
	State of Israel	2.875%	3/16/26	1,100	1,211
	State of Israel	3.250%	1/17/28	790	902
	State of Israel	2.500%	1/15/30	200	216
	State of Israel	2.750%	7/3/30	1,550	1,708
	State of Israel	4.500%	1/30/43	1,400	1,849
	State of Israel	4.125%	1/17/48	800	1,029
	State of Israel	3.375%	1/15/50	2,035	2,249
	State of Israel	3.875%	7/3/50	1,650	1,986
	State of Israel	4.500%	4/3/20	900	1,191
	Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,826
	Svensk Exportkredit AB	1.625%	11/14/22	1,500	1,537
	Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,478

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Svensk Exportkredit AB	0.250%	9/29/23	500	499
	Svensk Exportkredit AB	0.375%	7/30/24	800	800
	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,512
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,992
	Syngenta Finance NV	3.125%	3/28/22	450	457
	United Mexican States	4.000%	10/2/23	269	294
	United Mexican States	3.600%	1/30/25	3,284	3,654
[5]	United Mexican States	3.900%	4/27/25	1,300	1,458
	United Mexican States	4.125%	1/21/26	3,468	3,985
	United Mexican States	4.150%	3/28/27	2,920	3,369
	United Mexican States	3.750%	1/11/28	1,175	1,324
	United Mexican States	4.500%	4/22/29	1,500	1,759
[5]	United Mexican States	3.250%	4/16/30	5,100	5,519
[5]	United Mexican States	2.659%	5/24/31	700	716
	United Mexican States	8.300%	8/15/31	1,000	1,522
[5]	United Mexican States	4.750%	4/27/32	2,500	3,011
	United Mexican States	7.500%	4/8/33	400	579
	United Mexican States	6.750%	9/27/34	200	282
	United Mexican States	6.050%	1/11/40	2,321	3,115
	United Mexican States	4.750%	3/8/44	3,022	3,594
	United Mexican States	5.550%	1/21/45	1,000	1,312
	United Mexican States	4.600%	1/23/46	2,530	2,951
	United Mexican States	4.350%	1/15/47	1,580	1,803
	United Mexican States	4.600%	2/10/48	3,110	3,651
[5]	United Mexican States	4.500%	1/31/50	2,100	2,464
[5]	United Mexican States	5.000%	4/27/51	2,600	3,242
[5]	United Mexican States	3.771%	5/24/61	3,200	3,336
	United Mexican States	5.750%	10/12/10	2,914	3,869
Total Sovereign Bonds (Cost $752,880)					807,846
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	195	206
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	167
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	333
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	100	163
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	50	73
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	925	1,374
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	160	227
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	175	329
	Atlanta GA Water & Wastewater Revenue	2.257%	11/1/35	250	263
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	300	324
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	273
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,697
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	229
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,200	2,215
	California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	1,000	1,023
	California GO	5.700%	11/1/21	1,000	1,045
	California GO	2.367%	4/1/22	600	615
	California GO	3.375%	4/1/25	426	476

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	2.650%	4/1/26	250	275
California GO	3.500%	4/1/28	400	467
California GO	2.500%	10/1/29	290	319
California GO	4.500%	4/1/33	850	1,027
California GO	7.500%	4/1/34	2,770	4,617
California GO	4.600%	4/1/38	1,350	1,623
California GO	7.550%	4/1/39	4,615	8,103
California GO	7.300%	10/1/39	1,000	1,651
California GO	7.350%	11/1/39	725	1,204
California GO	7.625%	3/1/40	500	868
California Institute of Technology Revenue	3.650%	9/1/19	200	226
California State University Systemwide Revenue	3.899%	11/1/47	250	306
California State University Systemwide Revenue	2.897%	11/1/51	500	508
California State University Systemwide Revenue	2.975%	11/1/51	465	497
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	147
Chicago IL GO	7.045%	1/1/29	170	185
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	717
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	405	610
Chicago IL O’Hare International Airport Revenue	4.472%	1/1/49	325	401
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	1,545	2,234
City of San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	250	263
Clark County NV Airport System Revenue	6.820%	7/1/45	325	539
Commonwealth Financing Authority PA Revenue	3.807%	6/1/41	400	472
Commonwealth Financing Authority PA Revenue	3.864%	6/1/38	500	587
Connecticut GO	5.090%	10/1/30	575	700
Connecticut GO	5.850%	3/15/32	610	853
Cook County IL GO	6.229%	11/15/34	400	563
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	147
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	306
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	107
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	397
Dallas TX Independent School District GO	6.450%	2/15/35	150	152
Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	1,875	2,006
Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	348
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	68
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	409
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	473
Florida Board of Administration Finance Corp. Revenue	1.258%	7/1/25	1,300	1,330
Florida Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	882
Florida Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	1,052
Florida Board of Administration Finance Corp. Revenue	2.638%	7/1/21	500	506
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	548
George Washington University Revenue	4.300%	9/15/44	200	249
George Washington University Revenue	4.126%	9/15/48	800	996
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	601	914
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,129	1,745
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	147	213
Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,558
Great Lakes Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	100	107
Health & Educational Facilities Authority of the State of Missouri	3.229%	5/15/50	355	415

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX GO	6.290%	3/1/32	810	1,028
	Illinois GO	4.950%	6/1/23	833	854
	Illinois GO	5.100%	6/1/33	4,320	4,649
	Illinois GO	6.630%	2/1/35	130	149
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	506
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	431
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	225	288
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	351
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	195
	Los Angeles CA Community College District GO	1.606%	8/1/28	305	316
	Los Angeles CA Community College District GO	1.806%	8/1/30	500	516
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,450	1,511
	Los Angeles CA Community College District GO	6.750%	8/1/49	235	422
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	152
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	718
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	931
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,960	2,765
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	150
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	548
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	85
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	147
	Massachusetts GO	4.200%	12/1/21	685	709
	Massachusetts GO	5.456%	12/1/39	845	1,246
	Massachusetts GO	2.514%	7/1/41	2,175	2,276
	Massachusetts GO	2.813%	9/1/43	300	330
	Massachusetts GO	2.900%	9/1/49	300	323
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	363
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	725
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	300	323
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	72
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	152
	Metropolitan Transportation Authority Revenue	5.175%	11/15/49	1,225	1,435
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	1,020
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	633
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	275	297
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	276
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	423
	Michigan State Building Authority Revenue	2.705%	10/15/40	800	819
	Michigan State University Revenue	4.496%	8/15/48	200	229
	Mississippi GO	5.245%	11/1/34	250	332
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	442
[10]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,850

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	475	499
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	400	414
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	547
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	621
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	629
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,905	3,111
	New York City NY GO	5.517%	10/1/37	475	670
	New York City NY GO	6.271%	12/1/37	325	492
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	154
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	157
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	119
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	494
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,945
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	300	391
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	206
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	850
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	122
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	824
	New York State Dormitory Authority Revenue	3.142%	7/1/43	1,355	1,427
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	200	218
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	128
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	200	218
	New York State Thruway Authority Revenue	2.900%	1/1/35	200	217
	New York State Thruway Authority Revenue	3.500%	1/1/42	200	209
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	345
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	579
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	1,214
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	242
	Ohio State University General Receipts Revenue	3.798%	12/1/46	100	122
	Ohio State University General Receipts Revenue	4.800%	6/1/11	615	894
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	306
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	122
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	326
	Oregon GO	5.762%	6/1/23	268	290
	Oregon GO	5.892%	6/1/27	375	470
[11]	Oregon School Boards Association GO	5.528%	6/30/28	125	151
[12]	Oregon State University Revenue	3.424%	3/1/60	750	777
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	250	303
	Pennsylvania State University Revenue	2.790%	9/1/43	425	445
	Pennsylvania State University Revenue	2.840%	9/1/50	200	207
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	568
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	167

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	1,147
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	287
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,332
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	421
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	213
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	2,280	3,033
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	763
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	427
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Project)	2.543%	9/1/40	300	313
	Princeton University Revenue	5.700%	3/1/39	800	1,214
[5]	Princeton University Revenue	2.516%	7/1/50	565	598
	Regents of the University of California Medical Center Pooled Revenue	3.006%	5/15/50	500	531
	Regents of the University of California Medical Center Pooled Revenue	3.256%	5/15/60	660	742
	Regents of the University of California Revenue	3.063%	7/1/25	400	441
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	249
	Riverside County CA Pension Revenue	3.818%	2/15/38	75	83
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	450
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	107
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	150	170
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	369
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	273
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	288
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	516
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	340
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	741
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	582
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,563
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	473
	San Francisco CA Public Utilities Commission Water Revenue	2.825%	11/1/41	250	262
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	403
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	645	826
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	135	141
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	788
	State of California GO	1.750%	11/1/30	260	267
	Texas A&M University System Revenue Financing System Revenue	3.100%	7/1/49	275	292
	Texas GO	5.517%	4/1/39	1,030	1,532
	Texas GO	3.211%	4/1/44	425	464
	Texas Private Activity Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	675	770
	Texas Transportation Commission Revenue	2.562%	4/1/42	725	739
	Texas Transportation Commission Revenue	2.472%	10/1/44	725	729
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	355
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	135
	Texas Transportation Commission State Highway Fund	4.000%	10/1/33	325	411
	University of California Regents Medical Center Revenue	6.548%	5/15/48	2,250	3,652
	University of California Regents Medical Center Revenue	6.583%	5/15/49	125	202
	University of California Revenue	0.883%	5/15/25	225	228
	University of California Revenue	1.316%	5/15/27	925	940
	University of California Revenue	1.614%	5/15/30	250	253
	University of California Revenue	4.601%	5/15/31	500	610
	University of California Revenue	5.946%	5/15/45	275	400
	University of California Revenue	4.858%	5/15/12	1,330	1,909

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Revenue	4.767%	5/15/15	50	70
	University of Maryland Medical System Obligated Group Revenue	3.052%	7/1/40	500	518
	University of Maryland Medical System Obligated Group Revenue	3.197%	7/1/50	500	518
	University of Michigan Revenue	2.437%	4/1/40	275	287
	University of Michigan Revenue	2.562%	4/1/50	200	212
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	258
	University of Pittsburgh PA of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	1,025	1,160
	University of Southern California Revenue	5.250%	10/1/11	275	434
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	400	482
	University of Texas Revenue	3.354%	8/15/47	200	240
	University of Texas System Revenue	2.439%	8/15/49	225	228
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	300	411
	University of Virginia Revenue	2.256%	9/1/50	1,075	1,064
	University of Virginia Revenue	4.179%	9/1/17	250	333
	Utah GO	4.554%	7/1/24	100	108
	Utah GO	3.539%	7/1/25	576	627
	Washington GO	5.140%	8/1/40	480	674
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,121
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	340
[11]	Wisconsin GO	5.700%	5/1/26	270	317
Total Taxable Municipal Bonds (Cost $129,353)					152,475

				Shares
Preferred Stocks (0.0%)
*	FAT Brands Inc. Pfd.			346	6
	Air T Funding Pfd.			28	1
Total Preferred Stocks (Cost $6)					7
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[13,14]	Vanguard Market Liquidity Fund	0.111%		15,486,649	1,548,665

				Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Cash Management Bill	0.115%	2/16/21	9,418	9,417
[15]	United States Cash Management Bill	0.113%	3/23/21	2,632	2,632
					12,049
Total Temporary Cash Investments (Cost $1,560,481)					1,560,714
Total Investments (101.4%) (Cost $30,348,617)					52,660,544
Other Assets and Liabilities—Net (-1.4%)					(740,259)
Net Assets (100%)					51,920,285
Cost is in $000.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $77,231,000.
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2020.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $161,484,000, representing 0.3% of net assets.

Vanguard® Balanced Index Fund

Schedule of Investments

December 31, 2020

2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	U.S. government-guaranteed.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Guaranteed by the Republic of Austria.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
14	Collateral of $83,679,000 was received for securities on loan, of which $83,119,000 is held in Vanguard Market Liquidity Fund and $560,000 is held in cash.
15	Securities with a value of $467,000 have been segregated as initial margin for open futures contracts.
12M—12-month.
1YR—1-year.
3M—3-month.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
UMBS—Uniform Mortgage-Backed Securities.

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA020 022021

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Balanced Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments - investments summary of Vanguard Balanced Index Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the "Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 18, 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: February 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: February 19, 2021

VANGUARD VALLEY FORGE FUNDS

BY: /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: February 19, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference